UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07076

Wilshire Mutual Funds, Inc.
(Exact name of Registrant as specified in charter)

Wilshire Associates Incorporated 1299 Ocean Avenue, Suite 700 Santa Monica, CA 90401-1085
(Address of principal executive offices) (Zip code)

Jason A. Schwarz, President 1299 Ocean Avenue, Suite 700 Santa Monica, CA 90401-1085
(Name and address of agent for service)

Registrant’s telephone number, including area code: 310-451-3051

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

Item 1.	Reports to Stockholders.
The Report to Shareholders is attached herewith.

Wilshire Mutual Funds

SEMI-ANNUAL REPORT

(Unaudited)

Large Company Growth Portfolio

Large Company Value Portfolio

Small Company Growth Portfolio

Small Company Value Portfolio

Wilshire 5000 Indexsm Fund

Wilshire International Equity Fund

Wilshire Income Opportunities Fund

June 30, 2016 http://advisor.wilshire.com

Wilshire Mutual Funds Table of Contents

Letter to Shareholders	1
Commentary:
Large Company Growth Portfolio	3
Large Company Value Portfolio	7
Small Company Growth Portfolio	11
Small Company Value Portfolio	15
Wilshire 5000 IndexSM Fund	19
Wilshire International Equity Fund	25
Wilshire Income Opportunities Fund	29
Disclosure of Fund Expenses	33
Schedule of Investments/Condensed Schedules of Investments:
Large Company Growth Portfolio	36
Large Company Value Portfolio	38
Small Company Growth Portfolio	40
Small Company Value Portfolio	42
Wilshire 5000 IndexSM Fund	44
Wilshire International Equity Fund	46
Wilshire Income Opportunities Fund	50
Statements of Assets and Liabilities	67
Statements of Operations	70
Statements of Changes in Net Assets	72
Financial Highlights:
Large Company Growth Portfolio	79
Large Company Value Portfolio	81
Small Company Growth Portfolio	83
Small Company Value Portfolio	85
Wilshire 5000 IndexSM Fund	87
Wilshire International Equity Fund	91
Wilshire Income Opportunities Fund	93
Notes to Financial Statements	95
Additional Fund Information	113
Board Approval of Advisory and Subadvisory Agreements	114

This report is for the general information of the shareholders of Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire 5000 IndexSM Fund, Wilshire International Equity Fund and Wilshire Income Opportunities Fund. Its use in connection with any offering of a Portfolio’s shares is authorized only if accompanied or preceded by the Portfolio’s current prospectus.

Wilshire Mutual Funds, Inc. are distributed by SEI Investments Distribution Co.

Wilshire Mutual Funds Letter to Shareholders (Unaudited)

Dear Wilshire Mutual Fund Shareholder:

We are pleased to present this semiannual report to all shareholders of the Wilshire Mutual Funds. This report covers the period from January 1, 2016 to June 30, 2016, for all share classes of the Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire 5000 IndexSM Fund, Wilshire International Equity Fund and Wilshire Income Opportunities Fund.

Market Environment

U.S. Equity Market

The U.S. stock market, as represented by the Wilshire 5000 Total Market IndexSM, returned 3.98% during the first half of the year. During the first six months of the year, value oriented stocks outpaced growth securities across capitalizations. While large-cap stocks outpaced small-cap stocks in the first quarter, small-cap stocks lead during the second quarter. Sector performance varied during the period, with defensive and cyclically oriented sectors being the top performers. Utilities, Telecom Services, Energy, and Materials returned 23.8%, 23.4%, 15.5%, and 11.0%, respectively. Conversely, Financials were weighed down by decreasing interest yields and Health Care struggled as biotechnology holdings sold off over fears about potential health care reform. The sectors returned -1.0% and -0.7%, respectively.

International Equity Market

International equities trailed domestic equity market during the first half of the year as the MSCI EAFE Index returned -4.4%. Emerging markets surged during the period benefitting from rising energy and commodity prices as well as expectations for continued accommodative policies from central banks around the world. The MSCI Emerging Markets index rose 6.4% through June 30. The period ended with increased volatility as uncertainty regarding the potential political contagion emanating from the “Brexit” vote weighed on markets. Equity markets fell sharply immediately following the referendum, and the British pound slumped to its lowest level in 30 years. As in the U.S., foreign markets bounced back over the last few days of the period erasing some of the earlier losses. Japan was among the worst performing developed international markets for the first six months of the year as a strengthening yen and a sluggish economy weighed on investor sentiment. The MSCI Japan Index retuned -5.6% in U.S. dollar terms and -19.5% in local currency terms for the period.

Bond Market

U.S. Treasury yields plunged during the first six months of 2016 as stock market volatility fed safe-haven trades into longer-term Treasuries. The 10-year U.S. Treasury started the year yielding 2.27%, then steadily fell during the first quarter market decline to 1.64% on February 11 before rising to 1.78% by the end of the first quarter as equities stabilized. Treasury securities extended their rally in the second quarter due to broad investor uncertainty, initially over the outcome of the Brexit vote, then over the details and timetable of the withdrawal of the United Kingdom from the European Union. The 10-year U.S. Treasury ended June yielding 1.49%. Credit spreads tightened somewhat over second half of the period, as investors continued to seek incremental yield wherever they could find it. Globally, sovereigns benefited from overall market uneasiness.

Fund Performance Review

The Large Company Growth Portfolio Institutional Class returned 1.38%, performing in-line with the Russell 1000 Growth Index. The Large Company Value Portfolio Institutional Class returned 1.55%, underperforming the Russell 1000 Value Index by 4.75%. The Small Company Growth Portfolio Institutional Class returned 4.53%, outperforming the Russell 2000 Growth Index by 6.12%. The Small Company Value Portfolio Institutional Class returned 3.46%, underperforming the Russell 2000 Value Index by 2.62%. The Wilshire 5000 IndexSM Fund Institutional Class returned 3.77%, underperforming the Wilshire 5000 Total Market IndexSM by 0.21%. The Wilshire International Equity Fund Institutional Class returned

Wilshire Mutual Funds Letter to Shareholders (Unaudited) - (Continued)

0.46%, outperforming the MSCI All Country World ex-U.S. Index by 1.48%. The Wilshire Income Opportunities Fund Institutional Share Class returned 3.10% outperforming the Barclays U.S. Universal Index by 0.32% (for the since inception period). We are pleased with the Funds’ performance for the first half of 2016. While some of the Funds struggled during this period, we are confident that each Fund is well positioned for future growth

As always, we sincerely appreciate your continued support and confidence in Wilshire Associates.

Sincerely,

Jason Schwarz
President, Wilshire Mutual Funds

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all distributions.

Index returns are for illustrative purposes only and do not represent actual Fund performance. Index performance returns do not reflect any management fees, transactions costs or expenses. Indexes are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

Bonds and bond funds are subject to interest rate risk and will decline in value as interest rates rise.

In addition to the normal risks associated with investing, international investments may involves risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from social, economic or political instability in other nations. Investments in smaller companies typically exhibit higher volatility.

Investing involves risk including loss of principal. This report identifies the Portfolio’s investments on June 30, 2016. These holdings are subject to change. Not all investments in each Portfolio performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

The MSCI EAFE Index is an equity index which captures large and mid-cap representation across Developed Markets countries around the world, excluding the U.S. and Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The MSCI Japan Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

The Wilshire 5000 Total Market IndexSM is widely accepted as the definitive benchmark for the U.S. equity market, and measures performance of all U.S. equity securities with readily available price data.

Large Company Growth Portfolio Commentary (Unaudited)

INVESTMENT CLASS SHARES

Average Annual Total Return*

Six Months Ended 06/30/16**	1.22%
One Year Ended 06/30/16	3.05%
Five Years Ended 06/30/16	9.94%
Ten Years Ended 06/30/16	6.84%

RUSSELL 1000® GROWTH INDEX(1)

Average Annual Total Return

Six Months Ended 06/30/16**	1.36%
One Year Ended 06/30/16	3.02%
Five Years Ended 06/30/16	12.35%
Ten Years Ended 06/30/16	8.78%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*	Assumes reinvestment of all distributions.

**	Not annualized.

(1)

The Russell 1000® Growth Index is an unmanaged index that measures the performance of the largest 1,000 U.S. companies with higher price-to-book ratios and higher forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Large Company Growth Portfolio Commentary (Unaudited) - (Continued)

INSTITUTIONAL CLASS SHARES

Average Annual Total Return*

Six Months Ended 06/30/16**	1.38%
One Year Ended 06/30/16	3.39%
Five Years Ended 06/30/16	10.29%
Ten Years Ended 06/30/16	7.20%

RUSSELL 1000® GROWTH INDEX(1)

Average Annual Total Return

Six Months Ended 06/30/16**	1.36%
One Year Ended 06/30/16	3.02%
Five Years Ended 06/30/16	12.35%
Ten Years Ended 06/30/16	8.78%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*	Assumes reinvestment of all distributions.

**	Not annualized.

(1)

The Russell 1000® Growth Index is an unmanaged index that measures the performance of the largest 1,000 U.S. companies with higher price-to-book ratios and higher forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Large Company Growth Portfolio Commentary (Unaudited) - (Continued)

Markets tumbled globally to start the year as worries over a slowing Chinese economy, falling oil prices, and weakness in U.S. earnings growth rattled investors. The U.S. stock market, as represented by the Wilshire 5000 Total Market IndexSM, fell 9% during the first dozen trading days. The U.S. market eventually rallied from its trough as investor concerns were met with sound economic data and aggressive action by some of the world’s major central banks. In January, the Bank of Japan joined the European Central Bank (ECB) in adopting a negative interest rate policy. In April, markets posted modest returns supported by rising oil prices and increased monetary stimulus measures from the ECB. Equity returns were mixed in May as improving global growth was overshadowed by concerns over a potential increase in U.S. interest rates. The first half of the year closed out with a sharp increase in volatility as the UK referendum to exit the European Union rattled global markets during the last week of trading in June. The U.S. stock market experienced its worst two-day decline since August 2015 before rallying back as investor panic eased. Year to date, value securities have outperformed growth while trends shifted between the first and second quarters in terms of capitalization with large capitalization stock outperforming their smaller capitalization counterparts in the first quarter and smaller capitalization stocks outperforming in the second quarter. Within large capitalization securities, lower beta stocks significantly outperformed their higher beta counterparts, and within small capitalization stocks, low beta and dividend yield were strong performing characteristics over the first six months of the year.

Sector performance for the Wilshire 5000 IndexSM was mixed through June 30. Defensive sectors led with Utilities and Telecom Services returning over 23%. Energy (+15.2%) and Materials (+10.7%) also had strong performance as oil prices rebounded beginning late January. Financials (-1.1%) and Health Care (-0.3%) were the worst performing sectors as banks were weighed down by decreasing interest yields and biotechnology holdings sold off over fears about potential health care reform. Information Technology (-0.3%) also experience negative returns.

The Wilshire Large Company Growth Portfolio Institutional Class returned 1.38% for the first six months of 2016, performing in-line with the Russell 1000 Growth Index return of 1.36%. The Fund benefited from strong stock selection in the Health Care, Industrials, and Information Technology. Weak stock selection in the Consumer Staples sector and an underweight allocation the Telecom Services sector weighed on relative performance.

We are pleased with the Fund’s performance for the year-to-date period and believe the Fund is well positioned going into the second half of 2016 as the market deals with ongoing macroeconomic and geopolitical uncertainties.

Large Company Growth Portfolio Commentary (Unaudited) - (Continued)

PORTFOLIO SECTOR WEIGHTING†

(As of June 30, 2016)

†	Based on percent of the Portfolio’s total investments in securities, at value. Includes investments held as collateral for securities on loan (see Note 6 in Notes to Financial Statements).

Large Company Value Portfolio Commentary (Unaudited)

INVESTMENT CLASS SHARES

Average Annual Total Return*

Six Months Ended 06/30/16**	1.40%
One Year Ended 06/30/16	-3.78%
Five Years Ended 06/30/16	8.81%
Ten Years Ended 06/30/16	4.39%

RUSSELL 1000® VALUE INDEX(1)

Average Annual Total Return

Six Months Ended 06/30/16**	6.30%
One Year Ended 06/30/16	2.86%
Five Years Ended 06/30/16	11.35%
Ten Years Ended 06/30/16	6.13%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*	Assumes reinvestment of all distributions.

**	Not annualized.

(1)

The Russell 1000® Value Index is an unmanaged index that measures the performance of the largest 1,000 U.S. companies with lower price-to-book ratios and lower forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Large Company Value Portfolio Commentary (Unaudited) - (Continued)

INSTITUTIONAL CLASS SHARES

Average Annual Total Return*

Six Months Ended 06/30/16**	1.55%
One Year Ended 06/30/16	-3.50%
Five Years Ended 06/30/16	9.10%
Ten Years Ended 06/30/16	4.64%

RUSSELL 1000® VALUE INDEX(1)

Average Annual Total Return

Six Months Ended 06/30/16**	6.30%
One Year Ended 06/30/16	2.86%
Five Years Ended 06/30/16	11.35%
Ten Years Ended 06/30/16	6.13%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*	Assumes reinvestment of all distributions.

**	Not annualized.

(1)

The Russell 1000® Value Index is an unmanaged index that measures the performance of the largest 1,000 U.S. companies with lower price-to-book ratios and lower forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Large Company Value Portfolio Commentary (Unaudited) - (Continued)

Markets tumbled globally to start the year as worries over a slowing Chinese economy, falling oil prices, and weakness in U.S. earnings growth rattled investors. The U.S. stock market, as represented by the Wilshire 5000 Total Market IndexSM, fell 9% during the first dozen trading days. The U.S. market eventually rallied from its trough as investor concerns were met with sound economic data and aggressive action by some of the world’s major central banks. In January, the Bank of Japan joined the European Central Bank (ECB) in adopting a negative interest rate policy. In April, markets posted modest returns supported by rising oil prices and increased monetary stimulus measures from the ECB. Equity returns were mixed in May as improving global growth was overshadowed by concerns over a potential increase in U.S. interest rates. The first half of the year closed out with a sharp increase in volatility as the UK referendum to exit the European Union rattled global markets during the last week of trading in June. The U.S. stock market experienced its worst two-day decline since August 2015 before rallying back as investor panic eased. Year to date, value securities have outperformed growth while trends shifted between the first and second quarters in terms of capitalization with large capitalization stock outperforming their smaller capitalization counterparts in the first quarter and smaller capitalization stocks outperforming in the second quarter. Within large capitalization securities, lower beta stocks significantly outperformed their higher beta counterparts, and within small capitalization stocks, low beta and dividend yield were strong performing characteristics over the first six months of the year.

Sector performance for the Wilshire 5000 IndexSM was mixed through June 30. Defensive sectors led with Utilities and Telecom Services returning over 23%. Energy (+15.2%) and Materials (+10.7%) also had strong performance as oil prices rebounded beginning late January. Financials (-1.1%) and Health Care (-0.3%) were the worst performing sectors as banks were weighed down by decreasing interest yields and biotechnology holdings sold off over fears about potential health care reform. Information Technology (-0.3%) also experience negative returns.

The Wilshire Large Company Value Portfolio Institutional Class returned 1.55% for the first six months of 2016, underperforming the Russell 1000 Value Index return of 6.30% by 4.75%. The Fund was hurt by poor stock selection in the Financials, Industrials, and Energy sectors as well as an overweight allocation to the Financials sector. Strong stock selection in the Consumer Discretionary sector helped mitigate some relative losses.

Despite the Fund’s underperformance versus its benchmark, we believe the Fund is well positioned going into the second half of 2016 as the market deals with ongoing macroeconomic and geopolitical uncertainties.

Large Company Value Portfolio Commentary (Unaudited) - (Continued)

PORTFOLIO SECTOR WEIGHTING†

(As of June 30, 2016)

†	Based on percent of the Portfolio’s total investments in securities, at value.

Small Company Growth Portfolio Commentary (Unaudited)

INVESTMENT CLASS SHARES

Average Annual Total Return*

Six Months Ended 06/30/16**	4.33%
One Year Ended 06/30/16	-1.83%
Five Years Ended 06/30/16	9.76%
Ten Years Ended 06/30/16	7.40%

RUSSELL 2000® GROWTH INDEX(1)

Average Annual Total Return

Six Months Ended 06/30/16**	-1.59%
One Year Ended 06/30/16	-10.75%
Five Years Ended 06/30/16	8.51%
Ten Years Ended 06/30/16	7.14%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*

Assumes reinvestment of all distributions. During the ten years ended June 30, 2016, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements (excluding fees paid indirectly), historical total returns would have been lower. For the six months ended June 30, 2016, 0.08% of average net assets was waived or reimbursed through other expenses in the Investment Class Shares.

**	Not annualized.

(1)

The Russell 2000® Growth Index is an unmanaged index that measures the performance of the 2,000 smallest U.S. companies with higher price-to-book ratios and higher forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Small Company Growth Portfolio Commentary (Unaudited) - (Continued)

INSTITUTIONAL CLASS SHARES

Average Annual Total Return*

Six Months Ended 06/30/16**	4.53%
One Year Ended 06/30/16	-1.54%
Five Years Ended 06/30/16	10.04%
Ten Years Ended 06/30/16	7.67%

RUSSELL 2000® GROWTH INDEX(1)

Average Annual Total Return

Six Months Ended 06/30/16**	-1.59%
One Year Ended 06/30/16	-10.75%
Five Years Ended 06/30/16	8.51%
Ten Years Ended 06/30/16	7.14%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*

Assumes reinvestment of all distributions. During the ten years ended June 30, 2016, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements (excluding fees paid indirectly), historical total returns would have been lower. For the six months ended June 30, 2016, 0.08% of average net assets was waived or reimbursed through other expenses in the Institutional Class Shares.

**	Not annualized.

(1)

The Russell 2000® Growth Index is an unmanaged index that measures the performance of the 2,000 smallest U.S. companies with higher price-to-book ratios and higher forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Small Company Growth Portfolio Commentary (Unaudited) - (Continued)

Markets tumbled globally to start the year as worries over a slowing Chinese economy, falling oil prices, and weakness in U.S. earnings growth rattled investors. The U.S. stock market, as represented by the Wilshire 5000 Total Market IndexSM, fell 9% during the first dozen trading days. The U.S. market eventually rallied from its trough as investor concerns were met with sound economic data and aggressive action by some of the world’s major central banks. In January, the Bank of Japan joined the European Central Bank (ECB) in adopting a negative interest rate policy. In April, markets posted modest returns supported by rising oil prices and increased monetary stimulus measures from the ECB. Equity returns were mixed in May as improving global growth was overshadowed by concerns over a potential increase in U.S. interest rates. The first half of the year closed out with a sharp increase in volatility as the UK referendum to exit the European Union rattled global markets during the last week of trading in June. The U.S. stock market experienced its worst two-day decline since August 2015 before rallying back as investor panic eased. Year to date, value securities have outperformed growth while trends shifted between the first and second quarters in terms of capitalization with large capitalization stock outperforming their smaller capitalization counterparts in the first quarter and smaller capitalization stocks outperforming in the second quarter. Within large capitalization securities, lower beta stocks significantly outperformed their higher beta counterparts, and within small capitalization stocks, low beta and dividend yield were strong performing characteristics over the first six months of the year.

Sector performance for the Wilshire 5000 IndexSM was mixed through June 30. Defensive sectors led with Utilities and Telecom Services returning over 23%. Energy (+15.2%) and Materials (+10.7%) also had strong performance as oil prices rebounded beginning late January. Financials (-1.1%) and Health Care (-0.3%) were the worst performing sectors as banks were weighed down by decreasing interest yields and biotechnology holdings sold off over fears about potential health care reform. Information Technology (-0.3%) also experience negative returns.

The Wilshire Small Company Growth Portfolio Institutional Class returned 4.53% for the first six months of 2016, outperforming the Russell 2000 Growth Index return of -1.59% by 6.12%. The Fund benefited from strong stock selection in the Health Care, Industrials, and Information Technology sectors as well as an overweight allocation to the Consumer Staples sector. Weak stock selection in the Consumer Discretionary sector weighed on relative performance.

We are pleased with the Fund’s outperformance for the year-to-date period and believe the Fund is well positioned going into the second half of 2016 as the market deals with ongoing macroeconomic and geopolitical uncertainties.

Small Company Growth Portfolio Commentary (Unaudited) - (Continued)

PORTFOLIO SECTOR WEIGHTING†

(As of June 30, 2016)

†	Based on percent of the Portfolio’s total investments in securities, at value. Includes investments held as collateral for securities on loan (see Note 6 in Notes to Financial Statements).

Small Company Value Portfolio Commentary (Unaudited)

INVESTMENT CLASS SHARES

Average Annual Total Return*

Six Months Ended 06/30/16**	3.28%
One Year Ended 06/30/16	-2.34%
Five Years Ended 06/30/16	9.73%
Ten Years Ended 06/30/16	5.73%

RUSSELL 2000® VALUE INDEX(1)

Average Annual Total Return

Six Months Ended 06/30/16**	6.08%
One Year Ended 06/30/16	-2.58%
Five Years Ended 06/30/16	8.15%
Ten Years Ended 06/30/16	5.15%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*

Assumes reinvestment of all distributions. During the ten years ended June 30, 2016, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements (excluding fees paid indirectly), historical total returns would have been lower. For the six months ended June 30, 2016, 0.08% of average net assets was waived or reimbursed through other expenses in the Investment Class Shares.

**	Not annualized.

(1)

The Russell 2000® Value Index is an unmanaged index that measures the performance of the 2,000 smallest U.S. companies with lower price-to-book ratios and lower forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Small Company Value Portfolio Commentary (Unaudited) - (Continued)

INSTITUTIONAL CLASS SHARES

Average Annual Total Return*

Six Months Ended 06/30/16**	3.46%
One Year Ended 06/30/16	-2.03%
Five Years Ended 06/30/16	10.10%
Ten Years Ended 06/30/16	6.08%

RUSSELL 2000® VALUE INDEX(1)

Average Annual Total Return

Six Months Ended 06/30/16**	6.08%
One Year Ended 06/30/16	-2.58%
Five Years Ended 06/30/16	8.15%
Ten Years Ended 06/30/16	5.15%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*

Assumes reinvestment of all distributions. During the ten years ended June 30, 2016, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements (excluding fees paid indirectly), historical total returns would have been lower. For the six months ended June 30, 2016, 0.07% of average net assets was waived or reimbursed through other expenses in the Institutional Class Shares.

**	Not annualized.

(1)

The Russell 2000® Value Index is an unmanaged index that measures the performance of the 2,000 smallest U.S. companies with lower price-to-book ratios and lower forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Small Company Value Portfolio Commentary (Unaudited) - (Continued)

Markets tumbled globally to start the year as worries over a slowing Chinese economy, falling oil prices, and weakness in U.S. earnings growth rattled investors. The U.S. stock market, as represented by the Wilshire 5000 Total Market IndexSM, fell 9% during the first dozen trading days. The U.S. market eventually rallied from its trough as investor concerns were met with sound economic data and aggressive action by some of the world’s major central banks. In January, the Bank of Japan joined the European Central Bank (ECB) in adopting a negative interest rate policy. In April, markets posted modest returns supported by rising oil prices and increased monetary stimulus measures from the ECB. Equity returns were mixed in May as improving global growth was overshadowed by concerns over a potential increase in U.S. interest rates. The first half of the year closed out with a sharp increase in volatility as the UK referendum to exit the European Union rattled global markets during the last week of trading in June. The U.S. stock market experienced its worst two-day decline since August 2015 before rallying back as investor panic eased. Year to date, value securities have outperformed growth while trends shifted between the first and second quarters in terms of capitalization with large capitalization stock outperforming their smaller capitalization counterparts in the first quarter and smaller capitalization stocks outperforming in the second quarter. Within large capitalization securities, lower beta stocks significantly outperformed their higher beta counterparts, and within small capitalization stocks, low beta and dividend yield were strong performing characteristics over the first six months of the year.

Sector performance for the Wilshire 5000 IndexSM was mixed through June 30. Defensive sectors led with Utilities and Telecom Services returning over 23%. Energy (+15.2%) and Materials (+10.7%) also had strong performance as oil prices rebounded beginning late January. Financials (-1.1%) and Health Care (-0.3%) were the worst performing sectors as banks were weighed down by decreasing interest yields and biotechnology holdings sold off over fears about potential health care reform. Information Technology (-0.3%) also experience negative returns.

The Wilshire Small Company Value Portfolio Institutional Class returned 3.46% for the first six months of 2016, underperforming the Russell 2000 Value Index return of 6.08% by 2.62%. The Fund was hurt by weak stock selection in the Materials and Consumer Staples sectors. An overweight allocation to the Consumer Staples sector helped mitigate some relative underperformance.

Despite the Fund’s underperformance versus its benchmark, we believe the Fund is well positioned going into the second half of 2016 as the market deals with ongoing macroeconomic and geopolitical uncertainties.

Small Company Value Portfolio Commentary (Unaudited) - (Continued)

PORTFOLIO SECTOR WEIGHTING†

(As of June 30, 2016)

†	Based on percent of the Portfolio’s total investments in securities, at value. Includes investments held as collateral for securities on loan (see Note 6 in Notes to Financial Statements).

Wilshire 5000 Indexsm Fund Commentary (Unaudited)

INVESTMENT CLASS SHARES

Average Annual Total Return*

Six Months Ended 06/30/16**	3.66%
One Year Ended 06/30/16	2.54%
Five Years Ended 06/30/16	10.99%
Ten Years Ended 06/30/16	6.81%

WILSHIRE 5000 INDEXSM(1)

Average Annual Total Return

Six Months Ended 06/30/16**	3.98%
One Year Ended 06/30/16	2.97%
Five Years Ended 06/30/16	11.66%
Ten Years Ended 06/30/16	7.47%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	Assumes reinvestment of all distributions.

**	Not annualized.

(1)

The Wilshire 5000 IndexSM is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Wilshire 5000 Indexsm Fund Commentary (Unaudited) - (Continued)

INSTITUTIONAL CLASS SHARES

Average Annual Total Return*

Six Months Ended 06/30/16**	3.77%
One Year Ended 06/30/16	2.77%
Five Years Ended 06/30/16	11.25%
Ten Years Ended 06/30/16	7.02%

WILSHIRE 5000 INDEXSM(1)

Average Annual Total Return

Six Months Ended 06/30/16**	3.98%
One Year Ended 06/30/16	2.97%
Five Years Ended 06/30/16	11.66%
Ten Years Ended 06/30/16	7.47%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	Assumes reinvestment of all distributions.

**	Not annualized.

(1)

The Wilshire 5000 IndexSM is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Wilshire 5000 Indexsm Fund Commentary (Unaudited) - (Continued)

QUALIFIED CLASS SHARES

Average Annual Total Return*

Six Months Ended 06/30/16**	3.71%
One Year Ended 06/30/16	1.62%
Five Years Ended 06/30/16	11.31%
Ten Years Ended 06/30/16	6.93%

WILSHIRE 5000 INDEXSM(1)

Average Annual Total Return

Six Months Ended 06/30/16**	3.98%
One Year Ended 06/30/16	2.97%
Five Years Ended 06/30/16	11.66%
Ten Years Ended 06/30/16	7.47%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	Assumes reinvestment of all distributions.

**	Not annualized.

(1)

The Wilshire 5000 IndexSM is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Wilshire 5000 Indexsm Fund Commentary (Unaudited) - (Continued)

HORACE MANN CLASS SHARES

Average Annual Total Return*

Six Months Ended 06/30/16**	3.61%
One Year Ended 06/30/16	2.49%
Five Years Ended 06/30/16	10.97%
Ten Years Ended 06/30/16	6.76%

WILSHIRE 5000 INDEXSM(1)

Average Annual Total Return

Six Months Ended 06/30/16**	3.98%
One Year Ended 06/30/16	2.97%
Five Years Ended 06/30/16	11.66%
Ten Years Ended 06/30/16	7.47%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	Assumes reinvestment of all distributions.

**	Not annualized.

(1)

The Wilshire 5000 IndexSM is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Wilshire 5000 Indexsm Fund Commentary (Unaudited) - (Continued)

Markets tumbled globally to start the year as worries over a slowing Chinese economy, tumbling oil prices, and weakness in U.S. earnings growth rattled investors. The U.S. stock market, as represented by the Wilshire 5000 Total Market IndexSM, fell 9% during the first dozen trading days. The U.S. market eventually rallied from its trough as investor concerns were met with sound economic data and aggressive action by some of the world’s major central banks. In January, the Bank of Japan joined the European Central Bank (ECB) in adopting a negative interest rate policy. In April, markets posted modest returns supported by rising oil prices and increased monetary stimulus measures from the ECB. Equity returns were mixed in May as improving global growth was overshadowed by concerns over a potential increase in U.S. interest rates. The first half of the year closed out with a sharp increase in volatility as the UK referendum to exit the European Union rattled global markets during the last week of trading in June. The U.S. stock market experienced its worst two-day decline since August 2015, before rallying back as investor panic eased. Year to date, value securities have outperformed growth while trends shifted between the first and second quarters in terms of capitalization with large capitalization stock outperforming their smaller capitalization counterparts in the first quarter and smaller capitalization stocks outperforming in the second quarter. Within large capitalization securities, lower beta stocks significantly outperformed their higher beta counterparts, and within small capitalization stocks, low beta and dividend yield were strong performing characteristics over the six months of the year.

Sector performance for the Wilshire 5000 IndexSM was mixed through June 30. Defensive sectors led with Utilities and Telecom Services returning over 23%. Energy (+15.2%) and Materials (+10.7%) also had strong performance as oil prices rebounded beginning late January. Financials (-1.1%) and Health Care (-0.3%) were the worst performing sectors as banks were weighed down by decreasing interest rates and biotechnology holdings sold off over fears about potential health care reform. Information Technology (-0.3%) also experience negative returns.

The Wilshire 5000 IndexSM Fund Institutional Class returned 3.77% for the first six months of 2016, underperforming the Fund’s benchmark (the Wilshire 5000 IndexSM) return of 3.98% by 0.21%. Underperformance is attributable to both Fund expenses as well as the optimization approach utilized by Los Angeles Capital, the Fund’s sub-advisor, and is well within the range of historical experiences.

Wilshire 5000 Indexsm Fund Commentary (Unaudited) - (Continued)

PORTFOLIO SECTOR WEIGHTING†

(As of June 30, 2016)

†	Based on percent of the Fund’s total investments in securities, at value. Includes investments held as collateral for securities on loan (see Note 6 in Notes to Financial Statements).

Wilshire International Equity Fund Commentary (Unaudited)

INVESTMENT CLASS SHARES

Average Annual Total Return*

Six Months Ended 06/30/16**	0.22%
One Year Ended 06/30/16	-5.50%
Five Years Ended 06/30/16	2.99%
Inception (11/16/07) through 06/30/16	0.07%

MSCI ALL COUNTRY WORLD INDEX EX-U.S.(1)

Average Annual Total Return

Six Months Ended 06/30/16**	-1.02%
One Year Ended 06/30/16	-10.24%
Five Years Ended 06/30/16	0.10%
Inception (11/16/07) through 06/30/16	-1.26%

On April 2, 2013, the Wilshire International Equity Fund’s investment strategy was changed. Consequently, prior period performance may have been different if the new investment strategy had been in effect during these periods. Effective May 28, 2014, the MSCI All Country World Index Ex-U.S. replaced the MSCI EAFE Index as the Wilshire International Equity Fund’s primary benchmark index. The adviser believes the MSCI All Country World Index Ex-U.S. is a more appropriate index given the Wilshire International Equity Fund’s investment strategy.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*

Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the six months ended June 30, 2016, 0.0% of average net assets was waived or reimbursed through other expenses in the Investment Class Shares.

**	Not annualized.

(1)

The MSCI All Country World Ex-U.S. Index is an unmanaged capitalization-weighted measure of stock markets of developed and emerging markets, with the exception of U.S.-based companies. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot invest directly in an index. Index performance is presented for general comparative purposes.

Wilshire International Equity Fund Commentary (Unaudited) - (Continued)

INSTITUTIONAL CLASS SHARES

Average Annual Total Return*

Six Months Ended 06/30/16**	0.46%
One Year Ended 06/30/16	-5.24%
Five Years Ended 06/30/16	3.24%
Inception (11/16/07) through 06/30/16	0.33%

MSCI ALL COUNTRY WORLD INDEX EX-U.S.(1)

Average Annual Total Return

Six Months Ended 06/30/16**	-1.02%
One Year Ended 06/30/16	-10.24%
Five Years Ended 06/30/16	-0.10%
Inception (11/16/07) through 06/30/16	-1.26%

On April 2, 2013, the Wilshire International Equity Fund’s investment strategy was changed. Consequently, prior period performance may have been different if the new investment strategy had been in effect during these periods. Effective May 28, 2014, the MSCI All Country World Index Ex-U.S. replaced the MSCI EAFE Index as the Wilshire International Equity Fund’s primary benchmark index. The adviser believes the MSCI All Country World Index Ex-U.S. is a more appropriate index given the Wilshire International Equity Fund’s investment strategy.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*

Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the six months ended June 30, 2016, 0.0% of average net assets was waived or reimbursed through other expenses in the Institutional Class Shares.

**	Not annualized.

(1)

The MSCI All Country World Ex-U.S. Index is an unmanaged capitalization-weighted measure of stock markets of developed and emerging markets, with the exception of U.S.-based companies. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot invest directly in an index. Index performance is presented for general comparative purposes.

Wilshire International Equity Fund Commentary (Unaudited) - (Continued)

International stock markets underperformed the U.S. as the MSCI All Country World ex-U.S. Index returned -1.02% in the first half of the year. More evidence of a Chinese economic slowdown, continued slack in the European economy and an anemic pulse related to Japan’s financial markets reforms all weighed on returns for most of the period. During the first quarter, some of this weakness was offset by stronger language on behalf of the European Central Bank (ECB) as it embarked on a more aggressive quantitative easing campaign to stimulate the regional economy. Currency effects were fairly pronounced as the U.S. dollar weakened against some of the world’s major currencies and contributed to enhancing returns for U.S. dollar-denominated investors. The second quarter started off by recording gains on behalf of European equities, only to retrench later in the period in the wake of the UK’s decision to exit the European Union. In the Pacific region, the Japanese economy’s slack, amid an aggressively monetary policy campaign, was a drag on returns. Japan’s currency appreciated significantly offsetting some of the weakness in this market. Emerging markets outperformed developed international markets by 10.83% for the year to date period. Emerging markets stocks benefitted from rising energy and commodity prices as well as expectations for continued accommodative policies from central banks around the world.

Sector performance for the MSCI All Country World ex-U.S. Index was mixed through June 30. Energy (+18.4%) and Materials (+11.0%) were the leading sectors supported by the rebound in oil prices beginning in late January. Consumer Discretionary (-9.1%), Financials (-8.6%) and Health Care (-3.0%) were the worst performing sectors consumer spending was dampened by global growth fears, banks were weighed down by decreasing interest rates and biotechnology holdings sold off over concerns about potential health care reform.

The Wilshire International Equity Fund Institutional Class returned 0.46% for the first six months of 2016, outperforming the MSCI All Country World ex U.S. Index return of -1.02% by 1.48%. The Fund benefited from strong stock selection in the Consumer Discretionary and Information Technology sectors. Weak stock selection in the Industrials and Materials sectors weighed on relative performance. Regionally, the Fund benefited from strong stock selection in Japan, Switzerland and Germany. Weak stock selection in Canada and an underweight allocation to the country weighed on relative performance.

We are pleased with the Fund’s outperformance for the year-to-date period and believe the Fund is well positioned going into the second half of 2016 as the market deals with ongoing macroeconomic and geopolitical uncertainties.

Wilshire International Equity Fund Commentary (Unaudited) - (Continued)

PORTFOLIO SECTOR WEIGHTING†

(As of June 30, 2016)

†	Based on percent of the Fund’s total investments in securities, at value. Includes investments held as collateral for securities on loan (see Note 6 in Notes to Financial Statements).

Wilshire Income Opportunities Fund(1) Commentary (Unaudited)

INVESTMENT CLASS SHARES

Average Annual Total Return*

Inception (03/30/16) through 06/30/16**	3.30%

Barclays U.S. Universal Index(2)

Average Annual Total Return

Inception (03/30/16) through 06/30/16**	2.78%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	Assumes reinvestment of all distributions.

**	Not annualized.

(1)	The Fund commenced operations on March 30, 2016.

(2)

The Barclays U.S. Universal Index represents the union of the U.S. Aggregate Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. Some U.S. Universal Index constituents may be eligible for one or more of its contributing subcomponents that are not mutually exclusive. The Barclays U.S. Universal Index includes Treasury securities, Government agency bonds, Mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in U.S.

Wilshire Income Opportunities Fund(1) Commentary (Unaudited) - (Continued)

INSTITUTIONAL CLASS SHARES

Average Annual Total Return*

Inception (03/30/16) through 06/30/16**	3.10%

Barclays U.S. Universal Index(2)

Average Annual Total Return

Inception (03/30/16) through 06/30/16**	2.78%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	Assumes reinvestment of all distributions.

**	Not annualized.

(1)	The Fund commenced operations on March 30, 2016.

(2)

The Barclays U.S. Universal Index represents the union of the U.S. Aggregate Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. Some U.S. Universal Index constituents may be eligible for one or more of its contributing subcomponents that are not mutually exclusive. The Barclays U.S. Universal Index includes Treasury securities, Government agency bonds, Mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in U.S.

Wilshire Income Opportunities Fund Commentary (Unaudited) - (Continued)

The U.S. fixed income market got off to strong start as the Barclays U.S. Aggregate Bond Index retuned 5.31% for the first six months of the year. Volatility spiked at the start of the year as going concerns heightened for commodity-related companies. Fears of escalating corporate defaults from both investment grade and high yield energy companies caused the market to reprice these securities at distressed levels. Investors pushed US rates lower on the backs of reduced global growth expectations. U.S. Treasury securities extended their rally in the second quarter due to broad investor uncertainty over the United Kingdom’s decision to leave the European Union. Most of the rally occurred after the referendum results as investors sought out safe haven assets in the two trading days after the vote. The bellwether 10-year U.S. Treasury yield fell from 2.27% as of December 31 to 1.49% as of June 30. Credit spreads tightened over the second quarter as well, as investors continued to seek incremental yield wherever they could find it. Globally, sovereigns benefited from overall market uneasiness. Year to date, the Barclays U.S. Aggregate Bond Index returned 5.31%. The best performing sector was Corporate, up 3.57% followed by U.S. Treasury, up 2.10%. Securitized products posted a positive performance as well, up 1.17%. As for non-investment grade, the Barclays High Yield Master II Index returned 9.32% for the period. After retrenching to start the year, high yield rallied in March as oil prices appeared to have bottomed and central banks maintained supportive policy measures. Spreads compressed during the second quarter as demand for risk assets remained strong.

The Wilshire Income Opportunities Fund Institutional Class returned 3.10% for the period since inception, outperforming the Barclays U.S. Universal Index return of 2.78% by 0.32% during that time. A long U.S. Treasury position and positive yield carry boosted overall performance. The Fund also benefited from strong performance from its emerging market debt and collateralized loan obligation holdings. Conversely, Agency mortgage backed securities weighed on returns as the sector lagged others during the since inception period.

We are pleased with the Fund’s outperformance for the since inception period and believe the Fund is well positioned going into the second half of 2016 as the market deals with ongoing macroeconomic and geopolitical uncertainties.

Wilshire Income Opportunities Fund Commentary (Unaudited) - (Continued)

PORTFOLIO SECTOR WEIGHTING†

(As of June 30, 2016)

†	Based on percent of the Fund’s total investments in securities, at value.

Wilshire Mutual Funds, Inc. Disclosure of Fund Expenses For the Six Months Ended June 30, 2016 (Unaudited)

All mutual funds have operating expenses. As a shareholder of a portfolio (or a “fund”), you incur ongoing costs, which include costs for investment advisory, administrative services, distribution and/or shareholder services and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

The table on the next page illustrates your Portfolio’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio’s actual return for the period. The “Expense Ratio” column shows the period’s annualized expense ratio and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Portfolio in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. The “Ending Account Value” shown is derived from hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and assumed rate of return. It assumes that the Portfolio had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission (“SEC”) requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Portfolio’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. Wilshire Mutual Funds, Inc. has no such charges, but these may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Wilshire Mutual Funds, Inc. Disclosure of Fund Expenses - (Continued) For the Six Months Ended June 30, 2016 (Unaudited)

	Beginning Account Value 01/01/2016	Ending Account Value 06/30/2016	Expense Ratio(1)	Expenses Paid During Period 01/01/16-06/30/2016
Large Company Growth Portfolio
Actual Fund Return
Investment Class	$ 1,000.00	$1,012.20	1.30%	$6.53(2)
Institutional Class	$1,000.00	$1,013.80	0.99%	$4.94(2)
Hypothetical 5% Return
Investment Class	$1,000.00	$1,018.38	1.30%	$6.55(2)
Institutional Class	$1,000.00	$1,019.96	0.99%	$4.96(2)
Large Company Value Portfolio
Actual Fund Return
Investment Class	$1,000.00	$1,014.00	1.23%	$6.16(2)
Institutional Class	$1,000.00	$1,015.50	0.96%	$4.79(2)
Hypothetical 5% Return
Investment Class	$1,000.00	$1,018.75	1.23%	$6.17(2)
Institutional Class	$1,000.00	$1,020.11	0.96%	$4.80(2)
Small Company Growth Portfolio
Actual Fund Return
Investment Class	$1,000.00	$1,043.30	1.50%	$7.61(2)
Institutional Class	$1,000.00	$1,045.30	1.16%	$5.92(2)
Hypothetical 5% Return
Investment Class	$1,000.00	$1,017.42	1.50%	$7.51(2)
Institutional Class	$1,000.00	$1,019.08	1.16%	$5.84(2)
Small Company Value Portfolio
Actual Fund Return
Investment Class	$1,000.00	$1,032.80	1.48%	$7.49(2)
Institutional Class	$1,000.00	$1,034.60	1.16%	$5.85(2)
Hypothetical 5% Return
Investment Class	$1,000.00	$1,017.49	1.48%	$7.44(2)
Institutional Class	$1,000.00	$1,019.11	1.16%	$5.81(2)

Wilshire Mutual Funds, Inc. Disclosure of Fund Expenses - (Continued) For the Six Months Ended June 30, 2016 (Unaudited)

	Beginning Account Value 01/01/2016	Ending Account Value 06/30/2016	Expense Ratio(1)	Expenses Paid During Period 01/01/16-06/30/2016
Wilshire 5000 IndexSM Fund
Actual Fund Return
Investment Class	$ 1,000.00	$ 1,036.60	0.66%	$ 3.36(2)
Institutional Class	$ 1,000.00	$ 1,037.70	0.36%	$ 1.82(2)
Qualified Class	$ 1,000.00	$ 1,037.10	0.31%	$ 1.57(2)
Horace Mann Class	$ 1,000.00	$ 1,036.10	0.71%	$ 3.57(2)
Hypothetical 5% Return
Investment Class	$ 1,000.00	$ 1,021.57	0.66%	$ 3.33(2)
Institutional Class	$ 1,000.00	$ 1,023.08	0.36%	$ 1.81(2)
Qualified Class	$ 1,000.00	$ 1,023.32	0.31%	$ 1.56(2)
Horace Mann Class	$ 1,000.00	$ 1,021.36	0.71%	$ 3.55(2)
Wilshire International Equity Fund
Actual Fund Return
Investment Class	$ 1,000.00	$ 1,002.20	1.50%	$ 7.49(2)
Institutional Class	$ 1,000.00	$ 1,004.60	1.25%	$ 6.25(2)
Hypothetical 5% Return
Investment Class	$ 1,000.00	$ 1,017.38	1.50%	$ 7.54(2)
Institutional Class	$ 1,000.00	$ 1,018.63	1.25%	$ 6.29(2)
Wilshire Income Opportunity Fund
Actual Fund Return
Investment Class	$ 1,000.00	$ 1,033.00	1.10%	$ 2.80(3)
Institutional Class	$ 1,000.00	$ 1,031.00	0.85%	$ 2.18(3)
Hypothetical 5% Return
Investment Class	$ 1,000.00	$ 1,019.41	1.10%	$ 5.51(2)
Institutional Class	$ 1,000.00	$ 1,020.61	0.85%	$ 4.29(2)

(1)	Annualized, based on the Portfolio’s most recent fiscal half-year expenses.

(2)	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

(3)	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 92/366 (to reflect March 30, 2016 inception).

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Condensed Schedule of Investments	June 30, 2016 (Unaudited)

Shares	Percentage of Net Assets (%)		Value
COMMON STOCK — 98.5%††
Consumer Discretionary — 17.0%
17,539	Amazon.com, Inc.†	4.5	$12,551,259
45,350	NIKE, Inc., Class B	0.9	2,503,320
11,475	O'Reilly Automotive, Inc.† (a)	1.1	3,110,873
53,515	Starbucks Corp.	1.1	3,056,777
31,875	Tractor Supply Co.	1.1	2,906,362
17,200	Ulta Salon Cosmetics & Fragrance, Inc.† (a)	1.5	4,190,608
36,717	Yum! Brands, Inc.	1.1	3,044,574
204,804	Other Securities	5.7	15,647,351
			47,011,124
Consumer Staples — 13.9%
130,031	Coca-Cola Co. (The)	2.1	5,894,305
18,600	Constellation Brands, Inc., Class A	1.1	3,076,440
15,355	Costco Wholesale Corp.(a)	0.9	2,411,349
254,834	Danone SA ADR(a)	1.3	3,610,998
50,132	Monster Beverage Corp.† (a)	2.9	8,056,714
42,432	Procter & Gamble Co. (The)	1.3	3,592,718
39,941	SABMiller PLC ADR(a)	0.9	2,338,146
138,761	Other Securities	3.4	9,568,184
			38,548,854
Energy — 1.3%
34,613	Schlumberger, Ltd.	1.0	2,737,196
26,608	Other Securities	0.3	898,183
			3,635,379
Financials — 4.4%
206,216	Other Securities	4.4	12,162,527

Health Care — 16.0%
21,075	Alexion Pharmaceuticals, Inc.†	0.9	2,460,717
20,707	Amgen, Inc.	1.1	3,150,570
53,049	Bristol-Myers Squibb Co.	1.4	3,901,754
35,158	Celgene Corp.† (a)	1.3	3,467,633
46,875	Centene Corp.†	1.2	3,345,469
56,602	Cerner Corp.†	1.2	3,316,877
26,525	Edwards Lifesciences Corp.†	0.9	2,645,338
40,999	Merck & Co., Inc.	0.9	2,361,952
27,884	Novartis AG ADR(a)	0.8	2,300,709
58,363	Novo Nordisk ADR(a)	1.1	3,138,762
29,439	Varian Medical Systems, Inc.† (a)	0.9	2,420,769
165,102	Other Securities	4.3	11,616,136
			44,126,686
Industrials — 6.9%
10,350	Acuity Brands, Inc.(a)	0.9	2,566,386
21,025	Canadian Pacific Railway, Ltd.	1.0	2,707,810
63,101	Expeditors International of Washington, Inc.	1.1	3,094,473
38,165	United Parcel Service, Inc., Class B	1.5	4,111,134
85,649	Other Securities	2.4	6,523,361
			19,003,164
Information Technology — 35.3%
29,325	Adobe Systems, Inc.†	1.0	2,809,042
54,586	Alibaba Group Holding, Ltd. ADR† (a)	1.6	4,341,224
5,562	Alphabet, Inc., Class A†	1.4	3,913,034
11,099	Alphabet, Inc., Class C†	2.8	7,681,618
57,032	Apple, Inc.	2.0	5,452,259
55,973	ARM Holdings PLC ADR	0.9	2,547,331
53,275	Autodesk, Inc.† (a)	1.1	2,884,309
173,171	Cisco Systems, Inc.	1.8	4,968,276
47,250	Cognizant Technology Solutions Corp., Class A†	1.0	2,704,590
106,838	Facebook, Inc., Class A†	4.4	12,209,447
77,923	Microsoft Corp.	1.4	3,987,320
28,600	NXP Semiconductors NV†	0.8	2,240,524
126,975	Oracle Corp.	1.9	5,197,087
89,388	QUALCOMM, Inc.	1.7	4,788,515
96,785	Sabre Corp.	0.9	2,592,870
37,725	salesforce.com, Inc.†	1.1	2,995,742
113,321	Visa, Inc., Class A(a)	3.1	8,405,019
415,444	Other Securities	6.4	17,792,515
			97,510,722
Materials — 3.2%
13,556	Sherwin-Williams Co. (The)	1.4	3,980,991
65,829	Other Securities	1.8	4,737,937
			8,718,928
Telecommunication Services — 0.5%
24,941	Other Securities	0.5	1,329,126

Total Common Stock
(Cost $212,026,765)			272,046,510

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Condensed Schedule of Investments - (Continued)	June 30, 2016 (Unaudited)

Shares	Percentage of Net Assets (%)		Value
SHORT-TERM INVESTMENTS (b) — 22.5%
4,012,423	Northern Trust Institutional Government Select Portfolio, Institutional Class, 0.240%	1.4	$4,012,423
58,285,375	Northern Trust Institutional Liquid Asset Portfolio, Institutional Class, 0.520% (c)	21.1	58,285,375

Total Short-Term Investments
(Cost $62,297,798)			62,297,798

Total Investments — 121.0%
(Cost $274,324,563)			334,344,308
Other Assets & Liabilities, Net — (21.0)%			(58,079,584)

NET ASSETS — 100.0%			$276,264,724

††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
†	Non-income producing security.
(a)	This security or a partial position of this security is on loan at June 30, 2016. The total market value of securities on loan at June 30, 2016 was $59,217,936 (Note 6).
(b)	Rate shown in the 7-day effective yield as of June 30, 2016.
(c)

This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2016 was $58,285,375. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $1,960,847 (Note 6).

ADR — American Depositary Receipt

Ltd. — Limited

PLC — Public Limited Company

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Portfolio’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 607-2200; (ii) on the SEC’s website at http://www.sec.gov; and (iii) on our website at http://advisor.wilshire.com.

As of June 30, 2016, all of the Portfolio’s investments were considered Level 1. For the six months ended June 30, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the six months ended June 30, 2016, there have been no transfers between Level 2 and Level 3 assets and liabilities. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Condensed Schedule of Investments	June 30, 2016 (Unaudited)

Shares	Percentage of Net Assets (%)		Value
COMMON STOCK — 98.9%††
Consumer Discretionary — 6.5%
112,525	Ford Motor Co.	0.7	$1,414,439
30,300	Lennar Corp., Class A	0.7	1,396,830
17,600	Omnicom Group, Inc.	0.7	1,434,224
24,274	Target Corp.	0.8	1,694,811
369,287	Other Securities	3.6	7,450,177
			13,390,481
Consumer Staples — 6.9%
32,300	Altria Group, Inc.	1.1	2,227,408
26,096	Philip Morris International, Inc.	1.3	2,654,485
20,327	Procter & Gamble Co. (The)	0.8	1,721,087
57,275	Wal-Mart Stores, Inc.	2.1	4,182,221
47,794	Other Securities	1.6	3,368,967
			14,154,168
Energy — 13.3%
90,378	BP PLC ADR	1.6	3,209,323
14,944	Chevron Corp.	0.8	1,566,579
47,095	ConocoPhillips	1.0	2,053,342
55,927	Exxon Mobil Corp.	2.6	5,242,597
42,135	Occidental Petroleum Corp.	1.5	3,183,721
22,089	Phillips 66	0.8	1,752,541
66,151	Royal Dutch Shell PLC ADR, Class A	1.8	3,652,840
229,430	Other Securities	3.2	6,573,215
			27,234,158
Financials — 28.4%
30,000	American Express Co.	0.9	1,822,800
36,973	American International Group, Inc.	1.0	1,955,502
358,873	Bank of America Corp.	2.3	4,762,245
49,837	Citigroup, Inc.	1.0	2,112,590
9,300	Goldman Sachs Group, Inc. (The)	0.7	1,381,794
80,897	JPMorgan Chase & Co.	2.5	5,026,940
57,930	Loews Corp.	1.2	2,380,344
33,825	MetLife, Inc.	0.7	1,347,250
56,375	Morgan Stanley	0.7	1,464,622
18,099	PNC Financial Services Group, Inc.	0.7	1,473,077
59,210	State Street Corp.	1.6	3,192,603
56,828	Voya Financial, Inc.	0.7	1,407,061
98,388	Wells Fargo & Co.	2.3	4,656,704
53,950	XL Group PLC, Class A	0.9	1,797,074
990,581	Other Securities	11.2	23,327,837
			58,108,443
Health Care — 11.7%
29,480	Baxter International, Inc.	0.7	1,333,086
54,200	Johnson & Johnson	3.2	6,574,460
25,420	Medtronic PLC	1.1	2,205,693
99,157	Merck & Co., Inc.	2.8	5,712,435
137,902	Pfizer, Inc.	2.4	4,855,529
74,177	Other Securities	1.5	3,254,557
			23,935,760
Industrials — 9.0%
23,225	Dover Corp.	0.8	1,609,957
15,600	Parker-Hannifin Corp.	0.8	1,685,580
36,100	Southwest Airlines Co.	0.7	1,415,481
28,801	Stanley Black & Decker, Inc.	1.6	3,203,247
152,923	Other Securities	5.1	10,434,604
			18,348,869
Information Technology — 11.5%
71,786	Cisco Systems, Inc.	1.0	2,059,540
76,725	Hewlett Packard Enterprise Co.	0.7	1,401,766
86,102	Intel Corp.	1.4	2,824,146
18,449	International Business Machines Corp.	1.4	2,800,189
86,590	Oracle Corp.	1.7	3,544,129
58,431	QUALCOMM, Inc.	1.5	3,130,149
56,575	Seagate Technology PLC	0.7	1,378,167
295,272	Other Securities	3.1	6,341,186
			23,479,272
Materials — 3.4%
71,200	CRH PLC ADR	1.0	2,106,096
100,394	Other Securities	2.4	4,774,527
			6,880,623
Telecommunication Services — 3.7%
109,466	AT&T, Inc.	2.3	4,730,026
40,700	Verizon Communications, Inc.	1.1	2,272,688
19,163	Other Securities	0.3	566,664
			7,569,378

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Condensed Schedule of Investments - (Continued)	June 30, 2016 (Unaudited)

Shares	Percentage of Net Assets (%)		Value
Utilities — 4.5%
43,743	Entergy Corp.	1.7	$3,558,493
111,785	Other Securities	2.8	5,777,437
			9,335,930
Total Common Stock
(Cost $189,756,582)			202,437,082

SHORT-TERM INVESTMENT (a) — 1.0%
2,042,278	Northern Trust Institutional Government Select Portfolio, Institutional Class, 0.240%	1.0	2,042,278

Total Short-Term Investment
(Cost $2,042,278)			2,042,278

RIGHTS — 0.0%
Number Of Rights
United States — 0.0%
2,236	Other Securities	0.0	1,189
Total Rights (Cost $—)			1,189

Total Investments — 99.9%
(Cost $191,798,860)			204,480,549
Other Assets & Liabilities, Net — 0.1%			291,530

NET ASSETS — 100.0%			$204,772,079

††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a)	Rate shown is the 7-day effective yield as of June 30, 2016.

ADR — American Depositary Receipt

PLC — Public Limited Company

Amounts designated as “—” are either $0, or have been rounded to $0.

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Portfolio’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 607-2200; (ii) on the SEC’s website at http://www.sec.gov; and (iii) on our website at http://advisor.wilshire.com.

As of June 30, 2016, all of the Portfolio’s investments were considered Level 1 except for Safeway Contingent Value Rights - PDC and Safeway Contingent Value Rights – Casa Ley which are Level 3. At June 30, 2016, the value of these Level 3 investments was $1,189. A reconciliation of Level 3 investments is only presented when the Portfolio has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets. For the six months ended June 30, 2016 there have been no transfers between Level 1 and Level 2 assets and liabilities. For the six months ended June 30, 2016, there have been no transfers between Level 2 and Level 3 assets and liabilities. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Condensed Schedule of Investments	June 30, 2016 (Unaudited)

Shares	Percentage of Net Assets (%)		Value
COMMON STOCK — 97.3%
Consumer Discretionary — 14.7%
6,280	Dorman Products, Inc.†	0.9	$359,216
5,270	Drew Industries, Inc.	1.2	447,107
13,207	G-III Apparel Group, Ltd.† (a)	1.6	603,824
7,430	Monro Muffler Brake, Inc.(a)	1.2	472,251
12,329	Motorcar Parts of America, Inc.† (a)	0.9	335,102
8,718	Popeyes Louisiana Kitchen, Inc.† (a)	1.3	476,351
18,530	Sonic Corp.(a)	1.3	501,236
16,450	Steven Madden, Ltd.† (a)	1.5	562,261
81,469	Other Securities	4.8	1,830,512
			5,587,860
Consumer Staples — 6.5%
9,330	B&G Foods, Inc., Class A(a)	1.2	449,706
7,510	Calavo Growers, Inc.(a)	1.3	503,170
9,725	Inter Parfums, Inc.(a)	0.7	277,843
3,670	J&J Snack Foods Corp.(a)	1.2	437,721
3,410	TreeHouse Foods, Inc.† (a)	0.9	350,036
9,059	Other Securities	1.2	467,322
			2,485,798
Energy — 3.0%
20,093	Callon Petroleum Co.† (a)	0.6	225,644
14,345	Memorial Resource Development Corp.†	0.6	227,799
35,325	Other Securities	1.8	676,097
			1,129,540
Financials — 10.5%
8,360	LegacyTexas Financial Group, Inc.(a)	0.6	224,968
2,435	MarketAxess Holdings, Inc.	0.9	354,049
11,560	Pinnacle Financial Partners, Inc.(a)	1.5	564,706
15,690	PrivateBancorp, Inc., Class A	1.8	690,831
7,040	South State Corp.	1.2	479,072
51,007	Other Securities	4.5	1,685,433
			3,999,059
Health Care — 23.8%
15,601	Aceto Corp.(a)	0.9	341,506
13,654	Cambrex Corp.† (a)	1.9	706,321
6,135	Cantel Medical Corp.(a)	1.1	421,659
5,010	ICON PLC†	0.9	350,750
11,205	Medidata Solutions, Inc.† (a)	1.4	525,178
8,005	Neogen Corp.† (a)	1.2	450,281
13,235	PRA Health Sciences, Inc.† (a)	1.4	552,694
13,894	Prestige Brands Holdings, Inc.†	2.0	769,727
6,640	Providence Service Corp. (The)† (a)	0.8	298,003
13,050	Repligen Corp.† (a)	0.9	357,048
33,065	Supernus Pharmaceuticals, Inc.† (a)	1.8	673,534
6,222	Vascular Solutions, Inc.† (a)	0.7	259,209
158,267	Other Securities	8.8	3,365,945
			9,071,855
Industrials — 11.9%
10,650	Advanced Drainage Systems, Inc.(a)	0.8	291,490
5,837	CEB, Inc.	1.0	360,026
13,407	Knight Transportation, Inc.(a)	1.0	356,358
17,365	Knoll, Inc.	1.1	421,622
8,735	Trex Co., Inc.† (a)	1.0	392,376
13,515	WageWorks, Inc.†	2.1	808,332
69,335	Other Securities	4.9	1,898,977
			4,529,181
Information Technology — 22.5%
7,359	BroadSoft, Inc.† (a)	0.8	301,940
20,330	Callidus Software, Inc.†	1.1	406,193
7,986	Ellie Mae, Inc.† (a)	1.9	731,917
7,150	LogMeIn, Inc.† (a)	1.2	453,524
14,548	MAXIMUS, Inc.(a)	2.1	805,523
12,610	Pegasystems, Inc.	0.9	339,839
11,355	Qualys, Inc.† (a)	0.9	338,493
9,005	Silicon Laboratories, Inc.†	1.2	438,904
6,260	SPS Commerce, Inc.† (a)	1.0	379,356
172,612	Other Securities	11.4	4,387,850
			8,583,539
Materials — 2.9%
55,063	Other Securities	2.9	1,096,116

Telecommunication Services — 1.4%
13,405	Cogent Communications Holdings, Inc.(a)	1.4	537,004
845	Other Securities	0.0	12,346
			549,350

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Condensed Schedule of Investments - (Continued)	June 30, 2016 (Unaudited)

Shares	Percentage of Net Assets (%)		Value
Utilities — 0.1%
1,180	Other Securities	0.1	$58,563

Total Common Stock
(Cost $30,438,505)			37,090,861

SHORT-TERM INVESTMENTS (b) — 50.3%
1,125,763	Northern Trust Institutional Government Select Portfolio, Institutional Class, 0.240%	2.9	1,125,763
18,048,948	Northern Trust Institutional Liquid Asset Portfolio, Institutional Class, 0.520% (c)	47.4	18,048,948

Total Short-Term Investments
(Cost $19,174,711)			19,174,711

RIGHTS — 0.0%
Number Of Rights
United States — 0.0%
1,040	Other Securities	0.0	360
Total Rights (Cost $—)			360

Total Investments — 147.6%
(Cost $49,613,216)			56,265,932
Other Assets & Liabilities, Net — (47.6)%			(18,152,044)

NET ASSETS — 100.0%			$38,113,888

†	Non-income producing security.
(a)	This security or a partial position of this security is on loan at June 30, 2016. The total market value of securities on loan at June 30, 2016 was $17,949,709 (Note 6).
(b)	Rate shown is the 7-day effective yield as of June 30, 2016.
(c)

This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2016 was $18,048,948. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $39,400 (Note 6).

Ltd. — Limited

PLC — Public Limited Company

Amounts designated as “—” are either $0, or have been rounded to $0.

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Portfolio’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 607-2200; (ii) on the SEC’s website at http://www.sec.gov; and (iii) on our website at http://advisor.wilshire.com.

As of June 30, 2016, all of the Portfolio’s investments were considered Level 1 except for Dyax Contingent Value Rights and Trius Contingent Value Rights, which were Level 3. At June 30, 2016, these investments were valued at $360. A reconciliation of Level 3 investments is only presented when the Portfolio has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets. For the six months ended June 30, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the six months ended June 30, 2016, there have been no transfers between Level 2 and Level 3 assets and liabilities. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Condensed Schedule of Investments	June 30, 2016 (Unaudited)

Shares	Percentage of Net Assets (%)		Value
COMMON STOCK — 98.4%††
Consumer Discretionary — 9.6%
30,190	Fred's, Inc., Class A(a)	1.2	$486,361
21,031	Hooker Furniture Corp.(a)	1.1	451,956
9,965	Select Comfort Corp.† (a)	0.5	213,052
39,900	Stoneridge, Inc.† (a)	1.5	596,106
30,255	Taylor Morrison Home Corp., Class A†	1.1	448,984
43,680	TRI Pointe Group, Inc.† (a)	1.3	516,298
72,092	Other Securities	2.9	1,218,827
			3,931,584
Consumer Staples — 7.8%
14,960	Aryzta AG ADR	0.7	276,461
21,785	Britvic PLC ADR	0.8	346,896
26,345	Elizabeth Arden, Inc.†	0.9	362,507
12,328	Inter Parfums, Inc.(a)	0.9	352,211
9,085	John B. Sanfilippo & Son, Inc.(a)	1.0	387,294
44,305	Landec Corp.† (a)	1.2	476,722
7,405	TreeHouse Foods, Inc.† (a)	1.9	760,123
10,219	Other Securities	0.4	216,390
			3,178,604
Energy — 2.4%
107,338	Other Securities	2.4	981,082

Financials — 32.9%
10,535	Ameris Bancorp(a)	0.8	312,889
48,455	Brandywine Realty Trust(b)	2.0	814,044
15,405	Capital Bank Financial Corp., Class A(a)	1.1	443,664
38,875	Forestar Group, Inc.† (a)	1.1	462,224
6,009	Healthcare Realty Trust, Inc.(a)(b)	0.5	210,255
18,160	Heritage Financial Corp.(a)	0.8	319,253
21,515	Investors Bancorp, Inc.(a)	0.6	238,386
9,660	LaSalle Hotel Properties(a)(b)	0.6	227,783
5,950	MB Financial, Inc.	0.5	215,866
12,269	PacWest Bancorp(a)	1.2	488,061
11,045	PrivateBancorp, Inc., Class A	1.2	486,311
38,265	Ramco-Gershenson Properties Trust(a)(b)	1.8	750,377
17,155	Western Alliance Bancorp†	1.4	560,111
427,045	Other Securities	19.3	7,909,541
			13,438,765
Health Care — 5.0%
7,830	Analogic Corp.(a)	1.5	622,015
102,823	Other Securities	3.5	1,415,598
			2,037,613
Industrials — 10.2%
7,255	Albany International Corp., Class A(a)	0.7	289,692
6,570	Brady Corp., Class A	0.5	200,779
9,355	EnerSys, Inc.	1.4	556,342
12,030	GP Strategies Corp.† (a)	0.7	260,931
11,115	Marten Transport, Ltd.(a)	0.6	220,077
3,689	Orbital ATK, Inc.(a)	0.8	314,081
91,955	Other Securities	5.5	2,327,270
			4,169,172
Information Technology — 15.2%
9,775	Coherent, Inc.† (a)	2.2	897,149
38,315	Entegris, Inc.†	1.4	554,418
3,075	Euronet Worldwide, Inc.† (a)	0.5	212,759
21,190	Integrated Device Technology, Inc.† (a)	1.0	426,555
122,900	Lattice Semiconductor Corp.† (a)	1.6	657,515
112,195	Mitel Networks Corp.† (a)	1.7	705,707
43,240	Novanta, Inc.† (a)	1.6	655,086
141,385	Other Securities	5.2	2,089,120
			6,198,309
Materials — 8.8%
17,940	Boise Cascade Co.† (a)	1.0	411,723
19,495	Louisiana-Pacific Corp.† (a)	0.8	338,238
16,820	Materion Corp.(a)	1.0	416,463
6,219	Neenah Paper, Inc.(a)	1.1	450,069
10,260	PH Glatfelter Co.(a)	0.5	200,686
7,100	Schweitzer-Mauduit International, Inc.	0.6	250,488
91,956	Other Securities	3.8	1,517,543
			3,585,210
Telecommunication Services — 0.2%
18,200	Other Securities	0.2	83,174

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Condensed Schedule of Investments - (Continued)	June 30, 2016 (Unaudited)

Shares	Percentage of Net Assets (%)		Value
Utilities — 6.3%
13,699	PNM Resources, Inc.	1.2	$485,493
8,480	Spire, Inc.(a)	1.5	600,723
29,158	Other Securities	3.6	1,489,913
			2,576,129
Total Common Stock
(Cost $35,976,866)			40,179,642

SHORT-TERM INVESTMENTS (c) — 49.8%
511,526	Northern Trust Institutional Government Select Portfolio, Institutional Class, 0.240%	1.2	511,526
19,845,425	Northern Trust Institutional Liquid Asset Portfolio, Institutional Class, 0.520% (d)	48.6	19,845,425

Total Short-Term Investments
(Cost $20,356,951)			20,356,951

Total Investments — 148.2%
(Cost $56,333,817)			60,536,593
Other Assets & Liabilities, Net — (48.2)%			(19,700,293)

NET ASSETS — 100.0%			$40,836,300

††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
†	Non-income producing security.
(a)	This security or a partial position of this security is on loan at June 30, 2016. The total market value of securities on loan at June 30, 2016 was $19,951,795 (Note 6).
(b)	Real Estate Investment Trust.
(c)	Rate shown in the 7-day effective yield as of June 30, 2016.
(d)

This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2016 was $19,845,425. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $322,288 (Note 6).

ADR. — American Depositary Receipt

Ltd. — Limited

PLC — Public Limited Company

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Portfolio’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 607-2200; (ii) on the SEC’s website at http://www.sec.gov; and (iii) on our website at http://advisor.wilshire.com.

As of June 30, 2016, all of the Portfolio’s investments were considered Level 1. For the six months ended June 30, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the six months ended June 30, 2016, there have been no transfers between Level 2 and Level 3 assets and liabilities. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Condensed Schedule of Investments	June 30, 2016 (Unaudited)

Shares	Percentage of Net Assets (%)		Value
COMMON STOCK — 99.2%
Consumer Discretionary — 12.7%
4,279	Amazon.com, Inc.†	1.5	$3,062,138
23,796	Comcast Corp., Class A	0.8	1,551,261
12,084	Home Depot, Inc. (The)	0.7	1,543,006
8,947	McDonald's Corp.	0.5	1,076,682
14,273	Starbucks Corp.	0.4	815,274
15,550	Walt Disney Co. (The)	0.7	1,521,101
417,472	Other Securities	8.1	17,188,977
			26,758,439
Consumer Staples — 9.8%
19,575	Altria Group, Inc.	0.7	1,349,892
40,315	Coca-Cola Co. (The)	0.9	1,827,479
10,947	CVS Health Corp.	0.5	1,048,066
14,726	PepsiCo, Inc.	0.7	1,560,072
14,088	Philip Morris International, Inc.	0.7	1,433,031
27,422	Procter & Gamble Co. (The)	1.1	2,321,821
9,803	Walgreens Boots Alliance, Inc.	0.4	816,296
16,404	Wal-Mart Stores, Inc.	0.6	1,197,820
153,786	Other Securities	4.2	9,172,330
			20,726,807
Energy — 6.8%
19,392	Chevron Corp.	1.0	2,032,863
42,764	Exxon Mobil Corp.	1.9	4,008,697
14,384	Schlumberger, Ltd.	0.6	1,137,487
207,288	Other Securities	3.3	7,185,739
			14,364,786
Financials — 17.7%
106,323	Bank of America Corp.	0.7	1,410,906
20,295	Berkshire Hathaway, Inc., Class B†	1.4	2,938,513
30,365	Citigroup, Inc.	0.6	1,287,172
37,784	JPMorgan Chase & Co.	1.1	2,347,898
2,350	Northern Trust Corp.	0.1	155,711
47,267	Wells Fargo & Co.	1.1	2,237,147
705,532	Other Securities	12.7	27,033,831
			37,411,178
Health Care — 13.2%
15,600	AbbVie, Inc.(a)	0.5	965,796
3,782	Allergan PLC†	0.4	873,982
6,787	Amgen, Inc.	0.5	1,032,642
17,175	Bristol-Myers Squibb Co.	0.6	1,263,221
8,143	Celgene Corp.†	0.4	803,144
13,013	Gilead Sciences, Inc.	0.5	1,085,544
28,036	Johnson & Johnson	1.6	3,400,767
27,705	Merck & Co., Inc.	0.8	1,596,085
62,487	Pfizer, Inc.	1.0	2,200,167
9,269	UnitedHealth Group, Inc.	0.6	1,308,783
209,619	Other Securities	6.3	13,353,900
			27,884,031
Industrials — 10.5%
6,136	3M Co.	0.5	1,074,536
95,746	General Electric Co.	1.4	3,014,084
8,099	Honeywell International, Inc.	0.5	942,076
8,713	United Technologies Corp.	0.4	893,518
281,597	Other Securities	7.7	16,187,014
			22,111,228
Information Technology — 18.7%
5,840	Alphabet, Inc., Class C†	1.9	4,041,864
56,428	Apple, Inc.	2.6	5,394,517
51,823	Cisco Systems, Inc.	0.7	1,486,802
22,067	Facebook, Inc., Class A†	1.2	2,521,817
48,643	Intel Corp.(a)	0.8	1,595,490
8,947	International Business Machines Corp.	0.6	1,357,976
10,094	MasterCard, Inc., Class A	0.4	888,878
81,437	Microsoft Corp.	2.0	4,167,131
33,205	Oracle Corp.	0.7	1,359,081
15,180	QUALCOMM, Inc.	0.4	813,193
16,166	Visa, Inc., Class A(a)	0.6	1,199,032
424,661	Other Securities	6.8	14,584,176
			39,409,957
Materials — 3.2%
148,612	Other Securities	3.2	6,664,073

Telecommunication Services — 2.9%
63,350	AT&T, Inc.	1.3	2,737,354
41,963	Verizon Communications, Inc.	1.1	2,343,214
43,711	Other Securities	0.5	988,337
			6,068,905
Utilities — 3.7%
146,278	Other Securities	3.7	7,779,698

Total Common Stock
(Cost $87,811,551)			209,179,102

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Condensed Schedule of Investments - (Continued)	June 30, 2016 (Unaudited)

Shares	Percentage of Net Assets (%)		Value
SHORT-TERM INVESTMENTS (b) — 13.7%
60,405	Northern Trust Institutional Government Select Portfolio, Institutional Class, 0.240%	0.0	$60,405
28,897,925	Northern Trust Institutional Liquid Asset Portfolio, Institutional Class, 0.520% (c)	13.7	28,897,925

Total Short-Term Investments
(Cost $28,958,330)			28,958,330

WARRANTS — 0.0%
Number Of Warrants
United States — 0.0%
9	Other Securities	0.0	2
Total Warrants (Cost $—)			2

RIGHTS — 0.0%
Number Of Rights
United States — 0.0%
6,850	Other Securities	0.0	5,987
Total Rights (Cost $—)			5,987

Total Investments — 112.9%
(Cost $116,769,881)			238,143,421
Other Assets & Liabilities, Net — (12.9)%			(27,235,926)

NET ASSETS — 100.0%			$210,907,495

†	Non-income producing security.
(a)	This security or a partial position of this security is on loan at June 30, 2016. The total market value of securities on loan at June 30, 2016 was $29,344,249 (Note 6).
(b)	Rate shown in the 7-day effective yield as of June 30, 2016.
(c)

This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2016 was $28,897,925. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $787,024 (Note 6).

Ltd. — Limited

PLC — Public Limited Company

Amounts designated as “—“ are either $0, or have been rounded to $0.

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 607-2200; (ii) on the SEC’s website at http://www.sec.gov; and (iii) on our website at http://advisor.wilshire.com.

As of June 30, 2016, all of the Fund’s investments were considered Level 1, except for AMR Corp Escrow, DYAX Corp, Leap Wireless Contingent Value Rights, Orleans Homebuilders, Inc., Safeway Contingent Value Rights – CASA Ley, Safeway Contingent Value Rights – PDC and Trico Marine Services, Inc. which were Level 3. At June 30, 2016, the value of these Level 3 investments was $5,987. A reconciliation of Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets. For the six months ended June 30, 2016 there have been no transfers between Level 1 and Level 2 assets and liabilities. For the six months ended June 30, 2016, there have been no transfers between Level 2 and Level 3 assets and liabilities. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Condensed Schedule of Investments	June 30, 2016 (Unaudited)

Shares	Percentage of Net Assets (%)		Value
COMMON STOCK — 95.5%
Australia — 3.9%
63,713	CSL, Ltd.	1.7	$5,373,089
1,515,407	Other Securities	2.2	7,343,365
			12,716,454
Austria — 0.0%
3,226	Other Securities	0.0	89,201

Belgium — 0.5%
26,850	Other Securities	0.5	1,690,103

Bermuda — 0.6%
62,791	Other Securities	0.6	1,869,916

Brazil — 0.3%
170,500	Other Securities	0.3	957,369

Canada — 4.7%
32,698	Canadian Pacific Railway, Ltd.	1.3	4,211,175
1,060	Canadian Pacific Railway, Ltd.*	0.0	136,468
7,335	Constellation Software, Inc.	0.9	2,838,789
305,734	Other Securities	2.5	7,948,166
			15,134,598
China — 3.3%
82,068	Ctrip.com International, Ltd. ADR(a) (b)	1.1	3,381,202
201,955	Tencent Holdings, Ltd.	1.4	4,632,782
4,231,300	Other Securities	0.8	2,491,600
			10,505,584
Denmark — 6.2%
28,766	Carlsberg A, Class B	0.8	2,744,506
52,872	Chr Hansen Holding A	1.1	3,472,385
49,199	Coloplast A, Class B	1.1	3,682,772
88,471	Novo Nordisk ADR(a)	1.5	4,757,970
19,649	Novo Nordisk A, Class B	0.3	1,058,156
79,342	Novozymes A, Class B	1.2	3,810,073
59,321	Other Securities	0.2	522,395
			20,048,257
Finland — 0.4%
67,262	Other Securities	0.4	1,261,986

France — 8.1%
35,443	Atos SE	0.9	2,922,251
26,652	Essilor International SA	1.1	3,502,863
7,266	Hermes International	0.8	2,708,618
18,235	LVMH Moet Hennessy Louis Vuitton SE	0.9	2,748,660
10,292	Unibail-Rodamco SE(b)	0.8	2,662,491
419,360	Other Securities	3.6	11,566,870
			26,111,753
Germany — 5.6%
17,792	adidas AG	0.8	2,554,039
82,830	Deutsche Post AG	0.7	2,333,539
271,345	E.ON SE	0.9	2,739,190
164,247	Infineon Technologies AG	0.7	2,377,717
179,599	Other Securities	2.5	8,138,431
			18,142,916
Greece — 0.0%
3,632	Other Securities	0.0	67,979

Hong Kong — 2.5%
40,235	China Mobile, Ltd. ADR(a)	0.7	2,329,606
2,414,800	Other Securities	1.8	5,575,994
			7,905,600
India — 1.1%
54,816	HDFC Bank, Ltd. ADR(a)	1.1	3,637,042

Indonesia — 0.1%
1,535,000	Other Securities	0.1	401,028

Ireland — 3.6%
210,318	Experian PLC	1.2	3,990,187
47,913	ICON PLC(b)	1.0	3,354,389
83,774	Other Securities	1.4	4,401,912
			11,746,488
Israel — 0.1%
29,109	Other Securities	0.1	326,404

Italy — 1.2%
1,438,880	Intesa Sanpaolo SpA	0.8	2,740,663
832,996	Other Securities	0.4	1,188,182
			3,928,845
Japan — 10.8%
5,830	Keyence Corp.	1.2	3,977,976
54,400	Otsuka Holdings Co., Ltd.	0.8	2,506,909
42,175	Sysmex Corp.	0.9	2,904,106
1,858,600	Other Securities	7.9	25,511,082
			34,900,073

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Condensed Schedule of Investments - (Continued)	June 30, 2016 (Unaudited)

Shares	Percentage of Net Assets (%)		Value
Jersey — 0.1%
1,663	Other Securities	0.1	$186,619

Macao — 0.0%
40,800	Other Securities	0.0	53,273

Malaysia — 0.2%
383,000	Other Securities	0.2	574,366

Mexico — 1.2%
1,558,867	Other Securities	1.2	3,803,948

Netherlands — 6.4%
33,325	Core Laboratories NV(a)	1.3	4,128,634
37,545	Gemalto NV	0.7	2,274,634
43,948	Koninklijke DSM NV	0.8	2,535,390
92,760	Koninklijke Philips NV	0.7	2,303,823
5,030	Royal Dutch Shell PLC, Class A	0.1	138,150
70,235	Royal Dutch Shell PLC ADR, Class A(a)	1.2	3,878,377
1,076,567	Other Securities	1.6	5,391,021
			20,650,029
New Zealand — 0.1%
48,336	Other Securities	0.1	238,981

Norway — 0.3%
60,158	Other Securities	0.3	822,648

Peru — 0.0%
9,100	Other Securities	0.0	108,745

Philippines — 0.0%
213,900	Other Securities	0.0	67,481

Portugal — 0.1%
12,420	Other Securities	0.1	195,886

Russia — 1.0%
127,636	Yandex NV, Class A(a) (b)	0.9	2,788,847
10,510,478	Other Securities	0.1	324,285
			3,113,132
Singapore — 0.9%
200,910	DBS Group Holdings, Ltd.	0.8	2,368,914
378,500	Other Securities	0.1	524,655
			2,893,569
South Africa — 0.8%
280,399	Other Securities	0.8	2,505,297

South Korea — 1.8%
189,933	Other Securities	1.8	5,872,120

Spain — 2.0%
655,025	Other Securities	2.0	6,538,015

Sweden — 0.6%
142,720	Other Securities	0.6	2,075,766

Switzerland — 7.0%
78,871	Nestle SA	1.9	6,110,794
30,270	Novartis AG ADR(a)	0.8	2,497,578
16,820	Novartis AG	0.4	1,388,298
15,756	Roche Holding AG	1.3	4,157,691
1,615	SGS SA	1.1	3,699,563
85,647	Other Securities	1.5	4,644,598
			22,498,522
Taiwan — 3.2%
226,629	Taiwan Semiconductor Manufacturing Co., Ltd. ADR(a)	1.9	5,944,479
4,792,239	Other Securities	1.3	4,233,620
			10,178,099
Thailand — 0.1%
1,832,200	Other Securities	0.1	323,670

Turkey — 0.1%
114,045	Other Securities	0.1	272,431

United Kingdom — 12.2%
76,154	ARM Holdings PLC ADR(a)	1.1	3,465,768
11,748	ARM Holdings PLC	0.0	178,450
66,260	AstraZeneca PLC	1.2	3,961,276
197,023	Compass Group PLC	1.2	3,748,459
235,783	National Grid PLC	1.1	3,467,284
66,553	Reckitt Benckiser Group PLC	2.1	6,673,413

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Condensed Schedule of Investments - (Continued)	June 30, 2016 (Unaudited)

Shares	Percentage of Net Assets (%)		Value
67,785	Smith & Nephew PLC ADR(a)	0.7	$2,326,381
1,583,243	Other Securities	4.8	15,487,450
			39,308,481
United States — 4.4%
41,642	Chubb, Ltd.(a)	1.7	5,443,026
29,755	Schlumberger, Ltd.	0.7	2,353,025
110,055	Vodafone Group PLC ADR(a)	1.1	3,399,599
258,609	Other Securities	0.9	2,920,660
			14,116,310
Total Common Stock
(Cost $296,969,201)			307,838,984

SHORT-TERM INVESTMENTS (c) — 19.6%
11,013,207	Northern Trust Institutional Government Select Portfolio, Institutional Class, 0.240%	3.4	11,013,207
52,038,555	Northern Trust Institutional Liquid Asset Portfolio, Institutional Class, 0.520% (d)	16.2	52,038,555

Total Short-Term Investments
(Cost $63,051,762)			63,051,762

EXCHANGE TRADED FUNDS (a) — 0.3%
United States — 0.3%
38,191	Other securities	0.3	1,143,526

Total Exchange Traded Funds (Cost $1,238,009)			1,143,526

PREFERRED STOCK — 0.3%
Brazil — 0.3%
296,200	Other Securities	0.3	913,712

Total Preferred Stock
(Cost $791,932)			913,712

Number Of Rights	Percentage of Net Assets (%)		Value
RIGHTS — 0.0%
Hong Kong — 0.0%
496,400	Other Securities	0.0	$33,165
Total Rights (Cost $24,299)			33,165

Total Investments — 115.7%
(Cost $362,075,203)			372,981,149
Other Assets & Liabilities, Net — (15.7)%			(50,487,941)

NET ASSETS — 100.0%			$322,493,208

*	Security traded on the Toronto Stock Exchange.
†	Non-income producing security.
(a)	This security or a partial position of this security is on loan at June 30, 2016. The total market value of securities on loan at June 30, 2016 was $56,013,973 (Note 6).
(b)	Real Estate Investment Trust.
(c)	Rate shown in the 7-day effective yield as of June 30, 2016.
(d)

This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2016 was $52,038,555. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $4,518,602 (Note 6).

ADR – American Depositary Receipt

Ltd. – Limited

PLC – Public Limited Company

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 607-2200; (ii) on the SEC’s website at http://www.sec.gov; and (iii) on our website at http://advisor.wilshire.com.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Condensed Schedule of Investments - (Continued)	June 30, 2016 (Unaudited)

The following is a summary of the level of inputs used as of June 30, 2016 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stock
Australia	$—	$12,716,454	*	$—	$12,716,454
Austria	—	89,201	*	—	89,201
Belgium	—	1,690,103	*	—	1,690,103
Bermuda	1,869,916	—		—	1,869,916
Brazil	—	957,369	*	—	957,369
Canada	15,134,598	—		—	15,134,598
China	3,421,464	7,084,120	*	—	10,505,584
Denmark	4,757,970	15,290,287	*	—	20,048,257
Finland	—	1,261,986	*	—	1,261,986
France	2,235,447	23,876,306	*	—	26,111,753
Germany	201,374	17,941,542	*	—	18,142,916
Greece	—	67,979	*	—	67,979
Hong Kong	2,329,606	5,575,994	*	—	7,905,600
India	3,637,042	—		—	3,637,042
Indonesia	—	401,028	*	—	401,028
Ireland	7,756,301	3,990,187	*	—	11,746,488
Israel	—	326,404	*	—	326,404
Italy	—	3,928,845	*	—	3,928,845
Japan	—	34,900,073	*	—	34,900,073
Jersey	—	186,619	*	—	186,619
Macao	—	53,273	*	—	53,273
Malaysia	—	574,366	*	—	574,366
Mexico	—	3,803,948	*	—	3,803,948
Netherlands	8,007,011	12,643,018	*	—	20,650,029
New Zealand	—	238,981	*	—	238,981
Norway	—	822,648	*	—	822,648
Peru	108,745	—		—	108,745
Philippines	—	67,481	*	—	67,481
Portugal	—	195,886	*	—	195,886
Russia	2,946,279	166,853	*	—	3,113,132
Singapore	—	2,893,569	*	—	2,893,569
South Africa	—	2,505,297	*	—	2,505,297
South Korea	—	5,872,120	*	—	5,872,120
Spain	1,753,972	4,784,043	*	—	6,538,015
Sweden	—	2,075,766	*	—	2,075,766
Switzerland	2,497,578	20,000,944	*	—	22,498,522
Taiwan	5,944,479	4,233,620	*	—	10,178,099
Thailand	8,980	314,690	*	—	323,670
Turkey	—	272,431	*	—	272,431
Common Stock (continued)
United Kingdom	$10,102,586	$29,205,895	*	$—	$39,308,481
United States	13,202,617	913,693	*	—	14,116,310
Total Common Stock	85,915,965	221,923,019		—	307,838,984
Short-Term Investments	63,051,762	—		—	63,051,762
Exchange Traded Funds	1,143,526	—		—	1,143,526
Preferred Stock	—	913,712	*	—	913,712
Rights	—	33,165		—	33,165
Total Investments in Securities	$150,111,253	$222,869,896		$—	$372,981,149

*

For the six months ended June 30, 2016, the transfers out of Level 1 and into Level 2 were $53,718,729 and the transfers out of Level 2 into Level 1 were $20,957,961. The transfers in and out of Level 2 were due to securities trading primarily outside the United States, the value of which were adjusted as a result of local trading through the application of a third party vendor (Note 2). All transfers, if any, are recognized by the Fund at the end of each period.

Amounts designated as “—“ are either $0 or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments	June 30, 2016 (Unaudited)

	Maturity Date	Par	Value
ASSET-BACKED SECURITIES — 25.9%
Financials — 2.1%
ARES XI CLO, Ltd.
3.617%(a)(b)	10/11/21	$2,000,000	$1,900,929
ARES XXIII CLO, Ltd.
3.820%(a)(b)	04/19/23	1,250,000	1,244,126
CIFC Funding, Ltd.
0.000%(a)	07/22/26	500,000	275,907
2.121%(a)(b)	05/10/21	1,300,000	1,238,570
2.536%(a)(b)	12/05/24	1,500,000	1,482,001
3.688%(a)(b)	08/14/24	1,000,000	987,075
Voya CLO, Ltd.
4.932%(a)(b)	07/19/28	500,000	488,825
			7,617,433
Health Care — 0.3%
Gale Force CLO, Ltd.
4.118%(a)(b)	08/20/21	1,250,000	1,237,701

Industrials — 0.7%
Gramercy Park CLO, Ltd.
3.570%(a)(b)	07/17/23	1,500,000	1,488,714
4.670%(a)(b)	07/17/23	1,000,000	966,788
			2,455,502
Other Asset-Backed Securities — 22.8%
AABS, Ltd.
4.875%	01/15/38	413,286	410,187
ACAS CLO, Ltd.
2.943%(a)(b)	09/20/23	1,000,000	990,410
3.873%(a)(b)	09/20/23	1,000,000	1,000,090
ALM XIX LLC
3.634%(a)(b)	07/15/28	250,000	250,599
AMMC CLO XIII, Ltd.
3.319%(a)(b)	01/26/26	1,500,000	1,417,697
Apollo Aviation Securitization Equity Trust
4.875%(b)	08/15/22	975,000	971,341
5.125%(a)	12/15/29	1,326,923	1,281,144
7.375%(a)	12/15/29	663,462	658,486
Babson CLO, Ltd.
0.000%(b)	05/15/23	1,000,000	520,471
Baker Street CLO II, Ltd.
1.358%(a)(b)	10/15/19	1,500,000	1,451,705
BlueMountain CLO, Ltd.
2.089%(a)(b)	07/20/26	250,000	249,749
Brad CDO, Ltd.
4.213%(c)(d)	03/12/26	895,232	920,346
Canyon Capital CLO, Ltd.
3.887%(a)(b)	04/30/25	250,000	223,254
Carlyle Global Market Strategies CLO, Ltd.
3.476%(a)(b)	05/15/25	500,000	492,430
Castlelake Aircraft Securitization Trust
4.703%(b)	12/15/40	1,409,095	1,393,595
5.250%(b)	02/15/29	560,873	554,142
7.500%(b)	02/15/29	497,227	491,758
Cent CLO LP
2.866%(a)(b)	08/01/24	500,000	498,178
3.816%(a)(b)	08/01/24	1,000,000	993,852
Cereberus ICQ Levered LLC
3.678%(a)(b)	11/06/25	2,000,000	1,978,503
Chesterfield Financial Holdings LLC
4.500%(b)	12/15/34	941,000	935,825
Credit Suisse Mortgage Capital Trust
5.500%(b)	07/25/56	985,689	985,176
Diamond Head Aviation, Ltd.
3.810%(b)	07/14/28	826,298	820,850
Drug Royalty III LP
3.979%(b)	04/15/27	1,000,000	998,958
Dryden 37 Senior Loan Fund
0.000%(b)	04/15/27	1,000,000	897,626
Duane Street CLO IV, Ltd.
1.618%(a)(b)	11/14/21	1,500,000	1,442,822
ECAF I, Ltd.
4.947%(b)	06/15/40	991,172	975,705
FDF II, Ltd.
4.285%(b)	05/12/31	1,000,000	1,018,539
Flagship CLO VI
3.035%(a)(b)	06/10/21	2,000,000	1,920,615
Flagship VII, Ltd.
3.584%(a)(b)	01/20/26	1,500,000	1,395,632

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	June 30, 2016 (Unaudited)

	Maturity Date	Par	Value
Fortress Credit Investments IV, Ltd.
2.520%(a) (b)	07/17/23	$1,250,000	$1,216,959
Fortress Credit Opportunities V CLO, Ltd.
3.267%(a) (b)	10/15/26	1,000,000	959,547
4.179%(a) (b)	10/15/26	1,000,000	941,838
Galaxy XXII CLO, Ltd.
5.106%(a) (b)	07/16/28	500,000	492,708
GCAT LLC
3.721%(b)	10/25/19	2,486,319	2,471,871
Golub Capital Partners CLO, Ltd.
2.421%(a) (b)	08/05/27	1,000,000	964,711
3.069%(a) (b)	10/25/26	700,000	673,782
3.574%(a) (b)	10/20/21	2,500,000	2,457,002
Great Lakes CLO, Ltd.
2.572%(a) (b)	07/15/26	1,000,000	1,003,996
GSAA Home Equity Trust
0.716%(a)	07/25/37	1,158,788	1,026,257
Halcyon Loan Advisors Funding, Ltd.
3.473%(a) (b)	12/20/24	1,500,000	1,336,535
Helios Series I Multi Asset CBO, Ltd.
1.586%(a) (b)	12/13/36	35,104	34,638
Highbridge Loan Management, Ltd.
2.873%(a) (b)	09/20/22	1,000,000	1,001,386
3.873%(a) (b)	09/20/22	1,000,000	997,238
ING Investment Management CLO, Ltd.
2.819%(a) (b)	06/14/22	1,500,000	1,413,329
Ivy Hill Middle Market Credit Fund IX, Ltd.
3.070%(a) (b)	10/18/25	2,000,000	1,961,317
Jamestown CLO III, Ltd.
5.228%(a) (b)	01/15/26	1,750,000	1,156,600
Keuka Park CLO, Ltd.
0.000%(b)	10/21/24	1,250,000	655,122
KVK CLO, Ltd.
0.000%(b)	04/14/25	1,150,000	412,295
2.728%(a) (b)	10/15/26	1,000,000	950,907
Madison Park Funding, Ltd.
1.636%(a) (b)	07/26/21	250,000	239,013
Marea CLO, Ltd.
2.422%(a) (b)	10/15/23	1,250,000	1,229,620
Neuberger Berman CLO, Ltd.
0.000%(b)	07/25/23	450,000	203,468
3.738%	07/25/23	1,500,000	1,488,788
NewMark Capital Funding CLO, Ltd.
4.129%(a) (b)	06/30/26	1,159,000	955,791
North End CLO, Ltd.
5.233%(a) (b)	07/17/25	1,000,000	671,152
Ocean Trails CLO IV
3.618%(a) (b)	08/13/25	1,750,000	1,671,724
Octagon Investment Partners 27, Ltd.
2.812%(a) (b)	07/15/27	250,000	248,750
Palmer Square Loan Funding, Ltd.
2.738%(a) (b)	06/21/24	250,000	248,746
Putnam Structured Product Funding, Ltd.
1.442%(a) (b)	10/15/38	2,000,000	1,688,846
Rampart CLO, Ltd.
2.494%(a) (b)	10/25/21	1,000,000	981,811
Regatta V Funding, Ltd.
3.769%(a) (b)	10/25/26	1,500,000	1,496,856
Rise Ltd.
4.750%(a)	02/15/39	1,277,464	1,259,580
Rockwall CDO II, Ltd.
1.166%(a) (b)	08/01/24	1,500,000	1,397,856
Silverado CLO II, Ltd.
0.983%(a) (b)	10/16/20	300,000	293,946
Springleaf Funding Trust
3.160%(b)	11/15/24	1,000,000	1,005,915
Steele Creek CLO, Ltd.
2.868%(a) (b)	08/21/26	2,000,000	1,958,993
Symphony CLO XIV, Ltd.
4.230%(a) (b)	07/14/26	500,000	474,123
TCI-FLATIRON CLO, Ltd.
2.862%(a) (b)	07/17/28	250,000	248,750
3.712%(a) (b)	07/17/28	250,000	248,750
TICP CLO II, Ltd.
3.624%(a) (b)	07/20/26	1,000,000	967,363

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	June 30, 2016 (Unaudited)

	Maturity Date	Par	Value
Treman Park CLO LLC
0.000%(b)	04/20/27	$500,000	$433,520
Triaxx Prime CDO, Ltd.
0.729%(a) (b)	10/02/39	1,050,162	988,203
Venture VI CDO, Ltd.
2.099%(a) (b)	08/03/20	2,250,000	2,057,140
Venture XII CLO, Ltd.
3.486%(a) (b)	02/28/24	1,000,000	979,962
Venture XXIII CLO, Ltd.
2.955%(a) (b)	07/19/28	500,000	500,000
Vibrant CLO, Ltd.
2.720%(a) (b)	07/17/24	1,000,000	990,868
VOLT XXVII LLC
3.375%(b)	08/27/57	802,725	797,821
Wachovia Asset Securitization Issuance II LLC
0.583%(a) (b)	07/25/37	2,062,469	1,784,279
0.593%(a) (b)	07/25/37	1,735,031	1,434,085
Westcott Park CLO, Ltd.
5.007%(a) (b)	07/20/28	500,000	494,690
WhiteHorse IV, Ltd.
2.070%(a) (b)	01/17/20	1,500,000	1,415,811
WhiteHorse VIII, Ltd.
2.666%(a) (b)	05/01/26	1,100,000	1,042,283
Wrightwood Capital Real Estate CDO, Ltd.
1.048%(a) (b)	11/21/40	1,450,000	1,384,174
			83,550,400
Total Asset-Backed Securities
(Cost $97,535,573)			94,861,036

U.S. TREASURY OBLIGATIONS — 18.5%
U.S. Treasury Bonds
3.000%	11/15/44	2,270,000	2,609,969
2.921%(e)	11/15/44	14,675,000	7,348,404
2.750%	11/15/42	3,560,000	3,916,278
U.S. Treasury Notes
2.500%	05/15/24	2,760,000	2,997,727
2.250%	11/15/24	3,120,000	3,328,163
2.250%	03/31/21	3,780,000	3,999,860
2.000%	11/30/20	4,970,000	5,193,456
2.000%	02/15/25	3,040,000	3,180,600
1.750%	03/31/22	1,780,000	1,839,171
1.625%(f)	05/15/26	13,470,000	13,634,698
0.875%	03/31/18	10,000,000	10,048,830
0.750%	10/31/17	4,610,000	4,621,165
0.500%	01/31/17	640,000	640,212
0.500%	09/30/16	600,000	600,223
0.500%	11/30/16	3,750,000	3,752,018

Total U.S. Treasury Obligations
(Cost $65,459,908)			67,710,774

COLLATERALIZED MORTGAGE OBLIGATIONS — 18.0%
Agency Mortgage-Backed Obligation — 4.7%
FHLMC
3.000%	03/01/46	493,706	512,302
3.000%	04/01/46	497,114	515,659
3.000%	05/01/46	997,683	1,034,901
3.500%	05/01/46	998,700	1,037,994
4.000%	05/15/44	4,874,143	5,542,821
4.321%(a)	09/15/43	1,402,341	1,386,333
5.567%(a)	08/15/42	2,424,963	429,188
FHLMC Multifamily Structured Pass-Through Certificates, IO
1.312%(a)	03/25/23	2,281,000	160,001
FNMA
3.000%	07/01/46	5,000,000	5,133,233
3.500%	07/01/42	1,134,553	1,211,480
5.554%(a)	07/25/42	1,261,904	230,865
			17,194,777
Non-Agency Mortgage-Backed Obligation — 13.3%
A10 Securitization
2.460%	03/15/35	163,000	163,795
ACRE Commercial Mortgage Trust
2.934%(a) (b)	08/15/31	1,000,000	985,579
Alliance Bancorp Trust
0.686%(a)	07/25/37	1,270,625	899,116
American Home Mortgage Assets Trust
0.636%(a)	10/25/46	1,352,598	888,678
Banc of America Commercial Mortgage Trust
2.013%(a)	06/15/49	1,123,000	145,553
5.451%	01/15/49	139,908	141,968

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	June 30, 2016 (Unaudited)

	Maturity Date	Par	Value
Banc of America Funding, Ltd.
0.657%(a) (b)	11/03/41	$1,419,907	$1,292,568
Banc of America Re-REMIC Trust
5.952%(a) (b)	05/15/46	218,000	—
Bear Stearns ARM Trust
2.904%(a)	01/25/35	836,678	745,959
Bear Stearns Commercial Mortgage Securities Trust
5.331%	02/11/44	121,035	123,223
5.694%(a)	06/11/50	205,129	211,978
5.911%(a)	06/11/40	368,000	380,346
Capmark Military Housing Trust
5.746%(b) (c) (d)	02/10/52	1,927,580	2,047,334
6.059%(b) (d)	10/10/52	483,286	496,402
CD Commercial Mortgage Trust
5.366%(a)	12/11/49	545,000	554,362
CFCRE Commercial Mortgage Trust, IO
1.940%(a)	03/10/26	1,302,000	160,324
5.040%(a)	04/10/26	120,000	118,320
CIM Trust
12.174%(a) (b)	02/27/56	1,000,000	815,600
12.213%(a) (b)	02/27/56	1,000,000	815,400
12.251%(a) (b)	08/26/55	1,000,000	836,000
Citigroup Commercial Mortgage Trust
1.813%(a)	04/10/49	3,846,437	509,776
2.118%(a)	05/10/49	1,184,000	164,463
5.889%(a)	12/10/49	219,000	219,780
5.901%(a)	12/10/49	141,000	145,135
6.140%(a)	12/10/49	120,000	123,884
CitiMortgage Alternative Loan Trust Series
6.000%	05/25/37	4,294,059	3,653,406
6.000%	04/25/36	3,787,727	3,511,594
COBALT Commercial Mortgage Trust
5.956%(a)	05/15/46	120,000	123,736
Commercial Mortgage Loan Trust
6.297%(a)	12/10/49	260,107	269,807
Commercial Mortgage Trust
1.544%(a)	10/10/46	4,003,582	265,966
1.544%(a)	10/10/46	3,999,221	265,676
5.475%	03/10/39	189,000	192,163
Credit Suisse Commercial Mortgage Trust
3.500%(a) (b)	10/25/44	925,757	951,359
5.343%	12/15/39	161,000	162,493
5.615%(a)	01/15/49	84,000	85,535
5.695%(a)	09/15/40	78,164	80,830
CSAIL Commercial Mortgage Trust, IO
1.977%(a)	01/15/49	993,734	124,026
FirstKey Mortgage Trust
3.500%(a) (b)	11/25/44	617,476	631,234
GE Business Loan Trust
0.885%(a) (b)	04/16/35	1,094,975	956,027
GE Capital Commercial Mortgage Corp. Trust
5.353%(a)	03/10/44	57,021	56,575
GS Mortgage Securities Trust
1.824%(a)	05/10/49	1,042,772	123,601
4.684%(a) (b)	02/15/33	1,000,000	1,001,192
5.560%	11/10/39	272,043	272,763
5.591%	11/10/39	125,000	125,652
5.988%(a)	08/10/45	285,226	292,239
HarborView Mortgage Loan Trust
0.589%(a)	01/25/47	1,146,553	863,564
Harbour Aircraft Investments, Ltd.
4.703%	07/15/41	1,000,000	999,973
Hilton USA Trust
4.602%(a) (b)	11/05/30	1,000,000	1,006,282
JPMorgan Chase Commercial Mortgage Securities Trust
5.440%	06/12/47	61,503	62,437
5.480%(a)	05/15/45	100,000	100,144
5.881%(a)	02/12/51	273,000	284,916
JPMDB Commercial Mortgage Securities Trust, IO
1.872%(a)	06/15/49	1,263,000	140,279

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	June 30, 2016 (Unaudited)

	Maturity Date	Par	Value
LB Commercial Mortgage Trust
6.118%(a)	07/15/44	$187,538	$194,694
LB-UBS Commercial Mortgage Trust
5.493%(a)	02/15/40	273,000	276,910
5.866%(a)	09/15/45	208,392	218,026
5.937%(a)	06/15/38	18,383	18,373
6.241%(a)	09/15/45	120,000	120,039
LSTAR Commercial Mortgage Trust, IO
1.957%	03/10/49	1,627,000	163,590
4.549%(a) (b)	03/10/49	274,000	264,571
LSTAR Securities Investment Trust
2.434%(a) (b)	04/01/20	999,537	976,040
2.436%(a) (b)	03/01/21	1,401,199	1,362,454
2.439%(a) (b)	04/01/20	982,475	961,577
2.439%(a) (b)	01/01/20	1,497,860	1,472,261
3.539%(a) (b)	09/01/21	2,316,217	2,323,629
Luminent Mortgage Trust
0.646%(a)	02/25/46	1,637,984	1,104,197
Merrill Lynch Mortgage Trust
5.802%(a)	08/12/43	161,000	160,390
ML-CFC Commercial Mortgage Trust
5.700%	09/12/49	206,868	215,184
5.810%(a)	06/12/50	64,567	66,456
Morgan Stanley Bank of America Merrill Lynch Trust, IO
1.052%(a)	12/15/47	26,343,221	1,821,170
1.150%(a)	12/15/47	3,530,690	214,944
Morgan Stanley Capital I Trust
0.865%(a) (b)	07/15/19	68,327	66,844
5.478%(a)	02/12/44	100,000	101,190
5.793%(a)	07/12/44	66,722	66,716
6.256%(a)	12/12/49	273,000	286,117
Morgan Stanley Re-REMIC Trust
0.947%(a) (b)	06/26/36	1,053,681	737,594
5.988%(a) (b)	08/15/45	218,000	222,269
PFP, Ltd.
2.434%(a) (b)	07/14/34	1,000,000	992,122
RALI Trust
6.500%	10/25/36	1,834,184	1,544,900
SRERS Funding, Ltd.
0.688%(a) (b)	05/09/46	813,937	790,189
0.688%(a) (b)	05/09/46	500,000	300,000
Velocity Commercial Capital Loan Trust
3.534%(a) (b)	04/25/46	517,894	520,632
Wachovia Bank Commercial Mortgage Trust
5.339%	11/15/48	382,000	385,691
5.383%	12/15/43	141,000	143,437
5.632%(a)	10/15/48	219,000	218,550
5.678%	05/15/46	259,847	267,579
Wells Fargo Commercial Mortgage Trust
5.197%(a)	05/15/49	141,000	142,486
WinWater Mortgage Loan Trust
3.000%(a) (b)	12/20/30	505,214	517,015
			48,826,848
Total Collateralized Mortgage Obligations
(Cost $66,242,192)			66,021,625

FOREIGN BONDS — 15.9%
Australia — 0.2%
Australia & New Zealand Banking Group, Ltd. MTN
4.875%(b) (g)	01/12/21	125,000	141,025
Newcrest Finance Pty, Ltd.
4.450%(b) (g)	11/15/21	250,000	257,513
Westpac Banking Corp.
2.600%(g)	11/23/20	140,000	144,707
			543,245
Barbados — 0.2%
Columbus International, Inc.
7.375%(g)	03/30/21	500,000	528,000

Belgium — 0.0%
Anheuser-Busch InBev Finance, Inc.
4.900%(g)	02/01/46	100,000	117,184

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	June 30, 2016 (Unaudited)

	Maturity Date	Par(1)	Value
Brazil — 0.7%
Cosan Overseas, Ltd.
8.250%(g)	11/29/49	1,200,000	$1,134,001
Eldorado International Finance GmbH
8.625%(b) (g)	06/16/21	200,000	193,570
JBS LLC
5.750%(b) (g)	06/15/25	55,000	51,700
Minerva Luxembourg SA
8.750%(a) (g)	12/29/49	1,000,000	1,005,000
			2,384,271
Canada — 1.0%
Bank of Montreal MTN
2.375%(g)	01/25/19	155,000	159,123
Husky Energy, Inc.
4.000%(g)	04/15/24	400,000	406,343
3.950%(g)	04/15/22	1,090,000	1,127,367
Lundin Mining Corp.
7.500%(b) (g)	11/01/20	35,000	35,700
Open Text Corp.
5.875%(b) (g)	06/01/26	35,000	35,088
Royal Bank of Canada MTN
2.500%(g)	01/19/21	55,000	56,829
Sirius XM Canada Holdings, Inc.
5.625%(b)	04/23/21	CAD 400,000	308,061
Toronto-Dominion Bank MTN
2.125%(g)	04/07/21	135,000	137,387
Yamana Gold, Inc.
4.950%(g)	07/15/24	1,450,000	1,426,510
			3,692,408
Chile — 1.2%
CorpGroup Banking SA
6.750%(g)	03/15/23	500,000	466,250
Empresa Electrica Angamos SA
4.875%(g)	05/25/29	1,000,000	982,378
GNL Quintero SA
4.634%(g)	07/31/29	500,000	510,000
Guanay Finance, Ltd.
6.000%(g)	12/15/20	1,185,296	1,176,407
Latam Airlines Group SA
7.250%(g)	06/09/20	500,000	484,375
Tanner Servicios Financieros SA
4.375%(g)	03/13/18	750,000	751,875
			4,371,285
Colombia — 2.5%
Avianca Holdings SA
8.375%(g)	05/10/20	500,000	405,050
Banco de Bogota SA
6.250%(b) (g)	05/12/26	1,260,000	1,282,050
Banco GNB Sudameris SA
3.875%(g)	05/02/18	800,000	786,000
Bancolombia SA
6.125%(g)	07/26/20	30,000	32,100
5.950%(g)	06/03/21	800,000	874,800
Ecopetrol SA
7.375%(g)	09/18/43	800,000	798,000
Empresa de Energia de Bogota SA ESP
6.125%(g)	11/10/21	800,000	833,000
Grupo Aval, Ltd.
4.750%(g)	09/26/22	1,000,000	977,500
GrupoSura Finance SA
5.500%(b) (g)	04/29/26	1,000,000	1,042,500
Oleoducto Central SA
4.000%(g)	05/07/21	750,000	732,750
SUAM Finance BV
4.875%(g)	04/17/24	500,000	518,750
Transportadora de Gas Internacional SA ESP
5.700%(g)	03/20/22	800,000	834,000
			9,116,500
Costa Rica — 0.6%
Banco de Costa Rica
5.250%(g)	08/12/18	400,000	408,500
Banco Nacional de Costa Rica
5.875%(b) (g)	04/25/21	1,000,000	1,031,700
Instituto Costarricense de Electricidad
6.950%(g)	11/10/21	750,000	776,250
			2,216,450
Dominican Republic — 0.5%
AES Andres BV
7.950%(b) (g)	05/11/26	500,000	520,000
Banco de Reservas de la Republica Dominicana
7.000%(g)	02/01/23	500,000	495,000

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	June 30, 2016 (Unaudited)

	Maturity Date	Par	Value
Dominican Republic International Bond
6.850%(b) (g)	01/27/45	$700,000	$724,500
			1,739,500
France — 0.1%
Numericable-SFR SAS
6.000%(b) (g)	05/15/22	200,000	194,500
Orange SA
2.750%(g)	02/06/19	100,000	103,050
			297,550
Greece — 0.1%
Dynagas LNG Partners
6.250%(d) (g)	10/30/19	500,000	435,000

Guatemala — 0.8%
Cementos Progreso Trust
7.125%(g)	11/06/23	800,000	848,000
Comcel Trust via Comunicaciones Celulares SA
6.875%(g)	02/06/24	1,000,000	975,000
Industrial Senior Trust
5.500%(g)	11/01/22	1,000,000	980,000
			2,803,000
India — 0.8%
Adani Ports & Special Economic Zone, Ltd.
3.500%(g)	07/29/20	800,000	795,703
ONGC Videsh, Ltd.
3.750%(g)	05/07/23	800,000	816,890
Reliance Industries, Ltd.
5.875%(g)	02/28/49	1,000,000	1,016,200
Vedanta Resources PLC
8.250%(g)	06/07/21	500,000	411,250
			3,040,043
Israel — 0.3%
Delek & Avner Tamar Bond, Ltd.
5.412%(b) (g)	12/30/25	1,000,000	1,035,000
Teva Pharmaceutical Finance Co. BV
2.950%(g)	12/18/22	160,000	162,739
			1,197,739
Jamaica — 0.3%
Digicel Group, Ltd.
7.125%(g)	04/01/22	1,200,000	892,500

Japan — 0.0%
Sumitomo Mitsui Financial Group, Inc.
2.934%(g)	03/09/21	140,000	145,768

Kenya — 0.2%
Kenya Government International Bond
6.875%(b) (g)	06/24/24	900,000	832,158

Luxembourg — 0.0%
Intelsat Jackson Holdings SA
8.000%(b) (g)	02/15/24	20,000	19,700

Malaysia — 0.1%
IOI Investment L BHD MTN
4.375%(g)	06/27/22	400,000	416,508

Mexico — 2.4%
Banco Mercantil del Norte SA
6.862%(a) (g)	10/13/21	700,000	698,250
Banco Santander Mexico SA Institucion de Banca Multiple
4.125%(g)	11/09/22	500,000	513,750
BBVA Bancomer SA
6.500%(g)	03/10/21	150,000	164,625
6.008%(a) (g)	05/17/22	500,000	497,500
5.350%(a) (g)	11/12/29	500,000	493,750
Credito Real SAB de CV
7.500%(g)	03/13/19	500,000	515,000
Fermaca Enterprises S de RL de CV
6.375%(g)	03/30/38	1,015,255	1,010,179
Grupo Idesa SA de CV
7.875%(g)	12/18/20	430,000	437,525
Grupo Posadas SAB de CV
7.875%(g)	06/30/22	750,000	761,250
Mexico Generadora de Energia
5.500%(g)	12/06/32	1,141,656	1,095,990

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	June 30, 2016 (Unaudited)

	Maturity Date	Par	Value
Mexico Government International Bond
4.000%(g)	10/02/23	$190,000	$204,545
Petroleos Mexicanos
6.625%(g)	09/29/49	500,000	493,750
6.375%(g)	01/23/45	500,000	502,500
5.625%(g)	01/23/46	230,000	209,645
Sixsigma Networks Mexico SA de CV
8.250%(g)	11/07/21	500,000	497,500
Unifin Financiera SAB de CV
6.250%(g)	07/22/19	750,000	735,750
			8,831,509
Netherlands — 0.8%
Marfrig Holdings Europe BV
8.000%(b) (g)	06/08/23	700,000	714,350
NXP BV
4.125%(b) (g)	06/01/21	10,000	10,150
Shell International Finance BV
6.375%(g)	12/15/38	1,000,000	1,358,453
1.375%(g)	05/10/19	130,000	130,452
VTR Finance BV
6.875%(g)	01/15/24	800,000	797,584
			3,010,989
Panama — 0.8%
Aeropuerto Internacional de Tocumen SA
5.750%(g)	10/09/23	1,000,000	1,045,001
ENA Norte Trust
4.950%(g)	04/25/23	923,403	939,562
Global Bank Corp.
5.125%(g)	10/30/19	1,000,000	1,032,500
			3,017,063
Paraguay — 0.1%
Telefonica Celular del Paraguay SA
6.750%(g)	12/13/22	500,000	502,500

Peru — 1.4%
Abengoa Transmision Sur SA
6.875%(b) (g)	04/30/43	1,000,000	1,040,000
Corp. Financiera de Desarrollo SA
5.250%(a) (b) (g)	07/15/29	1,350,000	1,383,749

	Maturity Date	Par(1)	Value
Peru Enhanced Pass-Through Finance, Ltd.
2.646%(e) (g)	06/02/25	1,700,000	$1,343,000
Southern Copper Corp.
5.875%(g)	04/23/45	800,000	753,658
Volcan Cia Minera SAA
5.375%(g)	02/02/22	500,000	447,500
			4,967,907
Singapore — 0.5%
Oversea-Chinese Banking Corp., Ltd. MTN
4.000%(a) (g)	10/15/24	800,000	834,000
United Overseas Bank, Ltd. MTN
3.500%(a) (g)	09/16/26	1,000,000	1,019,205
			1,853,205
United Kingdom — 0.3%
AstraZeneca PLC
2.375%(g)	11/16/20	185,000	189,813
BP Capital Markets PLC
3.119%(g)	05/04/26	160,000	163,434
British Telecommunications PLC
5.950%(g)	01/15/18	285,000	305,030
Delphi Automotive PLC
4.250%(g)	01/15/26	100,000	109,284
Moto Finance PLC
6.375%(b)	09/01/20	GBP 300,000	408,043
			1,175,604
Total Foreign Bonds
(Cost $57,550,694)			58,147,586

CORPORATE BONDS — 8.9%
Consumer Discretionary — 1.0%
21st Century Fox America, Inc.
4.750%	09/15/44	85,000	94,170
American Axle & Manufacturing, Inc.
6.625%	10/15/22	55,000	58,850
Asbury Automotive Group, Inc.
6.000%	12/15/24	25,000	25,188
CCO Holdings LLC
5.125%(b)	05/01/23	15,000	15,084
5.250%	09/30/22	30,000	30,788

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	June 30, 2016 (Unaudited)

	Maturity Date	Par	Value
Cengage Learning, Inc.
9.500%(b)	06/15/24	$20,000	$20,350
Comcast Corp.
4.400%	08/15/35	110,000	124,080
CSC Holdings LLC
5.250%	06/01/24	20,000	18,200
Dana Holding Corp.
5.500%	12/15/24	25,000	23,750
DISH DBS Corp.
5.875%	11/15/24	450,000	418,500
7.750%(b)	07/01/26	500,000	514,999
Dollar Tree, Inc.
5.750%(b)	03/01/23	10,000	10,625
ESH Hospitality, Inc.
5.250%(b) (h)	05/01/25	60,000	58,425
Ford Motor Co.
7.450%	07/16/31	100,000	134,086
General Motors Financial Co., Inc.
2.400%	05/09/19	165,000	165,460
3.200%	07/06/21	30,000	30,048
Goodyear Tire & Rubber Co.
5.125%	11/15/23	60,000	61,950
Gray Television, Inc.
7.500%	10/01/20	40,000	41,700
5.875%(b)	07/15/26	25,000	25,063
HD Supply, Inc.
7.500%	07/15/20	50,000	52,370
Home Depot, Inc.
3.000%	04/01/26	130,000	138,159
Levi Strauss & Co.
5.000%	05/01/25	35,000	35,175
MGM Growth Properties Operating Partnership
5.625%(b)	05/01/24	10,000	10,575
NCL Corp., Ltd.
5.250%(b)	11/15/19	60,000	60,600
Neptune Finco Corp.
6.625%(b)	10/15/25	700,000	734,999
Newell Brands, Inc.
3.150%	04/01/21	75,000	78,134
Omnicom Group, Inc.
3.600%	04/15/26	100,000	105,323
Regal Entertainment Group
5.750%	03/15/22	25,000	25,563
Sally Holdings LLC
5.750%	06/01/22	50,000	51,813
Scientific Games International, Inc.
7.000%(b)	01/01/22	55,000	55,275
Sinclair Television Group, Inc.
5.625%(b)	08/01/24	50,000	51,125
Sirius XM Radio, Inc.
5.375%(b)	07/15/26	60,000	59,400
Station Casinos LLC
7.500%	03/01/21	40,000	42,350
TEGNA, Inc.
4.875%(b)	09/15/21	60,000	61,500
Tribune Media Co.
5.875%	07/15/22	40,000	39,800
Viking Cruises, Ltd.
8.500%(b)	10/15/22	40,000	34,100
WMG Acquisition Corp.
6.750%(b)	04/15/22	45,000	45,338
			3,552,915
Consumer Staples — 1.3%
Air Medical Merger Sub Corp.
6.375%(b)	05/15/23	55,000	52,250
Bumble Bee Holdings, Inc.
9.000%(b)	12/15/17	769,000	778,613
Burlington Northern Santa Fe LLC
4.550%	09/01/44	150,000	172,525
Coca-Cola Co.
1.650%	11/01/18	125,000	126,881
1.875%	10/27/20	120,000	122,645
CVS Health Corp.
2.875%	06/01/26	75,000	76,644
Gates Global LLC
6.000%(b)	07/15/22	40,000	35,000
HRG Group, Inc.
7.875%	07/15/19	415,000	435,231
Kraft Heinz Foods Co.
2.000%(b)	07/02/18	160,000	162,011
Kroger Co.
3.400%	04/15/22	120,000	128,366

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	June 30, 2016 (Unaudited)

	Maturity Date	Par	Value
Milacron LLC
7.750%(b)	02/15/21	$50,000	$51,500
Molex Electronic Technologies LLC
3.900%(b)	04/15/25	383,000	390,872
MPH Acquisition Holdings LLC
7.125%(b)	06/01/24	50,000	52,500
OPE KAG Finance Sub, Inc.
7.875%(b)	07/31/23	35,000	34,475
Pilgrim's Pride Corp.
5.750%(b)	03/15/25	15,000	14,963
Plastipak Holdings, Inc.
6.500%(b)	10/01/21	50,000	51,000
Post Holdings, Inc.
7.375%	02/15/22	35,000	36,794
Prime Security Services Borrower LLC
9.250%(b)	05/15/23	50,000	53,000
Quintiles Transnational Corp.
4.875%(b)	05/15/23	35,000	35,525
RegionalCare Hospital Partners Holdings, Inc.
8.250%(b)	05/01/23	15,000	15,375
Revlon Consumer Products Corp.
5.750%	02/15/21	35,000	33,775
Reynolds American, Inc.
4.000%	06/12/22	165,000	179,320
Rite Aid Corp.
6.125%(b)	04/01/23	35,000	37,363
Spectrum Brands, Inc.
5.750%	07/15/25	50,000	52,063
TreeHouse Foods, Inc.
6.000%(b)	02/15/24	15,000	15,900
Tyson Foods, Inc.
3.950%	08/15/24	280,000	302,244
Vector Group, Ltd.
7.750%	02/15/21	1,000,000	1,041,250
Vizient, Inc.
10.375%(b)	03/01/24	30,000	32,175
Wal-Mart Stores, Inc.
4.300%	04/22/44	140,000	163,366
			4,683,626
Energy — 1.2%
Apache Corp.
4.750%	04/15/43	75,000	77,105
Atlas Energy Holdings Operating Co. LLC
9.250%(d)	08/15/21	500,000	65,000
Chevron Corp.
1.561%	05/16/19	135,000	136,512
ConocoPhillips
6.500%(f)	02/01/39	955,000	1,232,237
Energy Transfer Equity
5.500%	06/01/27	35,000	32,900
Energy Transfer Partners
4.750%	01/15/26	140,000	143,977
5.200%	02/01/22	15,000	15,803
Enterprise Products Operating LLC
3.700%	02/15/26	110,000	114,472
EOG Resources, Inc.
4.150%	01/15/26	70,000	76,634
EQT Corp.
4.875%	11/15/21	325,000	345,580
Gulfstream Natural Gas System LLC
4.600%(b) (f)	09/15/25	310,000	323,467
Halliburton Co.
4.850%(f)	11/15/35	200,000	216,570
Hess Corp.
8.125%(f)	02/15/19	200,000	222,882
Kinder Morgan Energy Partners LP MTN
6.950%	01/15/38	35,000	38,625
MPLX
5.500%(b)	02/15/23	55,000	55,880
Occidental Petroleum Corp.
3.400%	04/15/26	35,000	36,914
Schlumberger Holdings Corp.
2.350%(b)	12/21/18	70,000	71,366
Sunoco Logistics Partners Operations
5.950%	12/01/25	1,150,000	1,291,287
Williams Partners
4.875%	03/15/24	40,000	38,365
			4,535,576

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	June 30, 2016 (Unaudited)

	Maturity Date	Par	Value
Financials — 3.0%
Ally Financial
4.125%	03/30/20	$125,000	$125,313
American Express Credit Corp. MTN
2.250%	08/15/19	20,000	20,416
2.250%	05/05/21	245,000	249,347
Argos Merger Sub, Inc.
7.125%(b)	03/15/23	50,000	51,500
Atlantic Marine Corp. Communities LLC
5.433%(b) (d)	12/01/50	717,156	768,676
Bank of America Corp.
2.000%	01/11/18	100,000	100,639
2.625%	04/19/21	150,000	152,301
6.300%(a)	12/31/49	300,000	318,749
BB&T Corp. MTN
2.050%	05/10/21	200,000	202,930
Boston Properties
4.125%(h)	05/15/21	165,000	179,879
Citigroup, Inc.
2.700%	03/30/21	230,000	234,092
5.875%(a)	12/29/49	285,000	271,463
5.900%(a)	12/29/49	500,000	496,250
5.950%(a)	12/29/49	140,000	136,399
5.950%(a)	12/31/49	910,000	889,525
Equinix, Inc.
5.875%(h)	01/15/26	35,000	36,466
Fort Benning Family Communities LLC
5.810%(b) (d) (h)	01/15/51	1,050,000	1,031,378
GLP Capital
5.375%	04/15/26	40,000	41,200
GMH Military Housing-Navy Northeast LLC
6.298%(c) (d)	10/15/49	725,000	794,408
Goldman Sachs Group, Inc.
2.875%	02/25/21	140,000	143,530
Hospitality Properties Trust
5.250%(h)	02/15/26	1,300,000	1,369,991
Jefferies Finance LLC
7.500%(b)	04/15/21	500,000	448,925
JPMorgan Chase & Co.
2.400%	06/07/21	135,000	136,780
4.250%	10/01/27	125,000	132,254
Kennedy-Wilson, Inc.
5.875%	04/01/24	200,000	195,000
Liberty Mutual Group, Inc.
6.500%(b)	05/01/42	155,000	187,725
Morgan Stanley MTN
2.500%	04/21/21	135,000	136,412
3.875%	01/27/26	160,000	169,854
National Rural Utilities Cooperative Finance Corp.
10.375%	11/01/18	235,000	283,951
PNC Funding Corp.
3.300%	03/08/22	130,000	138,256
Realogy Group LLC
4.875%(b)	06/01/23	30,000	29,625
Simon Property Group
3.300%(h)	01/15/26	150,000	160,235
State Street Corp.
2.650%	05/19/26	15,000	15,306
3.550%	08/18/25	100,000	108,747
SunTrust Banks, Inc.
5.625%(a) (f)	12/15/19	961,000	960,999
TIAA Asset Management Finance Co. LLC
2.950%(b)	11/01/19	30,000	30,734
Wells Fargo & Co.
3.000%	04/22/26	295,000	300,709
			11,049,964
Health Care — 0.6%
AbbVie, Inc.
4.700%	05/14/45	175,000	185,071
Actavis Funding SCS
2.350%	03/12/18	185,000	187,521
Anthem, Inc.
2.300%	07/15/18	155,000	157,230
Cardinal Health, Inc.
1.950%	06/15/18	35,000	35,406
Celgene Corp.
3.875%	08/15/25	120,000	128,000
Centene Corp.
5.625%(b)	02/15/21	55,000	57,338
Eli Lilly & Co.
3.700%	03/01/45	150,000	159,761

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	June 30, 2016 (Unaudited)

	Maturity Date	Par	Value
Express Scripts Holding Co.
3.400%	03/01/27	$25,000	$24,968
4.500%	02/25/26	100,000	109,864
HCA, Inc.
5.875%(f)	02/15/26	405,000	420,188
Mylan NV
3.150%(b)	06/15/21	165,000	167,367
Select Medical Corp.
6.375%	06/01/21	55,000	52,800
Team Health, Inc.
7.250%(b)	12/15/23	25,000	26,753
Tenet Healthcare Corp.
4.153%(a)	06/15/20	500,000	493,749
6.750%	06/15/23	55,000	52,663
Zimmer Biomet Holdings, Inc.
2.700%	04/01/20	30,000	30,364
			2,289,043
Industrials — 0.3%
Air Lease Corp.
3.750%	02/01/22	165,000	169,017
FedEx Corp.
4.750%	11/15/45	175,000	195,023
Icahn Enterprises
5.875%(f)	02/01/22	700,000	659,840
Lockheed Martin Corp.
4.700%	05/15/46	130,000	153,240
Terex Corp.
6.000%	05/15/21	50,000	50,063
TransDigm, Inc.
6.000%	07/15/22	60,000	60,311
Waste Management, Inc.
4.100%	03/01/45	35,000	38,196
			1,325,690
Information Technology — 0.5%
Activision Blizzard, Inc.
5.625%(b)	09/15/21	50,000	52,313
Apple, Inc.
4.650%	02/23/46	100,000	112,958
Cequel Communications Holdings I LLC
6.375%(b)	09/15/20	60,000	61,007
Cisco Systems, Inc.
1.650%	06/15/18	180,000	182,340
CommScope, Inc.
5.000%(b)	06/15/21	60,000	61,290
Diamond 1 Finance Corp.
7.125%(b)	06/15/24	40,000	41,777
Embarq Corp.
7.995%	06/01/36	30,000	30,038
Ensemble S Merger Sub, Inc.
9.000%(b)	09/30/23	55,000	54,313
Fidelity National Information Services, Inc.
3.625%	10/15/20	150,000	158,567
First Data Corp.
5.750%(b)	01/15/24	25,000	24,813
7.000%(b)	12/01/23	25,000	25,313
Hewlett Packard Enterprise Co.
3.600%(b)	10/15/20	100,000	104,378
Infor US, Inc.
6.500%	05/15/22	60,000	56,663
Intel Corp.
4.100%	05/19/46	90,000	93,574
Lam Research Corp.
2.800%	06/15/21	3,000	3,071
3.450%	06/15/23	109,000	112,572
Micron Technology, Inc.
5.250%(b)	08/01/23	25,000	21,313
Microsoft Corp.
4.450%	11/03/45	100,000	112,765
Oracle Corp.
2.250%	10/08/19	305,000	314,430
Sabre GLBL, Inc.
5.250%(b)	11/15/23	35,000	35,613
Solera LLC
10.500%(b)	03/01/24	25,000	26,281
Western Digital Corp.
7.375%(b)	04/01/23	20,000	21,300
			1,706,689
Materials — 0.4%
Ashland, Inc.
4.750%	08/15/22	50,000	49,750
Berry Plastics Corp.
5.500%	05/15/22	35,000	35,831
BHP Billiton Finance USA, Ltd.
6.750%(a) (b) (f)	10/19/75	450,000	478,125

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	June 30, 2016 (Unaudited)

	Maturity Date	Par	Value
Freeport-McMoRan, Inc.
5.450%	03/15/43	$700,000	$561,751
Georgia-Pacific LLC
3.600%(b)	03/01/25	267,000	285,574
PQ Corp.
6.750%(b)	11/15/22	25,000	26,063
Signode Industrial Group Lux SA
6.375%(b)	05/01/22	35,000	33,469
			1,470,563
Telecommunication Services — 0.4%
AT&T, Inc.
4.125%	02/17/26	145,000	155,764
Frontier Communications Corp.
10.500%	09/15/22	35,000	37,034
Level 3 Communications, Inc.
5.750%	12/01/22	50,000	50,625
SBA Communications Corp.
5.625%	10/01/19	55,000	56,788
Sprint Communications, Inc.
7.000%(b)	03/01/20	800,000	837,592
T-Mobile USA, Inc.
6.000%	04/15/24	200,000	207,000
			1,344,803
Utilities — 0.2%
Berkshire Hathaway Energy Co.
6.500%	09/15/37	100,000	137,459
Duke Energy Progress LLC
4.150%	12/01/44	175,000	192,710
Exelon Corp.
3.400%	04/15/26	140,000	146,318
NRG Energy, Inc.
7.250%(b)	05/15/26	35,000	34,825
Southern Co.
2.450%	09/01/18	196,000	200,715
			712,027
Total Corporate Bonds
(Cost $32,463,084)			32,670,896

LOAN PARTICIPATIONS — 7.9%
011778 B.C. Unlimited Liability Company, Term B-2 Loan (First Lien)
3.750%	12/10/21	625,000	625,000
AdvancePierre Foods, Inc., Effective Date Loan (First Lien)
4.750%	05/26/23	500,000	499,375
Albertson's LLC, Term B-4 Loan
5.500%	08/25/21	597,737	598,006
4.500%	08/25/21	450,000	450,203
Albertson's LLC, Term B-6 Loan
4.750%	06/01/23	300,000	299,963
Altice France S.A., Term B-7 Loan
5.000%	01/15/24	250,000	248,646
Amaya Holdings B.V., Initial Term B Loan (First Lien)
5.000%	08/01/21	900,000	874,871
Asurion LLC (fka Asurion Corporation), Incremental B-1 Term Loan
5.000%	05/24/19	230,000	229,234
Asurion LLC (fka Asurion Corporation), Incremental B-4 Term Loan
5.000%	08/04/22	345,000	340,946
Avago Technologies Cayman Holdings Ltd., Term B-1 Dollar Loan
4.250%(a)	02/01/23	1,172,063	1,174,905
B/E Aerospace, Inc., Term Loan
3.750%	12/16/21	625,000	627,891
Berry Plastics Corp., Term F Loan
4.000%	10/03/22	625,000	626,778
BJ's Wholesale Club, Inc., Replacement Loan (First Lien)
4.500%	09/26/19	589,955	585,005
Carecore Nationa, LLC, Term Loan
5.500%	03/05/21	159,719	148,139

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	June 30, 2016 (Unaudited)

	Maturity Date	Par	Value
Charter Communications Operating LLC (aka CCO Safari LLC), Term I Loan
3.500%	01/24/23	$625,000	$626,466
CHG Healthcare Services, Inc., Term B Loan (First Lien)
4.750%	05/19/23	1,000,000	1,001,564
CompuCom Systems, Inc., Term Loan
4.250%	05/07/20	328,678	221,311
CSC Holdings LLC (fka CSC Holdings, Inc.), Initial Term Loan
5.000%	09/23/22	620,000	622,170
Dell International LLC, Term B-2 Loan
4.000%	04/29/20	230,000	229,604
Dell, Inc., Term B Loan (First Lien)
3.250%	06/02/23	626,000	624,629
DJO Finance LLC, Initial Term Loan
4.250%	06/08/20	250,000	239,896
Dollar Tree, Inc., Term B-1 Loan
3.500%	07/06/22	625,000	626,041
EIG Investors Corp., Incremental Term Loan
6.000%(d)	02/09/23	475,000	446,500
Endo Luxembourg Finance, Incremental Term B Loan
3.750%	06/24/22	635,000	626,110
First Data Corp., Extended Dollar Term Loan
4.443%	03/24/21	625,000	623,959
Fitness International, LLC, Term B Loan
5.500%	07/01/20	482,736	478,963
Gates Global, LLC, Initial Dollar Term Loan
4.250%	07/06/21	582,487	554,091
Generation Brands Holdings, Inc., Term Loan (First Lien)
6.000%	05/19/22	650,000	650,000
Hardware Holdings LLC, Term Loan (First Lien)
6.750%(c) (d)	03/30/20	640,250	627,445
Hearthside Group Holdings LLC, Term Loan
4.500%	06/02/21	299,239	298,490
Hertz Corp., 1st Lien Term B Loan
2.750%	06/30/23	160,000	160,100
Jaguar Holding Company I, Initial Term Loan
4.250%	08/18/22	915,000	907,566
Level 3 Financing, Inc., B-II Term Loan
3.500%	05/31/22	625,000	623,672
Lineage Logistics LLC, Term Loan
4.500%	04/07/21	442,105	421,105
Lully Finance LLC, Initial Term B-1 Loan (First Lien)
5.000%	10/14/22	575,000	573,563
McGraw-Hill Global Education Holdings LLC, Term B Loan (First Lien)
5.000%	05/02/22	623,000	623,156
MGM Growth Properties Operating Partnership LP, 1st Lien Term B Loan
4.000%	04/25/23	625,000	627,150
MPH Acquisition Holdings LLC, Initial Term Loan
5.000%	05/25/23	623,000	625,492
NBTY, Inc., Dollar Term B Loan, First Lien
5.000%	05/05/23	625,000	621,206
NXP B.V. (NXP Funding LLC), Tranche B Loan
3.750%	12/07/20	308	—
PetSmart, Inc., Tranche B-1 Loan
4.250%	03/11/22	498,741	497,309
Ranpak Cov-Lite, 2nd Lien Term Loan
8.250%	09/22/22	200,000	179,000

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	June 30, 2016 (Unaudited)

	Maturity Date	Par	Value
Reynolds Group Holdings, Inc., Incremental Term Loan
4.000%	12/01/18	$625,000	$625,906
Scientific Games International, Inc., Initial Term B-2 Loan
6.000%	09/17/21	630,000	622,204
Solera, LLC, Dollar Term Loan
5.750%	03/03/23	300,000	300,281
T-Mobile USA, Inc., Senior Lien Term Loan
3.500%(a)	11/03/22	625,000	627,834
Trans Union LLC, Replacement Term Loan
3.500%	04/09/21	625,000	618,459
Transdigm, Inc., Delayed Draw Tranche F Term Loan
3.750%	06/07/23	63,474	62,667
Travelport Finance (Luxembourg), Initial Term Loan
5.750%	09/02/21	1,041,691	1,037,462
Tribune Media, 1st Lien Term B Loan
3.750%	12/27/20	630,000	629,606
Univar, Inc., Initial Dollar Term Loan
4.250%	07/01/22	630,000	622,125
Virgin Media Investment Holdings, F Facility
3.649%	06/30/23	625,000	610,691
York Risk Services Holding Corp. (Onex York Finance LP), Term Loan
4.750%(d)	10/01/21	985,000	871,725
Yum Brands, 1st Lien Term B Loan
3.192%	06/02/23	625,000	626,563

Total Loan Participations (Cost $29,266,478)			28,941,043

	Maturity Date	Par/ Shares	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.5%
FHLMC
3.068%(e)	12/14/29	$1,450,000	$1,035,330
6.750%	03/15/31	249,000	386,225
FHLMC STRIPS
4.288%(e)	03/15/31	1,250,000	853,431
FNMA
2.125%	04/24/26	2,200,000	2,259,517
FNMA STRIPS
2.948%(e)	05/15/29	3,700,000	2,652,067
3.018%(e)	01/15/30	775,000	547,127
Tennessee Valley Authority
4.250%	09/15/65	700,000	821,496
5.375%	04/01/56	410,000	570,158

Total U.S. Government Agency Obligations
(Cost $8,526,018)			9,125,351

AFFILIATED REGISTERED INVESTMENT COMPANY — 1.3%
Open-End Fund — 1.3%
Guggenheim Strategy Fund I, Institutional Class*		185,237	4,614,264

Total Affiliated Registered Investment Company (Cost $4,606,820)			4,614,264

MUNICIPAL BONDS — 0.8%
Chicago, Ser B, GO
5.432%	01/01/42	200,000	170,168
Illinois, GO
5.650%	12/01/38	1,310,000	1,319,550
State of California, GO
7.600%	11/01/40	1,000,000	1,610,090

Total Municipal Bonds
(Cost $3,086,547)			3,099,808

Total Investments — 99.7%
(Cost $364,737,314)			365,192,383
Other Assets & Liabilities, Net — 0.3%			1,217,038

NET ASSETS — 100.0%			$366,409,421

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	June 30, 2016 (Unaudited)

(1)	In U.S. Dollars unless otherwise indicated.
*	Affiliated Fund.
(a)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2016. The date reported on the Schedule of Investments is the final maturity date.
(b)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers”. The total value of such securities as of June 30, 2016 was $131,189,645 and represented 35.8% of Net Assets.

(c)

Securities fair valued using methods determined in good faith by the Pricing Committee. As of June 30, 2016, the total market value of such securities was $4,389,533 and represented 1.2% of Net Assets.

(d)	Securities considered illiquid. The total value of such securities as of June 30, 2016 was $8,504,214 and represented 2.3% of Net Assets.
(e)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(f)	Security, or a portion thereof, has been pledged as collateral on open reverse repurchase agreements.
(g)	Foreign security denominated in U.S. currency.
(h)	Real Estate Investment Trust

A list of the outstanding forward foreign currency contracts held by the Fund at June 30, 2016 is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation
Montgomery/Bank of America	7/13/16	CAD	401,000	USD	315,332	$4,931
Montgomery/Bank of America	7/13/16	GBP	315,000	USD	457,706	38,312
						$43,243

For the period ended June 30, 2016, the total amount of all forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

ARM — Adjustable-Rate Mortgage

CAD — Canadian Dollar

CDO — Collateralized Debt Obligation

CLO — Collateralized Loan Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound

GO — General Obligation

IO — Interest Only - face amount represents notional amount

LLC — Limited Liability Company

LP — Limited Partnership

Ltd. — Limited

MTN — Medium Term Note

PLC — Public Limited Company

Pty — Proprietary

Re-REMIC — Re-securitization of Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

USD — United States Dollar

The following is a summary of the inputs used as of June 30, 2016 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3 ‡	Total
Asset-Backed Securities	$—	$93,940,690	$920,346	$94,861,036
U.S. Treasury Obligations	—	67,710,774	—	67,710,774
Collateralized Mortgage Obligations	—	63,974,291	2,047,334	66,021,625
Foreign Bonds	—	58,147,586	—	58,147,586
Corporate Bonds	—	31,876,488	794,408	32,670,896
Loan Participations	—	28,313,598	627,445	28,941,043
U.S. Government Agency Obligations	—	9,125,351	—	9,125,351
Affiliated Registered Investment Company	4,614,264	—	—	4,614,264
Municipal Bonds	—	3,099,808	—	3,099,808
Total Investments in Securities	$4,614,264	$356,188,586	$4,389,533	$365,192,383

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	June 30, 2016 (Unaudited)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts**
Unrealized Appreciation	$—	$43,243	$—	$43,243
Reverse Repurchase Agreements***	—	(17,293,909)	—	(17,293,909)
Total Other Financial Instruments	$—	$(17,250,666)	$—	$(17,250,666)

**	Forwards contracts are valued at the unrealized appreciation on the instrument.
***	See Note 2 for more information on the reverse repurchase agreements.
‡	See Note 2 for details on the unobservable inputs and the interrelationships and sensitivity between these inputs for Level 3 securities.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Loan Participations
Beginning balance as of March 30, 2016	$—	$—	$—	$—
Change in unrealized appreciation/(depreciation)	25,114	139,336	35,657	1,329
Purchases	895,232	1,907,998	758,751	626,116
Ending balance as of June 30, 2016	$920,346	$2,047,334	$794,408	$627,445

Amounts designated as “—” are either $0, or have been rounded to $0.

For the period ended June 30, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2016, there were transfers between Level 2 and Level 3 assets and liabilities due to changes in the availability of observable inputs used to determine fair value. All transfers, if any, are recognized by the Fund at the end of each period.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Assets and Liabilities June 30, 2016 (Unaudited)

	LARGE COMPANY GROWTH PORTFOLIO		LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO		SMALL COMPANY VALUE PORTFOLIO		WILSHIRE 5000 INDEXSM FUND		WILSHIRE INTERNATIONAL EQUITY FUND		WILSHIRE INCOME OPPORTUNITIES FUND
ASSETS:
Investments in securities, at value (Note 2)	$334,344,308	*	$204,480,549	$56,265,932	*	$60,536,593	*	$238,143,421	*	$372,981,149	*	$360,578,119
Investments in affiliated funds, at value	—		—	—		—		—		—		4,614,264
Foreign currency, at value	—		—	—		—		—		276,139		—
Cash	—		66,012	—		—		—		—		34,557,625
Receivable for investment securities sold	1,579,420		1,192,005	480,854		451,802		1,464,909		388,427		2,403,354
Dividends and interest receivable	199,937		316,423	16,376		60,374		251,642		893,629		1,978,432
Receivable for Portfolio shares sold	238,025		233,938	74,675		37,314		97,584		359,265		406,566
Shareholder service fees receivable (Note 4)	—		5,323	—		—		—		16,737		—
Dividend reclaim receivable	7,088		123	—		—		206		429,995		—
Unrealized gain on forward foreign currency contracts	—		—	—		—		—		—		43,243
Prepaid expenses and other assets	34,199		25,872	14,380		14,263		38,534		38,301		41,733
Total Assets	336,402,977		206,320,245	56,852,217		61,100,346		239,996,296		375,383,642		404,623,336

LIABILITIES:
Payable upon return on securities loaned (Note 6)	58,285,375		—	18,048,948		19,845,425		28,897,925		52,038,555		—
Reverse repurchase agreements (Note 2)	—		—	—		—		—		—		17,293,909
Payable for investment securities purchased	1,430,758		1,194,202	597,835		324,207		—		227,645		20,215,306
Payable for Portfolio shares redeemed	149,644		164,874	24,761		24,274		32,903		274,534		412,098
Investment advisory fees payable (Note 3)	173,382		125,020	24,913		28,621		17,205		270,276		178,495
Distribution fees payable (Note 4)	19,875		9,337	6,355		4,206		48,076		888		202
Shareholder Service fees payable (Note 4)	9,379		—	146		424		17,776		—		21,871
Administration fees payable	16,182		11,669	2,143		2,361		12,043		18,444		21,013
Directors’ fees payable	3,738		1,954	393		435		3,386		3,066		4,493
Chief compliance officer expenses payable	1,251		674	161		171		1,065		1,134		346
Accrued expenses and other payables	48,669		40,436	32,674		33,922		58,422		55,892		66,182
Total Liabilities	60,138,253		1,548,166	18,738,329		20,264,046		29,088,801		52,890,434		38,213,915

NET ASSETS	$276,264,724		$204,772,079	$38,113,888		$40,836,300		$210,907,495		$322,493,208		$366,409,421

* Includes Market Value of Securities on Loan	$59,217,936		$—	$17,949,709		$19,951,795		$29,344,249		$56,013,973		$—

Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Assets and Liabilities - (Continued) June 30, 2016 (Unaudited)

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE INTERNATIONAL EQUITY FUND	WILSHIRE INCOME OPPORTUNITIES FUND
NET ASSETS consist of:
Paid-in capital	$207,703,053	$185,125,579	$30,309,107	$34,959,592	$107,301,289	$331,841,985	$363,545,202
Undistributed net investment income (accumulated net investment loss)	568,956	1,708,707	(63,581)	131,473	2,162,490	3,564,872	1,856,581
Accumulated net realized gain (loss) on investments sold and foreign currency transactions	7,972,970	5,256,104	1,215,646	1,542,459	(19,929,824)	(23,801,074)	509,397
Net unrealized appreciation on investments	60,019,745	12,681,689	6,652,716	4,202,776	121,373,540	10,905,946	455,069
Net unrealized appreciation (depreciation) on forward foreign currency contracts and other assets and liabilities denominated in foreign currencies	—	—	—	—	—	(18,521)	43,172

NET ASSETS	$276,264,724	$204,772,079	$38,113,888	$40,836,300	$210,907,495	$322,493,208	$366,409,421

Investments in securities, at cost (Note 2)	216,039,188	191,798,860	31,564,268	36,488,392	87,871,956	310,036,648	360,130,494
Investments in affiliated funds, at cost	—	—	—	—	—	—	4,606,820
Cash collateral for securities on loan, at cost	58,285,375	—	18,048,948	19,845,425	28,897,925	52,038,555	—
Foreign currency, at cost	—	—	—	—	—	276,384	—

NET ASSETS:
Investment Class shares	$105,191,247	$61,138,225	$12,884,342	$15,592,709	$156,660,955	$7,607,452	$771,227
(50,000,000 shares authorized, per class, per Portfolio, par value $.001 per share)†
Institutional Class shares	$171,073,477	$143,633,854	$25,229,546	$25,243,591	$52,583,262	$314,885,756	$365,638,194
(50,000,000 shares authorized, per class, per Portfolio, par value $.001 per share)†
Qualified Class shares	N/A	N/A	N/A	N/A	$198	N/A	N/A
(10,000,000 shares authorized, per class, per Portfolio, par value $.001 per share)
Horace Mann Class shares	N/A	N/A	N/A	N/A	$1,663,080	N/A	N/A
(10,000,000 shares authorized, per class, per Portfolio, par value $.001 per share)

† For the Wilshire International Equity Fund, (40,000,000 shares authorized, per class, par value $.001 per share).
N/A — Not Applicable. Share classes currently not offered.
Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Assets and Liabilities - (Continued) June 30, 2016 (Unaudited)

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND		WILSHIRE INTERNATIONAL EQUITY FUND	WILSHIRE INCOME OPPORTUNITIES FUND
SHARES OUTSTANDING:
Investment Class shares	2,822,592	3,237,885	545,437	728,034	8,502,544		852,693	74,691
Institutional Class shares	4,322,427	7,576,866	1,003,971	1,157,600	2,850,308		35,701,717	35,461,905
Qualified Class shares	N/A	N/A	N/A	N/A	12		N/A	N/A
Horace Mann Class shares	N/A	N/A	N/A	N/A	90,478		N/A	N/A

INVESTMENT CLASS SHARES:
Net asset value, offering and redemption price per share	$37.27	$18.88	$23.62	$21.42	$18.43		$8.92	$10.33

INSTITUTIONAL CLASS SHARES:
Net asset value, offering and redemption price per share	$39.58	$18.96	$25.13	$21.81	$18.45		$8.82	$10.31

QUALIFIED CLASS SHARES:
Net asset value, offering and redemption price per share	N/A	N/A	N/A	N/A	$18.73	*	N/A	N/A

HORACE MANN CLASS SHARES:
Net asset value, offering and redemption price per share	N/A	N/A	N/A	N/A	$18.38		N/A	N/A

*	Difference in net asset value recalculation and net asset value stated is caused by rounding differences.
N/A — Not Applicable. Share classes currently not offered.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Operations For the Six Months Ended June 30, 2016 (Unaudited)

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE INTERNATIONAL EQUITY FUND	WILSHIRE INCOME OPPORTUNITIES FUND*
INVESTMENT INCOME:
Dividends	$2,018,894	$2,505,753	$141,165	$309,289	$2,174,523	$5,712,487	$109,469
Dividends from investment companies	—	—	—	—	—	9,085	—
Interest	4,073	4,370	986	1,260	1,020	10,681	2,288,183
Income from Security Lending	56,546	37,341	24,735	32,970	54,282	65,368	—
Income distributions from affiliated investments	—	—	—	—	—	—	26,245
Foreign taxes withheld	(54,202)	(2,493)	—	—	(168)	(630,487)	(24,177)
Total income	2,025,311	2,544,971	166,886	343,519	2,229,657	5,167,134	2,399,720

EXPENSES:
Investment advisory fee (Note 3)	984,295	596,877	153,577	163,812	103,441	1,350,887	371,166
Distribution (12b-1) fees (Note 4)
Investment Class	126,881	69,223	15,144	18,360	191,958	6,332	384
Horace Mann Class	N/A	N/A	N/A	N/A	2,768	N/A	N/A
Shareholder Service fees (Note 4)
Investment Class	42,243	6,855	5,647	6,280	43,758	3,712	51
Institutional Class	13,638	3,045	1,380	1,432	915	4,330	22,787
Administration and accounting fees (Note 3)	91,868	55,709	12,648	13,490	72,408	93,690	43,492
Directors’ fees and expenses (Note 3)	14,002	7,962	1,893	2,012	11,419	13,556	4,493
Chief compliance officer expenses	498	327	74	79	360	560	346
Transfer agent fees (Note 3)	47,410	17,456	11,542	12,063	43,486	44,398	9,624
Professional fees	39,559	27,466	15,865	16,089	34,761	38,101	14,815
Custodian fees (Note 3)	38,342	18,944	6,282	6,436	34,320	48,143	15,936
Printing fees	23,571	12,130	2,876	3,065	15,513	22,375	7,922
Registration and filing fees	22,474	20,281	13,229	13,523	26,603	30,270	7,664
Interest expense	—	—	—	—	—	—	38,522
Other	17,863	10,478	4,751	4,799	25,729	27,641	5,937
Total expenses	1,462,644	846,753	244,908	261,440	607,439	1,683,995	543,139
Fees waived and/or reimbursed by Investment Adviser (Note 3)	—	—	(13,969)	(11,106)	—	—	—
Fees paid indirectly (Note 4)	(6,299)	(10,502)	(475)	(3,471)	(203)	—	—
Net expenses	1,456,345	836,251	230,464	246,863	607,236	1,683,995	543,139

Net investment income (loss)	$568,966	$1,708,720	$(63,578)	$96,656	$1,622,421	$3,483,139	$1,856,581

* Commenced operations on March 30, 2016.
Amounts designated as “—” are either $0, or have been rounded to $0.
N/A – Not Applicable. Share classes currently not offered.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Operations - (Continued) For the Six Months Ended June 30, 2016 (Unaudited)

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE INTERNATIONAL EQUITY FUND	WILSHIRE INCOME OPPORTUNITIES FUND*
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 2 and 5):
Net realized gain (loss) from:
Investments	$7,397,401	$4,751,363	$1,227,990	$831,516	$5,446,005	$(6,559,770)	$501,376
Sale of affiliated investment company shares	—	—	—	—	—	—	15,724
Foreign currency transactions	—	—	—	—	—	246,171	(7,703)
Net change in unrealized appreciation (depreciation) on:
Investments	(678,618)	1,288,632	1,828,127	1,528,744	(144,245)	10,847,968	447,625
Investments in affiliated funds	—	—	—	—	—	—	7,444
Forward contracts and foreign currency transactions and translation of other assets and liabilities denominated in foreign currencies	—	—	—	—	—	(6,788)	43,172

Net realized and unrealized gain on investments and foreign currencies	6,718,783	6,039,995	3,056,117	2,360,260	5,301,760	4,527,581	1,007,638

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,287,749	$7,748,715	$2,992,539	$2,456,916	$6,924,181	$8,010,720	$2,864,219

*	Commenced operations on March 30, 2016.
Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Changes in Net Assets For the Six Months Ended June 30, 2016 (Unaudited)

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE INTERNATIONAL EQUITY FUND	WILSHIRE INCOME OPPORTUNITIES FUND*
OPERATIONS:
Net investment income (loss)	$568,966	$1,708,720	$(63,578)	$96,656	$1,622,421	$3,483,139	$1,856,581
Net realized gain (loss) on investments, sale of affiliated investment company shares and foreign currency transactions	7,397,401	4,751,363	1,227,990	831,516	5,446,005	(6,313,599)	509,397
Net change in unrealized appreciation (depreciation) on investments and forward contracts and foreign currency transactions and translation of other assets and liabilities denominated in foreign currencies	(678,618)	1,288,632	1,828,127	1,528,744	(144,245)	10,841,180	498,241
Net increase in net assets resulting from operations	7,287,749	7,748,715	2,992,539	2,456,916	6,924,181	8,010,720	2,864,219

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income:
Investment Class shares	—	—	—	—	—	—	—
Institutional Class shares	—	—	—	—	—	—	—
Qualified Class shares	N/A	N/A	N/A	N/A	—	N/A	N/A
Horace Mann Class shares	N/A	N/A	N/A	N/A	—	N/A	N/A
Net Realized Capital Gains:
Investment Class shares	—	—	—	—	—	—	—
Institutional Class shares	—	—	—	—	—	—	—
Total Distributions to Shareholders	—	—	—	—	—	—	—

* Commenced operations on March 30, 2016.
Amounts designated as “—” are either $0, or have been rounded to $0.
N/A – Not Applicable. Share classes currently not offered.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Changes in Net Assets - (Continued) For the Six Months Ended June 30, 2016 (Unaudited)

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE INTERNATIONAL EQUITY FUND	WILSHIRE INCOME OPPORTUNITIES FUND*
CAPITAL STOCK TRANSACTIONS (DOLLARS):
Investment Class shares:
Shares sold	6,895,524	10,996,099	3,029,763	3,276,029	8,532,331	5,265,756	1,618,302
Issued in connection with in-kind transfer**	—	—	—	—	—	—	10
Shares issued as reinvestment of distributions	—	—	—	—	25	—	—
Redemption fees (Note 2)	—	—	—	—	—	262	—
Shares redeemed	(10,209,098)	(3,944,069)	(3,389,610)	(2,549,522)	(17,036,030)	(1,242,029)	(867,101)
Net increase (decrease) in net assets from Investment Class share transactions	(3,313,574)	7,052,030	(359,847)	726,507	(8,503,674)	4,023,989	751,211

Institutional Class shares:
Shares sold	86,503,753	93,191,618	17,844,907	17,983,264	1,531,061	162,372,796	245,463,812
Issued in connection with in-kind transfer**	—	—	—	—	—	—	147,868,290
Shares issued as reinvestment of distributions	—	—	—	—	—	—	—
Redemption fees (Note 2)	—	—	—	—	—	670	—
Shares redeemed	(43,813,136)	(9,427,293)	(9,420,251)	(8,344,015)	(9,424,993)	(32,289,632)	(30,538,111)
Net increase (decrease) in net assets from Institutional Class share transactions	42,690,617	83,764,325	8,424,656	9,639,249	(7,893,932)	130,083,834	362,793,991

*	Commenced operations on March 30, 2016.
**	See Note 9 in Notes to Financial Statements.
Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Changes in Net Assets - (Continued) For the Six Months Ended June 30, 2016 (Unaudited)

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE INTERNATIONAL EQUITY FUND	WILSHIRE INCOME OPPORTUNITIES FUND*
CAPITAL STOCK TRANSACTIONS (DOLLARS) (Continued):
Qualified Class shares:
Shares sold	N/A	N/A	N/A	N/A	1	N/A	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	—	N/A	N/A
Shares redeemed	N/A	N/A	N/A	N/A	—	N/A	N/A
Net increase in net assets from Qualified Class share transactions	N/A	N/A	N/A	N/A	1	N/A	N/A

Horace Mann Class shares:
Shares sold	N/A	N/A	N/A	N/A	13,750	N/A	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	—	N/A	N/A
Shares redeemed	N/A	N/A	N/A	N/A	(32,678)	N/A	N/A
Net decrease in net assets from Horace Mann Class share transactions	N/A	N/A	N/A	N/A	(18,928)	N/A	N/A
Net increase (decrease) in net assets from capital stock transactions	39,377,043	90,816,355	8,064,809	10,365,756	(16,416,533)	134,107,823	363,545,202
Net increase (decrease) in net assets	46,664,792	98,565,070	11,057,348	12,822,672	(9,492,352)	142,118,543	366,409,421

NET ASSETS:
Beginning of period	229,599,932	106,207,009	27,056,540	28,013,628	220,399,847	180,374,665	—
End of the period	$276,264,724	$204,772,079	$38,113,888	$40,836,300	$210,907,495	$322,493,208	$366,409,421
Undistributed net investment income (accumulated net investment loss) at end of the period	$568,956	$1,708,707	$(63,581)	$131,473	$2,162,490	$3,564,872	$1,856,581

* Commenced operations on March 30, 2016.
N/A — Not Applicable. Share classes currently not offered.
Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Changes in Net Assets - (Continued) For the Six Months Ended June 30, 2016 (Unaudited)

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE INTERNATIONAL EQUITY FUND	WILSHIRE INCOME OPPORTUNITIES FUND*
CAPITAL SHARE TRANSACTIONS:
Investment Class shares:
Shares sold	192,712	615,731	136,982	160,322	490,698	607,924	159,206
Issued in connection with in-kind transfer**	—	—	—	—	—	—	1
Shares issued as reinvestment of distributions	—	—	—	—	1	—	—
Shares redeemed	(286,783)	(217,130)	(150,046)	(121,205)	(970,793)	(141,666)	(84,516)
Net increase (decrease) in Investment Class shares outstanding	(94,071)	398,601	(13,064)	39,117	(480,094)	466,258	74,691

Institutional Class shares:
Shares sold	2,315,754	5,237,041	796,177	899,154	88,391	19,314,581	24,194,808
Issued in connection with in-kind transfer**	—	—	—	—	—	—	14,275,906
Shares issued as reinvestment of distributions	—	—	—	—	—	—	—
Shares redeemed	(1,124,106)	(517,679)	(391,776)	(392,685)	(560,896)	(3,759,588)	(3,008,809)
Net increase (decrease) in Institutional Class shares outstanding	1,191,648	4,719,362	404,401	506,469	(472,505)	15,554,993	35,461,905

Qualified Class shares:
Shares sold	N/A	N/A	N/A	N/A	—	N/A	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	—	N/A	N/A
Shares redeemed	N/A	N/A	N/A	N/A	—	N/A	N/A
Net increase (decrease) in Qualified Class shares outstanding	N/A	N/A	N/A	N/A	—	N/A	N/A

Horace Mann Class shares:
Shares sold	N/A	N/A	N/A	N/A	787	N/A	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	—	N/A	N/A
Shares redeemed	N/A	N/A	N/A	N/A	(1,950)	N/A	N/A
Net decrease in Horace Mann Class shares outstanding	N/A	N/A	N/A	N/A	(1,163)	N/A	N/A

*	Commenced operations on March 30, 2016.
**	See Note 9 in Notes to Financial Statements.
N/A — Not Applicable. Share classes currently not offered.
Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Changes in Net Assets For the Year Ended December 31, 2015*

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE INTERNATIONAL EQUITY FUND
OPERATIONS:
Net investment income (loss)	$(398,110)	$1,283,331	$(122,687)	$63,065	$3,259,507	$1,850,892
Net realized gain (loss) on investments and foreign currency transactions	21,237,633	6,431,264	1,568,318	1,708,145	12,858,128	(9,062,137)
Net change in unrealized appreciation (depreciation) on investments and other assets and liabilities denominated in foreign currencies	(6,083,070)	(13,725,637)	(751,209)	(2,915,605)	(15,900,180)	3,650,463
Net increase (decrease) in net assets resulting from operations	14,756,453	(6,011,042)	694,422	(1,144,395)	217,455	(3,560,782)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income:
Investment Class shares	—	(559,437)	—	(1,177)	(2,187,317)	(8,401)
Institutional Class shares	—	(692,061)	—	(45,631)	(944,890)	(1,748,013)
Qualified Class shares	N/A	N/A	N/A	N/A	(3)	N/A
Horace Mann Class shares	N/A	N/A	N/A	N/A	(22,310)	N/A
Net Realized Capital Gains:
Investment Class shares	(11,355,053)	(3,397,914)	(720,384)	(828,980)	—	—
Institutional Class shares	(12,134,652)	(3,309,669)	(766,658)	(762,106)	—	—
Total Distributions to Shareholders	(23,489,705)	(7,959,081)	(1,487,042)	(1,637,894)	(3,154,520)	(1,756,414)

CAPITAL STOCK TRANSACTIONS (DOLLARS)[2]:
Investment Class shares:
Shares sold	14,431,823	9,017,150	5,078,365	5,800,048	28,001,013	4,067,254
Shares issued as reinvestment of distributions	11,150,215	3,910,990	712,109	819,947	2,059,887	6,973
Redemption fees (Note 2)	—	—	—	—	—	220
Shares redeemed	(17,010,216)	(14,667,095)	(4,087,152)	(4,997,495)	(72,677,521)	(12,701,044)
Net increase (decrease) in net assets from Investment Class share transactions	8,571,822	(1,738,955)	1,703,322	1,622,500	(42,616,621)	(8,626,597)

Institutional Class shares:
Shares sold	5,361,481	9,153	20,061	154,125	5,224,542	40,029,720
Shares issued as reinvestment of distributions	10,859,881	3,996,628	766,653	807,423	459,540	1,746,693
Redemption fees (Note 2)	—	—	—	—	—	341
Shares redeemed	(24,726,424)	(7,155,243)	(1,522,249)	(1,563,847)	(13,339,955)	(23,877,118)
Net increase (decrease) in net assets from Institutional Class share transactions	(8,505,062)	(3,149,462)	(735,535)	(602,299)	(7,655,873)	17,899,636

* The Wilshire Income Opportunities Fund had not commenced operations at December 31, 2015.
N/A — Not Applicable. Share classes currently not offered.
Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Changes in Net Assets - (Continued) For the Year Ended December 31, 2015*

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE INTERNATIONAL EQUITY FUND
CAPITAL STOCK TRANSACTIONS (DOLLARS) (Continued):
Qualified Class shares:
Shares sold	N/A	N/A	N/A	N/A	1	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	2	N/A
Shares redeemed	N/A	N/A	N/A	N/A	—	N/A
Net increase in net assets from Qualified Class share transactions	N/A	N/A	N/A	N/A	3	N/A

Horace Mann Class shares:
Shares sold	N/A	N/A	N/A	N/A	30,775	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	22,309	N/A
Shares redeemed	N/A	N/A	N/A	N/A	(124,088)	N/A
Net decrease in net assets from Horace Mann Class share transactions	N/A	N/A	N/A	N/A	(71,004)	N/A
Net increase (decrease) in net assets from capital stock transactions	66,760	(4,888,417)	967,787	1,020,201	(50,343,495)	9,273,039
Net increase (decrease) in net assets	(8,666,492)	(18,858,540)	175,167	(1,762,088)	(53,280,560)	3,955,843

NET ASSETS:
Beginning of year	238,266,424	125,065,549	26,881,373	29,775,716	273,680,407	176,418,822
End of year	$229,599,932	$106,207,009	$27,056,540	$28,013,628	$220,399,847	$180,374,665
Undistributed net investment income (accumulated net investment loss) end of year	$(10)	$(13)	$(3)	$34,817	$540,069	$81,733

* The Wilshire Income Opportunities Fund had not commenced operations at December 31, 2015.
N/A — Not Applicable. Share classes currently not offered.
Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Changes in Net Assets - (Continued) For the Year Ended December 31, 2015*

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE INTERNATIONAL EQUITY FUND
CAPITAL SHARE TRANSACTIONS:
Investment Class shares:
Shares sold	362,130	438,642	207,103	255,692	1,545,688	450,088
Shares issued as reinvestment of distributions	302,995	208,652	31,233	39,706	114,741	778
Shares redeemed	(431,846)	(713,809)	(166,035)	(224,213)	(4,033,525)	(1,319,953)
Net increase (decrease) in Investment Class shares outstanding	233,279	(66,515)	72,301	71,185	(2,373,096)	(869,087)

Institutional Class shares:
Shares sold	128,974	431	761	6,769	287,221	4,200,644
Shares issued as reinvestment of distributions	278,388	212,174	31,653	38,323	25,615	197,366
Shares redeemed	(588,546)	(344,881)	(58,468)	(68,327)	(740,212)	(2,615,097)
Net increase (decrease) in Institutional Class shares outstanding	(181,184)	(132,276)	(26,054)	(23,235)	(427,376)	1,782,913

Qualified Class shares:
Shares sold	N/A	N/A	N/A	N/A	1	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	1	N/A
Shares redeemed	N/A	N/A	N/A	N/A	—	N/A
Net increase in Qualified Class shares outstanding	N/A	N/A	N/A	N/A	2	N/A

Horace Mann Class shares:
Shares sold	N/A	N/A	N/A	N/A	1,699	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	1,246	N/A
Shares redeemed	N/A	N/A	N/A	N/A	(6,773)	N/A
Net decrease in Horace Mann Class shares outstanding	N/A	N/A	N/A	N/A	(3,828)	N/A

* The Wilshire Income Opportunities Fund had not commenced operations at December 31, 2015.
N/A — Not Applicable. Share classes currently not offered.
Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Financial Highlights

For a Fund Share Outstanding Throughout Each Period.

	Investment Class Shares
	Six Months Ended 6/30/2016 (Unaudited)	Year Ended 12/31/2015	Year Ended 12/31/2014	Year Ended 12/31/2013	Year Ended 12/31/2012	Year Ended 12/31/2011
Net asset value, beginning of period	$36.82	$38.66	$41.60	$34.70	$31.54	$32.00

Income (loss) from investment operations:
Net investment income (loss)[1]	0.04	(0.14)	(0.26)	(0.02)	0.07	(0.09)
Net realized and unrealized gain (loss) on investments	0.41	2.53	3.61	10.38	4.24	(0.37)
Total from investment operations	0.45	2.39	3.35	10.36	4.31	(0.46)

Less distributions:
From net investment income	0.00	0.00	0.00	0.00	(0.07)	0.00
From capital gains	0.00	(4.23)	(6.29)	(3.46)	(1.08)	0.00
Total distributions	0.00	(4.23)	(6.29)	(3.46)	(1.15)	0.00

Net asset value, end of period	$37.27	$36.82	$38.66	$41.60	$34.70	$31.54

Total return	1.22%[2]	6.18%	7.97%	30.22%	13.72%	(1.44)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$105,191	$107,381	$103,733	$113,495	$100,853	$94,872
Operating expenses including reimbursement/waiver and fees paid indirectly	1.30%[3]	1.33%	1.38%	1.36%	1.39%	1.41%
Operating expenses excluding reimbursement/waiver and fees paid indirectly	1.30%[3,4]	1.33%[4]	1.38%[4]	1.36%[4]	1.39%[4]	1.41%
Net investment income (loss)	0.23%[3]	(0.34)%	(0.61)%	(0.05)%	0.20%	(0.27)%
Portfolio turnover rate	37%[2]	104%	62%	136%	71%	104%

[1]	The selected per share data was calculated using the average shares outstanding method for the period.
[2]	Not Annualized.
[3]	Annualized.
[4]

The ratio of operating expenses excluding reimbursement/waiver excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.30%, 1.34%, 1.38%, 1.36% and 1.39% for 2016, 2015, 2014, 2013 and 2012, respectively.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Period.

	Institutional Class Shares
	Six Months Ended 6/30/2016 (Unaudited)	Year Ended 12/31/2015	Year Ended 12/31/2014	Year Ended 12/31/2013	Year Ended 12/31/2012	Year Ended 12/31/2011
Net asset value, beginning of period	$39.04	$40.62	$43.28	$35.94	$32.63	$32.99

Income (loss) from investment operations:
Net investment income (loss)[1]	0.11	(0.01)	(0.13)	0.10	0.18	0.03
Net realized and unrealized gain (loss) on investments	0.43	2.66	3.76	10.77	4.38	(0.39)
Total from investment operations	0.54	2.65	3.63	10.87	4.56	(0.36)

Less distributions:
From net investment income	0.00	0.00	(0.00)[2]	(0.07)	(0.17)	0.00
From capital gains	0.00	(4.23)	(6.29)	(3.46)	(1.08)	0.00
Total distributions	0.00	(4.23)	(6.29)	(3.53)	(1.25)	0.00

Net asset value, end of period	$39.58	$39.04	$40.62	$43.28	$35.94	$32.63

Total return	1.38%[3]	6.52%	8.32%	30.60%	14.04%	(1.09)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$171,074	$122,219	$134,534	$243,622	$85,740	$74,201
Operating expenses including reimbursement/waiver and fees paid indirectly	0.99%[4]	1.01%	1.06%	1.05%	1.11%	1.05%
Operating expenses excluding reimbursement/waiver and fees paid indirectly	0.99%[4,5]	1.01%[5]	1.06%[5]	1.06%[5]	1.11%[5]	1.05%
Net investment income (loss)	0.56%[4]	(0.02)%	(0.29)%	0.23%	0.50%	0.09%
Portfolio turnover rate	37%[3]	104%	62%	136%	71%	104%

[1]	The selected per share data was calculated using the average shares outstanding method for the period.
[2]	Amount is less than $0.01 per share.
[3]	Not Annualized.
[4]	Annualized.
[5]

The ratio of operating expenses excluding reimbursement/waiver excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 0.99%, 1.02%, 1.06%, 1.05% and 1.11% for 2016, 2015, 2014, 2013 and 2012, respectively.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Financial Highlights

For a Fund Share Outstanding Throughout Each Period.

	Investment Class Shares
	Six Months Ended 6/30/2016 (Unaudited)	Year Ended 12/31/2015	Year Ended 12/31/2014	Year Ended 12/31/2013	Year Ended 12/31/2012	Year Ended 12/31/2011
Net asset value, beginning of period	$18.62	$21.19	$21.44	$15.86	$13.82	$14.42

Income (loss) from investment operations:
Net investment income[1]	0.17	0.20	0.18	0.16	0.17	0.11
Net realized and unrealized gain (loss) on investments	0.09	(1.33)	2.14	5.64	2.03	(0.59)
Total from investment operations	0.26	(1.13)	2.32	5.80	2.20	(0.48)

Less distributions:
From net investment income	0.00	(0.19)	(0.23)	(0.14)	(0.16)	(0.12)
From capital gains	0.00	(1.25)	(2.34)	(0.08)	0.00	0.00
Total distributions	0.00	(1.44)	(2.57)	(0.22)	(0.16)	(0.12)

Net asset value, end of period	$18.88	$18.62	$21.19	$21.44	$15.86	$13.82

Total return	1.40%[2]	(5.33)%	10.77%	36.54%	15.92%	(3.36)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$61,138	$52,864	$61,566	$61,800	$44,220	$30,968
Operating expenses including reimbursement/waiver and fees paid indirectly	1.23%[3]	1.27%	1.29%	1.24%	1.35%	1.39%
Operating expenses excluding reimbursement/waiver and fees paid indirectly	1.24%[3,4]	1.29%[4]	1.30%[4]	1.25%[4]	1.36%[4]	1.39%
Net investment income	1.88%[3]	0.96%	0.80%	0.87%	1.12%	0.77%
Portfolio turnover rate	141%[2]	55%	57%	101%	97%	140%

[1]	The selected per share data was calculated using the average shares outstanding method for the period.
[2]	Not Annualized.
[3]	Annualized.
[4]

The ratio of operating expenses excluding reimbursement/waiver excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.23%, 1.27%, 1.29%, 1.24% and 1.35% for 2016, 2015, 2014, 2013 and 2012, respectively.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Period.

	Institutional Class Shares
	Six Months Ended 6/30/2016 (Unaudited)	Year Ended 12/31/2015	Year Ended 12/31/2014	Year Ended 12/31/2013	Year Ended 12/31/2012	Year Ended 12/31/2011
Net asset value, beginning of period	$18.67	$21.24	$21.48	$15.89	$13.84	$14.44

Income (loss) from investment operations:
Net investment income[1]	0.21	0.26	0.24	0.22	0.20	0.16
Net realized and unrealized gain (loss) on investments	0.08	(1.33)	2.14	5.63	2.04	(0.58)
Total from investment operations	0.29	(1.07)	2.38	5.85	2.24	(0.42)

Less distributions:
From net investment income	0.00	(0.25)	(0.28)	(0.18)	(0.19)	(0.18)
From capital gains	0.00	(1.25)	(2.34)	(0.08)	0.00	0.00
Total distributions	0.00	(1.50)	(2.62)	(0.26)	(0.19)	(0.18)

Net asset value, end of period	$18.96	$18.67	$21.24	$21.48	$15.89	$13.84

Total return	1.55%[2]	(5.07)%	11.05%	36.85%	16.18%	(2.95)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$143,634	$53,343	$63,499	$111,550	$800	$773
Operating expenses including reimbursement/waiver and fees paid indirectly	0.96%[3]	1.01%	1.00%	0.95%	1.14%	1.00%
Operating expenses excluding reimbursement/waiver and fees paid indirectly	0.97%[3,4]	1.02%[4]	1.01%[4]	0.97%[4]	1.15%[4]	1.16%
Net investment income	2.29%[3]	1.23%	1.09%	1.13%	1.32%	1.13%
Portfolio turnover rate	141%[2]	55%	57%	101%	97%	140%

[1]	The selected per share data was calculated using the average shares outstanding method for the period.
[2]	Not Annualized.
[3]	Annualized.
[4]

The ratio of operating expenses excluding reimbursement/waiver excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 0.96%, 1.01%, 1.00%, 0.95% and 1.14% for 2016, 2015, 2014, 2013 and 2012, respectively.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Financial Highlights

For a Fund Share Outstanding Throughout Each Period.

	Investment Class Shares
	Six Months Ended 6/30/2016 (Unaudited)	Year Ended 12/31/2015	Year Ended 12/31/2014	Year Ended 12/31/2013	Year Ended 12/31/2012	Year Ended 12/31/2011
Net asset value, beginning of period	$22.64	$23.44	$24.95	$18.06	$15.90	$15.95

Income (loss) from investment operations:
Net investment income (loss)[1]	(0.07)	(0.15)	(0.25)	(0.16)	0.09	(0.14)
Net realized and unrealized gain on investments	1.05	0.70	1.09	7.59	2.07	0.09 [4]
Total from investment operations	0.98	0.55	0.84	7.43	2.16	(0.05)

Less distributions:
From capital gains	0.00	(1.35)	(2.35)	(0.54)	0.00	0.00
Total distributions	0.00	(1.35)	(2.35)	(0.54)	0.00	0.00

Net asset value, end of period	$23.62	$22.64	$23.44	$24.95	$18.06	$15.90

Total return	4.33%[2]	2.29%	3.44%	41.25%	13.58%	(0.31)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$12,884	$12,642	$11,398	$9,582	$7,225	$6,813
Operating expenses including reimbursement/waiver and fees paid indirectly	1.50%[3]	1.46%	1.50%	1.47%	1.47%	1.50%
Operating expenses excluding reimbursement/waiver and fees paid indirectly	1.58%[3,5]	1.64%[5]	1.55%[5]	1.62%[5]	1.97%[5]	2.02%
Net investment income (loss)	(0.62)%[3]	(0.59)%	(1.00)%	(0.75)%	0.55%	(0.85)%
Portfolio turnover rate	51%[2]	63%	77%	88%	99%	177%

[1]	The selected per share data was calculated using the average shares outstanding method for the period.
[2]	Not Annualized.
[3]	Annualized.
[4]

The amount shown for a share outstanding throughout the year ended December 31, 2011, does not accord with the aggregate net gains on investments for the year because of the sales and repurchases of Portfolio shares in relation to fluctuating market value of the investments of the Portfolio.

[5]

The ratio of operating expenses excluding reimbursement/waiver excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.58%, 1.64%, 1.54%, 1.61% and 1.95% for 2016, 2015, 2014, 2013 and 2012, respectively.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Period.

	Institutional Class Shares
	Six Months Ended 6/30/2016 (Unaudited)	Year Ended 12/31/2015	Year Ended 12/31/2014	Year Ended 12/31/2013	Year Ended 12/31/2012	Year Ended 12/31/2011
Net asset value, beginning of period	$24.04	$24.75	$26.14	$18.89	$16.60	$16.61

Income (loss) from investment operations:
Net investment income (loss)[1]	(0.03)	(0.07)	(0.18)	(0.15)	0.11	(0.12)
Net realized and unrealized gain on investments	1.12	0.71	1.14	7.99	2.18	0.11 [4]
Total from investment operations	1.09	0.64	0.96	7.84	2.29	(0.01)

Less distributions:
From net investment income	0.00	0.00	0.00	(0.05)	0.00	0.00
From capital gains	0.00	(1.35)	(2.35)	(0.54)	0.00	0.00
Total distributions	0.00	(1.35)	(2.35)	(0.59)	0.00	0.00

Net asset value, end of period	$25.13	$24.04	$24.75	$26.14	$18.89	$16.60

Total return	4.53%[2]	2.53%	3.75%	41.58%	13.80%	(0.06)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$25,230	$14,414	$15,483	$24,013	$15	$13
Operating expenses including reimbursement/waiver and fees paid indirectly	1.16%[3]	1.19%	1.20%	1.19%	1.28%	1.23%
Operating expenses excluding reimbursement/waiver and fees paid indirectly	1.24%[3,5]	1.36%[5]	1.24%[5]	1.20%[5]	1.79%[5]	1.69%
Net investment income (loss)	(0.22)%[3]	(0.28)%	(0.70)%	(0.54)%	0.60%	(0.68)%
Portfolio turnover rate	51%[2]	63%	77%	88%	99%	177%

[1]	The selected per share data was calculated using the average shares outstanding method for the period.
[2]	Not Annualized.
[3]	Annualized.
[4]

The amount shown for a share outstanding throughout the year ended December 31, 2011, does not accord with the aggregate net gains on investments for the year because of the sales and repurchases of Portfolio shares in relation to fluctuating market value of the investments of the Portfolio.

[5]

The ratio of operating expenses excluding reimbursement/waiver excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.24%, 1.35%, 1.19%, 1.18% and 1.78% for 2016, 2015, 2014, 2013 and 2012, respectively.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Financial Highlights

For a Fund Share Outstanding Throughout Each Period.

	Investment Class Shares
	Six Months Ended 6/30/2016 (Unaudited)	Year Ended 12/31/2015	Year Ended 12/31/2014	Year Ended 12/31/2013	Year Ended 12/31/2012	Year Ended 12/31/2011
Net asset value, beginning of period	$20.74	$22.86	$24.33	$17.40	$15.04	$16.34

Income (loss) from investment operations:
Net investment income (loss)[1]	0.03	0.01	(0.08)	(0.03)	0.20	0.00
Net realized and unrealized gain (loss) on investments	0.65	(0.89)	1.53	7.62	2.38	(1.23)
Total from investment operations	0.68	(0.88)	1.45	7.59	2.58	(1.23)

Less distributions:
From net investment income	0.00	0.00 [2]	0.00	0.00 [2]	(0.22)	(0.07)
From capital gains	0.00	(1.24)	(2.92)	(0.66)	0.00	0.00
Total distributions	0.00	(1.24)	(2.92)	(0.66)	(0.22)	(0.07)

Net asset value, end of period	$21.42	$20.74	$22.86	$24.33	$17.40	$15.04

Total return	3.28%[3]	(3.83)%	6.17%	43.79%	17.20%	(7.54)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$15,593	$14,287	$14,120	$13,688	$9,641	$8,795
Operating expenses including reimbursement/waiver and fees paid indirectly	1.48%[4]	1.49%	1.49%	1.49%	1.49%	1.50%
Operating expenses excluding reimbursement/waiver and fees paid indirectly	1.56%[4,5]	1.67%[5]	1.56%[5]	1.58%[5]	1.84%[5]	1.90%
Net investment income (loss)	0.26%[4]	0.06%	(0.35)%	(0.13)%	1.24%	(0.02)%
Portfolio turnover rate	41%[3]	49%	53%	60%	68%	118%

[1]	The selected per share data was calculated using the average shares outstanding method for the period.
[2]	Amount is less than $0.01 per share.
[3]	Not Annualized.
[4]	Annualized.
[5]

The ratio of operating expenses excluding reimbursement/waiver excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.54%, 1.67%, 1.55%, 1.57% and 1.83% for 2016, 2015, 2014, 2013 and 2012, respectively.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Period.

	Institutional Class Shares
	Six Months Ended 6/30/2016 (Unaudited)	Year Ended 12/31/2015	Year Ended 12/31/2014	Year Ended 12/31/2013	Year Ended 12/31/2012	Year Ended 12/31/2011
Net asset value, beginning of period	$21.08	$23.21	$24.59	$17.58	$15.19	$16.51

Income (loss) from investment operations:
Net investment income (loss)[1]	0.07	0.08	(0.02)	0.00	0.22	0.09
Net realized and unrealized gain (loss) on investments	0.66	(0.90)	1.56	7.74	2.42	(1.24)
Total from investment operations	0.73	(0.82)	1.54	7.74	2.64	(1.15)

Less distributions:
From net investment income	0.00	(0.07)	0.00	(0.07)	(0.25)	(0.17)
From capital gains	0.00	(1.24)	(2.92)	(0.66)	0.00	0.00
Total distributions	0.00	(1.31)	(2.92)	(0.73)	(0.25)	(0.17)

Net asset value, end of period	$21.81	$21.08	$23.21	$24.59	$17.58	$15.19

Total return	3.46%[2]	(3.52)%	6.47%	44.16%	17.41%	(6.95)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$25,243	$13,727	$15,655	$24,934	$54	$82
Operating expenses including reimbursement/waiver and fees paid indirectly	1.16%[3]	1.18%	1.17%	1.20%	1.31%	0.94%
Operating expenses excluding reimbursement/waiver and fees paid indirectly	1.23%[3,4]	1.36%[4]	1.23%[4]	1.19%[4]	1.66%[4]	1.64%
Net investment income (loss)	0.65%[3]	0.36%	(0.07)%	(0.01)%	1.33%	0.53%
Portfolio turnover rate	41%[2]	49%	53%	60%	68%	118%

[1]	The selected per share data was calculated using the average shares outstanding method for the period.
[2]	Not Annualized.
[3]	Annualized.
[4]

The ratio of operating expenses excluding reimbursement/waiver excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.21%, 1.35%, 1.21%, 1.18% and 1.65% for 2016, 2015, 2014, 2013 and 2012, respectively.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Financial Highlights

For a Fund Share Outstanding Throughout Each Period.

	Investment Class Shares
	Six Months Ended 6/30/2016 (Unaudited)	Year Ended 12/31/2015	Year Ended 12/31/2014	Year Ended 12/31/2013	Year Ended 12/31/2012	Year Ended 12/31/2011
Net asset value, beginning of period	$17.78	$18.01	$16.22	$12.43	$10.93	$11.05

Income (loss) from investment operations:
Net investment income[1]	0.13	0.24	0.23	0.19	0.19	0.14
Net realized and unrealized gain (loss) on investments	0.52	(0.22)	1.78	3.80	1.49	(0.12)
Total from investment operations	0.65	0.02	2.01	3.99	1.68	0.02

Less distributions:
From net investment income	0.00	(0.25)	(0.22)	(0.20)	(0.18)	(0.14)
Total distributions	0.00	(0.25)	(0.22)	(0.20)	(0.18)	(0.14)

Net asset value, end of period	$18.43	$17.78	$18.01	$16.22	$12.43	$10.93

Total return	3.66%[2]	0.08%	12.38%	32.10%	15.36%	0.21%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$156,661	$159,709	$204,465	$139,354	$107,888	$99,545
Operating expenses including reimbursement/fees paid indirectly	0.66%[3]	0.64%	0.65%	0.68%	0.70%	0.74%
Operating expenses excluding reimbursement/fees paid indirectly	0.66%[3,4]	0.64%[4]	0.65%	0.68%	0.70%	0.74%
Net investment income	1.49%[3]	1.35%	1.32%	1.33%	1.61%	1.22%
Portfolio turnover rate	1%[2]	6%	3%	2%	2%	9%

[1]	The selected per share data was calculated using the average shares outstanding method for the period.
[2]	Not Annualized.
[3]	Annualized.
[4]

The ratio of operating expenses excluding reimbursement/waiver excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 0.66% and 0.64% for 2016 and 2015, respectively.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Period.

	Institutional Class Shares
	Six Months Ended 6/30/2016 (Unaudited)	Year Ended 12/31/2015	Year Ended 12/31/2014	Year Ended 12/31/2013	Year Ended 12/31/2012	Year Ended 12/31/2011
Net asset value, beginning of period	$17.78	$18.00	$16.21	$12.41	$10.92	$11.04

Income (loss) from investment operations:
Net investment income[1]	0.16	0.29	0.26	0.22	0.22	0.16
Net realized and unrealized gain (loss) on investments	0.51	(0.22)	1.79	3.81	1.47	(0.11)
Total from investment operations	0.67	0.07	2.05	4.03	1.69	0.05

Less distributions:
From net investment income	0.00	(0.29)	(0.26)	(0.23)	(0.20)	(0.17)
Total distributions	0.00	(0.29)	(0.26)	(0.23)	(0.20)	(0.17)

Net asset value, end of period	$18.45	$17.78	$18.00	$16.21	$12.41	$10.92

Total return	3.77%[2]	0.36%	12.60%	32.48%	15.54%	0.43%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$52,583	$59,065	$67,500	$59,565	$50,633	$50,252
Operating expenses including reimbursement/fees paid indirectly	0.36%[3]	0.41%	0.44%	0.46%	0.47%	0.53%
Operating expenses excluding reimbursement/fees paid indirectly	0.36%[3,4]	0.41%[4]	0.44%	0.46%	0.47%	0.53%
Net investment income	1.79%[3]	1.59%	1.53%	1.55%	1.84%	1.43%
Portfolio turnover rate	1%[2]	6%	3%	2%	2%	9%

[1]	The selected per share data was calculated using the average shares outstanding method for the period.
[2]	Not Annualized.
[3]	Annualized.
[4]

The ratio of operating expenses excluding reimbursement/waiver excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 0.36% and 0.41% for 2016 and 2015, respectively.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Period.

	Qualified Class Shares
	Six Months Ended 6/30/2016 (Unaudited)	Year Ended 12/31/2015	Year Ended 12/31/2014	Year Ended 12/31/2013	Year Ended 12/31/2012	Year Ended 12/31/2011
Net asset value, beginning of period	$18.06	$18.29	$16.46 [3]	$12.59 [3]	$11.09	$11.03

Income (loss) from investment operations:
Net investment income (loss)[1]	(0.05)	0.30	0.27 [3]	0.23 [3]	0.21 [3]	0.14
Net realized and unrealized gain (loss) on investments	0.72	(0.23)	1.83	3.88	1.50	(0.08)
Total from investment operations	0.67	0.07	2.10 [3]	4.11 [3]	1.71 [3]	0.06

Less distributions:
From net investment income	0.00	(0.30)	(0.27)	(0.24)	(0.21)	0.00
Total distributions	0.00	(0.30)	(0.27)	(0.24)	(0.21)	0.00

Net asset value, end of period	$18.73	$18.06	$18.29 [3]	$16.46 [3]	$12.59	$11.09

Total return	3.71%[4]	0.34%	12.71%[3]	32.67%[3]	15.47%[3]	0.54%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$— [2]	$— [2]	$— [2]	$— [2]	$— [2]	$— [2]
Operating expenses including reimbursement/fees paid indirectly	0.31%[5]	0.36%	0.36%[3]	0.38%[3]	0.40%[3]	0.65%
Operating expenses excluding reimbursement/fees paid indirectly	0.31%[5]	0.36%	0.36%[3]	0.38%[3]	0.40%[3]	0.65%
Net investment income (loss)	(0.61)%[5]	1.59%	1.52%[3]	1.54%[3]	1.76%[3]	1.21%
Portfolio turnover rate	1%[4]	6%	3%	2%	2%	9%

[1]	The selected per share data was calculated using the average shares outstanding method for the period.
[2]	Amounts designated as “—” have been rounded to $0.
[3]	Amounts have been revised to reflect estimation of expenses based on Institutional Class shares due to low asset levels in the Qualified Class shares.
[4]	Not Annualized.
[5]	Annualized.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Period.

	Horace Mann Class Shares
	Six Months Ended 6/30/2016 (Unaudited)	Year Ended 12/31/2015	Year Ended 12/31/2014	Year Ended 12/31/2013	Year Ended 12/31/2012	Year Ended 12/31/2011
Net asset value, beginning of period	$17.74	$17.97	$16.18	$12.40	$10.91	$11.02

Income (loss) from investment operations:
Net investment income[1]	0.13	0.25	0.22	0.19	0.19	0.13
Net realized and unrealized gain (loss) on investments	0.51	(0.23)	1.79	3.79	1.48	(0.10)
Total from investment operations	0.64	0.02	2.01	3.98	1.67	0.03

Less distributions:
From net investment income	0.00	(0.25)	(0.22)	(0.20)	(0.18)	(0.14)
Total distributions	0.00	(0.25)	(0.22)	(0.20)	(0.18)	(0.14)

Net asset value, end of period	$18.38	$17.74	$17.97	$16.18	$12.40	$10.91

Total return	3.61%[2]	0.08%	12.38%	32.07%	15.31%	0.25%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,663	$1,626	$1,715	$1,560	$1,243	$1,108
Operating expenses including reimbursement/fees paid indirectly	0.71%[3]	0.63%	0.67%	0.70%	0.69%	0.78%
Operating expenses excluding reimbursement/fees paid indirectly	0.71%[3,4]	0.63%[4]	0.67%	0.70%	0.69%	0.78%
Net investment income	1.45%[3]	1.37%	1.30%	1.31%	1.62%	1.17%
Portfolio turnover rate	1%[2]	6%	3%	2%	2%	9%

[1]	The selected per share data was calculated using the average shares outstanding method for the period.
[2]	Not Annualized.
[3]	Annualized.
[4]

The ratio of operating expenses excluding reimbursement/waiver excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 0.71% and 0.63% for 2016 and 2015, respectively.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Financial Highlights

For a Fund Share Outstanding Throughout Each Period.

	Investment Class Shares
	Six Months Ended 6/30/2016 (Unaudited)	Year Ended 12/31/2015	Year Ended 12/31/2014	Year Ended 12/31/2013	Year Ended 12/31/2012	Year Ended 12/31/2011
Net asset value, beginning of period	$8.90	$9.06	$9.70	$8.34	$7.63	$8.09
Income (loss) from investment operations:
Net investment income[1]	0.11	0.09	0.09	0.03	0.06	0.00 [2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.09)[7]	(0.23)	(0.71)	1.54	0.96	(0.19)
Total from investment operations	0.02	(0.14)	(0.62)	1.57	1.02	(0.19)
Less distributions:
From net investment income	0.00	(0.02)	(0.02)	0.00	(0.09)	(0.06)
From capital gains	0.00	0.00	0.00	(0.21)	(0.22)	(0.21)
Redemption fee (Note 2)	0.00	0.00 [2]	0.00	0.00	0.00	0.00
Total distributions	0.00	(0.02)	(0.02)	(0.21)	(0.31)	(0.27)
Net asset value, end of period	$8.92	$8.90	$9.06	$9.70	$8.34	$7.63
Total return	0.22%[5]	(1.55)%	(6.38)%	18.95%	13.36%	(2.28)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$7,607	$3,438	$11,371	$2,410	$74,999	$80,004
Operating expenses including dividends and rebates on securities sold short and interest expense, after expense reimbursement/waiver and fees paid indirectly[4]	1.50%[6]	1.50%	1.50%	1.85%[3]	2.24%[3]	2.27%[3]
Operating expenses including dividends and rebates on securities sold short and interest expense, before expense reimbursement/waiver and fees paid indirectly[4]	1.50%[6]	1.75%	1.71%[8]	1.93%[8]	2.29%[8]	2.33%
Net investment income	2.42%[6]	0.99%	0.97%	0.38%	0.77%	0.06%
Portfolio turnover rate	27%[5]	84%	176%	368%	45%	134%

[1]	The selected per share data was calculated using the average shares outstanding method for the period.
[2]	Amount is less than $0.01 per share.
[3]

The operating expense ratios reflect the expenses related to investing in securities sold short. Had these expenses been excluded, the expense ratio (after waiver and fees paid indirectly) would have been 1.50% for 2013, 2012 and 2011, respectively.

[4]	Effective April 2, 2013, the Wilshire International Equity Fund no longer engages in short selling.
[5]	Not Annualized.
[6]	Annualized.
[7]

The amount shown for a share outstanding throughout the period ended June 30, 2016, does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of Fund shares in relation to fluctuating market value of the investments of the Fund.

[8]

The ratio of operating expenses including dividends and rebates on securities sold short and interest expense, before reimbursement/waiver excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.71%, 1.93% and 2.28% for 2014, 2013 and 2012, respectively.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Period.
	Institutional Class Shares
	Six Months Ended 6/30/2016 (Unaudited)	Year Ended 12/31/2015	Year Ended 12/31/2014	Year Ended 12/31/2013	Year Ended 12/31/2012	Year Ended 12/31/2011
Net asset value, beginning of period	$8.78	$8.99	$9.64	$8.38	$7.67	$8.14
Income (loss) from investment operations:
Net investment income[1]	0.11	0.09	0.09	0.08	0.09	0.02
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.07)[7]	(0.21)	(0.68)	1.51	0.95	(0.20)
Total from investment operations	0.04	(0.12)	(0.59)	1.59	1.04	(0.18)
Less distributions:
From net investment income	0.00	(0.09)	(0.06)	(0.12)	(0.11)	(0.08)
From capital gains	0.00	0.00	0.00	(0.21)	(0.22)	(0.21)
Redemption fee (Note 2)	0.00	0.00 [2]	0.00	0.00	0.00	0.00
Total distributions	0.00	(0.09)	(0.06)	(0.33)	(0.33)	(0.29)
Net asset value, end of period	$8.82	$8.78	$8.99	$9.64	$8.38	$7.67
Total return	0.46%[5]	(1.37)%	(6.16)%	19.10%	13.63%	(2.11)%
Ratios to average net assets/supplemental data[2]:
Net assets, end of period (in 000’s)	$314,886	$176,937	$165,048	$45,897	$99,106	$93,132
Operating expenses including dividends and rebates on securities sold short and interest expense, after expense reimbursement/waiver and fees paid indirectly[4]	1.25%[6]	1.25%	1.25%	1.61%[3]	1.99%[3]	2.02%[3]
Operating expenses including dividends and rebates on securities sold short and interest expense, before expense reimbursement/ waiver and fees paid indirectly[4]	1.25%[6]	1.29%	1.31%[8]	1.87%[8]	2.01%[8]	2.05%
Net investment income	2.61%[6]	1.00%	0.96%	0.88%	1.03%	0.32%
Portfolio turnover rate	27%[5]	84%	176%	368%	45%	134%

[1]	The selected per share data was calculated using the average shares outstanding method for the period.
[2]	Amount is less than $0.01 per share.
[3]

The operating expense ratios reflect the expenses related to investing in securities sold short. Had these expenses been excluded, the expense ratio (after waiver and fees paid indirectly) would have been 1.25% for 2013, 2012, 2011 and 2010, respectively.

[4]	Effective April 2, 2013, the Wilshire International Equity Fund no longer engages in short selling.
[5]	Not Annualized.
[6]	Annualized.
[7]

The amount shown for a share outstanding throughout the period ended June 30, 2016, does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of Fund shares in relation to fluctuating market value of the investments of the Fund.

[8]

The ratio of operating expenses including dividends and rebates on securities sold short and interest expense, before reimbursement/waiver excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.31%, 1.87% and 2.00% for 2014, 2013 and 2012, respectively.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Financial Highlights

For a Fund Share Outstanding Throughout Each Period.
Investment Class Shares
Period Ended 6/30/2016* (Unaudited)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income[1]	0.06
Net realized and unrealized gain on investments and foreign currency transactions	0.27
Total from investment operations	0.33

Less distributions:
From net investment income	0.00
From capital gains	0.00
Total distributions	0.00

Net asset value, end of period	$10.33

Total return	3.30%[2]

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$771
Operating expenses including reimbursement/waiver and fees paid indirectly†	1.10%[3,4]
Operating expenses excluding reimbursement/waiver and fees paid indirectly†	1.10%[3]
Net investment income	2.40%[3]
Portfolio turnover rate	31%[2]

*	Commenced operations on March 30, 2016.
†	These ratios do not include expenses from the underlying funds.
[1]	The selected per share data was calculated using the average shares outstanding method for the period.
[2]	Not Annualized.
[3]	Annualized.
[4]	The operating expense ratio includes interest expense. Had this expense been excluded, the ratio would have been 1.04%.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Period.
Institutional Class Shares
Period Ended 6/30/2016* (Unaudited)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income[1]	0.08
Net realized and unrealized gain on investments and foreign currency transactions	0.23
Total from investment operations	0.31

Less distributions:
From net investment income	0.00
From capital gains	0.00
Total distributions	0.00

Net asset value, end of period	$10.31

Total return	3.10%[2]

Ratios to average net assets/supplemental data[2]:
Net assets, end of period (in 000’s)	$365,638
Operating expenses including reimbursement/waiver and fees paid indirectly†	0.85%[3,4]
Operating expenses excluding reimbursement/waiver and fees paid indirectly†	0.85%[3]
Net investment income	2.93%[3]
Portfolio turnover rate	31%[2]

*	Commenced operations on March 30, 2016.
†	These ratios do not include expenses from the underlying funds.
[1]	The selected per share data was calculated using the average shares outstanding method for the period.
[2]	Not Annualized.
[3]	Annualized.
[4]	The operating expense ratio includes interest expense. Had this expense been excluded, the ratio would have been 0.79%.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Notes to Financial Statements June 30, 2016 (Unaudited)

1. Organization.

Wilshire Mutual Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end diversified investment company, which was incorporated under Maryland law on July 30, 1992. The Company operates as a series company and presently offers seven series, all of which had operations during the period: Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire 5000 IndexSM Fund, Wilshire International Equity Fund and Wilshire Income Opportunities Fund (each a “Portfolio” and collectively the “Portfolios”). The Company accounts separately for the assets, liabilities and operations of each series.

The Wilshire Income Opportunities Fund commenced operations on March 30, 2016.

Each of the Portfolios offers Investment and Institutional Class shares, each of which has equal rights as to voting privileges. The Wilshire 5000 IndexSM Fund also offers Qualified Class Shares and Horace Mann Class Shares. Each of the Investment Class, Qualified Class and Horace Mann Class has exclusive voting rights with respect to its particular service and distribution plan. Investment income, realized and unrealized capital gains and losses and the common expenses of each Portfolio are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Portfolio. Each class of shares differs in its respective service and distribution expenses.

2. Significant Accounting Policies.

Use of estimates – Each Portfolio is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, each Portfolio follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be material. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

Security valuation – A security listed or traded on U.S. exchanges is valued at its last sales price on the exchange where it is principally traded. In the absence of a current quotation, the security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, the most recent bid quotation is used. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price; and if there are no such sales, the most recent bid quotation is used. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Third-party valuation providers often utilize proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, prepayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2016 (Unaudited)

or less are valued at prices supplied by the Funds’ pricing agent for such securities, if available, and otherwise are valued at amortized cost if the Pricing Committee concludes it approximates fair value. Equity securities primarily traded on a foreign exchange or market are valued daily at the price, which is an estimate of the fair value price, as provided by an independent pricing service. In the event market quotations are not readily available, such securities are valued at fair value according to procedures adopted by the Board of Directors or as determined in good faith by the Pricing Committee, whose members include at least two representatives of Wilshire Associates Incorporated (“Wilshire” or the “Adviser”), one of whom is an officer of the Company, or by the Company’s Valuation Committee. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee in accordance with the Company’s valuation procedures. Significant events may include, but are not limited to, the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which the Fund is carrying the security.

The Wilshire International Equity Fund uses Interactive Data Pricing and Reference Data, Inc. (“Interactive Data”) as a third party fair valuation vendor daily. Interactive Data provides a fair value for foreign securities in the Wilshire International Equity Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Interactive Data. These factors are used to value the Wilshire International Equity Fund without holding a Pricing Committee meeting. In the event that the Adviser believes that the fair values provided by Interactive Data are not reliable, the Adviser contacts the Wilshire International Equity Fund’s administrator and may request that a meeting of the Pricing Committee be held.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Portfolios disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolios have the ability to access at the measurement date;

●

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

●	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2016 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For the six months ended June 30, 2016, there have been no significant changes to the Portfolios’ fair value methodologies.

Fair value measurement classifications are summarized in each Portfolio’s Schedule of Investments, as applicable.

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of June 30, 2016. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Wilshire Income Opportunities Fund
Assets	Fair Value at 06/30/2016	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Asset-Backed Security	$920,346	Broker Quote	Broker Quote	102
Collateralized Mortgage Obligations	2,047,334	Broker Quote	Broker Quote	104
Corporate Obligations	794,408	Broker Quote	Broker Quote	107
Loan Participations	627,445	Broker Quote	Broker Quote	98

The unobservable input used to determine fair value of the Level 3 asset may have similar or diverging impacts on valuation. Significant increases and decreases in this input could result in significantly higher or lower fair value measurement.

Option Transactions – The Wilshire Income Opportunities Fund may purchase and write call and put options on securities, securities indices, swaps (“swaptions”) and foreign currencies, provided such options are traded on a national securities exchange or an over-the-counter market. When the Portfolio writes or purchases a covered call or put option, an amount equal to the premium received is included in the Portfolio’s statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, the Portfolio has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security or index underlying the written option. When the Portfolio purchases a call or put option, an amount equal to the premium paid is included in the Portfolio’s statement of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Portfolio enters into a closing sale transaction, a gain or loss is realized. If the Portfolio exercises a call, the cost of the security acquired is increased by the premium paid for the call. If the Portfolio exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. The option techniques utilized are generally to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitely the effective return on securities or currencies held

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2016 (Unaudited)

or intended to be acquired by the Portfolio, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets.

As of, and during the six months ended June 30, 2016, there were no written options transactions.

Reverse Repurchase Agreements – The Wilshire Income Opportunities Fund may enter into reverse repurchase agreements for investment purposes. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. At the time the Portfolio enters into a reverse repurchase agreement, the Portfolio segregates cash, cash equivalents, or other liquid assets, including equity securities and debt securities, at least equal in value to the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Portfolio’s use of the proceeds under the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities. Reverse repurchase agreements outstanding as of June 30, 2016 were as follows:

	Reverse Repurchase Agreements
	Remaining Contractual Maturity of the Agreements
Counterparty	Overnight and Continuous	Up to 30 days	30-90 days	Greater than 90 days	Total	Rate
Bank of America
Corporate Bonds	$—	$—	$(361,384)	$—	$(361,384)	1.730%
U.S. Treasury Obligations	(8,120,000)	—	—	—	(8,120,000)	-3.000%
Barclays
U.S. Treasury Obligations	(4,764,625)	—	—	—	(4,764,625)	-0.300%
BNP Paribas
Corporate Bonds	—	(1,119,000)	—	—	(1,119,000)	1.450%
Corporate Bonds	—	(1,122,000)	—	—	(1,122,000)	1.450%
Corporate Bonds	—	(588,000)	—	—	(588,000)	1.400%
Corporate Bonds	—	(522,000)	—	—	(522,000)	1.100%
Credit Suisse First Boston
Corporate Bonds	—	—	(205,500)	—	(205,500)	1.000%
Corporate Bonds	—	—	(200,000)	—	(200,000)	0.900%
Corporate Bonds	—	—	(291,400)	—	(291,400)	0.900%
Total reverse repurchase agreements	$(12,884,625)	$(3,351,000)	$(1,058,284)	$—	$(17,293,909)

When-issued and delayed delivery investments – The Wilshire Income Opportunities Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Portfolio would generally purchase securities on a when-

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2016 (Unaudited)

issued, delayed-delivery or forward commitment basis with the intention of acquiring the securities, the Portfolio may dispose of such securities prior to settlement if a sub-adviser deems it appropriate to do so. The Portfolio may dispose of or negotiate a when-issued or forward commitment after entering into these transactions. Such transactions are generally considered to be derivative transactions. The Portfolio will normally realize a capital gain or loss in connection with these transactions. When the Portfolio purchases securities on a when-issued, delayed-delivery or forward commitment basis, the Portfolio’s custodian will maintain cash or liquid securities having a value (determined daily) at least equal to the amount of the Portfolio’s purchase commitments. In the case of a forward commitment to sell portfolio securities, the custodian will hold the portfolio securities themselves while the commitment is outstanding. These procedures are designed to ensure that the Portfolio will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed-delivery transactions. The when-issued market is commonly associated with government bonds that are to be issued as a pending auction. The Portfolio uses when-issued investments as a way to participate in a new issuance. As of, and during the six months ended June 30, 2016, the Portfolio held no when-issued and delayed delivery investments.

Securities transactions and investment income – Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis from settlement date. Distributions received on securities that represent a return of capital or capital gain are reclassed as a reduction of cost of investments and/or as a realized gain. The actual character of income, realized gain and return of capital distributions received from Real Estate Investment Trusts (“REITs”) is not known until after the end of the fiscal year, at which time such distribution estimates are appropriately adjusted.

Asset-backed and mortgage securities – The Wilshire Income Opportunities Fund may invest in mortgage and asset-backed securities which represent shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off before they mature, particularly during periods of declining interest rates. In that case, a sub-adviser may have to reinvest the proceeds from the securities at a lower interest rate. This could lower the Portfolio’s return and result in losses to the Portfolio if some securities were acquired at a premium. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk. The Portfolio may also invest in collateralized mortgage obligations (“CMOs”). In a CMO, a series of bonds or certificates is issued in multiple classes, which have varying levels of risks.

Foreign currency transactions – The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:

●	market value of investment securities, other assets and other liabilities at the daily rates of exchange and

●	purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2016 (Unaudited)

Net realized and unrealized gain (loss) from foreign currency related transactions includes gains and losses between trade and settlement dates on securities transactions, gains and losses arising from the sales of foreign currency and gains and losses between the ex-dividend and payment dates on dividends, interest and foreign withholding taxes. The effect of changes in foreign exchange rates on realized and unrealized gains or losses is reflected as a component of such gains or losses.

Forward Foreign Currency Contracts – The Wilshire Income Opportunities Fund may enter into forward foreign currency contracts as hedges against either specific transactions, Portfolio positions or anticipated Portfolio positions. The Portfolio may also engage in currency transactions to enhance the Portfolio’s returns. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Portfolio realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Portfolio could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to the Portfolio’s Schedule of Investments for details regarding open forward foreign currency contracts as of June 30, 2016.

For the six months ended June 30, 2016, the average volume of activity of forward foreign currency contracts was as follows:

Average Monthly Notional Amount Purchased	$ 301,599
Average Monthly Notional Amount Sold	372,515

Over-the-Counter (“OTC”) Derivative Contracts – To reduce counterparty risk with respect to OTC transactions, the Wilshire Income Opportunities Fund has entered into master netting arrangements, established within the International Swap Dealers Association, Inc. (“ISDA”) master agreements, which allow the Portfolio to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions for each individual counterparty. In addition, the Portfolio may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Portfolio. For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement or other similar agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Portfolio or the counterparty.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2016 (Unaudited)

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Portfolio, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Portfolio, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty nonperformance.

The following table presents, by derivative type, the Portfolio’s OTC financial derivative instruments net of the related collateral (received)/pledged by counterparty at June 30, 2016:

Counterparty	Financial Derivative Assets	Financial Derivative Liabilities	Derivatives Available for Offset	Collateral Pledged or (Received)*	Net Amount
Forward foreign currency contracts
Montgomery/Bank of America	$43,243	$—	$43,243	$—	$43,243
Reverse repurchase agreements
Bank of America	—	(8,481,384)	(8,481,384)	8,481,384	—
Barclays	—	(4,764,625)	(4,764,625)	4,764,625	—
BNP Paribas	—	(3,351,000)	(3,351,000)	3,351,000	—
Credit Suisse First Boston	—	(696,900)	(696,900)	696,900	—
Total	$43,243	$(17,293,909)	$(17,250,666)	$17,293,909	$43,243

*	Collateral pledged is limited to the net outstanding amount from an individual counterparty. The actual collateral amount pledged may exceed the amount and may fluctuate in value.

Expense policy – Distribution and Service fees directly attributable to a class of shares are charged to that class’ operations. Expenses of the Portfolios other than Distribution and Service fees are prorated among the classes to which the expense relates based on the relative net assets of each class of shares. Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses not directly attributable to a Portfolio are allocated proportionately among all Portfolios daily in relation to the net assets of each Portfolio or another reasonable basis. Expenses which are attributable to the Company and the Wilshire Variable Insurance Trust are allocated across the Company and the Wilshire Variable Insurance Trust based upon relative net assets or another reasonable basis. Expenses and fees, including the advisory fees, are accrued daily and taken into account for the purpose of determining the net asset value of each Portfolio’s shares.

Investments in REITs – With respect to the Portfolios, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2016 (Unaudited)

Distributions to shareholders – Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are declared and paid annually. The Portfolios’ net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Directors in order to avoid the application of a 4% non-deductible Federal excise tax.

Master Limited Partnerships – The Portfolios may invest in master limited partnerships (“MLPs”). MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. MLPs that are formed as limited liability companies generally have two analogous classes of owners, the managing member and the members. For purposes of this section, references to general partners also apply to managing members and references to limited partners also apply to members. The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an equity interest of as much as 2% in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the MLP through ownership of common units and have a limited role in the MLP’s operations and management.

Redemption fees – The Wilshire International Equity Fund charges a redemption fee of 1% on redemption of capital shares held for sixty days or less, subject to certain exceptions. For the year ended December 31, 2015, the Wilshire International Equity Fund charged $561 in redemption fees. For the six months ended June 30, 2016, the Wilshire International Equity Fund charged $932 in redemption fees.

3. Investment Advisory Fee and Other Transactions.

Pursuant to the Advisory Agreement (the “Agreement”) between the Company and the Adviser, Wilshire charges annual fees of 0.75% of average daily net assets for the first $1 billion and 0.65% thereafter for the Large Company Growth Portfolio and Large Company Value Portfolio, 0.85% of average daily net assets for the first $1 billion and 0.75% thereafter for the Small Company Growth Portfolio and Small Company Value Portfolio, 0.10% of the average daily net assets for the first $1 billion and 0.07% thereafter for the Wilshire 5000 IndexSM Fund, 1.00% of the average daily net assets for the first $1 billion and 0.90% thereafter for the Wilshire International Equity Fund and 0.60% of average daily net assets for the Wilshire Income Opportunities Fund.

Wilshire has entered into contractual expense limitation agreements with the Small Company Growth Portfolio, the Small Company Value Portfolio and the Wilshire International Equity Fund to waive a portion of its management fees or reimburse expenses to limit expenses of such Portfolios (excluding taxes, brokerage expenses, dividend expenses on short securities, and extraordinary expenses) to 1.50% and 1.25% of average daily net assets for Investment Class Shares and Institutional Class Shares, respectively. These agreements to limit expenses continue through at

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2016 (Unaudited)

least April 30, 2017. Wilshire may recoup the amount of any management fee waived or expenses reimbursed within three years after the year in which Wilshire waived fees or reimbursed the expenses if the recoupment does not exceed the expense limitation that was in place at the time of the waiver/expense reimbursement. At June 30, 2016, the amounts of waivers/reimbursements subject to recoupment for Small Company Growth Portfolio were $13,969 expiring in 2019, $48,753 expiring in 2018 and $16,159 expiring in 2017. At June 30, 2016, the amounts of waivers/reimbursements subject to recoupment for Small Company Value Portfolio were $11,106 expiring in 2019, $52,909 expiring in 2018 and $17,655 expiring in 2017. At June 30, 2016, the amounts of waivers/reimbursements subject to recoupment for Wilshire International Equity Fund were $81,678 expiring in 2018, $78,351 expiring in 2017 and $152,161, expiring in 2016.

Wilshire has entered into a contractual expense limitation agreements with the Wilshire Income Opportunities Fund to waive a portion of its management fee or reimburse expenses to limit expenses of the Portfolio (excluding taxes, brokerage expenses, dividend expenses on short securities and extraordinary expenses) to 1.15% and 0.90% of average daily net assets for Investment Class Shares and Institutional Class Shares, respectively. This agreement to limit expenses continue through at least April 30, 2017.

For the six months ended June 30, 2016, Wilshire waived advisory fees or reimbursed expenses as follows:

Portfolio	Fees Waived/ Reimbursed	Fees Recouped
Small Company Growth Portfolio	$13,969	N/	A
Small Company Value Portfolio	11,106	N/	A

The Board of Directors of the Company has approved Los Angeles Capital Management and Equity Research, Inc. (“L.A. Capital”), Victory Capital Management Inc. (“Victory”), Pzena Investment Management, LLC (“Pzena”), Barrow, Hanley, Mewhinney and Strauss, LLC (“BHMS”), Ranger Investment Management, LLC (“Ranger”), NWQ Investment Management Company, LP (“NWQ”), Cambiar Investors, LLC (“Cambiar”), Loomis, Sayles & Company, L.P. (“Loomis Sayles”), DoubleLine® Capital LP (“DoubleLine”), Guggenheim Partners Investment Management, LLC (“Guggenheim”) and WCM Investment Management (“WCM”) (collectively the “Sub-Advisers”) to provide sub-advisory services with respect to the Portfolios. L.A. Capital, Loomis Sayles and Victory each manage a portion of the Large Company Growth Portfolio. L.A. Capital, Pzena and BHMS each manage a portion of the Large Company Value Portfolio. L.A. Capital and Ranger each manage a portion of the Small Company Growth Portfolio. L.A. Capital and NWQ each manage a portion of the Small Company Value Portfolio. L.A. Capital is the sole sub-adviser for the Wilshire 5000 IndexSM Fund. L.A. Capital, Cambiar and WCM each manage a portion of the Wilshire International Equity Fund. DoubleLine® and Guggenheim each manage a portion of the Wilshire Income Opportunities Fund.

The Sub-Advisers are subject to Wilshire oversight. The fees of the Sub-Advisers are paid by Wilshire.

SEI Investments Global Funds Services (“SEI”) serves as the Company’s administrator and accounting agent pursuant to an administration agreement dated May 31, 2008, as amended. DST Systems, Inc. serves as the Company’s transfer agent and dividend disbursing agent. The Northern Trust Company (“NTC”) serves as the Company’s custodian for all Portfolios. SEI Investments Distribution Co. serves as the Company’s distributor.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2016 (Unaudited)

Officers’ and Directors’ Expenses – Certain officers of the Company are affiliated with and receive remuneration from the Adviser. The Company does not pay any remuneration to its officers. The Company and the Wilshire Variable Insurance Trust together pay each independent director an annual retainer of $18,000, an annual additional Board chair retainer of $12,000, a Board in-person meeting fee of $2,000, a Board telephonic meeting fee of $1,000, an annual Committee Member retainer of $8,000 and a Committee telephonic meeting fee of $500.

4. Distribution Plan, Shareholder Services Plan and Fees Paid Indirectly.

The Directors of the Company have adopted shareholder services and/or distribution plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act, with respect to the Investment Class Shares of each Portfolio and the Qualified Class Shares of the Wilshire 5000 IndexSM Fund. Under the Plans, each such Portfolio reimburses SEI Investments Distribution Co. (the “Distributor”), at an annual rate of up to 0.25% of the value of the average daily net assets attributable to the Investment Class Shares and Qualified Class Shares of each Portfolio for certain services provided by securities dealers or other financial intermediaries or for certain distribution expenses for the purpose of financing any activity intended to result in the sale of Investment Class Shares or Qualified Class Shares. For the period ended June 30, 2016, the distribution and service fee expenses incurred for the Investment Class of the Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire 5000 IndexSM Fund, Wilshire International Equity Fund and Wilshire Income Opportunities Fund was 0.12% of the respective average net assets of each Portfolio.

For the six months ended June 30, 2016, there were no distribution and service fee expenses incurred for Qualified Class Shares of the Wilshire 5000 IndexSM Fund.

The Directors of the Company have adopted a shareholder services and distribution plan pursuant to Rule 12b-1 with respect to the Horace Mann Class Shares of the Wilshire 5000 IndexSM Fund. Under such Plan, the Company reimburses the Distributor for its shareholder service and distribution payments at an annual rate of up to 0.35% of the value of the average daily net assets of the Wilshire 5000 IndexSM Fund attributable to the Horace Mann Class Shares. For the six months ended June 30, 2016, the shareholder services and distribution fees for the Horace Mann Class Shares were 0.17% of average net assets.

In addition, Investment Class Shares and Institutional Class Shares pay the expenses associated with certain shareholder servicing arrangements with third parties, provided that payment of such fees does not exceed in any year 0.20% and 0.15% for the Investment and Institutional Class Shares, respectively, of the average net assets of each class. For the six months ended June 30, 2016, the net shareholder service provider fees were as follows (as a percent of average net assets of each class):

Portfolio	Investment Class	Institutional Class
Large Company Growth Portfolio	0.08%	0.02%
Large Company Value Portfolio	0.02%	0.01%
Small Company Growth Portfolio	0.09%	0.01%
Small Company Value Portfolio	0.09%	0.01%
Wilshire 5000 IndexSM Fund	0.06%	0.00%
Wilshire International Equity Fund	0.15%	0.00%
Wilshire Income Opportunities Fund	0.02%	0.02%

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2016 (Unaudited)

The Directors of the Company have adopted a shareholder services plan with respect to the Qualified Class Shares of the Wilshire 5000 IndexSM Fund which authorizes payments by the Qualified Class Shares of up to 0.15% of the average daily net assets attributable to the Portfolio’s Qualified Class Shares for certain shareholder services provided by insurers or other financial intermediaries. For the six months ended June 30, 2016, there were no shareholder service provider fees for the Qualified Class Shares.

Fees paid indirectly – The Company has entered into a brokerage commission recapture program with the Distributor, pursuant to which a portion of the Portfolios’ commissions generated from transactions directed to the Distributor are used to reduce the Portfolios’ expenses. Under such program, the Distributor, as introducing broker, retains a portion of the Portfolios’ commissions.

Such commissions rebated to the Portfolios for the six months ended June 30, 2016 were as follows:

Large Company Growth Portfolio	$6,299
Large Company Value Portfolio	10,502
Small Company Growth Portfolio	475
Small Company Value Portfolio	3,471
Wilshire 5000 IndexSM Fund	203
Wilshire International Equity Fund	—
Wilshire Income Opportunities Fund	—

For the six months ended June 30, 2016, the Distributor retained the following commissions:

Large Company Growth Portfolio	$2,279
Large Company Value Portfolio	4,978
Small Company Growth Portfolio	228
Small Company Value Portfolio	9,108
Wilshire 5000 IndexSM Fund	131
Wilshire International Equity Fund	—
Wilshire Income Opportunities Fund	—

5. Securities Transactions.

For the six months ended June 30, 2016, aggregate cost of purchases and proceeds from sales of securities, other than affiliated investments, short-term investments, short sales and purchases to cover and U.S. Government securities, were as follows:

Portfolio	Purchases	Sales
Large Company Growth Portfolio	$132,627,174	$95,018,152
Large Company Value Portfolio	307,499,790	216,342,293
Small Company Growth Portfolio	25,153,213	17,706,598
Small Company Value Portfolio	25,533,876	15,136,300
Wilshire 5000 IndexSM Fund	1,743,834	17,308,324
Wilshire International Equity Fund	198,131,597	68,073,564
Wilshire Income Opportunities Fund	250,302,664	9,312,674

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2016 (Unaudited)

Purchases and sales of U.S. Government securities during the six months ended June 30, 2016 were:

Fund	Purchases	Proceeds from Sales
Wilshire Income Opportunities Fund	$100,536,986	$36,082,205

Purchases and sales of affiliated investments during the six months ended June 30, 2016, and value as of June 30, 2016 were:

Fund	Value as of March 30, 2016	Purchases	Proceeds from Sales	Realized Gain	Change in Unrealized Appreciation (Depreciation)	Value as of June 30, 2016	Income Distributions
Wilshire Income Opportunities Fund
Guggenheim Strategy Fund I	$—	$13,791,096	$(9,200,000)	$15,724	$7,444	$4,614,264	$26,245

6. Securities Lending.

The Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire 5000 IndexSM Fund, Wilshire International Equity Fund and the Wilshire Income Opportunities Fund may seek additional income by lending their securities on a short-term basis to banks, brokers and dealers in return for cash collateral, which is invested in short-term securities. A Portfolio may return a portion of the interest earned to the borrower or a third party which is unaffiliated with the Company and acting as a “placing broker.” A Portfolio receives compensation for lending securities in the form of fees. A Portfolio also continues to receive dividends on the securities loaned. Security loans are secured at all times by collateral. It is the Company’s policy that the collateral be equal to at least 102% of the market value of the securities loaned (105% if the collateral and securities loaned are denominated in different currencies) plus accrued interest when the transaction is entered into, and that the collateral supporting loans be valued daily. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Portfolio. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Portfolio. Lending securities entails a risk of loss to the Portfolio if and to the extent that the market value of securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. NTC, the Portfolios’ custodian, acts as the securities lending agent for the Portfolios. The value of the securities on loan and the value of the related collateral at June 30, 2016 are shown on the Statement of Assets and Liabilities. The Northern Trust Institutional Liquid Asset Portfolio was purchased with proceeds from collateral received from securities on loan. At June 30, 2016, $58,285,375, $18,048,948, $19,845,425, $28,897,925 and $52,038,555 of this cash equivalent represents the collateral received, net of any fees retained by the securities lending agent for securities on loan in the Large Company Growth Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire 5000 IndexSM Fund, and the

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2016 (Unaudited)

Wilshire International Equity Fund, respectively. Securities on loan are also collateralized by various U.S. Treasury obligations. At June 30, 2016, $1,960,847, $39,400, $322,288, $787,024 and $4,518,602 represent the collateral received for securities on loan in the Large Company Growth Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire 5000 IndexSM Fund and the Wilshire International Equity Fund, respectively. The Large Company Value Portfolio and Income Opportunities Fund did not utilize securities lending at June 30, 2016.

7. Significant Shareholder Activity.

On June 30, 2016, the Portfolios had the following concentrations of shareholders holding 10% or more of the outstanding shares of the Portfolios. These represent omnibus shareholder accounts comprised of many individual shareholders.

Portfolio
Large Company Growth Portfolio (4 omnibus shareholders)	69%
Large Company Value Portfolio (4 omnibus shareholder)	79%
Small Company Growth Portfolio (4 omnibus shareholders)	71%
Small Company Value Portfolio (4 omnibus shareholders)	72%
Wilshire 5000 IndexSM Fund (3 omnibus shareholders)	60%
Wilshire International Equity Fund (2 omnibus shareholders)	69%
Wilshire Income Opportunities Fund (3 omnibus shareholders)	78%

8. Tax Information.

No provision for federal income taxes is required because each Portfolio has qualified and intends to continue to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and distributes to shareholders all of its taxable income and gains. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

The Portfolios evaluate tax positions taken or expected to be taken in the course of preparing the Portfolios’ tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolios did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2016 (Unaudited)

The federal tax cost, unrealized appreciation and depreciation at June 30, 2016 for each Portfolio are as follows:

Portfolio	Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Large Company Growth Portfolio	$274,324,563	$62,122,582	$(2,102,837)	$60,019,745
Large Company Value Portfolio	191,798,860	17,109,806	(4,428,117)	12,681,689
Small Company Growth Portfolio	49,613,216	7,598,608	(945,892)	6,652,716
Small Company Value Portfolio	56,333,817	6,136,483	(1,933,707)	4,202,776
Wilshire 5000 IndexSM Fund	116,769,881	125,654,837	(4,281,297)	121,373,540
Wilshire International Equity Fund	362,075,203	24,392,246	(13,486,300)	10,905,946
Wilshire Income Opportunities Fund	364,737,314	5,581,070	(5,126,001)	455,069

The differences between book and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses on wash sales, investment in passive foreign investment companies, investments in Master Limited Partnerships and investment in Grantor Trusts.

Under the Regulated Investment Company Modernization Act of 2010 (“RIC Modernization”), the Portfolios are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The Portfolios intend to retain realized gains to the extent of available capital loss carryforwards. At December 31, 2015, the following Portfolios had available for federal income tax purposes unused capital losses as follows:

	Expiring December 31
Portfolio	2017	2018
Wilshire 5000 IndexSM Fund	$21,728,203	$2,464

Losses carried forward under these new provisions are as follows:

Portfolio	Short-Term Loss	Long-Term Loss	Total
Wilshire International Equity Fund	$15,338,079	$1,414,850	$16,752,929

During the year ended December 31, 2015, the Wilshire 5000 IndexSM Fund utilized capital loss carryforwards of $12,161,775, to offset capital gains.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2016 (Unaudited)

The tax character of distributions declared during the years ended December 31, 2015 and 2014 were as follows:

Portfolio	2015 Ordinary Income	2015 Capital Gains	2015 Return of Capital	2014 Ordinary Income	2014 Capital Gains	2014 Return of Capital
Large Company Growth Portfolio	$73,052	$23,416,653	$—	$10,600,458	$21,571,407	$—
Large Company Value Portfolio	1,572,836	6,386,245	—	6,224,189	7,351,245	—
Small Company Growth Portfolio	—	1,487,042	—	747,668	1,635,144	—
Small Company Value Portfolio	456,140	1,181,754	—	538,712	2,805,892	—
Wilshire 5000 IndexSM Fund	3,154,520	—	—	3,450,744	—	—
Wilshire International Equity Fund	1,756,414	—	—	1,062,512	—	3,771

The Wilshire Income Opportunities Fund had not commenced operations at December 31, 2015.

At December 31, 2015, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Large Company Growth Portfolio	Large Company Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio	Wilshire 5000 IndexSM Fund	Wilshire International Equity Fund
Undistributed ordinary income	$—	$—	$—	$34,826	$559,575	$91,938
Undistributed long-term capital gain	1,257,103	1,334,528	26,034	807,953	—	—
Capital loss carryforwards	—	—	—	—	(21,730,667)	(16,752,929)
Post October losses	—	—	—	—	—	(399,186)
Unrealized appreciation (depreciation)	60,016,824	10,563,267	4,786,210	2,577,015	117,853,098	(299,313)
Other temporary differences	(5)	(10)	(2)	(2)	19	(7)
Total distributable earnings/ (accumulated losses)	$61,273,922	$11,897,785	$4,812,242	$3,419,792	$96,682,025	$(17,359,497)

The Wilshire Income Opportunities Fund had not commenced operations at December 31, 2015.

9. In-Kind Transfers.

During the six months ended June 30, 2016, the Portfolios issued shares of common stock through an affiliated in-kind transfer of investment securities and cash. The securities were transferred at their current value on the date of the transaction.

Receiving Portfolio	Contributing Portfolio	Date of Transfer	Value of Investment Securities	Cash	Total Assets	Shares Issued
Wilshire Income Opportunities Fund	Wilshire Variable Insurance Trust Global Allocation Fund	3/30/2016	$156,418,546	$(13,659,576)	$142,758,970	14,275,907

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2016 (Unaudited)

10. Indemnifications.

In the normal course of business, the Company, on behalf of the Portfolios, enters into contracts that provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is dependent on claims that may be made against the Portfolios in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

11. Risks.

Asset-Backed Securities Risk – Investors in asset-backed securities, including mortgage-backed securities and structured finance investments, generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans or other future expected receivables of assets or cash flows. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making them subject to liquidity risk.

Collateralized debt obligation (“CDO”) risk – A CDO is an asset-backed security whose underlying collateral is typically a portfolio of bonds, bank loans, other structured finance securities and/or synthetic instruments. Where the underlying collateral is a portfolio of bonds, a CDO is referred to as a collateralized bond obligation (“CBO”). Where the underlying collateral is a portfolio of bank loans, a CDO is referred to as a collateralized loan obligation (“CLO”). Investors in CDOs bear the credit risk of the underlying collateral. Multiple tranches of securities are issued by the CDO, offering investors various maturity and credit risk characteristics. Tranches are categorized as senior, mezzanine, and subordinated/equity, according to their degree of risk. If there are defaults or the CDO’s collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. CDOs are subject to the same risk of prepayment described with respect to certain mortgage-related and asset-backed securities, and are subject to credit risk, interest rate risk and default risk. The market value of CDOs may be affected by changes in the market’s perception of the creditworthiness of the servicing agent for the pool or the originator.

Forward contracts risk – There may be imperfect correlation between the price of a forward contract and the underlying security, index or currency which will increase the volatility of the Wilshire Income Opportunities Fund. The Portfolio bears the risk of loss of the amount expected to be received under a forward contract in the event of the default or bankruptcy of a counterparty. If such a default occurs, the Portfolio will have contractual remedies pursuant to the forward contract, but such remedies may be subject to bankruptcy and insolvency laws which could affect the Portfolio’s rights as a creditor. Forward currency transactions include risks associated with fluctuations in foreign currency.

Interest rate risk – For debt securities, interest rate risk is the possibility that the market price will fall because of changing interest rates. In general, debt securities’ market prices rise or fall inversely to changes in interest rates. If interest rates rise, bond market prices generally fall; if interest rates fall, bond market prices generally rise. In addition, for a given change in interest rates, the market price of longer-maturity bonds fluctuates more (gaining

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2016 (Unaudited)

or losing more in value) than shorter- maturity bonds. There may be less governmental intervention in influencing interest rates in the near future. If so, it could cause an increase in interest rates, which would have a negative impact on the market prices of fixed income securities and could negatively affect a Portfolio’s NAV.

Credit risk – A Portfolio’s debt instruments are subject to credit risk, which is the risk that an issuer will be unable, or will be perceived to be unable, to repay its obligations at maturity. Funds that invest primarily in high quality securities generally are subject to less credit risk than funds that invest in lower quality securities. Certain securities are backed by credit enhancements from various financial institutions and financial guarantee assurance agencies. These credit enhancements reinforce the credit quality of the individual securities; however, if any of the financial institutions or financial guarantee assurance agencies’ credit quality should deteriorate, it could cause the individual security’s credit quality to change. Additionally, if a Portfolio concentrates its credit enhancements in any one financial institution, the risk of credit quality deterioration increases. The value of asset-backed securities may be affected by the credit risk of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition to credit risk, asset-backed securities and other securities with early redemption features are subject to pre-payment risk. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate or an issuer may retire an outstanding bond early to reduce interest costs. A Portfolio’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time.

Counterparty credit risk – Counterparty credit risk is the risk that a counterparty to a financial instrument will fail on a commitment that it has entered into with a Portfolio. A Portfolio’s sub-adviser seeks to minimize counterparty credit risk by monitoring the creditworthiness of each counterparty on an ongoing basis.

Foreign security risk – The Wilshire International Equity Fund and Wilshire Income Opportunities Fund invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. The market values of the Portfolios’ investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Also, the ability of the issuers of debt securities held by the Portfolios to meet their obligations may be affected by economic and political developments in a specific country, industry or region.

Investments in Loans Risk – Investments in loans involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

A more complete description of risks is included in each Portfolio’s prospectus and SAI.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2016 (Unaudited)

12. Contingencies.

The Wilshire 5000 IndexSM Fund was named as a defendant and a putative member of a proposed defendant class of shareholders in a lawsuit filed on December 7, 2010, in the U.S. Bankruptcy Court for the District of Delaware and on March 6, 2012, in the District Court for the Southern District of New York, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding. The 2010 lawsuit was brought by the official Committee of Unsecured Creditors of the Tribune Company and the 2012 lawsuit was brought by Deutsche Bank, as trustee for senior noteholders of Tribune Company. Both lawsuits relate to a leveraged buyout transaction by which Tribune Company converted to a privately-held company in 2007 less than a year prior to Tribune Company’s bankruptcy filing. The putative defendant class is comprised of beneficial owners of shares of Tribune Company who meet certain jurisdictional requirements and received proceeds of the leveraged buyout. The plaintiffs seek to recover those proceeds, together with interest and attorneys’ fees and expenses, as fraudulent transfers under the Bankruptcy Act or various state laws, respectively. On September 2013, the District Court dismissed the 2012 lawsuit and in March 2016 the Second Circuit Court of Appeals affirmed this decision. The 2010 lawsuit continues in the District Court. The Adviser does not expect the Portfolio to be materially impacted by the lawsuits.

13. Subsequent Event Evaluation.

The Portfolios have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

Wilshire Mutual Funds, Inc. Additional Fund Information (Unaudited)

Information on Proxy Voting

The Securities and Exchange Commission (“SEC”) has adopted the requirement that all funds file their complete proxy voting records with the SEC on an annual basis on Form N-PX. Such filing, for the 12-month period ended June 30, must be made no later than August 31 of each year.

A description of policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities, along with each Portfolio’s proxy voting record relating to portfolio securities held during most recent 12-month period ended June 30 is available at no charge, upon request by calling 1-888-200-6796, by e-mailing us at http://advisor.wilshire.com or on the SEC’s website at http://www.sec.gov.

Information on Form N-Q

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of period. The Company’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Householding Policy

In order to reduce printing and mailing expenses, only one copy of each prospectus, annual and semi-annual report will be sent to all related accounts at a common address, unless you have indicated otherwise on your Account Application. Shareholders may revoke their consent to householding at any time by calling 1-888-200-6796. Upon receipt of a shareholder’s revocation, the Company will begin mailing individual copies of the above-referenced documents to the shareholder’s attention within 30 days.

Wilshire Mutual Funds, Inc. Board Approval of Advisory and Subadvisory Agreements (Unaudited)

During the six months ended June 30, 2016, the Board of Directors (the “Board”) of Wilshire Mutual Funds, Inc. (the “Company”) approved the Company’s advisory agreement (the “Advisory Agreement”) with Wilshire Associates Incorporated (“Wilshire” or the “Adviser”) on behalf of the Wilshire Income Opportunities Fund (the “Income Fund”) and the subadvisory agreements between Wilshire and each of DoubleLine Capital LP (“DoubleLine”) and Guggenheim Partners Investment Management, LLC (“Guggenheim”) with respect to the Income Fund. The Board also approved a new subadvisory agreement between Wilshire and Barrow, Hanley, Mewhinney & Strauss LLC (“BHMS”) with respect to the Large Company Value Portfolio (the “Large Value Fund”). In the following text, DoubleLine, Guggenheim and BHMS are each referred to as a “Subadviser” and collectively as “Subadvisers,” the subadvisory agreements between Wilshire and each Subadviser are referred to as “Subadvisory Agreements” and the Income Fund and Large Value Fund are each referred to as a “Fund” and collectively as “Funds.”

The information in this summary outlines the Board’s considerations associated with its approval of the Advisory Agreement and the Subadvisory Agreements In connection with its deliberations regarding the approval of these relationships, the Board considered such information and factors as it believed to be relevant. As described below, the Board considered the nature, extent and quality of the services to be performed by Wilshire and the Subadvisers under the advisory arrangements; with respect to Wilshire, comparative fees and expense ratios; the profits to be realized by Wilshire and the Subadvisers; the extent to which Wilshire and the Subadvisers realize economies of scale; and whether any fall-out benefits would be realized by Wilshire and the Subadvisers. In considering these matters, the Board was advised with respect to relevant legal standards by independent legal counsel. In addition, the Directors who are not “interested persons” of the Company as defined in the Investment Company Act of 1940 (the “Independent Directors”) discussed the approval of the Advisory Agreement with management and in private sessions with independent legal counsel at which no representatives of Wilshire were present and discussed the approval of the Subadvisory Agreements with management and in private sessions with counsel at which no representatives of the Subadvisers were present.

As required by the Investment Company Act of 1940, each approval was confirmed by a vote of the Independent Directors. In deciding to approve the Advisory Agreement and the Subadvisory Agreements, the Board did not identify any single factor as controlling and this summary does not describe all of the matters considered. However, the Board concluded that each of the various factors referred to below favored such approval.

Information Requested and Received

The Board, including all the Independent Directors, considered approval of the Advisory and Subadvisory Agreements with respect to the Income Fund pursuant to a process that concluded at the Board’s February 22-23, 2016 meeting. The Board considered the approval of the Subadvisory Agreement with respect to the Large Value Fund at the Board’s May 16-17, 2016 meeting. The Adviser sent memoranda to the Subadvisers requesting information regarding the Subadvisory Agreements and the Adviser provided information regarding the Advisory and Subadvisory Agreements, as applicable, in advance of meetings of the Independent Directors held prior to the Board meetings on February 22-23, 2016 and May 16-17, 2016, respectively.

With respect to the Income Fund, the Directors noted that, at the Board’s November 17-18, 2015 meeting, the Board considered the annual renewal of the Advisory Agreement with respect to the other series of the Company and took the information provided by Wilshire in connection therewith into consideration with respect to its review of the Advisory Agreement with respect to the Income Fund.

With respect to the Income Fund, the Directors reviewed information from the Adviser describing: (i) the nature, extent and quality of services to be provided; (ii) the costs of services to be provided and estimated profits to be realized by the Adviser; (iii) the extent to which economies of scale may be realized; (iv) any economies of scale that may be realized by the Adviser and any sharing of such for the benefit of Fund shareholders; (v) comparisons of services rendered and

Wilshire Mutual Funds, Inc. Board Approval of Advisory and Subadvisory Agreements (Unaudited) - (continued)

amounts paid by other registered investment companies as provided by Wilshire based upon data gathered from the Morningstar Direct database (“Morningstar”), and (vi) benefits to be realized by the Adviser from its relationship with the Fund.

The Directors received information from the Adviser regarding the factors underlying its recommendations to approve the Subadvisory Agreements. The Directors also received information from each Subadviser as to the Fund it would manage describing: (i) the nature, extent and quality of services to be provided; (ii) the financial condition of the Subadviser; (iii) the extent to which economies of scale may be realized as the Fund grows; (iv) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders; (v) comparisons of services rendered and amounts paid by other registered investment companies and any comparable advisory clients; and (vi) benefits to be realized by the Subadviser from its relationship with the Fund. The Independent Directors also received a memorandum from independent legal counsel describing their duties in connection with contract approvals, and they were assisted in their review by such counsel.

As a part of its evaluations, the Board considered the assessment of performance made by the Investment Committee (which is comprised solely of Independent Directors), which met on February 22, 2016 and May 16, 2016, respectively, to review data on DoubleLine’s and Guggenheim’s performance for managing other fixed income investments products and on BHMS’ performance for managing investment products similar to the Large Value Fund. Based upon its evaluation of all materials provided, the Board concluded that it was in the best interests of the Income Fund to approve the Advisory Agreement and each Subadvisory Agreement and that it was in the best interests of the Large Value Fund to approve the Subadvisory Agreement.

Nature, Extent and Quality of Services – Wilshire (Income Fund)

With respect to the nature, extent and quality of services to be provided by the Adviser, the Board reviewed the functions currently performed by the Adviser with respect to the other series of the Company, noting that the Adviser would engage and oversee subadvisers to manage the assets of the Fund. The Board considered the experience and skills of the senior management leading Company operations, the experience and skills of the personnel performing the functions under the Advisory Agreement and the resources made available to such personnel. The Board determined that the current personnel had the requisite skill sets. The Board also considered the compliance program established by the Adviser and the level of compliance maintained for the Company, noting that no issues had been reported to the Board. The Board reviewed the processes used by the Adviser to select, monitor and replace subadvisers. The Board concluded that the Adviser was successful in negotiating favorable subadvisory agreements on behalf of the Fund and that the Adviser had a robust system in place for selecting, monitoring and terminating subadvisers, which system appeared to be reasonable. The Board also reviewed the Adviser’s financial condition, and considered the financial support to be provided by the Adviser to the Fund pursuant to an expense limitation agreement. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Adviser to the Fund support approval of the contract.

Advisory Fees (Income Fund)

The Board reviewed the Fund’s proposed advisory fee and estimated total expense ratio and reviewed information comparing them to those of a peer group of funds. The Board concluded the proposed advisory fee was in a competitive range with a subset of the Fund’s expected peer group as selected by the Adviser. As to estimated total expenses, the Board noted that total expenses will be influenced by the small size of the complex. The Board also noted that the Adviser has agreed to waive advisory fees and reimburse expenses for the Fund pursuant to an expense limitation agreement. The Board noted that the Adviser does not advise other registered investment companies that are similar to the Fund. The Board concluded that the advisory fee for the Fund was reasonable.

Wilshire Mutual Funds, Inc. Board Approval of Advisory and Subadvisory Agreements (Unaudited) - (continued)

Profitability to Wilshire and Economies of Scale (Income Fund)

With respect to the profitability of the Advisory Agreement, the Board noted the start-up status of the Fund. In addition, the Board considered the extent to which economies of scale may be realized and whether fee levels reasonably reflect economies of scale for the benefit of shareholders. The Board reviewed the Fund’s expected asset size, the Fund’s estimated expense ratio, the expense limitation agreement and whether the investment process would produce economies of scale. The Board concluded that the Fund’s advisory fee reasonably reflects any economies of scale.

Fall-Out Benefits – Wilshire (Income Fund)

The Board considered other benefits expected to be derived by the Adviser from its relationship with the Fund. The Board determined that the advisory fee was reasonable in light of any expected fall-out benefits.

Nature, Extent and Quality of Services – Subadvisers

As to each Subadvisory Agreement, the Board considered the nature, extent and quality of services to be provided. The Board considered the reputation, qualifications and background of each Subadviser, investment approach of the Subadviser, the experience and skills of investment personnel to be responsible for the day-to-day portfolio management of the Fund, and the resources made available to such personnel. In addition, the Board considered the analysis provided by the Adviser, which concluded that each Subadviser would provide reasonable services, and that the Adviser recommended that each Subadvisory Agreement be approved.

The Board noted that DoubleLine does not currently manage investment products using the same investment strategy that will be used for the Income Fund and that Guggenheim does not currently manage investment products with the same allocations to certain securities as are expected for the Income Fund.

The Board reviewed information comparing BHMS’ gross investment performance for managing investment products similar to the Large Value Fund to the Russell 1000 Value Index. The Board noted that BHMS outperformed the Russell 1000 Value Index for the one-, three-, five- and seven-year periods ended March 31, 2016.

Subadvisory Fees

The Board considered the proposed subadvisory fees. The Board evaluated the competitiveness of the subadvisory fees based upon data supplied by each Subadviser about the fees charged to its other clients with comparable investment policies and services. The Board noted that DoubleLine reported that it believes that the proposed fee to be charged the Adviser is in line with the fees charged to its other subadvised clients. The Board noted that Guggenheim reported that it charged higher fees to the Adviser for the Income Fund than were charged to certain of Guggenheim’s other clients, however, Guggenheim explained that higher potential allocations to certain types of more complex securities for the Income Fund justified the higher fee. BHMS represented that it charges all clients with comparable investment policies and services according to a standard fee schedule, but that it has negotiated fees with clients based on their use of multiple investment strategies. The Board also considered that the subadvisory fee rates were negotiated at arm’s length between the Adviser and each Subadviser, that the Adviser compensates the Subadviser from its fees, and that the aggregate advisory fee had been deemed reasonable by the Board.

Based upon all of the above, the Board determined that the subadvisory fees were reasonable.

Wilshire Mutual Funds, Inc. Board Approval of Advisory and Subadvisory Agreements (Unaudited) - (continued)

Profitability to the Subadvisers

The Board noted that the Adviser will compensate each Subadviser from its own advisory fees and that the fees were negotiated at arm’s length between the Adviser and each Subadviser. In addition, the Board noted that the revenues to the Subadvisers would be limited due to the start-up status of the Income Fund and the size of the Large Value Fund, as applicable. The Board took these factors into account in concluding that the subadvisory fees were reasonable.

Economies of Scale – Subadvisers

The Board considered whether there may be economies of scale with respect to the subadvisory services provided to each Fund and whether the subadvisory fees reflect such economies of scale through breakpoints in fees. The Board also considered whether the estimated effective subadvisory fee rate for each Fund under the Subadvisory Agreement is reasonable in relation to the expected asset size of such Fund. The Board concluded that each fee schedule reasonably reflects any economies of scale.

Fall-Out Benefits – Subadvisers

The Board also considered Guggenheim’s response that it did not anticipate material incidental benefits from managing the Income Fund and DoubleLine’s response that it anticipates certain indirect benefits from managing the Income Fund.

The Board also considered the character and amount of other incidental benefits to be received by BHMS. The Board considered BHMS’ soft dollar practices. The Board concluded that, taking into account the benefits arising from these practices, the fees charged under the Subadvisory Agreement with respect to the Large Value Fund were reasonable.

Conclusion

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement and the Subadvisory Agreements are fair and reasonable and that the approval of the Advisory Agreement and each Subadvisory Agreement is in the best interests of the Income Fund.

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Subadvisory Agreement are fair and reasonable and that the approval of the Subadvisory Agreement is in the best interests of the Large Value Fund.

Wilshire Mutual Funds

Wilshire Associates Incorporated

1299 Ocean Avenue

Santa Monica, CA 90401

1-888-200-6796

http://advisor.wilshire.com

WIL-SA-004-0400

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a)
The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio, the Wilshire 5000 IndexSM Fund, and the Wilshire International Equity Fund are listed below.

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Schedule of Investments	June 30, 2016 (unaudited)

Shares		Value

COMMON STOCK — 98.5%††
Consumer Discretionary — 17.0%
17,539	Amazon.com, Inc.†	$12,551,259
17,890	Aramark(a)	597,884
436	AutoZone, Inc.†(a)	346,114
7,700	Bed Bath & Beyond, Inc.(a)	332,794
30	Brunswick Corp.	1,359
413	Charter Communications, Inc., Class A†	94,428
4,000	Chipotle Mexican Grill, Inc., Class A†(a)	1,611,040
1,350	Choice Hotels International, Inc.(a)	64,287
14,230	Coach, Inc.(a)	579,730
15,606	Comcast Corp., Class A	1,017,355
1,391	Darden Restaurants, Inc.(a)	88,106
2,905	DISH Network Corp., Class A†	152,222
17,355	Gentex Corp.(a)	268,135
2,629	Genuine Parts Co.(a)	266,186
7,210	Home Depot, Inc. (The)	920,645
950	Leggett & Platt, Inc.	48,554
7,025	Liberty Interactive Corp., Class A†	178,224
4,333	Lowe's Cos., Inc.	343,044
3,620	Macy's, Inc.	121,668
737	Madison Square Garden Co.†	127,140
22,610	Mattel, Inc.	707,467
11,424	McDonald's Corp.	1,374,764
160	Mohawk Industries, Inc.†	30,362
2,705	Newell Brands, Inc.	131,382
45,350	NIKE, Inc., Class B	2,503,320
417	NVR, Inc.†	742,402
6,221	Omnicom Group, Inc.(a)	506,949
11,475	O'Reilly Automotive, Inc.†(a)	3,110,873
1,625	Priceline Group, Inc.†(a)	2,028,667
6,065	Ralph Lauren Corp., Class A(a)	543,545
6,863	Service Corp. International	185,576
4,000	ServiceMaster Global Holdings, Inc.†(a)	159,200
4,450	Six Flags Entertainment Corp.(a)	257,877
53,515	Starbucks Corp.	3,056,777
9,275	Starz†	277,508
6,770	TJX Cos., Inc.	522,847
31,875	Tractor Supply Co.	2,906,362
2,240	Tupperware Brands Corp.(a)	126,067
17,200	Ulta Salon Cosmetics & Fragrance, Inc.†(a)	4,190,608
6,374	Walt Disney Co. (The)	623,505
3,795	Wyndham Worldwide Corp.(a)	270,318
36,717	Yum! Brands, Inc.	3,044,574
		47,011,124
Consumer Staples — 13.9%
6,732	Altria Group, Inc.	464,239
3,278	Campbell Soup Co.	218,085
6,175	Church & Dwight Co., Inc.	635,346
7,700	Clorox Co. (The)	1,065,603
130,031	Coca-Cola Co. (The)	5,894,305
9,308	Coca-Cola European Partners PLC	332,202
9,175	Colgate-Palmolive Co.	671,610
524	ConAgra Foods, Inc.	25,052
18,600	Constellation Brands, Inc., Class A	3,076,440
15,355	Costco Wholesale Corp.(a)	2,411,349
254,834	Danone SA ADR(a)	3,610,998
1,395	Dr. Pepper Snapple Group, Inc.(a)	134,799
12,415	General Mills, Inc.	885,438
1,285	Hershey Co. (The)(a)	145,835
11,297	Kellogg Co.	922,400
6,330	Kimberly-Clark Corp.	870,248

Shares		Value
Consumer Staples — (continued)
765	Mead Johnson Nutrition Co., Class A	$69,424
50,132	Monster Beverage Corp.†(a)	8,056,714
14,153	PepsiCo, Inc.	1,499,369
13,449	Philip Morris International, Inc.	1,368,032
42,432	Procter & Gamble Co. (The)	3,592,718
34,780	Rite Aid Corp.†	260,502
39,941	SABMiller PLC ADR(a)	2,338,146
		38,548,854
Energy — 1.3%
2,182	Apache Corp.	121,472
2,845	Cabot Oil & Gas Corp.	73,230
3,065	EOG Resources, Inc.	255,682
10,155	FMC Technologies, Inc.†	270,834
5,601	HollyFrontier Corp.(a)	133,136
2,760	Memorial Resource Development Corp.†	43,829
34,613	Schlumberger, Ltd.	2,737,196
		3,635,379
Financials — 4.4%
14,940	American Express Co.	907,755
6,728	Aon PLC	734,899
15,126	Arthur J. Gallagher & Co.	719,998
3,210	Brown & Brown, Inc.(a)	120,279
10,468	CBOE Holdings, Inc.(a)	697,378
64,400	Charles Schwab Corp. (The)(a)	1,629,964
2,252	Crown Castle International Corp.	228,420
2,940	Equity LifeStyle Properties, Inc.(b)	235,347
4,445	Erie Indemnity Co., Class A(a)	441,566
11,704	FactSet Research Systems, Inc.(a)	1,889,260
2,910	Federal Realty Investment Trust (b)	481,751
1,040	Gaming and Leisure Properties, Inc.(b)	35,859
4,703	Greenhill & Co., Inc.(a)	75,718
930	Iron Mountain, Inc.(a) (b)	37,042
16,224	Lamar Advertising Co., Class A(a) (b)	1,075,651
14,115	Leucadia National Corp.(a)	244,613
16,755	Marsh & McLennan Cos., Inc.	1,147,047
4,085	Post Properties, Inc.(b)	249,389
1,097	Public Storage(b)	280,382
5,400	Regency Centers Corp.	452,142
131	S&P Global, Inc.	14,051
1,893	Simon Property Group, Inc.(b)	410,592
720	Taubman Centers, Inc.(a) (b)	53,424
		12,162,527
Health Care — 16.0%
5,732	Abbott Laboratories	225,325
9,490	AbbVie, Inc.(a)	587,526
21,075	Alexion Pharmaceuticals, Inc.†	2,460,717
4,511	AmerisourceBergen Corp., Class A	357,812
20,707	Amgen, Inc.	3,150,570
17,553	Baxter International, Inc.(a)	793,747
1,623	Becton Dickinson and Co.	275,244
53,049	Bristol-Myers Squibb Co.	3,901,754
4,800	Bruker Corp.	109,152
3,942	C.R. Bard, Inc.	927,001
4,598	Cardinal Health, Inc.	358,690
35,158	Celgene Corp.†(a)	3,467,633
46,875	Centene Corp.†	3,345,469
56,602	Cerner Corp.†	3,316,877
2,430	Cigna Corp.	311,016
584	DaVita HealthCare Partners, Inc.†	45,155
26,525	Edwards Lifesciences Corp.†	2,645,338
5,865	Eli Lilly & Co.	461,869
7,055	Endo International PLC†(a)	109,987
10,444	Express Scripts Holding Co.†	791,655

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Schedule of Investments	June 30, 2016 (unaudited)

Shares		Value
Health Care — (continued)
54	HCA Holdings, Inc.†	$4,159
13,978	Hologic, Inc.†	483,639
21,550	IDEXX Laboratories, Inc.†(a)	2,001,133
354	Intuitive Surgical, Inc.†	234,139
15,040	Ionis Pharmaceuticals, Inc.†(a)	350,282
9,877	Johnson & Johnson	1,198,080
532	McKesson Corp.	99,298
1,663	MEDNAX, Inc.†(a)	120,451
40,999	Merck & Co., Inc.	2,361,952
594	Mettler-Toledo International, Inc.†	216,763
27,884	Novartis AG ADR(a)	2,300,709
58,363	Novo Nordisk ADR(a)	3,138,762
2,669	PerkinElmer, Inc.	139,909
279	Perrigo Co. PLC(a)	25,297
8,045	Premier, Inc., Class A†(a)	263,071
-	Shire PLC ADR	15
4,195	UnitedHealth Group, Inc.	592,334
450	Universal Health Services, Inc., Class B	60,345
29,439	Varian Medical Systems, Inc.†(a)	2,420,769
2,835	VCA, Inc.†	191,674
1,805	Veeva Systems, Inc., Class A†(a)	61,587
2,555	Vertex Pharmaceuticals, Inc.†(a)	219,781
		44,126,686
Industrials — 6.9%
4,852	3M Co.	849,682
10,350	Acuity Brands, Inc.(a)	2,566,386
1,475	Allegion PLC	102,409
3,965	AO Smith Corp.	349,356
1,926	Boeing Co. (The)	250,130
650	BWX Technologies, Inc., Class W	23,251
21,025	Canadian Pacific Railway, Ltd.	2,707,810
3,230	Caterpillar, Inc.(a)	244,866
100	Cummins, Inc.	11,244
840	Danaher Corp.	84,840
275	Deere & Co.(a)	22,286
2,750	Emerson Electric Co.	143,440
635	Equifax, Inc.	81,534
63,101	Expeditors International of Washington, Inc.	3,094,473
655	Flowserve Corp.(a)	29,587
11,400	Hertz Global Holdings, Inc.†	126,198
6,392	Honeywell International, Inc.	743,517
1,625	KAR Auction Services, Inc.	67,827
4,295	Landstar System, Inc.(a)	294,894
3,093	Lockheed Martin Corp.	767,590
1,705	MSC Industrial Direct Co., Inc., Class A(a)	120,305
1,400	Nielsen Holdings PLC(a)	72,758
1,173	Northrop Grumman Corp.	260,734
16,458	Rollins, Inc.(a)	481,726
910	Snap-on, Inc.	143,616
2,690	Stericycle, Inc.†(a)	280,083
3,905	Toro Co. (The)	344,421
38,165	United Parcel Service, Inc., Class B	4,111,134
950	Verisk Analytics, Inc., Class A†	77,026
8,300	Waste Management, Inc.	550,041
		19,003,164
Information Technology — 35.3%
4,174	Accenture PLC, Class A	472,872
29,325	Adobe Systems, Inc.†	2,809,042
54,586	Alibaba Group Holding, Ltd. ADR†(a)	4,341,224
11,099	Alphabet, Inc., Class C†	7,681,618
5,562	Alphabet, Inc., Class A†	3,913,034

Shares		Value
Information Technology — (continued)
7,175	Analog Devices, Inc.	$406,392
430	ANSYS, Inc.†	39,023
57,032	Apple, Inc.	5,452,259
81,800	Applied Materials, Inc.	1,960,746
55,973	ARM Holdings PLC ADR	2,547,331
2,175	ARRIS International PLC†(a)	45,588
53,275	Autodesk, Inc.†(a)	2,884,309
13,915	Automatic Data Processing, Inc.	1,278,371
12,090	Booz Allen Hamilton Holding Corp., Class A	358,348
1,162	CDK Global, Inc.(a)	64,479
173,171	Cisco Systems, Inc.	4,968,276
2,969	Citrix Systems, Inc.†	237,787
47,250	Cognizant Technology Solutions Corp., Class A†	2,704,590
4,143	CommScope Holding Co., Inc.†	128,557
5,558	Cree, Inc.†(a)	135,838
4,570	CSRA, Inc.(a)	107,075
1,585	DST Systems, Inc.	184,541
106,838	Facebook, Inc., Class A†	12,209,447
2,592	Fidelity National Information Services, Inc.	190,979
645	Fiserv, Inc.†	70,131
1,035	Intel Corp.(a)	33,948
13,165	International Business Machines Corp.(a)	1,998,184
7,115	Intuit, Inc.	794,105
6,778	Jack Henry & Associates, Inc.	591,516
2,455	LinkedIn Corp., Class A†	464,609
4,252	MasterCard, Inc., Class A	374,431
950	Maxim Integrated Products, Inc.	33,906
77,923	Microsoft Corp.	3,987,320
7,241	Motorola Solutions, Inc.	477,689
4,460	NetSuite, Inc.†(a)	324,688
87,469	Nuance Communications, Inc.†	1,367,140
28,600	NXP Semiconductors NV†	2,240,524
126,975	Oracle Corp.	5,197,087
14,875	Palo Alto Networks, Inc.†(a)	1,824,270
4,865	Paychex, Inc.	289,467
4,631	PTC, Inc.†	174,033
89,388	QUALCOMM, Inc.	4,788,515
13,900	Rackspace Hosting, Inc.†(a)	289,954
270	Red Hat, Inc.†	19,602
96,785	Sabre Corp.	2,592,870
37,725	salesforce.com, Inc.†	2,995,742
1,440	Splunk, Inc.†(a)	78,019
2,935	Symantec Corp.	60,285
9,864	Tableau Software, Inc., Class A†	482,547
5,655	Teradata Corp.†(a)	141,771
4,780	Texas Instruments, Inc.	299,467
14,206	Trimble Navigation, Ltd.†	346,058
590	Twitter, Inc.†(a)	9,977
8,790	Vantiv, Inc., Class A†	497,514
2,265	VeriFone Systems, Inc.†(a)	41,993
113,321	Visa, Inc., Class A(a)	8,405,019
29,333	Western Union Co. (The)(a)	562,607
100	Workday, Inc., Class A†	7,467
580	Xilinx, Inc.(a)	26,755
16,462	Yelp, Inc., Class A†(a)	499,786
		97,510,722
Materials — 3.2%
840	AptarGroup, Inc.(a)	66,469
3,585	Ashland, Inc.	411,451
4,270	Avery Dennison Corp.	319,182
780	Axalta Coating Systems, Ltd.†	20,693

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Schedule of Investments	June 30, 2016 (unaudited)

Shares		Value
Materials — (continued)
502	Ball Corp.(a)	$36,290
100	Bemis Co., Inc.	5,149
1,085	Celanese Corp., Class A	71,013
1,642	Compass Minerals International, Inc.(a)	121,820
4,809	Crown Holdings, Inc.†	243,672
2,840	Eastman Chemical Co.	192,836
4,365	FMC Corp.(a)	202,143
2,970	GCP Applied Technologies, Inc.†(a)	77,339
590	Huntsman Corp.	7,936
6,600	International Paper Co.	279,708
6,935	LyondellBasell Industries NV, Class A	516,103
10,821	Monsanto Co.	1,119,000
1,545	Owens-Illinois, Inc.†(a)	27,825
2,155	PPG Industries, Inc.	224,443
3,970	Praxair, Inc.	446,188
1,780	Sealed Air Corp.	81,827
13,556	Sherwin-Williams Co. (The)	3,980,991
3,645	WR Grace & Co.	266,850
		8,718,928
Telecommunication Services — 0.5%
5,034	AT&T, Inc.	217,519
19,907	Verizon Communications, Inc.	1,111,607
		1,329,126
Total Common Stock
(Cost $212,026,765)		272,046,510

SHORT-TERM INVESTMENTS (c) — 22.5%
4,012,423	Northern Trust Institutional Government Select Portfolio, Institutional Class 0.240%	4,012,423
58,285,375	Northern Trust Institutional Liquid Asset Portfolio, Institutional Class, 0.520%(d)	58,285,375

Total Short-Term Investments
(Cost $62,297,798)		62,297,798
Total Investments — 121.0%
(Cost $274,324,563)		334,344,308
Other Assets & Liabilities, Net — (21.0)%		(58,079,584)
NET ASSETS — 100.0%		$276,264,724

††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
†	Non-income producing security.
(a)	This security or a partial position of this security is on loan at June 30, 2016. The total market value of securities on loan at June 30, 2016 was $59,217,936 (Note 6).
(b)	Real Estate Investment Trust.
(c)	Rate shown is the 7-day effective yield as of June 30, 2016.
(d)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2016 was $58,285,375. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $1,960,847 (Note 6).

ADR — American Depositary Receipt Ltd. — Limited PLC — Public Limited Company

Amounts designated as “—” are either $0, or have been rounded to $0

As of June 30, 2016, all of the Portfolio’s investments were considered Level 1. For the six months ended June 30, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the six months ended June 30, 2016, there have been no transfers between Level 2 and Level 3 assets and liabilities. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Schedule of Investments	June 30, 2016 (unaudited)

Shares		Value

COMMON STOCK — 98.9%††
Consumer Discretionary — 6.5%
4,110	Aramark	$137,356
2,850	Choice Hotels International, Inc.	135,717
3,515	Coach, Inc.	143,201
112,525	Ford Motor Co.	1,414,439
38,400	Gap, Inc. (The)	814,848
9,222	General Motors Co.	260,983
25,883	Gentex Corp.	399,892
743	Genuine Parts Co.	75,229
30,575	Interpublic Group of Cos., Inc. (The)	706,282
515	John Wiley & Sons, Inc., Class A	26,873
16,339	Johnson Controls, Inc.	723,164
8,600	Kohl's Corp.	326,112
30,300	Lennar Corp., Class A	1,396,830
543	Liberty Media Group, Class C†	10,301
3,035	Macy's, Inc.	102,006
4,895	Mattel, Inc.	153,165
89,450	News Corp., Class A	1,015,258
17,600	Omnicom Group, Inc.	1,434,224
625	PVH Corp.	58,894
4,530	Ralph Lauren Corp., Class A	405,978
115,830	Staples, Inc.	998,455
1,360	Starz†	40,691
24,274	Target Corp.	1,694,811
1,405	TEGNA, Inc.	32,554
2,062	Thomson Reuters Corp.	83,346
4,800	Whirlpool Corp.	799,872
		13,390,481
Consumer Staples — 6.9%
32,300	Altria Group, Inc.	2,227,408
5,645	Avon Products, Inc.	21,338
3,272	Clorox Co. (The)	452,812
7,915	Colgate-Palmolive Co.	579,378
495	ConAgra Foods, Inc.	23,666
6,825	CVS Health Corp.	653,425
640	Edgewell Personal Care Co.	54,023
15,136	Kellogg Co.	1,235,854
916	Kimberly-Clark Corp.	125,932
26,096	Philip Morris International, Inc.	2,654,485
20,327	Procter & Gamble Co. (The)	1,721,087
57,275	Wal-Mart Stores, Inc.	4,182,221
6,950	Whole Foods Market, Inc.	222,539
		14,154,168
Energy — 13.3%
2,635	Anadarko Petroleum Corp.	140,314
15,175	Apache Corp.	844,792
7,100	Baker Hughes, Inc.	320,423
90,378	BP PLC ADR	3,209,323
15	California Resources Corp.	181
48,175	Cenovus Energy, Inc.	665,778
14,944	Chevron Corp.	1,566,579
9,801	Cobalt International Energy, Inc.†	13,133
47,095	ConocoPhillips	2,053,342
4,925	Devon Energy Corp.	178,531
10,909	Ensco PLC, Class A	105,926
1,560	EOG Resources, Inc.	130,135
55,927	Exxon Mobil Corp.	5,242,597
18,208	FMC Technologies, Inc.†	485,607
6,753	Gulfport Energy Corp.†	211,099
16,150	Halliburton Co.	731,434
2,840	Hess Corp.	170,684
14,070	HollyFrontier Corp.	334,444
4,800	Kinder Morgan, Inc.	89,856

Shares		Value
Energy — (continued)
14,585	Marathon Oil Corp.	$218,921
6,035	Marathon Petroleum Corp.	229,089
19,780	Murphy Oil Corp.	628,015
2,576	Nabors Industries, Ltd.	25,889
7,810	Noble Energy, Inc.	280,145
42,135	Occidental Petroleum Corp.	3,183,721
5,688	Oceaneering International, Inc.	169,844
3,240	PBF Energy, Inc., Class A	77,047
22,089	Phillips 66	1,752,541
66,151	Royal Dutch Shell PLC ADR, Class A	3,652,840
6,600	Schlumberger, Ltd.	521,928
		27,234,158
Financials — 28.4%
2,430	Aflac, Inc.	175,349
13,630	Allstate Corp. (The)	953,418
1,290	American Campus Communities, Inc.(a)	68,202
5,795	American Capital Agency Corp.(a)	114,857
30,000	American Express Co.	1,822,800
5,231	American Financial Group, Inc.	386,728
36,973	American International Group, Inc.	1,955,502
860	American National Insurance Co.	97,309
8,500	Ameriprise Financial, Inc.	763,725
54,290	Annaly Capital Management, Inc.(a)	600,990
5,690	Arthur J. Gallagher & Co.	270,844
15,020	Aspen Insurance Holdings, Ltd.	696,628
19,700	Axis Capital Holdings, Ltd.	1,083,500
358,873	Bank of America Corp.	4,762,245
1,180	Bank of Hawaii Corp.	81,184
4,469	Berkshire Hathaway, Inc., Class B†	647,066
479	BlackRock, Inc., Class A	164,072
15,845	Brown & Brown, Inc.	593,712
1,100	Camden Property Trust(a)	97,262
35,169	Chimera Investment Corp.	552,153
891	Chubb, Ltd.	116,463
49,837	Citigroup, Inc.	2,112,590
30,900	Citizens Financial Group, Inc.	617,382
2,100	CNA Financial Corp.	65,982
31,275	Comerica, Inc.	1,286,341
4,121	Commerce Bancshares, Inc.	197,396
17,760	DDR Corp.(a)	322,166
3,625	Duke Realty Corp.(a)	96,643
725	Equity Commonwealth† (a)	21,119
370	Erie Indemnity Co., Class A	36,756
2,090	Everest Re Group, Ltd.	381,780
37,775	Fifth Third Bancorp	664,462
1,855	First Horizon National Corp.	25,562
1,475	FNF Group	55,312
38,980	Franklin Resources, Inc.	1,300,763
411	Fulton Financial Corp.	5,548
8,320	Gaming and Leisure Properties, Inc.(a)	286,874
72,320	Genworth Financial, Inc., Class A†	186,586
9,300	Goldman Sachs Group, Inc. (The)	1,381,794
2,137	Hanover Insurance Group, Inc. (The)	180,833
13,500	Invesco, Ltd.	344,790
80,897	JPMorgan Chase & Co.	5,026,940
56,475	KeyCorp	624,049
7,770	Kimco Realty Corp.(a)	243,823
1,820	Legg Mason, Inc.	53,672
23,485	Leucadia National Corp.	406,995
9,056	Liberty Property Trust(a)	359,704
57,930	Loews Corp.	2,380,344
511	Mercury General Corp.	27,165
33,825	MetLife, Inc.	1,347,250
48,107	MFA Financial, Inc.(a)	349,738
56,375	Morgan Stanley	1,464,622
26,188	Old Republic International Corp.	505,167

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Schedule of Investments	June 30, 2016 (unaudited)

Shares		Value
Financials — (continued)
1,500	OneMain Holdings, Inc., Class A†	$34,230
180	PacWest Bancorp	7,160
15,572	People's United Financial, Inc.	228,285
18,099	PNC Financial Services Group, Inc.	1,473,077
535	Post Properties, Inc.(a)	32,662
475	Principal Financial Group, Inc.	19,527
6,963	ProAssurance Corp.	372,869
7,125	Progressive Corp. (The)	238,687
1,280	Prologis, Inc.	62,771
16,445	Realogy Holdings Corp.†	477,234
3,325	Regency Centers Corp.	278,402
109,325	Regions Financial Corp.	930,356
5,520	RenaissanceRe Holdings, Ltd.	648,269
3,655	SLM Corp.†	22,588
440	Sovran Self Storage, Inc.(a)	46,165
1,310	Spirit Realty Capital, Inc.(a)	16,729
14,225	Starwood Property Trust, Inc.(a)	294,742
59,210	State Street Corp.	3,192,603
11,830	Synovus Financial Corp.	342,952
16,755	TCF Financial Corp.	211,951
2,827	Travelers Cos., Inc. (The)	336,526
5,218	U.S. Bancorp	210,442
88,375	UBS Group AG	1,145,340
3,215	Validus Holdings, Ltd.	156,217
10,930	VEREIT, Inc.(a)	110,830
56,828	Voya Financial, Inc.	1,407,061
18,005	Waddell & Reed Financial, Inc., Class A	310,046
4,609	Weingarten Realty Investors(a)	188,139
98,388	Wells Fargo & Co.	4,656,704
2,354	Weyerhaeuser Co.,	70,079
2,843	Willis Towers Watson PLC	353,413
1,025	WP Carey, Inc.(a)	71,156
53,950	XL Group PLC, Class A	1,797,074
		58,108,443
Health Care — 11.7%
33,448	Abbott Laboratories	1,314,841
3,205	Agilent Technologies, Inc.	142,174
29,480	Baxter International, Inc.	1,333,086
533	Brookdale Senior Living, Inc., Class A†	8,230
2,793	Cardinal Health, Inc.	217,882
5,500	Cigna Corp.	703,945
13,410	Community Health Systems, Inc.†	161,590
1,235	DaVita HealthCare Partners, Inc.†	95,490
4,825	Endo International PLC†	75,222
4,377	Express Scripts Holding Co.†	331,777
1,225	Hologic, Inc.†	42,385
54,200	Johnson & Johnson	6,574,460
100	Laboratory Corp. of America Holdings†	13,027
325	Mallinckrodt PLC†	19,753
25,420	Medtronic PLC	2,205,693
99,157	Merck & Co., Inc.	5,712,435
1,035	Patterson Cos., Inc.	49,566
137,902	Pfizer, Inc.	4,855,529
1,191	Quorum Health Corp.†	12,755
975	VCA, Inc.†	65,920
		23,935,760
Industrials — 9.0%
5,620	Allison Transmission Holdings, Inc.	158,653
9,835	Caterpillar, Inc.	745,591
285	Colfax Corp.†	7,541
2,472	Danaher Corp.	249,672
1,535	Deere & Co.	124,396
23,225	Dover Corp.	1,609,957
490	Flowserve Corp.	22,133
3,102	General Dynamics Corp.	431,922

Shares		Value
Industrials — (continued)
40,291	General Electric Co.	$1,268,361
11,200	Honeywell International, Inc.	1,302,784
504	Ingersoll-Rand PLC	32,095
1,722	KBR, Inc.	22,799
5,296	Kennametal, Inc.	117,095
4,768	L-3 Communications Holdings, Inc., Class 3	699,418
300	Lincoln Electric Holdings, Inc.	17,724
10,725	Masco Corp.	331,831
6,167	MSC Industrial Direct Co., Inc., Class A	435,144
12,900	Norfolk Southern Corp.	1,098,177
15,600	Parker-Hannifin Corp.	1,685,580
9,617	Raytheon Co.	1,307,431
5,895	Republic Services, Inc., Class A	302,473
341	Roper Technologies, Inc.	58,161
36,100	Southwest Airlines Co.	1,415,481
28,801	Stanley Black & Decker, Inc.	3,203,247
2,685	Triumph Group, Inc.	95,318
12,895	United Technologies Corp.	1,322,382
4,278	Waste Management, Inc.	283,503
		18,348,869
Information Technology — 11.5%
775	ANSYS, Inc.†	70,331
8,895	ARRIS International PLC†	186,439
1,647	Booz Allen Hamilton Holding Corp., Class A	48,817
18,346	Brocade Communications Systems, Inc.	168,416
1,459	CA, Inc.	47,899
71,786	Cisco Systems, Inc.	2,059,540
2,569	Corning, Inc.	52,613
2,079	CSRA, Inc.	48,711
634	Diebold, Inc.	15,742
889	DST Systems, Inc.	103,506
1,575	Fidelity National Information Services, Inc.	116,046
368	Harris Corp.	30,706
76,725	Hewlett Packard Enterprise Co.	1,401,766
90,401	HP, Inc.	1,134,533
86,102	Intel Corp.	2,824,146
18,449	International Business Machines Corp.	2,800,189
7,109	Juniper Networks, Inc.	159,882
2,390	Leidos Holdings, Inc.	114,410
217	Liberty Braves Group, Class C†	3,181
2,175	Liberty SiriusXM Group, Class C†	67,142
1,280	Marvell Technology Group, Ltd.	12,198
20,873	Microsoft Corp.	1,068,071
1,263	Motorola Solutions, Inc.	83,320
3,080	NetApp, Inc.	75,737
41,641	Nuance Communications, Inc.†	650,849
12,913	ON Semiconductor Corp.†	113,893
86,590	Oracle Corp.	3,544,129
58,431	QUALCOMM, Inc.	3,130,149
56,575	Seagate Technology PLC	1,378,167
29,461	Symantec Corp.	605,129
12,825	TE Connectivity, Ltd.	732,436
23,450	Teradyne, Inc.	461,730
6,954	Trimble Navigation, Ltd.†	169,399
4	Vishay Intertechnology, Inc.	50
		23,479,272
Materials — 3.4%
705	AptarGroup, Inc.	55,787
5,692	Ashland, Inc.	653,271
6,434	Avery Dennison Corp.	480,941
1,336	Bemis Co., Inc.	68,791
2,014	Celanese Corp., Class A	131,816

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Schedule of Investments	June 30, 2016 (unaudited)

Shares		Value
Materials — (continued)
71,200	CRH PLC ADR	$2,106,096
5,688	Crown Holdings, Inc.†	288,211
40	Domtar Corp.	1,400
4,045	Eastman Chemical Co.	274,656
4,655	FMC Corp.	215,573
10	GCP Applied Technologies, Inc.†	260
6,500	Huntsman Corp.	87,425
27,120	International Paper Co.	1,149,346
8,845	Mosaic Co. (The)	231,562
3,400	Praxair, Inc.	382,126
100	Reliance Steel & Aluminum Co.	7,690
23,800	Rio Tinto PLC ADR	744,940
10	WR Grace & Co.	732
		6,880,623
Telecommunication Services — 3.7%
109,466	AT&T, Inc.	4,730,026
11,503	CenturyLink, Inc.	333,702
7,060	Telephone & Data Systems, Inc.	209,400
600	United States Cellular Corp.†	23,562
40,700	Verizon Communications, Inc.	2,272,688
		7,569,378
Utilities — 4.5%
655	AES Corp. (The)	8,174
10,226	Ameren Corp.	547,909
5,207	American Electric Power Co., Inc.	364,959
6,665	Aqua America, Inc.	237,674
2,918	Atmos Energy Corp.	237,292
13,603	CenterPoint Energy, Inc.	326,472
3,635	Dominion Resources, Inc.	283,276
1,167	DTE Energy Co.	115,673
2,684	Duke Energy Corp.	230,260
16,530	Edison International	1,283,885
43,743	Entergy Corp.	3,558,493
1,430	Eversource Energy	85,657
80	Exelon Corp.	2,909
22,505	FirstEnergy Corp.	785,649
839	NextEra Energy, Inc.	109,406
2,859	PG&E Corp.	182,747
230	Pinnacle West Capital Corp.	18,644
100	PPL Corp.	3,775
5,352	Questar Corp.	135,780
12,020	Southern Co. (The)	644,633
525	UGI Corp.	23,756
1,420	Vectren Corp.	74,791
1,135	WEC Energy Group, Inc.	74,116
		9,335,930
Total Common Stock
(Cost $189,756,582)		202,437,082

SHORT-TERM INVESTMENT (b) — 1.0%
2,042,278	Northern Trust Institutional Government Select Portfolio, Institutional Class, 0.240%	2,042,278

Total Short-Term Investment
(Cost $2,042,278)		2,042,278

Number of Rights		Value
RIGHTS — 0.0%
United States — 0.0%
1,118	Safeway – PDC † ‡‡	$54
1,118	Safeway CVR - Casa Ley † ‡‡	1,135
Total Rights (Cost $–)		1,189
Total Investments — 99.9%
(Cost $191,798,860)		204,480,549
Other Assets & Liabilities, Net — 0.1%		291,530
NET ASSETS — 100.0%		$204,772,079

††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
†	Non-income producing security.
‡‡	Expiration date is unavailable.
(a)	Real Estate Investment Trust.
(b)	Rate shown is the 7-day effective yield as of June 30, 2016.

ADR — American Depositary Receipt
CVR— Contingent Value Rights
Ltd. — Limited
PDC— Property Development Center
PLC— Public Limited Company

The following is a summary of the level of inputs used as of June 30, 2016 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3‡	Total
Common Stock	$202,437,082	$—	$—	$202,437,082
Short-Term Investment	2,042,278	—	—	2,042,278
Rights	—	—	1,189	1,189
Total Investments in Securities	$204,479,360	$—	$1,189	$204,480,549

‡	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the six months ended June 30, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the six months ended June 30, 2016, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0, or have been rounded to $0

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Schedule of Investments	June 30, 2016 (unaudited)

Shares		Value

COMMON STOCK — 97.3%
Consumer Discretionary — 14.7%
100	1-800-Flowers.com, Inc., Class A†(a)	$902
5,260	American Eagle Outfitters, Inc.(a)	83,792
1,655	Ascena Retail Group, Inc.†(a)	11,568
70	Big 5 Sporting Goods Corp.(a)	649
2,325	BJ's Restaurants, Inc.†(a)	101,905
685	Bloomin' Brands, Inc.(a)	12,241
95	Blue Nile, Inc.(a)	2,601
2,715	Bob Evans Farms, Inc.(a)	103,034
1,315	Bright Horizons Family Solutions, Inc.†(a)	87,198
515	Capella Education Co.	27,109
1,161	Cheesecake Factory, Inc. (The)(a)	55,891
14,000	Chico's FAS, Inc.	149,940
310	ClubCorp Holdings, Inc.	4,030
305	Columbia Sportswear Co.(a)	17,550
49	Cracker Barrel Old Country Store, Inc.(a)	8,402
560	Culp, Inc.(a)	15,473
630	Dana Holding Corp.	6,653
1,505	Dave & Buster's Entertainment, Inc.†(a)	70,419
6,975	Denny's Corp.†	74,842
6,280	Dorman Products, Inc.†	359,216
5,270	Drew Industries, Inc.	447,107
1,165	Entravision Communications Corp., Class A(a)	7,829
185	Fiesta Restaurant Group, Inc.†(a)	4,035
5,060	Francesca's Holdings Corp.†(a)	55,913
1,330	Gentherm, Inc.†	45,552
13,207	G-III Apparel Group, Ltd.†(a)	603,824
949	Grand Canyon Education, Inc.†(a)	37,884
2,065	HSN, Inc.(a)	101,041
455	Installed Building Products, Inc.†(a)	16,512
1,425	Jack in the Box, Inc.	122,436
1,910	La-Z-Boy, Inc., Class Z	53,136
1,335	Liberty Tax, Inc.(a)	17,782
1,500	Malibu Boats, Inc., Class A†(a)	18,120
240	Marriott Vacations Worldwide Corp.(a)	16,438
545	MDC Holdings, Inc.(a)	13,265
5	Monarch Casino & Resort, Inc.†	110
7,430	Monro Muffler Brake, Inc.(a)	472,251
12,329	Motorcar Parts of America, Inc.†(a)	335,102
2,890	New York Times Co. (The), Class A(a)	34,969
105	Office Depot, Inc.†(a)	347
100	Oxford Industries, Inc.(a)	5,662
891	Papa John's International, Inc.(a)	60,588
8,300	Pier 1 Imports, Inc.(a)	42,662
1,290	Pinnacle Entertainment, Inc.†	14,293
795	Pool Corp.	74,754
8,718	Popeyes Louisiana Kitchen, Inc.†(a)	476,351
259	Red Robin Gourmet Burgers, Inc.†(a)	12,284
4,240	SeaWorld Entertainment, Inc.(a)	60,759
18,530	Sonic Corp.(a)	501,236
16,450	Steven Madden, Ltd.†(a)	562,261
60	Strayer Education, Inc.†(a)	2,948
110	Sturm Ruger & Co., Inc.(a)	7,041
2,645	Tailored Brands, Inc.(a)	33,486
400	Texas Roadhouse, Inc., Class A(a)	18,240
520	Vail Resorts, Inc.	71,880
465	Winmark Corp.	46,347
		5,587,860
Consumer Staples — 6.5%
9,330	B&G Foods, Inc., Class A(a)	449,706
7,510	Calavo Growers, Inc.(a)	503,170
242	Coca-Cola Bottling Co. Consolidated(a)	35,688

Shares		Value
Consumer Staples — (continued)
1,975	Dean Foods Co.(a)	$35,728
1,445	Farmer Brothers Co.†(a)	46,327
9,725	Inter Parfums, Inc.(a)	277,843
3,670	J&J Snack Foods Corp.(a)	437,721
1,312	Lancaster Colony Corp.	167,424
10	Lifeway Foods, Inc.†	97
2,680	Medifast, Inc.(a)	89,164
140	Orchids Paper Products Co.	4,980
70	PriceSmart, Inc.(a)	6,550
20	Primo Water Corp.†	236
135	Revlon, Inc., Class A†(a)	4,344
3,410	TreeHouse Foods, Inc.†(a)	350,036
465	Vector Group, Ltd.(a)	10,425
565	WD-40 Co.(a)	66,359
		2,485,798
Energy — 3.0%
40	Adams Resources & Energy, Inc.	1,540
20,093	Callon Petroleum Co.†(a)	225,644
4,100	Delek US Holdings, Inc.(a)	54,161
10,690	Matador Resources Co.†(a)	211,662
14,345	Memorial Resource Development Corp.†	227,799
11,370	Oasis Petroleum, Inc.†(a)	106,196
1,335	Parsley Energy, Inc., Class A†(a)	36,125
3,740	PDC Energy, Inc.†(a)	215,462
1,735	RigNet, Inc.†	23,231
475	SemGroup Corp., Class A	15,466
1,840	Synergy Resources Corp.†(a)	12,254
		1,129,540
Financials — 10.5%
410	Acadia Realty Trust(b)	14,563
1,775	Ambac Financial Group, Inc.†	29,217
615	American Assets Trust, Inc.(a) (b)	26,101
80	Associated Capital Group, Inc.	2,294
9,450	BancorpSouth, Inc.(a)	214,420
3,540	Bank of the Ozarks, Inc.(a)	132,821
730	CareTrust, Inc.(b)	10,059
240	Cohen & Steers, Inc.(a)	9,706
455	CoreSite Realty Corp.(a) (b)	40,354
233	Credit Acceptance Corp.†(a)	43,124
150	Eagle Bancorp, Inc.†(a)	7,216
1,060	EastGroup Properties, Inc.(a) (b)	73,055
400	Education Realty Trust, Inc.(b)	18,456
845	eHealth, Inc.†	11,847
545	Equity One, Inc.(b)	17,538
250	Essent Group, Ltd.†(a)	5,452
80	GAMCO Investors, Inc., Class A	2,622
971	Gaming and Leisure Properties, Inc.(b)	33,480
4,050	Greenhill & Co., Inc.(a)	65,205
85	Hallmark Financial Services, Inc.†(a)	985
1,286	Home BancShares, Inc.(a)	25,450
1,395	KCG Holdings, Inc., Class A†	18,554
8,360	LegacyTexas Financial Group, Inc.(a)	224,968
1,005	LTC Properties, Inc.(a) (b)	51,989
435	Marcus & Millichap, Inc.†(a)	11,053
2,435	MarketAxess Holdings, Inc.	354,049
2,900	Meridian Bancorp, Inc.(a)	42,862
1,215	National Health Investors, Inc.(a) (b)	91,234
628	PacWest Bancorp(a)	24,982
70	Physicians Realty Trust(b)	1,471
11,560	Pinnacle Financial Partners, Inc.(a)	564,706
15,690	PrivateBancorp, Inc., Class A	690,831
830	PS Business Parks, Inc.(b)	88,046
1,010	QTS Realty Trust, Inc., Class A(a) (b)	56,540
630	Retail Opportunity Investments Corp.(b)	13,652

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Schedule of Investments	June 30, 2016 (unaudited)

Shares		Value
Financials — (continued)
3,170	RLJ Lodging Trust(a) (b)	$67,997
7,040	South State Corp.	479,072
675	Sovran Self Storage, Inc.(b)	70,821
150	Sun Communities, Inc.(b)	11,496
4,269	Texas Capital Bancshares, Inc.†(a)	199,618
795	Universal Health Realty Income Trust(a) (b)	45,458
315	Urban Edge Properties(a) (b)	9,406
80	Virtus Investment Partners, Inc.(a)	5,694
2,290	Washington Real Estate Investment Trust(b)	72,043
1,895	WisdomTree Investments, Inc.(a)	18,552
		3,999,059
Health Care — 23.8%
10	Abaxis, Inc.(a)	472
525	ABIOMED, Inc.†	57,377
340	Acadia Healthcare Co., Inc.†(a)	18,836
15,601	Aceto Corp.(a)	341,506
1,535	Achillion Pharmaceuticals, Inc.†	11,973
2,470	Acorda Therapeutics, Inc.†(a)	62,997
45	Addus HomeCare Corp.†	784
435	Adeptus Health, Inc., Class A†(a)	22,472
435	Aerie Pharmaceuticals, Inc.†(a)	7,656
1,150	Agenus, Inc.†	4,657
350	Air Methods Corp.†(a)	12,541
375	Amedisys, Inc.†(a)	18,930
300	Amicus Therapeutics, Inc.†(a)	1,638
865	AMN Healthcare Services, Inc.†(a)	34,574
780	Amphastar Pharmaceuticals, Inc.†	12,574
760	Anika Therapeutics, Inc.†(a)	40,774
5,850	ARIAD Pharmaceuticals, Inc.†(a)	43,231
13,930	Array BioPharma, Inc.†(a)	49,591
742	AxoGen, Inc.†	5,105
1,155	BioCryst Pharmaceuticals, Inc.†(a)	3,280
475	BioSpecifics Technologies Corp.†(a)	18,971
140	Bluebird Bio, Inc.†(a)	6,061
13,654	Cambrex Corp.†(a)	706,321
6,135	Cantel Medical Corp.(a)	421,659
100	Catalent, Inc.†(a)	2,299
3,968	Cepheid, Inc.†(a)	122,016
800	Chemed Corp.(a)	109,048
4,445	Chimerix, Inc.†(a)	17,469
2,025	Clovis Oncology, Inc.†(a)	27,783
429	CorVel Corp.†	18,524
740	Cross Country Healthcare, Inc.†	10,301
1,165	Cytokinetics, Inc.†(a)	11,056
890	Dynavax Technologies Corp.†(a)	12,976
5,470	Eagle Pharmaceuticals, Inc.†(a)	212,181
580	Endologix, Inc.†(a)	7,227
959	FibroGen, Inc.†(a)	15,737
310	Five Prime Therapeutics, Inc.†	12,818
30	Genomic Health, Inc.†	777
4,790	Globus Medical, Inc., Class A†(a)	114,146
765	Haemonetics Corp.†	22,177
2,605	HealthEquity, Inc.†(a)	79,153
3,579	HealthSouth Corp.(a)	138,937
645	HealthStream, Inc.†(a)	17,106
2,035	HeartWare International, Inc.†(a)	117,521
3,280	HMS Holdings Corp.†	57,761
5,010	ICON PLC†	350,750
9,605	ImmunoGen, Inc.†(a)	29,583
1,290	Impax Laboratories, Inc.†(a)	37,178
340	Imprivata, Inc.†	4,760
763	INC Research Holdings, Inc., Class A†(a)	29,093

Shares		Value
Health Care — (continued)
3,450	Infinity Pharmaceuticals, Inc.†(a)	$4,589
1,090	Inogen, Inc.†(a)	54,620
3,430	Insmed, Inc.†(a)	33,820
4,262	Insulet Corp.†(a)	128,883
485	Integra LifeSciences Holdings Corp.†(a)	38,693
1,310	Intersect ENT, Inc.†(a)	16,938
50	Intra-Cellular Therapies, Inc., Class A†(a)	1,941
3,385	Ironwood Pharmaceuticals, Inc., Class A†(a)	44,259
820	Landauer, Inc.(a)	33,751
710	MacroGenics, Inc.†(a)	19,163
120	Magellan Health, Inc.†	7,892
3,105	Masimo Corp.†	163,059
40	Medicines Co. (The)†(a)	1,345
11,205	Medidata Solutions, Inc.†(a)	525,178
5,265	Meridian Bioscience, Inc.(a)	102,668
2,955	Momenta Pharmaceuticals, Inc.†	31,914
180	Myriad Genetics, Inc.†(a)	5,508
2,120	NanoString Technologies, Inc.†(a)	26,712
1,569	Natus Medical, Inc.†(a)	59,308
5,115	Nektar Therapeutics†(a)	72,786
8,005	Neogen Corp.†(a)	450,281
885	NuVasive, Inc.†(a)	52,852
95	NxStage Medical, Inc.†(a)	2,060
361	Omnicell, Inc.†(a)	12,357
1,050	Ophthotech Corp.†(a)	53,582
100	OraSure Technologies, Inc.†	591
727	Pacira Pharmaceuticals, Inc.†(a)	24,522
1,129	PAREXEL International Corp.†(a)	70,992
3,015	Phibro Animal Health Corp., Class A	56,260
2,125	Portola Pharmaceuticals, Inc., Class A†(a)	50,150
13,235	PRA Health Sciences, Inc.†(a)	552,694
13,894	Prestige Brands Holdings, Inc.†	769,727
6,640	Providence Service Corp. (The)†(a)	298,003
1,010	Puma Biotechnology, Inc.†(a)	30,088
3,190	Quality Systems, Inc.(a)	37,993
310	Radius Health, Inc.†(a)	11,393
13,050	Repligen Corp.†(a)	357,048
630	Sage Therapeutics, Inc.†(a)	18,982
1,445	Sagent Pharmaceuticals, Inc.†(a)	21,646
1,043	SciClone Pharmaceuticals, Inc.†(a)	13,622
86	SeaSpine Holdings Corp.†	901
2,300	Sucampo Pharmaceuticals, Inc., Class A†(a)	25,231
33,065	Supernus Pharmaceuticals, Inc.†(a)	673,534
455	SurModics, Inc.†(a)	10,683
3,830	Tandem Diabetes Care, Inc.†(a)	28,878
750	TESARO, Inc.†(a)	63,038
705	Tetraphase Pharmaceuticals, Inc.†(a)	3,031
1,650	U.S. Physical Therapy, Inc.(a)	99,347
340	Ultragenyx Pharmaceutical, Inc.†(a)	16,629
6,222	Vascular Solutions, Inc.†(a)	259,209
5,145	Vocera Communications, Inc.†	66,113
978	West Pharmaceutical Services, Inc.	74,211
127	Wright Medical Group NV†	2,206
15	Xencor, Inc.†(a)	285
1,035	Zogenix, Inc.†(a)	8,332
		9,071,855
Industrials — 11.9%
10,650	Advanced Drainage Systems, Inc.(a)	291,490
1,945	Advisory Board Co. (The)†(a)	68,833
100	Allegiant Travel Co., Class A(a)	15,150
135	Altra Industrial Motion Corp.(a)	3,642
90	American Woodmark Corp.†(a)	5,974

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Schedule of Investments	June 30, 2016 (unaudited)

Shares		Value
Industrials — (continued)
2,300	Applied Industrial Technologies, Inc.(a)	$103,822
2,685	ARC Document Solutions, Inc.†	10,445
790	Beacon Roofing Supply, Inc.†	35,921
4,980	Brady Corp., Class A	152,189
2,025	Brink's Co. (The)	57,692
40	Casella Waste Systems, Inc., Class A†(a)	314
5,837	CEB, Inc.	360,026
2,330	Comfort Systems USA, Inc.	75,888
125	Continental Building Products, Inc.†	2,779
745	Deluxe Corp.(a)	49,446
1,270	Douglas Dynamics, Inc.(a)	32,677
1,065	DXP Enterprises, Inc.†(a)	15,901
225	Dycom Industries, Inc.†(a)	20,196
673	Exponent, Inc.(a)	39,310
180	G&K Services, Inc., Class A	13,783
100	Generac Holdings, Inc.†(a)	3,496
4,040	General Cable Corp.(a)	51,348
567	Gorman-Rupp Co. (The)(a)	15,541
10,595	Harsco Corp.(a)	70,351
1,895	Healthcare Services Group, Inc.(a)	78,415
751	HEICO Corp.(a)	50,174
990	Herman Miller, Inc.(a)	29,591
1,155	Hillenbrand, Inc.(a)	34,696
1,875	HNI Corp.(a)	87,169
140	Hyster-Yale Materials Handling, Inc.	8,329
470	Insperity, Inc.(a)	36,298
1,515	Interface, Inc., Class A	23,104
784	John Bean Technologies Corp.	47,997
295	Kimball International, Inc., Class B	3,357
13,407	Knight Transportation, Inc.(a)	356,358
17,365	Knoll, Inc.	421,622
2,610	Korn/Ferry International(a)	54,027
595	Lydall, Inc.†	22,943
45	Matson, Inc.	1,453
180	Matthews International Corp., Class A	10,015
128	Mueller Industries, Inc.	4,081
115	Multi-Color Corp.(a)	7,291
1,340	On Assignment, Inc.†	49,513
740	PGT, Inc.†(a)	7,622
2,045	Ply Gem Holdings, Inc.†	29,796
30	Quad	699
2,505	Raven Industries, Inc.(a)	47,445
7,820	Saia, Inc.†(a)	196,595
1,200	Simpson Manufacturing Co., Inc.	47,964
130	SP Plus Corp.†	2,935
405	Standex International Corp.(a)	33,465
575	Steelcase, Inc., Class A	7,803
395	Teledyne Technologies, Inc.†(a)	39,125
1,532	Tennant Co.(a)	82,529
8,735	Trex Co., Inc.†(a)	392,376
13,515	WageWorks, Inc.†	808,332
70	Watsco, Inc.(a)	9,848
		4,529,181
Information Technology — 22.5%
2,962	ACI Worldwide, Inc.†(a)	57,789
450	ADTRAN, Inc.	8,392
1,315	American Software, Inc., Class A(a)	13,781
3,500	Aspen Technology, Inc.†(a)	140,840
195	AVG Technologies NV†	3,703
710	Badger Meter, Inc.	51,851
2,920	Barracuda Networks, Inc.†	44,209
330	Belden, Inc.	19,922
880	Blackbaud, Inc.(a)	59,752
785	Blackhawk Network Holdings, Inc., Class A†(a)	26,290

Shares		Value
Information Technology — (continued)
7,359	BroadSoft, Inc.†(a)	$301,940
2,283	CalAmp Corp.†(a)	33,811
20,330	Callidus Software, Inc.†	406,193
2,085	Carbonite, Inc.†(a)	20,287
1,636	Cardtronics, Inc.†(a)	65,129
768	Cass Information Systems, Inc.(a)	39,706
1,944	Cavium, Inc.†(a)	75,038
8,218	CEVA, Inc.†	223,283
2,785	ChannelAdvisor Corp.†	40,355
3,510	Ciena Corp.†(a)	65,812
765	Cimpress NV†	70,747
1,655	CommVault Systems, Inc.†	71,479
3,464	comScore, Inc.†(a)	82,720
3,847	Cornerstone OnDemand, Inc.†(a)	146,417
855	Cray, Inc.†(a)	25,582
515	Diodes, Inc.†(a)	9,677
140	DTS, Inc.†(a)	3,703
12,010	EarthLink Holdings Corp.(a)	76,864
7,986	Ellie Mae, Inc.†(a)	731,917
2,720	EnerNOC, Inc.†(a)	17,191
40	Envestnet, Inc.†(a)	1,332
470	EPAM Systems, Inc.†	30,226
955	Euronet Worldwide, Inc.†(a)	66,076
2,105	EVERTEC, Inc.(a)	32,712
220	ExlService Holdings, Inc.†	11,530
585	Fair Isaac Corp.	66,111
6,300	Five9, Inc.†	74,970
700	Fleetmatics Group PLC†	30,331
1,740	Gigamon, Inc.†(a)	65,059
1,220	Guidewire Software, Inc.†	75,347
429	Hackett Group, Inc. (The)	5,950
890	HubSpot, Inc.†(a)	38,644
984	Immersion Corp.†(a)	7,222
2,200	Imperva, Inc.†(a)	94,622
2,310	Infinera Corp.†(a)	26,057
1,660	Infoblox, Inc.†(a)	31,142
3,050	Integrated Device Technology, Inc.†(a)	61,397
614	InterDigital, Inc.(a)	34,188
6,105	Ixia†	59,951
1,198	j2 Global, Inc.(a)	75,678
715	Littelfuse, Inc.	84,506
7,150	LogMeIn, Inc.†(a)	453,524
960	Lumentum Holdings, Inc.†	23,232
3,588	Luxoft Holding, Inc., Class A†(a)	186,648
100	MACOM Technology Solutions Holdings, Inc.†(a)	3,298
14,548	MAXIMUS, Inc.(a)	805,523
196	MaxLinear, Inc., Class A†	3,524
955	Methode Electronics, Inc.	32,689
473	Microsemi Corp.†(a)	15,458
1,983	Model N, Inc.†(a)	26,473
470	Monolithic Power Systems, Inc.(a)	32,110
825	MTS Systems Corp.(a)	36,168
2,260	New Relic, Inc.†	66,399
815	NVE Corp.(a)	47,800
1,810	Paycom Software, Inc.†(a)	78,210
70	PDF Solutions, Inc.†(a)	979
12,610	Pegasystems, Inc.	339,839
3,885	Plantronics, Inc.	170,940
944	Plexus Corp.†(a)	40,781
90	Power Integrations, Inc.(a)	4,506
547	Proofpoint, Inc.†(a)	34,510
1,345	PROS Holdings, Inc.†(a)	23,443
2,170	Q2 Holdings, Inc.†(a)	60,803

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Schedule of Investments	June 30, 2016 (unaudited)

Shares		Value
Information Technology — (continued)
145	QAD, Inc., Class A	$2,794
530	Qlik Technologies, Inc.†(a)	15,677
11,355	Qualys, Inc.†(a)	338,493
3,474	Rambus, Inc.†(a)	41,966
3,100	RealPage, Inc.†	69,223
35	Reis, Inc.	871
4,950	RingCentral, Inc., Class A†(a)	97,614
1,015	Rubicon Project, Inc.†	13,855
1,195	Science Applications International Corp.(a)	69,728
2,600	Semtech Corp.†	62,036
4,269	ShoreTel, Inc.†(a)	28,560
1,055	Silicon Graphics International Corp.†(a)	5,307
9,005	Silicon Laboratories, Inc.†	438,904
510	Silver Spring Networks, Inc.†(a)	6,196
610	Sonus Networks, Inc.†	5,301
6,260	SPS Commerce, Inc.†(a)	379,356
1,485	Stamps.com, Inc.†(a)	129,819
399	Synaptics, Inc.†(a)	21,446
295	Synchronoss Technologies, Inc.†(a)	9,399
703	Syntel, Inc.†(a)	31,818
755	Take-Two Interactive Software, Inc.†(a)	28,630
1,323	TeleTech Holdings, Inc.	35,893
1,515	Tessera Technologies, Inc.(a)	46,420
1,300	TiVo, Inc.†(a)	12,870
100	Unisys Corp.†(a)	728
410	Virtusa Corp.†(a)	11,841
1,565	Web.com Group, Inc.†(a)	28,452
760	WebMD Health Corp., Class A†(a)	44,164
529	WEX, Inc.†(a)	46,906
5,654	XO Group, Inc.†(a)	98,549
1,095	Zendesk, Inc.†(a)	28,886
10,013	Zix Corp.†	37,549
		8,583,539
Materials — 2.9%
1,305	American Vanguard Corp.(a)	19,718
2,955	Boise Cascade Co.†(a)	67,817
825	Calgon Carbon Corp.	10,849
1,170	Century Aluminum Co.†(a)	7,406
2,500	Chemtura Corp.†	65,950
4,915	Coeur Mining, Inc.†	52,394
645	Deltic Timber Corp.(a)	43,299
7,705	Ferroglobe PLC	66,340
2,170	Graphic Packaging Holding Co.(a)	27,212
885	HB Fuller Co.	38,931
4,305	Headwaters, Inc.†(a)	77,232
350	Kaiser Aluminum Corp.(a)	31,643
1,989	KapStone Paper and Packaging Corp.	25,877
1,385	Koppers Holdings, Inc.†	42,561
6,885	Louisiana-Pacific Corp.†(a)	119,455
7,855	Myers Industries, Inc.	113,112
919	Neenah Paper, Inc.	66,508
340	PolyOne Corp.	11,982
2,070	Schweitzer-Mauduit International, Inc.	73,030
1,045	SunCoke Energy, Inc.	6,082
450	US Concrete, Inc.†(a)	27,409
2,395	Worthington Industries, Inc.	101,309
		1,096,116
Telecommunication Services — 1.4%
845	8x8, Inc.†	12,346
13,405	Cogent Communications Holdings, Inc.(a)	537,004
		549,350

Shares/ Number of Rights		Value
Utilities — 0.1%
640	American States Water Co.(a)	$28,045
540	MGE Energy, Inc.	30,518
		58,563
Total Common Stock
(Cost $30,438,505)		37,090,861

SHORT-TERM INVESTMENTS (c) — 50.3%
1,125,763	Northern Trust Institutional Government Select Portfolio, Institutional Class, 0.240%	1,125,763
18,048,948	Northern Trust Institutional Liquid Asset Portfolio, Institutional Class, 0.520% (d)	18,048,948

Total Short-Term Investments
(Cost $19,174,711)		19,174,711
RIGHTS — 0.0%
United States — 0.0%
860	Dyax CVR, Expires 12/31/19 †	—
180	Trius CVR † ‡‡	360

Total Rights (Cost $–)		360
Total Investments — 147.6%
(Cost $49,613,216)		56,265,932
Other Assets & Liabilities, Net — (47.6)%		(18,152,044)
NET ASSETS — 100.0%		$38,113,888

†	Non-income producing security.
‡‡	Expiration date is unavailable.
(a)	This security or a partial position of this security is on loan at June 30, 2016. The total market value of securities on loan at June 30, 2016 was $17,949,709 (Note 6).
(b)	Real Estate Investment Trust.
(c)	Rate shown is the 7-day effective yield as of June 30, 2016.
(d)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2016 was $18,048,948. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $39,400 (Note 6).

CVR — Contingent Value Rights
Ltd. — Limited
PLC — Public Limited Company

The following is a summary of the inputs used as of June 30, 2016 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3‡	Total
Common Stock	$37,090,861	$—	$—	$37,090,861
Short-Term Investments	19,174,711	—	—	19,174,711
Rights	—	—	360	360
Total Investments in Securities	$56,265,572	$—	$360	$56,265,932

‡	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the six months ended June 30, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the six months ended June 30, 2016,  there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0, or have been rounded to $0.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Schedule of Investments	June 30, 2016 (unaudited)

Shares		Value

COMMON STOCK — 98.4%††
Consumer Discretionary — 9.6%
8,055	Abercrombie & Fitch Co., Class A(a)	$143,460
200	AMC Entertainment Holdings, Inc., Class A(a)	5,522
5,060	American Eagle Outfitters, Inc.(a)	80,606
1,195	American Public Education, Inc.†	33,579
25	Arctic Cat, Inc.	425
3,864	Ascena Retail Group, Inc.†(a)	27,009
230	BJ's Restaurants, Inc.†(a)	10,081
1,825	Bob Evans Farms, Inc.(a)	69,259
2,025	Dana Holding Corp.	21,384
6,985	Denny's Corp.†(a)	74,949
130	DineEquity, Inc.	11,021
2,160	Ethan Allen Interiors, Inc.(a)	71,366
614	Flexsteel Industries, Inc.	24,327
30,190	Fred's, Inc., Class A(a)	486,361
1,725	Guess, Inc.(a)	25,961
21,031	Hooker Furniture Corp.(a)	451,956
340	Jack in the Box, Inc.	29,213
2,430	La-Z-Boy, Inc., Class Z	67,602
175	Marcus Corp.	3,692
1,139	Marriott Vacations Worldwide Corp.(a)	78,010
2,055	MDC Holdings, Inc.(a)	50,019
120	Meredith Corp.	6,229
1,495	Modine Manufacturing Co.†	13,156
5,995	National CineMedia, Inc.(a)	92,803
6,770	New York Times Co. (The), Class A(a)	81,917
1,200	Pier 1 Imports, Inc.(a)	6,168
951	Reading International, Inc., Class A†(a)	11,878
219	Red Robin Gourmet Burgers, Inc.†(a)	10,387
2,880	Rent-A-Center, Inc., Class A(a)	35,366
355	Ruby Tuesday, Inc.†(a)	1,282
9,965	Select Comfort Corp.†(a)	213,052
6,720	Stage Stores, Inc.(a)	32,794
39,900	Stoneridge, Inc.†(a)	596,106
935	Strayer Education, Inc.†(a)	45,937
4,220	Tailored Brands, Inc.(a)	53,425
30,255	Taylor Morrison Home Corp., Class A†	448,984
43,680	TRI Pointe Group, Inc.†(a)	516,298
		3,931,584
Consumer Staples — 7.8%
14,960	Aryzta AG ADR	276,461
6,120	Avon Products, Inc.	23,133
21,785	Britvic PLC ADR	346,896
595	Dean Foods Co.(a)	10,763
26,345	Elizabeth Arden, Inc.†	362,507
109	Ingles Markets, Inc., Class A(a)	4,066
12,328	Inter Parfums, Inc.(a)	352,211
9,085	John B. Sanfilippo & Son, Inc.(a)	387,294
775	Lancaster Colony Corp.	98,898
44,305	Landec Corp.†(a)	476,722
925	Nutraceutical International Corp.†(a)	21,414
290	Seneca Foods Corp., Class A†(a)	10,501
1,405	Snyder's-Lance, Inc.	47,615
7,405	TreeHouse Foods, Inc.†(a)	760,123
		3,178,604
Energy — 2.4%
8,180	Alon USA Energy, Inc.(a)	53,006
13,035	Archrock, Inc.(a)	122,790
4,393	Bristow Group, Inc.(a)	50,124
19,810	Cobalt International Energy, Inc.†(a)	26,545

Shares		Value
Energy — (continued)
5,180	Contango Oil & Gas Co.†	$63,403
8,175	Delek US Holdings, Inc.(a)	107,992
4,510	Dorian LPG, Ltd.†(a)	31,796
625	Era Group, Inc.†	5,875
485	Exterran Corp.†(a)	6,232
4,005	Newpark Resources, Inc.†(a)	23,189
6,630	Oasis Petroleum, Inc.†(a)	61,924
780	Oil States International, Inc.†(a)	25,647
1,410	Panhandle Oil and Gas, Inc., Class A	23,505
3,875	Parsley Energy, Inc., Class A†(a)	104,858
505	PDC Energy, Inc.†	29,093
1,965	RSP Permian, Inc.†(a)	68,559
7,600	Scorpio Tankers, Inc.(a)	31,920
990	SemGroup Corp., Class A	32,234
13,920	Synergy Resources Corp.†(a)	92,707
1,265	Unit Corp.†(a)	19,683
		981,082
Financials — 32.9%
2,160	Acadia Realty Trust(b)	76,723
1,955	Alexander & Baldwin, Inc.	70,654
8,200	Ambac Financial Group, Inc.†	134,972
4,693	American Equity Investment Life Holding Co.(a)	66,875
10,535	Ameris Bancorp(a)	312,889
499	Amerisafe, Inc.	30,549
16,010	Anworth Mortgage Asset Corp.(a) (b)	75,247
8,545	Apollo Commercial Real Estate Finance, Inc.(a) (b)	137,318
9,195	Ares Commercial Real Estate Corp.(a) (b)	113,007
863	Argo Group International Holdings, Ltd.(a)	44,790
549	Arrow Financial Corp.(a)	16,629
6,080	Ashford Hospitality Prime, Inc.(b)	85,971
1,740	Ashford Hospitality Trust, Inc.(b)	9,344
3,470	Astoria Financial Corp.(a)	53,195
410	Banco Latinoamericano de Comercio Exterior SA, Class E(a)	10,865
3,911	Bancorp, Inc.†(a)	23,544
4,355	BancorpSouth, Inc.(a)	98,815
3,022	Bank Mutual Corp.(a)	23,209
390	Bank of the Ozarks, Inc.(a)	14,633
2,133	BankFinancial Corp.(a)	25,575
70	Banner Corp.(a)	2,978
1,230	Beneficial Bancorp, Inc.†(a)	15,646
5,405	Berkshire Hills Bancorp, Inc.(a)	145,503
11,589	Boston Private Financial Holdings, Inc.	136,518
48,455	Brandywine Realty Trust(b)	814,044
1,670	Calamos Asset Management, Inc., Class A(a)	12,208
15,405	Capital Bank Financial Corp., Class A(a)	443,664
10,815	Capitol Federal Financial, Inc.(a)	150,869
10,070	Capstead Mortgage Corp.(a) (b)	97,679
400	Cathay General Bancorp(a)	11,280
1,640	CBL & Associates Properties, Inc.(a) (b)	15,268
11,903	Cedar Realty Trust, Inc.(a) (b)	88,439
2,420	CenterState Banks, Inc.(a)	38,115
1,200	Central Pacific Financial Corp.	28,320
519	Chemical Financial Corp.(a)	19,354
1,050	Chesapeake Lodging Trust(a) (b)	24,412
495	Citizens & Northern Corp.	10,009
569	City Holding Co.(a)	25,872
6,315	Clifton Bancorp, Inc.(a)	95,167
4,895	Colony Capital, Inc., Class A(a) (b)	75,138
2,360	Community Bank System, Inc.(a)	96,972

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Schedule of Investments	June 30, 2016 (unaudited)

Shares		Value
Financials — (continued)
8,580	Cousins Properties, Inc.(a) (b)	$89,232
1,090	CU Bancorp†	24,776
3,870	CYS Investments, Inc.(b)	32,392
1,807	DCT Industrial Trust, Inc.(a) (b)	86,808
695	DiamondRock Hospitality Co.(a) (b)	6,276
925	Dime Community Bancshares, Inc.	15,734
542	Dynex Capital, Inc.(a) (b)	3,761
1,693	Eagle Bancorp, Inc.†	81,450
565	EastGroup Properties, Inc.(a) (b)	38,940
1,330	Education Realty Trust, Inc.(b)	61,366
619	Employers Holdings, Inc.	17,963
1,419	Enterprise Financial Services Corp.(a)	39,576
3,171	Equity One, Inc.(b)	102,043
7,159	Ezcorp, Inc., Class A†(a)	54,122
2,657	FBL Financial Group, Inc., Class A(a)	161,200
327	Federated National Holding Co.(a)	6,226
3,020	FelCor Lodging Trust, Inc.(b)	18,815
6,018	First Busey Corp.(a)	128,725
277	First Citizens BancShares, Inc., Class A(a)	71,718
7,308	First Commonwealth Financial Corp.(a)	67,234
95	First Connecticut Bancorp, Inc.	1,573
2,730	First Financial Bancorp(a)	53,098
433	First Industrial Realty Trust, Inc.(a) (b)	12,046
3,515	First Midwest Bancorp, Inc.(a)	61,723
1,090	Flushing Financial Corp.(a)	21,669
6,578	FNB Corp.(a)	82,488
38,875	Forestar Group, Inc.†(a)	462,224
2,188	Fox Chase Bancorp, Inc.(a)	44,504
43	German American Bancorp, Inc.	1,375
125	Getty Realty Corp.(a) (b)	2,681
2,464	Glacier Bancorp, Inc.(a)	65,493
1,508	Global Indemnity PLC, Class A†(a)	41,515
2,910	Gramercy Property Trust(a) (b)	26,830
7,720	Greenhill & Co., Inc.(a)	124,292
3,365	Hallmark Financial Services, Inc.†	39,000
2,723	Hanmi Financial Corp.(a)	63,963
1,740	Hatteras Financial Corp.(b)	28,536
6,009	Healthcare Realty Trust, Inc.(a) (b)	210,255
18,160	Heritage Financial Corp.(a)	319,253
965	Hersha Hospitality Trust, Class A(a) (b)	16,550
2,990	Home BancShares, Inc.(a)	59,172
9,985	HomeStreet, Inc.†(a)	198,901
610	HomeTrust Bancshares, Inc.†(a)	11,285
1,100	Horace Mann Educators Corp.	37,169
1,745	Independent Bank Corp.(a)	25,320
828	Infinity Property & Casualty Corp.(a)	66,787
615	Invesco Mortgage Capital, Inc.(b)	8,419
21,515	Investors Bancorp, Inc.(a)	238,386
935	KCG Holdings, Inc., Class A†	12,436
1,775	Kennedy-Wilson Holdings, Inc.(a)	33,654
605	Kite Realty Group Trust(b)	16,958
9,660	LaSalle Hotel Properties(a) (b)	227,783
10,255	Lexington Realty Trust (b)	103,678
2,741	LTC Properties, Inc.(a) (b)	141,792
5,950	MB Financial, Inc.	215,866
1,224	Mercantile Bank Corp.(a)	29,205
10,680	Meridian Bancorp, Inc.	157,850
18,018	MGIC Investment Corp.†	107,207
395	National Health Investors, Inc.(a) (b)	29,661
371	National Western Life Group, Inc., Class A(a)	72,445
1,049	Navigators Group, Inc. (The)	96,477
1,641	NBT Bancorp, Inc.(a)	46,982
7,515	New Residential Investment Corp.(a) (b)	104,008

Shares		Value
Financials — (continued)
6,265	Northfield Bancorp, Inc.(a)	$92,910
455	Northwest Bancshares, Inc.(a)	6,748
2,860	OFG Bancorp	23,738
1,071	Oritani Financial Corp.(a)	17,125
807	Pacific Continental Corp.(a)	12,678
12,269	PacWest Bancorp(a)	488,061
7,800	PennyMac Mortgage Investment Trust(a) (b)	126,594
3,545	PHH Corp.†(a)	47,220
1,499	Pinnacle Financial Partners, Inc.(a)	73,226
589	Piper Jaffray Cos.†(a)	22,205
875	Potlatch Corp.(b)	29,838
11,045	PrivateBancorp, Inc., Class A	486,311
1,720	Prosperity Bancshares, Inc.(a)	87,703
230	Provident Financial Holdings, Inc.	4,209
419	Provident Financial Services, Inc.	8,229
805	PS Business Parks, Inc.(b)	85,394
6,635	Radian Group, Inc.	69,137
38,265	Ramco-Gershenson Properties Trust(a) (b)	750,377
2,690	RE, Class A(a)	108,299
8,195	Redwood Trust, Inc.(a) (b)	113,173
585	Renasant Corp.(a)	18,913
1,812	Republic Bancorp, Inc., Class A(a)	50,066
1,332	RLI Corp.(a)	91,615
3,779	RLJ Lodging Trust(a) (b)	81,060
52	RMR Group, Inc.	1,610
1,248	S&T Bancorp, Inc.(a)	30,514
75	Sabra Health Care, Inc.(b)	1,548
4,015	Select Income(a) (b)	104,350
1,520	Selective Insurance Group, Inc.	58,079
105	Sierra Bancorp(a)	1,752
1,274	Simmons First National Corp., Class A(a)	58,840
1,292	Southwest Bancorp, Inc.(a)	21,874
935	Sovran Self Storage, Inc.(b)	98,100
1,315	State Auto Financial Corp.(a)	28,812
1,610	Sterling Bancorp(a)	25,277
40	Stonegate Bank(a)	1,291
3,475	STORE Capital Corp.(b)	102,339
235	Summit Hotel Properties, Inc.(b)	3,111
1,320	Sun Communities, Inc.(b)	101,165
3,120	Sunstone Hotel Investors, Inc.(a) (b)	37,658
3,305	Territorial Bancorp, Inc.(a)	87,483
1,225	Texas Capital Bancshares, Inc.†(a)	57,281
2,410	TriState Capital Holdings, Inc.†(a)	33,089
5,090	Umpqua Holdings Corp.(a)	78,742
2,175	United Financial Bancorp, Inc.(a)	28,232
1,186	United Fire Group, Inc.(a)	50,322
1,505	Univest Corp of Pennsylvania(a)	31,635
140	Virtus Investment Partners, Inc.(a)	9,965
460	Waddell & Reed Financial, Inc., Class A(a)	7,921
4,500	Washington Federal, Inc.(a)	109,170
745	Washington Real Estate Investment Trust(a) (b)	23,438
170	Waterstone Financial, Inc.(a)	2,606
2,804	Webster Financial Corp.(a)	95,196
17,155	Western Alliance Bancorp†	560,111
3,525	Wilshire Bancorp, Inc.(a)	36,730
1,070	Wintrust Financial Corp.	54,570
		13,438,765
Health Care — 5.0%
715	Acorda Therapeutics, Inc.†(a)	18,236
140	Almost Family, Inc.†(a)	5,966
390	AMAG Pharmaceuticals, Inc.†(a)	9,329

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Schedule of Investments	June 30, 2016 (unaudited)

Shares		Value
Health Care — (continued)
555	Amphastar Pharmaceuticals, Inc.†	$8,946
7,830	Analogic Corp.(a)	622,015
7,515	Array BioPharma, Inc.†(a)	26,753
10	AtriCure, Inc.†(a)	142
9,620	Chimerix, Inc.†(a)	37,807
5,680	Community Health Systems, Inc.†(a)	68,444
1,329	CONMED Corp.(a)	63,433
2,015	Haemonetics Corp.†	58,415
945	HealthEquity, Inc.†(a)	28,714
1,546	HealthSouth Corp.(a)	60,016
2,100	Healthways, Inc.†(a)	24,255
495	ICU Medical, Inc.†	55,811
11,490	ImmunoGen, Inc.†(a)	35,389
9,130	Infinity Pharmaceuticals, Inc.†(a)	12,143
3,570	Insmed, Inc.†(a)	35,200
5,570	Invacare Corp.(a)	67,564
4,460	Kindred Healthcare, Inc.(a)	50,353
1,316	Magellan Health, Inc.†	86,553
690	Medicines Co. (The)†(a)	23,205
7,150	Meridian Bioscience, Inc.(a)	139,425
910	Merit Medical Systems, Inc.†(a)	18,045
799	National HealthCare Corp.(a)	51,727
405	OraSure Technologies, Inc.†(a)	2,394
945	Orthofix International NV†	40,068
910	Owens & Minor, Inc.(a)	34,016
188	PharMerica Corp.†(a)	4,636
20	Portola Pharmaceuticals, Inc., Class A†	472
1,520	Puma Biotechnology, Inc.†(a)	45,281
1,880	Quality Systems, Inc.(a)	22,391
880	Revance Therapeutics, Inc.†(a)	11,968
690	Sage Therapeutics, Inc.†(a)	20,790
11,220	Sagent Pharmaceuticals, Inc.†(a)	168,076
5,535	Vocera Communications, Inc.†	71,124
490	Wright Medical Group NV†(a)	8,511
		2,037,613
Industrials — 10.2%
1,852	AAR Corp.	43,226
210	Actuant Corp., Class A(a)	4,748
695	Aerovironment, Inc.†(a)	19,321
7,255	Albany International Corp., Class A(a)	289,692
730	American Science & Engineering, Inc.(a)	27,309
3,230	Applied Industrial Technologies, Inc.	145,802
2,690	ARC Document Solutions, Inc.†	10,464
1,585	Beacon Roofing Supply, Inc.†	72,070
6,570	Brady Corp., Class A	200,779
68	Briggs & Stratton Corp.(a)	1,440
2,185	CAI International, Inc.†(a)	16,388
3,284	Casella Waste Systems, Inc., Class A†(a)	25,780
1,500	CEB, Inc.	92,520
4,185	Chart Industries, Inc.†(a)	100,984
2,558	Comfort Systems USA, Inc.	83,314
1,280	Cubic Corp.(a)	51,405
1,555	Deluxe Corp.	103,205
3,315	DigitalGlobe, Inc.†(a)	70,908
2,245	Douglas Dynamics, Inc.(a)	57,764
2,305	DXP Enterprises, Inc.†(a)	34,414
797	EMCOR Group, Inc.	39,260
9,355	EnerSys, Inc.	556,342
4,990	Ennis, Inc.	95,708
710	Essendant, Inc.	21,698
1,496	Esterline Technologies Corp.†	92,812
2,140	Federal Signal Corp.(a)	27,563
6,660	General Cable Corp.(a)	84,649

Shares		Value
Industrials — (continued)
12,030	GP Strategies Corp.†(a)	$260,931
2,655	Graham Corp.(a)	48,905
650	Harsco Corp.	4,316
307	HEICO Corp.(a)	20,511
300	HNI Corp.(a)	13,947
1,079	Hyster-Yale Materials Handling, Inc.	64,190
240	Kaman Corp.(a)	10,205
6,660	Kennametal, Inc.(a)	147,253
1,465	Kimball International, Inc., Class B	16,672
1,875	Knoll, Inc.	45,525
11,115	Marten Transport, Ltd.(a)	220,077
854	Miller Industries, Inc.	17,584
200	Mobile Mini, Inc.(a)	6,928
1,063	Moog, Inc., Class A†	57,317
1,945	MRC Global, Inc.†	27,638
3,955	Navigant Consulting, Inc.†(a)	63,873
3,689	Orbital ATK, Inc.(a)	314,081
600	Quad	13,974
4,815	Raven Industries, Inc.(a)	91,196
1,250	Roadrunner Transportation Systems, Inc.†	9,325
2,565	Simpson Manufacturing Co., Inc.	102,523
2,640	TAL International Group, Inc.	35,402
865	Teledyne Technologies, Inc.†(a)	85,678
1,222	Tennant Co.(a)	65,829
1,060	Triumph Group, Inc.(a)	37,630
1,425	Wabash National Corp.†(a)	18,097
		4,169,172
Information Technology — 15.2%
30	Actua Corporation†(a)	271
2,005	ADTRAN, Inc.	37,393
290	Anixter International, Inc.†	15,451
8,915	AVX Corp.(a)	121,066
9,265	Bankrate, Inc.†(a)	69,302
1,750	Black Box Corp.(a)	22,890
3,505	Brooks Automation, Inc.(a)	39,326
533	CACI International, Inc., Class A†	48,189
300	Cardtronics, Inc.†(a)	11,943
930	ChannelAdvisor Corp.†	13,476
9,775	Coherent, Inc.†(a)	897,149
3,420	Cohu, Inc.	37,107
7,674	Comtech Telecommunications Corp.(a)	98,534
1,928	CTS Corp.(a)	34,550
5,331	Digi International, Inc.†	57,202
2,550	EarthLink Holdings Corp.(a)	16,320
7,280	EnerNOC, Inc.†(a)	46,010
38,315	Entegris, Inc.†	554,418
3,075	Euronet Worldwide, Inc.†(a)	212,759
280	Fairchild Semiconductor International, Inc., Class A†	5,558
3,075	Finisar Corp.†(a)	53,843
110	FormFactor, Inc.†(a)	989
1,800	Immersion Corp.†(a)	13,212
2,912	Insight Enterprises, Inc.†(a)	75,712
21,190	Integrated Device Technology, Inc.†(a)	426,555
1,375	InterDigital, Inc.(a)	76,560
5,010	Intersil Corp., Class A	67,835
3,740	Ixia†	36,727
290	IXYS Corp.(a)	2,973
9,415	Kimball Electronics, Inc.†(a)	117,217
122,900	Lattice Semiconductor Corp.†(a)	657,515
9,723	Liquidity Services, Inc.†	76,228
1,010	ManTech International Corp., Class A(a)	38,198
710	Mentor Graphics Corp.(a)	15,095

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Schedule of Investments	June 30, 2016 (unaudited)

Shares		Value
Information Technology — (continued)
5	Mercury Systems, Inc.†	$124
112,195	Mitel Networks Corp.†(a)	705,707
2,790	MKS Instruments, Inc.	120,137
869	NETGEAR, Inc.†	41,312
43,240	Novanta, Inc.†(a)	655,086
60	NVE Corp.(a)	3,519
4,399	Photronics, Inc.†(a)	39,195
1,095	Plexus Corp.†(a)	47,304
1,610	Polycom, Inc.†	18,112
3,385	Progress Software Corp.†(a)	92,952
1,835	QLogic Corp.†	27,048
285	Reis, Inc.	7,097
905	Rogers Corp.†	55,295
4,405	Rovi Corp.†(a)	68,894
3,340	Rubicon Project, Inc.†	45,591
436	ScanSource, Inc.†(a)	16,180
154	Semtech Corp.†	3,675
4,530	ShoreTel, Inc.†(a)	30,306
3,020	Silicon Graphics International Corp.†	15,190
891	Silicon Laboratories, Inc.†	43,427
3,340	Sonus Networks, Inc.†	29,025
4,900	Telenav, Inc.†(a)	24,990
3,360	Tessera Technologies, Inc.(a)	102,950
615	Vishay Intertechnology, Inc.(a)	7,620
		6,198,309
Materials — 8.8%
1,315	A Schulman, Inc.	32,112
6,395	American Vanguard Corp.(a)	96,629
17,940	Boise Cascade Co.†(a)	411,723
6,295	Calgon Carbon Corp.	82,779
337	Carpenter Technology Corp.(a)	11,097
6,370	Century Aluminum Co.†(a)	40,322
2,915	Deltic Timber Corp.(a)	195,684
5,585	Ferroglobe PLC	48,087
5,583	FutureFuel Corp.	60,743
4,292	Greif, Inc., Class A(a)	159,963
1,725	Innophos Holdings, Inc.	72,812
2,155	Innospec, Inc.(a)	99,109
185	KMG Chemicals, Inc.	4,808
1,675	Kronos Worldwide, Inc.(a)	8,794
19,495	Louisiana-Pacific Corp.†(a)	338,238
3,050	LSB Industries, Inc.†(a)	36,844
16,820	Materion Corp.(a)	416,463
6,219	Neenah Paper, Inc.(a)	450,069
1,700	Olin Corp.	42,228
10,260	PH Glatfelter Co.(a)	200,686
4,785	Schnitzer Steel Industries, Inc., Class A(a)	84,216
7,100	Schweitzer-Mauduit International, Inc.	250,488
1,129	Sensient Technologies Corp.(a)	80,204
10,310	Stillwater Mining Co.†(a)	122,277
4,290	SunCoke Energy, Inc.	24,968
6,720	TimkenSteel Corp.(a)	64,646
2,105	Tredegar Corp.	33,932
11,515	Tronox, Ltd., Class A(a)	50,781
1,525	Worthington Industries, Inc.	64,508
		3,585,210
Telecommunication Services — 0.2%
18,200	Cincinnati Bell, Inc.†(a)	83,174

Utilities — 6.3%
1,890	ALLETE, Inc.	122,151
2,304	American States Water Co.	100,961

Shares		Value
Utilities — (continued)
4,325	Artesian Resources Corp., Class A(a)	$146,704
345	Avista Corp.	15,456
1,545	Black Hills Corp.(a)	97,397
225	Connecticut Water Service, Inc.(a)	12,645
1,264	El Paso Electric Co.(a)	59,749
1,964	IDACORP, Inc.	159,771
683	MGE Energy, Inc.(a)	38,600
2,850	New Jersey Resources Corp.(a)	109,868
765	Northwest Natural Gas Co.(a)	49,587
1,105	NorthWestern Corp.(a)	69,692
929	ONE Gas, Inc.(a)	61,862
280	Otter Tail Corp.(a)	9,377
13,699	PNM Resources, Inc.	485,493
2,793	Portland General Electric Co.	123,227
898	SJW Corp.(a)	35,363
620	South Jersey Industries, Inc.(a)	19,605
1,109	Southwest Gas Corp.	87,289
8,480	Spire, Inc.(a)	600,723
1,704	WGL Holdings, Inc.(a)	120,626
1,560	York Water Co.(a)	49,983
		2,576,129
Total Common Stock
(Cost $35,976,866)		40,179,642

SHORT-TERM INVESTMENTS (c) — 49.8%
511,526	Northern Trust Institutional Government Select Portfolio, Institutional Class, 0.240%	511,526
19,845,425	Northern Trust Institutional Liquid Asset Portfolio, Institutional Class, 0.520%(d)	19,845,425

Total Short-Term Investments
(Cost $20,356,951)		20,356,951
Total Investments — 148.2%
(Cost $56,333,817)		60,536,593
Other Assets & Liabilities, Net — (48.2)%		(19,700,293)
NET ASSETS — 100.0%		$40,836,300

††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
†	Non-income producing security.
(a)	This security or a partial position of this security is on loan at June 30, 2016. The total market value of securities on loan at June 30, 2016 was $19,951,795 (Note 6).
(b)	Real Estate Investment Trust.
(c)	Rate shown is the 7-day effective yield as of June 30, 2016.
(d)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2016 was $19,845,425. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $322,288 (Note 6).

ADR — American Depositary Receipt
Ltd. — Limited
PLC— Public Limited Company

As of June 30, 2016, all of the Portfolio’s investments were considered Level 1. For the six months ended June 30, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the six months ended June 30, 2016, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

Wilshire Mutual Funds, Inc. Wilshire 5000 IndexSM Fund Schedule of Investments	June 30, 2016 (unaudited)

Shares		Value

COMMON STOCK — 99.2%
Consumer Discretionary — 12.7%
300	1-800-Flowers.com, Inc., Class A†	$2,706
90	A H Belo Corp., Class A	450
975	Aaron's, Inc.	21,343
900	Abercrombie & Fitch Co., Class A	16,029
700	Advance Auto Parts, Inc.	113,141
4,279	Amazon.com, Inc.†	3,062,138
356	AMC Networks, Inc., Class A†	21,510
550	American Axle & Manufacturing Holdings, Inc.†	7,964
1,725	American Eagle Outfitters, Inc.(a)	27,479
300	American Public Education, Inc.†	8,430
1,350	Apollo Education Group, Inc., Class A†	12,312
450	Aramark	15,039
272	Asbury Automotive Group, Inc.†	14,345
1,789	Ascena Retail Group, Inc.†(a)	12,505
200	Ascent Capital Group, Inc., Class A†	3,078
811	Autoliv, Inc.	87,142
850	AutoNation, Inc.†(a)	39,933
206	AutoZone, Inc.†	163,531
347	Barnes & Noble Education, Inc.†	3,522
550	Barnes & Noble, Inc.	6,242
200	Beazer Homes USA, Inc.†(a)	1,550
1,550	Bed Bath & Beyond, Inc.	66,991
2,450	Best Buy Co., Inc.	74,970
200	Big 5 Sporting Goods Corp.(a)	1,854
500	Big Lots, Inc.	25,055
40	Biglari Holdings, Inc.†(a)	16,134
300	BJ's Restaurants, Inc.†	13,149
250	Blue Nile, Inc.	6,845
300	Bob Evans Farms, Inc.	11,385
2,360	BorgWarner, Inc.	69,667
725	Boyd Gaming Corp.†(a)	13,340
1,000	Bravo Brio Restaurant Group, Inc.†	8,190
500	Bridgepoint Education, Inc.†(a)	3,620
300	Bright Horizons Family Solutions, Inc.†	19,893
475	Brinker International, Inc.(a)	21,627
850	Brunswick Corp.	38,522
350	Buckle, Inc. (The)(a)	9,097
166	Buffalo Wild Wings, Inc.†(a)	23,066
300	Burlington Stores, Inc.†	20,013
500	Cabela's, Inc.†	25,030
834	CalAtlantic Group, Inc.	30,616
425	Caleres, Inc.	10,289
500	Callaway Golf Co.	5,105
500	Career Education Corp.†(a)	2,975
1,780	CarMax, Inc.†(a)	87,273
300	Carmike Cinemas, Inc.†	9,036
3,850	Carnival Corp.	170,170
550	Carter's, Inc.	58,558
300	Cato Corp. (The), Class A(a)	11,316
3,908	CBS Corp., Class B(a)	212,752
2,082	Charter Communications, Inc., Class A†	476,131
300	Cheesecake Factory, Inc. (The)	14,442
1,300	Chico's FAS, Inc.	13,923
300	Children's Place Retail Stores, Inc. (The)(a)	24,054
237	Chipotle Mexican Grill, Inc., Class A†(a)	95,454
450	Choice Hotels International, Inc.(a)	21,429
167	Churchill Downs, Inc.(a)	21,102
1,125	Cinemark Holdings, Inc.	41,017
50	Citi Trends, Inc.	777
1,000	Clear Channel Outdoor Holdings, Inc., Class A(a)	6,220

Shares		Value
Consumer Discretionary — (continued)
2,850	Coach, Inc.(a)	$116,109
110	Collectors Universe, Inc.	2,173
400	Columbia Sportswear Co.	23,016
23,796	Comcast Corp., Class A	1,551,261
500	Conn's, Inc.†(a)	3,760
425	Cooper Tire & Rubber Co.	12,673
506	Core-Mark Holding Co., Inc.	23,711
191	Cracker Barrel Old Country Store, Inc.(a)	32,751
1,200	Crocs, Inc.†(a)	13,536
50	CSS Industries, Inc.(a)	1,340
679	CST Brands, Inc.	29,251
2,025	Dana Holding Corp.	21,384
975	Darden Restaurants, Inc.	61,756
325	Deckers Outdoor Corp.†(a)	18,694
200	Demand Media, Inc.†	1,034
775	DeVry Education Group, Inc.(a)	13,826
902	Dick's Sporting Goods, Inc.(a)	40,644
347	Dillard's, Inc., Class A(a)	21,028
1,298	Discovery Communications, Inc., Class C†	30,957
1,523	Discovery Communications, Inc., Class A†(a)	38,425
2,100	DISH Network Corp., Class A†	110,040
600	Dollar General Corp.	56,400
2,448	Dollar Tree, Inc.†	230,700
279	Domino's Pizza, Inc.(a)	36,655
300	Dorman Products, Inc.†(a)	17,160
2,948	DR Horton, Inc.	92,803
475	DreamWorks Animation SKG, Inc., Class A†	19,413
300	Drew Industries, Inc.	25,452
1,150	DSW, Inc., Class A(a)	24,357
528	Eldorado Resorts, Inc.†(a)	8,023
20	Empire Resorts, Inc.†(a)	316
250	Entercom Communications Corp., Class A	3,392
100	Entravision Communications Corp., Class A	672
526	EW Scripps Co. (The), Class A†(a)	8,332
857	Expedia, Inc.	91,099
1,000	Express, Inc.†	14,510
200	Famous Dave's of America, Inc.†(a)	1,006
1,500	Federal-Mogul Holdings Corp.†(a)	12,465
300	Fiesta Restaurant Group, Inc.†(a)	6,543
1,400	Foot Locker, Inc.(a)	76,804
40,460	Ford Motor Co.(a)	508,582
400	Fossil Group, Inc.†(a)	11,412
700	Fred's, Inc., Class A(a)	11,277
600	Gaiam, Inc., Class A†	4,644
1,025	GameStop Corp., Class A(a)	27,245
1,050	Gannett Co., Inc.	14,501
3,175	Gap, Inc. (The)(a)	67,374
14,700	General Motors Co.	416,010
300	Genesco, Inc.†(a)	19,293
2,895	Gentex Corp.(a)	44,728
375	Gentherm, Inc.†	12,844
1,461	Genuine Parts Co.(a)	147,927
275	G-III Apparel Group, Ltd.†	12,573
100	Golden Entertainment, Inc.	1,169
2,825	Goodyear Tire & Rubber Co. (The)	72,489
300	GoPro, Inc., Class A†(a)	3,243
500	Grand Canyon Education, Inc.†	19,960
1,000	Gray Television, Inc.†	10,850
45	Green Brick Partners, Inc.†(a)	327
223	Group 1 Automotive, Inc.(a)	11,007
400	Guess, Inc.(a)	6,020

Wilshire Mutual Funds, Inc. Wilshire 5000 IndexSM Fund Schedule of Investments	June 30, 2016 (unaudited)

Shares		Value
Consumer Discretionary — (continued)
2,110	H&R Block, Inc.	$48,530
3,820	Hanesbrands, Inc.	95,996
1,875	Harley-Davidson, Inc.(a)	84,938
561	Harman International Industries, Inc.	40,291
900	Hasbro, Inc.	75,591
219	Helen of Troy, Ltd.†(a)	22,522
200	Hibbett Sports, Inc.†(a)	6,958
1,425	Hilton Worldwide Holdings, Inc.	32,105
12,084	Home Depot, Inc. (The)	1,543,006
200	Hooker Furniture Corp.	4,298
418	HSN, Inc.(a)	20,453
300	Hyatt Hotels Corp., Class A†(a)	14,742
450	Iconix Brand Group, Inc.†(a)	3,042
237	International Speedway Corp., Class A	7,928
4,272	Interpublic Group of Cos., Inc. (The)	98,683
1,491	Interval Leisure Group, Inc.	23,707
300	iRobot Corp.†	10,524
3,442	J.C. Penney Co., Inc.†(a)	30,565
350	Jack in the Box, Inc.	30,072
500	John Wiley & Sons, Inc., Class A	26,090
6,425	Johnson Controls, Inc.	284,370
300	K12, Inc.†	3,747
1,275	Kate Spade & Co.†	26,278
800	KB Home(a)	12,168
1,800	Kohl's Corp.(a)	68,256
675	Krispy Kreme Doughnuts, Inc.†(a)	14,148
2,140	L Brands, Inc.	143,658
278	Lands' End, Inc.†(a)	4,565
4,427	Las Vegas Sands Corp.(a)	192,530
425	La-Z-Boy, Inc., Class Z	11,824
818	Lear Corp.	83,240
1,210	Leggett & Platt, Inc.	61,843
1,550	Lennar Corp., Class A(a)	71,455
250	Libbey, Inc.	3,973
900	Liberty Broadband Corp., Class A†	53,460
638	Liberty Broadband Corp., Class C†(a)	38,280
3,425	Liberty Interactive Corp., Class A†	86,892
900	Liberty Media Group, Class A†	17,226
638	Liberty Media Group, Class C†	12,103
790	Liberty TripAdvisor Holdings, Inc., Class A†	17,285
1,253	Liberty Ventures, Ser A†	46,449
700	Lifetime Brands, Inc.	10,213
1,250	Lions Gate Entertainment Corp.(a)	25,288
234	Lithia Motors, Inc., Class A	16,630
912	Live Nation Entertainment, Inc.†	21,432
2,800	LKQ Corp.†	88,760
300	Loral Space & Communications, Inc.†(a)	10,581
9,032	Lowe's Cos., Inc.	715,063
241	Lumber Liquidators Holdings, Inc.†(a)	3,716
3,298	Macy's, Inc.	110,846
193	Madison Square Garden Co.†	33,294
100	Marcus Corp.	2,110
700	Marine Products Corp.(a)	5,922
1,977	Marriott International, Inc., Class A(a)	131,391
278	Marriott Vacations Worldwide Corp.(a)	19,040
3,355	Mattel, Inc.(a)	104,978
300	Mattress Firm Holding Corp.†(a)	10,065
8,947	McDonald's Corp.	1,076,682
571	MDC Holdings, Inc.(a)	13,898
794	Media General, Inc.†	13,649
500	Meritage Homes Corp.†(a)	18,770
4,425	MGM Resorts International†	100,138
632	Mohawk Industries, Inc.†	119,928
1,600	Monarch Casino & Resort, Inc.†(a)	35,152
325	Monro Muffler Brake, Inc.(a)	20,657

Shares		Value
Consumer Discretionary — (continued)
300	Motorcar Parts of America, Inc.†	$8,154
300	Movado Group, Inc.(a)	6,504
581	MSG Networks, Inc.†	8,913
518	Murphy USA, Inc.†	38,415
200	NACCO Industries, Inc., Class A(a)	11,200
500	National CineMedia, Inc.(a)	7,740
50	Nautilus, Inc.†	892
4,018	Netflix, Inc.†	367,567
301	New Media Investment Group, Inc.(a)	5,439
1,050	New York Times Co. (The), Class A(a)	12,705
4,690	Newell Brands, Inc.	227,793
2,853	News Corp., Class A	32,382
300	Nexstar Broadcasting Group, Inc., Class A(a)	14,274
12,924	NIKE, Inc., Class B	713,405
1,300	Nordstrom, Inc.(a)	49,465
325	Norwegian Cruise Line Holdings, Ltd.†(a)	12,948
40	NVR, Inc.†	71,214
2,467	Omnicom Group, Inc.(a)	201,036
1,042	O'Reilly Automotive, Inc.†(a)	282,486
650	Orleans Homebuilders, Inc.†	—
200	Outerwall, Inc.(a)	8,400
300	Overstock.com, Inc.†	4,833
50	Oxford Industries, Inc.	2,831
200	Panera Bread Co., Class A†(a)	42,388
300	Papa John's International, Inc.(a)	20,400
700	Penske Automotive Group, Inc.(a)	22,022
100	Perry Ellis International, Inc.†(a)	2,012
800	Pinnacle Entertainment, Inc.†	8,864
540	Polaris Industries, Inc.(a)	44,150
450	Pool Corp.	42,313
100	Popeyes Louisiana Kitchen, Inc.†	5,464
525	Priceline Group, Inc.†	655,415
2,865	PulteGroup, Inc.(a)	55,839
782	PVH Corp.	73,688
580	Ralph Lauren Corp., Class A(a)	51,980
1,500	RCI Hospitality Holdings, Inc.	15,285
925	Regal Entertainment Group, Class A(a)	20,387
200	Regis Corp.†(a)	2,490
4,603	Restaurant Brands International, Inc.(a)	191,485
116	Restoration Hardware Holdings, Inc.†(a)	3,327
100	Rocky Brands, Inc.	1,142
3,850	Ross Stores, Inc.	218,257
1,643	Royal Caribbean Cruises, Ltd.(a)	110,327
500	Ruby Tuesday, Inc.†(a)	1,805
100	Salem Media Group, Inc., Class A(a)	722
700	Sally Beauty Holdings, Inc.†	20,587
325	Scholastic Corp.(a)	12,873
1,500	Scientific Games Corp., Class A†(a)	13,785
926	Scripps Networks Interactive, Inc., Class A(a)	57,662
625	Sears Holdings Corp.†(a)	8,506
325	SeaWorld Entertainment, Inc.(a)	4,657
188	Select Comfort Corp.†(a)	4,019
223	Sequential Brands Group, Inc.†(a)	1,779
2,000	Service Corp. International	54,080
475	ServiceMaster Global Holdings, Inc.†	18,905
600	Shoe Carnival, Inc.(a)	15,036
400	Shutterfly, Inc.†(a)	18,644
793	Signet Jewelers, Ltd.(a)	65,351
900	Sinclair Broadcast Group, Inc., Class A	26,874
22,650	Sirius XM Holdings, Inc.†(a)	89,468
600	Six Flags Entertainment Corp.	34,770
1,050	Skechers U.S.A., Inc., Class A†(a)	31,206
475	Smith & Wesson Holding Corp.†(a)	12,911
300	Sonic Automotive, Inc., Class A(a)	5,133

Wilshire Mutual Funds, Inc. Wilshire 5000 IndexSM Fund Schedule of Investments	June 30, 2016 (unaudited)

Shares		Value
Consumer Discretionary — (continued)
800	Sonic Corp.(a)	$21,640
903	Sotheby's(a)	24,742
75	Spartan Motors, Inc.	470
400	Speedway Motorsports, Inc.(a)	7,100
552	Stage Stores, Inc.(a)	2,694
300	Standard Motor Products, Inc.	11,934
5,675	Staples, Inc.(a)	48,919
14,273	Starbucks Corp.	815,274
1,738	Starwood Hotels & Resorts Worldwide, Inc.	128,525
1,177	Starz†	35,216
600	Steven Madden, Ltd.†	20,508
150	Superior Industries International, Inc.	4,017
600	Systemax, Inc.†(a)	5,118
475	Tailored Brands, Inc.(a)	6,014
6,207	Target Corp.	433,373
2,100	TEGNA, Inc.(a)	48,657
416	Tempur Sealy International, Inc.†(a)	23,013
450	Tenneco, Inc.†	20,975
625	Tesla Motors, Inc.†(a)	132,675
475	Texas Roadhouse, Inc., Class A(a)	21,660
3,600	Thomson Reuters Corp.(a)	145,512
500	Thor Industries, Inc.(a)	32,370
1,035	Tiffany & Co.(a)	62,762
8,197	Time Warner, Inc.	602,807
1,304	Time, Inc.	21,464
6,350	TJX Cos., Inc.	490,411
1,500	Toll Brothers, Inc.†	40,365
325	TopBuild Corp.†	11,765
1,437	Tractor Supply Co.	131,026
200	Trans World Entertainment Corp.†	750
1,900	TRI Pointe Group, Inc.†(a)	22,458
934	TripAdvisor, Inc.†(a)	60,056
200	Tuesday Morning Corp.†(a)	1,404
300	Tupperware Brands Corp.(a)	16,884
9,988	Twenty-First Century Fox, Inc., Class A	270,175
697	Ulta Salon Cosmetics & Fragrance, Inc.†	169,817
1,600	Under Armour, Inc., Class A†(a)	64,208
1,611	Under Armour, Inc., Class C†(a)	58,653
200	Universal Electronics, Inc.†	14,456
800	Urban Outfitters, Inc.†	22,000
138	Vail Resorts, Inc.	19,076
2,675	VF Corp.	164,486
3,207	Viacom, Inc., Class B(a)	132,994
400	Vista Outdoor, Inc.†	19,092
400	Visteon Corp.	26,324
300	Vitamin Shoppe, Inc.†(a)	9,171
15,550	Walt Disney Co. (The)	1,521,101
296	Weight Watchers International, Inc.†(a)	3,442
2,500	Wendy's Co. (The)	24,050
729	Whirlpool Corp.(a)	121,481
500	Williams-Sonoma, Inc.(a)	26,065
500	Winnebago Industries, Inc.(a)	11,460
1,175	Wolverine World Wide, Inc.	23,876
600	World Wrestling Entertainment, Inc., Class A(a)	11,046
876	Wyndham Worldwide Corp.(a)	62,397
904	Wynn Resorts, Ltd.(a)	81,939
4,212	Yum! Brands, Inc.	349,259
300	Zumiez, Inc.†(a)	4,293
		26,758,439
Consumer Staples — 9.8%
200	Alico, Inc.	6,050
19,575	Altria Group, Inc.	1,349,892
375	Andersons, Inc. (The)	13,327
5,661	Archer-Daniels-Midland Co.	242,800

Shares		Value
Consumer Staples — (continued)
100	Armstrong Flooring, Inc.†	$1,695
4,725	Avon Products, Inc.	17,860
550	B&G Foods, Inc., Class A(a)	26,510
100	Boston Beer Co., Inc. (The), Class A†(a)	17,103
1,228	Brown-Forman Corp., Class B(a)	122,505
1,350	Bunge, Ltd.	79,853
300	Calavo Growers, Inc.(a)	20,100
318	Cal-Maine Foods, Inc.(a)	14,094
1,975	Campbell Soup Co.	131,397
400	Casey's General Stores, Inc.	52,604
1,300	Church & Dwight Co., Inc.	133,757
1,174	Clorox Co. (The)	162,470
40,315	Coca-Cola Co. (The)	1,827,479
2,095	Coca-Cola European Partners PLC	74,771
8,811	Colgate-Palmolive Co.	644,965
4,473	ConAgra Foods, Inc.	213,854
1,772	Constellation Brands, Inc., Class A	293,089
4,480	Costco Wholesale Corp.	703,539
725	Coty, Inc., Class A(a)	18,843
10,947	CVS Health Corp.	1,048,066
1,067	Dean Foods Co.(a)	19,302
1,786	Dr. Pepper Snapple Group, Inc.	172,581
592	Edgewell Personal Care Co.	49,971
592	Energizer Holdings, Inc.	30,482
2,001	Estee Lauder Cos., Inc. (The), Class A	182,131
2,230	Flowers Foods, Inc.(a)	41,812
100	Fresh Del Monte Produce, Inc.(a)	5,443
5,850	General Mills, Inc.	417,222
900	Hain Celestial Group, Inc. (The)†(a)	44,775
650	Herbalife, Ltd.†(a)	38,045
1,643	Hershey Co. (The)(a)	186,464
2,800	Hormel Foods Corp.(a)	102,480
2,500	HRG Group, Inc.†	34,325
150	Ingles Markets, Inc., Class A(a)	5,595
655	Ingredion, Inc.	84,764
300	Inter Parfums, Inc.	8,571
170	J&J Snack Foods Corp.	20,276
1,154	JM Smucker Co. (The)	175,881
2,875	Kellogg Co.	234,744
3,519	Kimberly-Clark Corp.	483,792
6,257	Kraft Heinz Co.(a)	553,619
9,400	Kroger Co. (The)	345,826
212	Lancaster Colony Corp.	27,053
1,075	Manitowoc Foodservice, Inc.†(a)	18,942
70	Mannatech, Inc.†	1,417
1,027	McCormick & Co., Inc.	109,550
1,676	Mead Johnson Nutrition Co., Class A	152,097
200	MGP Ingredients, Inc.(a)	7,646
1,500	Molson Coors Brewing Co., Class B	151,695
15,671	Mondelez International, Inc., Class A	713,187
1,282	Monster Beverage Corp.†	206,030
700	Nu Skin Enterprises, Inc., Class A(a)	32,333
100	Nuvectra Corp.†(a)	740
14,726	PepsiCo, Inc.	1,560,072
14,088	Philip Morris International, Inc.	1,433,031
650	Pilgrim's Pride Corp.(a)	16,562
375	Pinnacle Foods, Inc.	17,359
650	Post Holdings, Inc.†(a)	53,748
215	PriceSmart, Inc.(a)	20,118
27,422	Procter & Gamble Co. (The)	2,321,821
9,075	Reynolds American, Inc.	489,415
10,550	Rite Aid Corp.†	79,019
70	Rocky Mountain Chocolate Factory, Inc.	710
243	Sanderson Farms, Inc.	21,054
710	Snyder's-Lance, Inc.(a)	24,062
400	SpartanNash Co.	12,232

Wilshire Mutual Funds, Inc. Wilshire 5000 IndexSM Fund Schedule of Investments	June 30, 2016 (unaudited)

Shares		Value
Consumer Staples — (continued)
300	Sprouts Farmers Market, Inc.†(a)	$6,870
2,050	SUPERVALU, Inc.†	9,676
6,000	Sysco Corp.	304,440
327	Tootsie Roll Industries, Inc.(a)	12,599
501	TreeHouse Foods, Inc.†	51,428
2,405	Tyson Foods, Inc., Class A	160,630
450	United Natural Foods, Inc.†	21,060
300	Universal Corp.(a)	17,322
59	USANA Health Sciences, Inc.†(a)	6,574
1,274	Vector Group, Ltd.(a)	28,563
9,803	Walgreens Boots Alliance, Inc.	816,296
16,404	Wal-Mart Stores, Inc.	1,197,820
145	WD-40 Co.(a)	17,030
1,121	WhiteWave Foods Co., Class A†	52,620
3,100	Whole Foods Market, Inc.(a)	99,262
		20,726,807
Energy — 6.8%
250	Alon USA Energy, Inc.	1,620
5,164	Anadarko Petroleum Corp.	274,983
800	Antero Resources Corp.†	20,784
4,038	Apache Corp.	224,795
812	Archrock, Inc.	7,649
600	Atwood Oceanics, Inc.	7,512
4,245	Baker Hughes, Inc.	191,577
400	Bill Barrett Corp.†	2,556
300	BP Prudhoe Bay Royalty Trust	5,544
200	Bristow Group, Inc.(a)	2,282
3,700	Cabot Oil & Gas Corp.	95,238
473	California Resources Corp.(a)	5,766
1,500	Callon Petroleum Co.†	16,845
150	CARBO Ceramics, Inc.(a)	1,965
400	Carrizo Oil & Gas, Inc.†(a)	14,340
2,400	Cheniere Energy, Inc.†	90,120
6,875	Chesapeake Energy Corp.(a)	29,425
19,392	Chevron Corp.	2,032,863
886	Cimarex Energy Co.	105,718
113	Clayton Williams Energy, Inc.†(a)	3,103
3,590	Columbia Pipeline Group, Inc.	91,509
1,122	Concho Resources, Inc.†(a)	133,821
11,917	ConocoPhillips	519,581
2,600	Consol Energy, Inc.(a)	41,834
830	Continental Resources, Inc.†(a)	37,574
200	Cross Timbers Royalty Trust	3,626
78	Dawson Geophysical Co.†(a)	636
175	Delek US Holdings, Inc.	2,312
3,779	Denbury Resources, Inc.(a)	13,567
4,416	Devon Energy Corp.	160,080
850	Diamond Offshore Drilling, Inc.	20,681
650	Diamondback Energy, Inc.†(a)	59,286
445	Dril-Quip, Inc.†(a)	26,001
822	Enbridge Energy Management LLC†	18,914
790	Energen Corp.(a)	38,086
1,550	EnLink Midstream LLC(a)	24,660
5,063	EOG Resources, Inc.	422,355
1,560	EQT Corp.	120,791
300	Era Group, Inc.†	2,820
406	Exterran Corp.†(a)	5,217
42,764	Exxon Mobil Corp.	4,008,697
1,606	FMC Technologies, Inc.†	42,832
300	Forum Energy Technologies, Inc.†(a)	5,193
226	Geospace Technologies Corp.†(a)	3,700
300	Green Plains, Inc.	5,916
381	Gulf Island Fabrication, Inc.	2,644
900	Gulfport Energy Corp.†	28,134
8,181	Halliburton Co.	370,517
1,000	Helix Energy Solutions Group, Inc.†(a)	6,760

Shares		Value
Energy — (continued)
850	Helmerich & Payne, Inc.(a)	$57,061
2,949	Hess Corp.(a)	177,235
1,758	HollyFrontier Corp.(a)	41,788
500	Hornbeck Offshore Services, Inc.†(a)	4,170
12,560	Kinder Morgan, Inc.	235,123
1,500	Laredo Petroleum, Inc.†	15,720
7,272	Marathon Oil Corp.	109,153
5,581	Marathon Petroleum Corp.	211,855
375	Matador Resources Co.†(a)	7,425
450	Matrix Service Co.†	7,421
2,875	McDermott International, Inc.†(a)	14,202
550	Memorial Resource Development Corp.†	8,734
1,575	Murphy Oil Corp.(a)	50,006
3,100	Nabors Industries, Ltd.	31,155
3,736	National Oilwell Varco, Inc.(a)	125,716
1,525	Newfield Exploration Co.†	67,374
875	Newpark Resources, Inc.†(a)	5,066
3,137	Noble Energy, Inc.	112,524
1,000	Northern Oil and Gas, Inc.†	4,620
7,866	Occidental Petroleum Corp.	594,355
800	Oceaneering International, Inc.	23,888
500	Oil States International, Inc.†	16,440
2,050	ONEOK, Inc.	97,272
1	Pacific Ethanol, Inc.†(a)	5
650	Parsley Energy, Inc., Class A†	17,589
1,950	Patterson-UTI Energy, Inc.(a)	41,574
975	PBF Energy, Inc., Class A(a)	23,185
375	PDC Energy, Inc.†(a)	21,604
4,793	Phillips 66	380,277
675	Pioneer Energy Services Corp.†(a)	3,105
1,484	Pioneer Natural Resources Co.(a)	224,396
2,200	QEP Resources, Inc.	38,786
1,158	Range Resources Corp.(a)	49,956
109	Renewable Energy Group, Inc.†(a)	962
675	Rice Energy, Inc.†(a)	14,877
1,600	Rowan PLC, Class A(a)	28,256
1,012	RPC, Inc.(a)	15,716
600	RSP Permian, Inc.†(a)	20,934
325	Sanchez Energy Corp.†(a)	2,294
14,384	Schlumberger, Ltd.	1,137,487
450	SemGroup Corp., Class A	14,652
1,000	Ship Finance International, Ltd.(a)	14,740
750	SM Energy Co.(a)	20,250
3,325	Southwestern Energy Co.†(a)	41,829
6,666	Spectra Energy Corp.(a)	244,176
1,706	Superior Energy Services, Inc.(a)	31,407
1,175	Synergy Resources Corp.†(a)	7,826
230	Targa Resources Corp.	9,692
775	Teekay Corp.(a)	5,526
1,116	Tesoro Corp.	83,611
850	TETRA Technologies, Inc.†	5,415
1,600	Trico Marine Services, Inc.†	—
500	Unit Corp.†(a)	7,780
4,764	Valero Energy Corp.	242,964
725	Western Refining, Inc.(a)	14,957
300	Westmoreland Coal Co.†(a)	2,856
1,922	Whiting Petroleum Corp.†(a)	17,798
7,725	Williams Cos., Inc. (The)	167,092
475	World Fuel Services Corp.	22,558
1,925	WPX Energy, Inc.†	17,922
		14,364,786
Financials — 17.7%
676	Acadia Realty Trust(b)	24,012
578	Affiliated Managers Group, Inc.†	81,365
4,100	Aflac, Inc.	295,856
450	Alexander & Baldwin, Inc.	16,263

Wilshire Mutual Funds, Inc. Wilshire 5000 IndexSM Fund Schedule of Investments	June 30, 2016 (unaudited)

Shares		Value
Financials — (continued)
859	Alexandria Real Estate Equities, Inc.(b)	$88,924
127	Alleghany Corp.†	69,797
3,825	Allstate Corp. (The)	267,559
33	Altisource Residential Corp., Class B(a) (b)	303
425	American Assets Trust, Inc.(b)	18,037
1,282	American Campus Communities, Inc.(b)	67,779
3,525	American Capital Agency Corp.(b)	69,865
575	American Capital Mortgage Investment Corp.(b)	9,079
2,600	American Capital, Ltd.†	41,158
1,100	American Equity Investment Life Holding Co.	15,675
8,983	American Express Co.	545,807
700	American Financial Group, Inc.	51,751
1,700	American Homes 4 Rent, Class A(b)	34,816
4,450	American International Group, Inc.	235,360
300	American National Insurance Co.	33,945
4,365	American Tower Corp., Class A	495,908
1,573	Ameriprise Financial, Inc.	141,334
300	Ameris Bancorp	8,910
300	Amerisafe, Inc.	18,366
664	AmTrust Financial Services, Inc.	16,268
9,325	Annaly Capital Management, Inc.(b)	103,228
1,500	Anworth Mortgage Asset Corp.(b)	7,050
1,781	Apartment Investment & Management Co., Class A(b)	78,649
600	Apollo Commercial Real Estate Finance, Inc.(a) (b)	9,642
2,675	Apollo Investment Corp.	14,819
200	Arbor Realty Trust, Inc.(b)	1,438
800	Arch Capital Group, Ltd.†	57,600
3,675	Ares Capital Corp.(a)	52,185
363	Argo Group International Holdings, Ltd.	18,840
4	Arlington Asset Investment Corp., Class A	52
1,550	Arthur J. Gallagher & Co.	73,780
300	Artisan Partners Asset Management, Inc., Class A(a)	8,304
130	Ashford Hospitality Prime, Inc.(b)	1,838
544	Ashford Hospitality Trust, Inc.(b)	2,921
6	Ashford, Inc.†	300
650	Aspen Insurance Holdings, Ltd.	30,147
1,200	Associated Banc-Corp	20,580
600	Assurant, Inc.	51,786
1,650	Assured Guaranty, Ltd.	41,861
700	Astoria Financial Corp.	10,731
600	AV Homes, Inc.†(a)	7,332
1,508	AvalonBay Communities, Inc.	272,028
775	Axis Capital Holdings, Ltd.	42,625
50	Bancorp, Inc.†(a)	301
1,150	BancorpSouth, Inc.	26,093
106,323	Bank of America Corp.	1,410,906
450	Bank of Hawaii Corp.	30,960
11,338	Bank of New York Mellon Corp. (The)	440,481
765	Bank of the Ozarks, Inc.	28,703
700	BankFinancial Corp.(a)	8,393
375	BankUnited, Inc.	11,520
300	Banner Corp.	12,762
8,040	BB&T Corp.	286,304
600	BBCN Bancorp, Inc.	8,952
4	BBX Capital Corp., Class A†(a)	62
549	Beneficial Bancorp, Inc.†(a)	6,983
20,295	Berkshire Hathaway, Inc., Class B†	2,938,513
2,300	BGC Partners, Inc., Class A	20,033
1,283	BlackRock, Inc., Class A(a)	439,466
900	Blackstone Mortgage Trust, Inc., Class A(b)	24,903

Shares		Value
Financials — (continued)
400	BNC Bancorp(a)	$9,084
672	BofI Holding, Inc.†(a)	11,901
1,000	Boston Private Financial Holdings, Inc.	11,780
1,657	Boston Properties, Inc.(b)	218,558
1,988	Brandywine Realty Trust(b)	33,398
1,075	Brixmor Property Group, Inc.(b)	28,444
3,075	Brookfield Property Partners	69,064
1,500	Brookline Bancorp, Inc.	16,545
1,300	Brown & Brown, Inc.(a)	48,711
100	Camden National Corp.	4,200
825	Camden Property Trust(a) (b)	72,946
30	Capital Bank Financial Corp., Class A(a)	864
350	Capital City Bank Group, Inc.	4,872
4,985	Capital One Financial Corp.	316,597
1,000	Capitol Federal Financial, Inc.(a)	13,950
1,700	Capstead Mortgage Corp.(a) (b)	16,490
100	Cardinal Financial Corp.	2,194
978	Care Capital Properties, Inc.(b)	25,633
403	CareTrust, Inc.(b)	5,553
325	Cash America International, Inc.	13,851
763	Cathay General Bancorp(a)	21,517
1,205	CBL & Associates Properties, Inc.(a) (b)	11,219
100	CBOE Holdings, Inc.	6,662
3,425	CBRE Group, Inc., Class A†	90,694
650	Cedar Realty Trust, Inc.(a) (b)	4,829
12,139	Charles Schwab Corp. (The)	307,238
498	Charter Financial Corp.(a)	6,614
425	Chatham Lodging Trust(b)	9,341
500	Chemical Financial Corp.(a)	18,645
625	Chesapeake Lodging Trust(b)	14,531
2,380	Chimera Investment Corp.(a)	37,366
1,487	Chubb, Ltd.	194,366
23	CIFC Corp.	163
1,294	Cincinnati Financial Corp.(a)	96,908
1,650	CIT Group, Inc.	52,651
30,365	Citigroup, Inc.	1,287,172
2,575	Citizens Financial Group, Inc.	51,448
3,172	CME Group, Inc., Class A	308,953
300	CNA Financial Corp.	9,426
1,625	CNO Financial Group, Inc.	28,372
750	CoBiz Financial, Inc.	8,775
350	Cohen & Steers, Inc.(a)	14,154
1,250	Colony Capital, Inc., Class A(a) (b)	19,187
415	Colony Starwood Homes(a) (b)	12,624
276	Columbia Banking System, Inc.	7,745
1,625	Columbia Property Trust, Inc.(b)	34,775
1,383	Comerica, Inc.	56,883
981	Commerce Bancshares, Inc.(a)	46,990
1,578	Communications Sales & Leasing, Inc.(a) (b)	45,604
500	Community Bank System, Inc.(a)	20,545
110	Community Trust Bancorp, Inc.	3,813
300	CoreSite Realty Corp.(a) (b)	26,607
850	Corporate Office Properties Trust	25,134
799	Corrections Corp. of America(a) (b)	27,981
2,613	Cousins Properties, Inc.(b)	27,175
200	Crawford & Co., Class B	1,698
112	Credit Acceptance Corp.†(a)	20,729
2,941	Crown Castle International Corp.	298,306
1,737	CubeSmart(b)	53,639
432	Cullen/Frost Bankers, Inc.(a)	27,531
1,000	CVB Financial Corp.	16,390
725	CyrusOne, Inc.(b)	40,353
1,575	CYS Investments, Inc.(a) (b)	13,183
887	DCT Industrial Trust, Inc.(a) (b)	42,611
3,845	DDR Corp.(b)	69,748
2,502	DiamondRock Hospitality Co.(a) (b)	22,593

Wilshire Mutual Funds, Inc. Wilshire 5000 IndexSM Fund Schedule of Investments	June 30, 2016 (unaudited)

Shares		Value
Financials — (continued)
1,450	Digital Realty Trust, Inc.(a) (b)	$158,035
4,175	Discover Financial Services	223,738
1,100	Donegal Group, Inc., Class A	18,139
1,725	Douglas Emmett, Inc.(b)	61,272
3,626	Duke Realty Corp.(b)	96,669
700	DuPont Fabros Technology, Inc.(b)	33,278
2,728	E*Trade Financial Corp.†	64,081
300	Eagle Bancorp, Inc.†	14,433
1,425	East West Bancorp, Inc.	48,706
375	EastGroup Properties, Inc.(b)	25,845
1,325	Eaton Vance Corp.(a)	46,825
633	Education Realty Trust, Inc.(b)	29,207
175	eHealth, Inc.†	2,453
425	Ellington Financial LLC	7,280
1,100	Empire State Realty Trust, Inc., Class A(b)	20,889
375	Employers Holdings, Inc.	10,882
200	Encore Capital Group, Inc.†(a)	4,706
588	Endurance Specialty Holdings, Ltd.	39,490
297	Enova International, Inc.†	2,186
120	Enstar Group, Ltd.†(a)	19,439
50	Enterprise Financial Services Corp.	1,394
600	EPR Properties(b)	48,408
530	Equinix, Inc.(b)	205,497
1,293	Equity Commonwealth† (b)	37,665
1,000	Equity LifeStyle Properties, Inc.(b)	80,050
825	Equity One, Inc.(b)	26,548
4,054	Equity Residential(b)	279,240
300	Erie Indemnity Co., Class A	29,802
719	Essex Property Trust, Inc.(b)	163,997
350	Evercore Partners, Inc., Class A	15,466
336	Everest Re Group, Ltd.	61,377
1,500	Extra Space Storage, Inc.(b)	138,810
1,000	Ezcorp, Inc., Class A†(a)	7,560
350	FactSet Research Systems, Inc.	56,497
790	Federal Realty Investment Trust(b)	130,784
1,200	Federated Investors, Inc., Class B	34,536
200	Federated National Holding Co.	3,808
1,475	FelCor Lodging Trust, Inc.(b)	9,189
1,750	Fifth Street Finance Corp.(a)	8,487
8,076	Fifth Third Bancorp	142,057
525	Financial Engines, Inc.(a)	13,582
1,200	Financial Institutions, Inc.	31,284
827	First American Financial Corp.	33,262
300	First Bancorp(a)	5,274
2,516	First BanCorp†	9,989
200	First Cash Financial Services, Inc.(a)	10,266
50	First Citizens BancShares, Inc., Class A	12,945
800	First Commonwealth Financial Corp.(a)	7,360
425	First Community Bancshares, Inc.(a)	9,537
575	First Financial Bancorp	11,184
600	First Financial Bankshares, Inc.(a)	19,674
100	First Financial Corp.(a)	3,662
2,433	First Horizon National Corp.	33,527
1,375	First Industrial Realty Trust, Inc.(b)	38,252
425	First Merchants Corp.	10,595
800	First Midwest Bancorp, Inc.	14,048
3,424	First Niagara Financial Group, Inc.	33,350
800	First Potomac Realty Trust(b)	7,360
150	First Republic Bank	10,498
1,582	FirstMerit Corp.	32,067
1,650	FNB Corp.	20,691
3,184	FNF Group(a)	119,400
2,100	Forest City Realty Trust, Inc., Class A	46,851
444	Four Corners Property Trust, Inc.(a) (b)	9,142
4,146	Franklin Resources, Inc.(a)	138,352
950	Franklin Street Properties Corp.(b)	11,657

Shares		Value
Financials — (continued)
2,700	FS Investment Corp.(a)	$24,435
1,850	Fulton Financial Corp.(a)	24,975
1,817	Gaming and Leisure Properties, Inc.(b)	62,650
4,415	General Growth Properties, Inc.(b)	131,655
402	Getty Realty Corp.(a) (b)	8,623
900	Glacier Bancorp, Inc.	23,922
4,166	Goldman Sachs Group, Inc. (The)	618,984
475	Golub Capital BDC, Inc.	8,583
550	Government Properties Income Trust(a) (b)	12,683
4,263	Gramercy Property Trust(a) (b)	39,305
550	Green Dot Corp., Class A†	12,645
300	Greenhill & Co., Inc.(a)	4,830
200	Guaranty Bancorp	3,340
100	Hallmark Financial Services, Inc.†	1,159
800	Hancock Holding Co.(a)	20,888
69	Hanmi Financial Corp.	1,621
400	Hanover Insurance Group, Inc. (The)	33,848
3,900	Hartford Financial Services Group, Inc.	173,082
1,000	Hatteras Financial Corp.(b)	16,400
5,150	HCP, Inc.(b)	182,207
1,175	Healthcare Realty Trust, Inc.(a) (b)	41,113
1,025	Healthcare Trust of America, Inc., Class A(b)	33,149
775	Hercules Capital, Inc.	9,625
50	Heritage Commerce Corp.	527
550	Hersha Hospitality Trust, Class A(a) (b)	9,433
375	HFF, Inc., Class A	10,830
1,100	Highwoods Properties, Inc.(b)	58,080
850	Hilltop Holdings, Inc.†(a)	17,841
1,250	Home BancShares, Inc.(a)	24,738
375	Horace Mann Educators Corp.	12,671
1,850	Hospitality Properties Trust(a) (b)	53,280
8,574	Host Hotels & Resorts, Inc.(a) (b)	138,985
421	Howard Hughes Corp. (The)†	48,129
700	Hudson Pacific Properties, Inc.(b)	20,426
7,701	Huntington Bancshares, Inc.	68,847
375	IBERIABANK Corp.(a)	22,399
85	Impac Mortgage Holdings, Inc.†(a)	1,333
300	Independent Bank Corp.	13,710
500	Interactive Brokers Group, Inc., Class A(a)	17,700
1,117	Intercontinental Exchange, Inc.	285,907
700	International Bancshares Corp.(a)	18,263
500	International. FCStone, Inc.†(a)	13,645
1,000	Invesco Mortgage Capital, Inc.(b)	13,690
4,625	Invesco, Ltd.	118,123
1,000	Investment Technology Group, Inc.(a)	16,720
1,325	Investors Bancorp, Inc.(a)	14,681
1,800	Investors Real Estate Trust(a) (b)	11,646
1,672	Iron Mountain, Inc.(a) (b)	66,596
2,475	Janus Capital Group, Inc.(a)	34,452
400	Jones Lang LaSalle, Inc.	38,980
37,784	JPMorgan Chase & Co.	2,347,898
828	Kearny Financial Corp.	10,416
650	Kemper Corp.(a)	20,137
925	Kennedy-Wilson Holdings, Inc.(a)	17,538
7,873	KeyCorp	86,997
1,000	Kilroy Realty Corp.(b)	66,290
4,650	Kimco Realty Corp.(b)	145,917
1,125	Kite Realty Group Trust(b)	31,534
700	Lamar Advertising Co., Class A(b)	46,410
1,000	LaSalle Hotel Properties(a) (b)	23,580
375	LegacyTexas Financial Group, Inc.	10,091
1,200	Legg Mason, Inc.	35,388
90	LendingTree, Inc.†(a)	7,950
3,507	Leucadia National Corp.	60,776

Wilshire Mutual Funds, Inc. Wilshire 5000 IndexSM Fund Schedule of Investments	June 30, 2016 (unaudited)

Shares		Value
Financials — (continued)
1,875	Lexington Realty Trust(b)	$18,956
1,525	Liberty Property Trust(b)	60,573
2,400	Lincoln National Corp.	93,048
3,525	Loews Corp.	144,842
200	LPL Financial Holdings, Inc.(a)	4,506
350	LTC Properties, Inc.(b)	18,106
1,172	M&T Bank Corp.(a)	138,566
1,538	Macerich Co. (The)(b)	131,330
1,025	Mack-Cali Realty Corp.(a) (b)	27,675
675	Maiden Holdings, Ltd.(a)	8,262
475	Main Street Capital Corp.(a)	15,604
138	Markel Corp.†	131,484
350	MarketAxess Holdings, Inc.	50,890
5,470	Marsh & McLennan Cos., Inc.	374,476
865	MB Financial, Inc.	31,382
1,900	MBIA, Inc.†(a)	12,977
1,500	Medical Properties Trust, Inc.(b)	22,815
300	Mercury General Corp.(a)	15,948
9,596	MetLife, Inc.	382,209
4,000	MFA Financial, Inc.(a) (b)	29,080
1,500	MGIC Investment Corp.†	8,925
914	Mid-America Apartment Communities, Inc.(b)	97,250
2,300	Monogram Residential Trust, Inc.(b)	23,483
1,784	Moody's Corp.(a)	167,179
16,725	Morgan Stanley	434,516
207	Morningstar, Inc.	16,928
997	MSCI, Inc., Class A	76,889
1,025	NASDAQ OMX Group, Inc. (The)	66,287
525	National General Holdings Corp.	11,245
325	National Health Investors, Inc.(a) (b)	24,404
400	National Interstate Corp.(a)	12,100
1,200	National Retail Properties, Inc.(b)	62,064
3,100	Navient Corp.	37,045
500	NBT Bancorp, Inc.(a)	14,315
325	Nelnet, Inc., Class A	11,294
650	New Mountain Finance Corp.(a)	8,385
1,400	New Residential Investment Corp.(b)	19,376
695	New Senior Investment Group, Inc.(b)	7,423
5,087	New York Community Bancorp, Inc.(a)	76,254
2,000	New York, Inc.(b)	18,500
695	Newcastle Investment Corp.(a) (b)	3,190
2,350	Northern Trust Corp.	155,711
2,153	NorthStar Asset Management Group, Inc.	21,982
542	NorthStar Realty Europe Corp.(b)	5,014
1,626	NorthStar Realty Finance Corp.(a) (b)	18,585
875	Northwest Bancshares, Inc.(a)	12,976
1,100	Oaktree Capital Group LLC, Class A	49,236
432	OFG Bancorp	3,586
1,500	Old National Bancorp(a)	18,795
2,161	Old Republic International Corp.	41,686
400	Old Second Bancorp, Inc.	2,732
1,725	Omega Healthcare Investors, Inc.(a) (b)	58,564
600	OneBeacon Insurance Group, Ltd., Class A(a)	8,280
600	OneMain Holdings, Inc., Class A†(a)	13,692
400	Oritani Financial Corp.	6,396
336	Outfront Media, Inc.(a) (b)	8,121
1,267	PacWest Bancorp	50,401
1,800	Paramount Group, Inc.(a) (b)	28,692
187	Park National Corp.(a)	17,163
1,100	Parkway Properties, Inc.(b)	18,403
1,000	Pebblebrook Hotel Trust(a) (b)	26,250
775	Pennsylvania Real Estate Investment Trust(a) (b)	16,624
775	PennyMac Mortgage Investment Trust(b)	12,578
2,997	People's United Financial, Inc.(a)	43,936

Shares		Value
Financials — (continued)
573	PHH Corp.†	$7,632
900	Physicians Realty Trust(b)	18,909
2,100	Piedmont Office Realty Trust, Inc., Class A(b)	45,234
350	Pinnacle Financial Partners, Inc.(a)	17,098
300	Piper Jaffray Cos.†	11,310
5,160	PNC Financial Services Group, Inc.	419,972
1,157	Popular, Inc.	33,900
600	Post Properties, Inc.(b)	36,630
400	Potlatch Corp.(b)	13,640
600	PRA Group, Inc.†(a)	14,484
200	Preferred Bank	5,775
300	Primerica, Inc.(a)	17,172
2,550	Principal Financial Group, Inc.	104,831
697	PrivateBancorp, Inc., Class A	30,689
530	ProAssurance Corp.	28,382
5,450	Progressive Corp. (The)	182,575
5,660	Prologis, Inc.	277,566
3,375	Prospect Capital Corp.(a)	26,393
500	Prosperity Bancshares, Inc.(a)	25,495
600	Provident Financial Services, Inc.	11,784
4,563	Prudential Financial, Inc.	325,524
300	PS Business Parks, Inc.(b)	31,824
1,655	Public Storage(b)	423,001
2,077	Pzena Investment Management, Inc., Class A(a)	15,806
300	QTS Realty Trust, Class A(b)	16,794
2,145	Radian Group, Inc.	22,351
1,000	Ramco-Gershenson Properties Trust(b)	19,610
1,225	Raymond James Financial, Inc.	60,393
1,501	Rayonier, Inc.(b)	39,386
2,000	Realty Income Corp.(a) (b)	138,720
1,200	Redwood Trust, Inc.(b)	16,572
1,025	Regency Centers Corp.	85,823
12,231	Regions Financial Corp.	104,086
687	Reinsurance Group of America, Inc., Class A	66,632
400	RenaissanceRe Holdings, Ltd.	46,976
400	Renasant Corp.	12,932
315	Republic Bancorp, Inc., Class A	8,703
250	Resource America, Inc., Class A(a)	2,430
50	Resource Capital Corp.(a) (b)	643
725	Retail Opportunity Investments Corp.(b)	15,711
725	Retail Properties of America, Inc., Class A(b)	12,253
425	RLI Corp.(a)	29,232
1,500	RLJ Lodging Trust(b)	32,175
71	RMR Group, Inc.	2,199
174	Rouse Properties, Inc.(a) (b)	3,176
525	Ryman Hospitality Properties, Inc.(b)	26,591
2,531	S&P Global, Inc.	271,475
350	S&T Bancorp, Inc.(a)	8,558
675	Sabra Health Care, Inc.(b)	13,929
200	Saul Centers, Inc.(b)	12,342
150	Seacoast Banking Corp of Florida†(a)	2,436
1,300	SEI Investments Co.(a)	62,543
350	Select Income(a) (b)	9,097
600	Selective Insurance Group, Inc.	22,926
2,750	Senior Housing Properties Trust(b)	57,283
300	Seritage Growth Properties(a) (b)	14,952
494	Signature Bank†	61,710
152	Silver Bay Realty Trust Corp.(b)	2,589
200	Simmons First National Corp., Class A(a)	9,237
3,493	Simon Property Group, Inc.(b)	757,632
1,157	SL Green Realty Corp.(a) (b)	123,186
4,300	SLM Corp.†	26,574
500	Solar Capital, Ltd.	9,525

Wilshire Mutual Funds, Inc. Wilshire 5000 IndexSM Fund Schedule of Investments	June 30, 2016 (unaudited)

Shares		Value
Financials — (continued)
300	South State Corp.	$20,415
331	Southside Bancshares, Inc.	10,227
50	Southwest Bancorp, Inc.	847
450	Sovran Self Storage, Inc.(b)	47,214
4,000	Spirit Realty Capital, Inc.(a) (b)	51,080
500	St. Joe Co. (The)†(a)	8,860
450	STAG Industrial, Inc.(a) (b)	10,715
2,550	Starwood Property Trust, Inc.(a) (b)	52,836
400	State Auto Financial Corp.	8,764
4,040	State Street Corp.	217,837
1,113	Sterling Bancorp	17,474
300	Stewart Information Services Corp.	12,423
640	Stifel Financial Corp.†	20,128
675	STORE Capital Corp.(b)	19,879
50	Suffolk Bancorp(a)	1,566
975	Summit Hotel Properties, Inc.(b)	12,909
164	Sun Bancorp, Inc.†(a)	3,388
500	Sun Communities, Inc.(b)	38,320
2,415	Sunstone Hotel Investors, Inc.(a) (b)	29,149
4,480	SunTrust Banks, Inc.	184,038
501	SVB Financial Group†	47,675
8,675	Synchrony Financial†	219,304
1,547	Synovus Financial Corp.	44,848
2,528	T Rowe Price Group, Inc.(a)	184,468
1,300	Tanger Factory Outlet Centers, Inc.(a) (b)	52,234
500	Taubman Centers, Inc.(a) (b)	37,100
1,500	TCF Financial Corp.	18,975
3,153	TD Ameritrade Holding Corp.	89,782
50	Tejon Ranch Co.†	1,182
575	Terreno Realty Corp.(b)	14,875
384	Texas Capital Bancshares, Inc.†	17,956
1,250	TFS Financial Corp.	21,525
1,250	Torchmark Corp.	77,275
103	Towne Bank(a)	2,230
3,073	Travelers Cos., Inc. (The)	365,810
350	Triangle Capital Corp.(a)	6,783
409	TriCo Bancshares	11,288
1,208	TrustCo Bank Corp. NY(a)	7,743
1,000	Trustmark Corp.(a)	24,850
4,125	Two Harbors Investment Corp.(b)	35,310
17,984	U.S. Bancorp	725,295
2,853	UDR, Inc.(a) (b)	105,333
400	UMB Financial Corp.(a)	21,284
2,275	Umpqua Holdings Corp.(a)	35,194
575	Union Bankshares Corp.(a)	14,208
832	United Bankshares, Inc.(a)	31,208
474	United Community Banks, Inc.	8,669
317	United Community Financial Corp.(a)	1,927
542	United Financial Bancorp, Inc.	7,035
300	United Fire Group, Inc.	12,729
393	United Security Bancshares†	2,523
200	Universal Health Realty Income Trust(a) (b)	11,436
2,432	Unum Group	77,313
1,286	Urban Edge Properties(a) (b)	38,400
500	Urstadt Biddle Properties, Inc., Class A(b)	12,390
783	Validus Holdings, Ltd.	38,046
2,225	Valley National Bancorp	20,292
200	Value Line, Inc.(a)	3,270
3,615	Ventas, Inc.(a) (b)	263,244
8,775	VEREIT, Inc.(b)	88,979
48	Virtus Investment Partners, Inc.(a)	3,417
2,072	Vornado Realty Trust(b)	207,449
1,875	Voya Financial, Inc.	46,425
687	W.R. Berkley Corp.	41,165
1,125	Waddell & Reed Financial, Inc., Class A	19,373
733	Washington Federal, Inc.	17,783

Shares		Value
Financials — (continued)
750	Washington Real Estate Investment Trust(b)	$23,595
400	Washington Trust Bancorp, Inc.(a)	15,168
1,100	Webster Financial Corp.(a)	37,345
1,350	Weingarten Realty Investors(b)	55,107
47,267	Wells Fargo & Co.	2,237,147
3,962	Welltower, Inc.(b)	301,786
350	WesBanco, Inc.	10,868
383	Westamerica Bancorporation(a)	18,867
1,150	Western Alliance Bancorp†	37,548
200	Westfield Financial, Inc.	1,540
7,977	Weyerhaeuser Co.	237,475
80	White Mountains Insurance Group, Ltd.	67,360
500	Willis Towers Watson PLC	62,155
700	Wilshire Bancorp, Inc.	7,294
425	Wintrust Financial Corp.	21,675
750	WisdomTree Investments, Inc.(a)	7,343
100	World Acceptance Corp.†	4,560
2,292	WP Glimcher, Inc.(b)	25,647
2,280	Zions Bancorporation	57,296
		37,411,178
Health Care — 13.2%
15,625	Abbott Laboratories	614,219
15,600	AbbVie, Inc.(a)	965,796
350	ABIOMED, Inc.†	38,251
475	Acadia Healthcare Co., Inc.†(a)	26,315
625	ACADIA Pharmaceuticals, Inc.†	20,287
375	Acorda Therapeutics, Inc.†(a)	9,564
3,600	Aetna, Inc.(a)	439,668
3,046	Agilent Technologies, Inc.	135,121
300	Agios Pharmaceuticals, Inc.†(a)	12,569
300	Air Methods Corp.†	10,749
900	Akorn, Inc.†	25,636
700	Albany Molecular Research, Inc.†	9,408
300	Alder Biopharmaceuticals, Inc.†	7,491
850	Alere, Inc.†	35,428
1,828	Alexion Pharmaceuticals, Inc.†	213,437
750	Align Technology, Inc.†	60,412
1,300	Alkermes PLC†	56,186
3,782	Allergan PLC†	873,982
140	Alliance HealthCare Services, Inc.†	874
1,825	Allscripts Healthcare Solutions, Inc.†(a)	23,178
713	Alnylam Pharmaceuticals, Inc.†(a)	39,564
100	AMAG Pharmaceuticals, Inc.†(a)	2,392
201	Amedisys, Inc.†	10,146
1,905	AmerisourceBergen Corp., Class A	151,105
6,787	Amgen, Inc.	1,032,642
1,225	Amicus Therapeutics, Inc.†(a)	6,689
250	AMN Healthcare Services, Inc.†	9,992
375	Amsurg Corp., Class A†	29,077
130	Analogic Corp.	10,327
500	Anika Therapeutics, Inc.†	26,825
2,736	Anthem, Inc.	359,346
1,775	ARIAD Pharmaceuticals, Inc.†	13,117
600	Arrowhead Pharmaceuticals, Inc.†(a)	3,192
321	athenahealth, Inc.†(a)	44,301
5,538	Baxter International, Inc.	250,428
2,155	Becton Dickinson and Co.	365,466
1,839	Biogen, Inc.†	444,707
1,075	BioMarin Pharmaceutical, Inc.†	83,635
199	Bio-Rad Laboratories, Inc., Class A†	28,461
332	Bio-Techne Corp.	37,440
286	Bluebird Bio, Inc.†(a)	12,381
11,239	Boston Scientific Corp.†	262,655
17,175	Bristol-Myers Squibb Co.	1,263,221

Wilshire Mutual Funds, Inc. Wilshire 5000 IndexSM Fund Schedule of Investments	June 30, 2016 (unaudited)

Shares		Value
Health Care — (continued)
2,194	Brookdale Senior Living, Inc., Class A†	$33,875
1,500	Bruker Corp.	34,110
725	C.R. Bard, Inc.	170,491
350	Cambrex Corp.†	18,105
300	Cantel Medical Corp.	20,619
100	Capital Senior Living Corp.†	1,767
3,513	Cardinal Health, Inc.	274,049
325	Cardiovascular Systems, Inc.†(a)	5,972
550	Catalent, Inc.†(a)	12,644
8,143	Celgene Corp.†	803,144
927	Celldex Therapeutics, Inc.†(a)	4,070
1,333	Centene Corp.†	95,136
500	Cepheid, Inc.†	15,375
2,850	Cerner Corp.†	167,010
500	Charles River Laboratories International, Inc.†	41,220
136	Chemed Corp.(a)	18,538
300	Chimerix, Inc.†(a)	1,179
2,663	Cigna Corp.	340,837
300	Clovis Oncology, Inc.†(a)	4,116
832	Community Health Systems, Inc.†(a)	10,026
100	Computer Programs & Systems, Inc.(a)	3,992
300	CONMED Corp.	14,319
400	Cooper Cos., Inc. (The)	68,628
91	Cynosure, Inc., Class A†	4,427
1,808	DaVita HealthCare Partners, Inc.†	139,795
2,427	Dentsply Sirona, Inc.	150,571
675	Depomed, Inc.†(a)	13,243
820	DexCom, Inc.†(a)	65,051
425	Dynavax Technologies Corp.†(a)	6,197
1,800	Edwards Lifesciences Corp.†	179,514
9,561	Eli Lilly & Co.	752,929
293	Emergent BioSolutions, Inc.†	8,239
922	Endo International PLC†(a)	14,374
700	Endologix, Inc.†(a)	8,722
600	Ensign Group, Inc. (The)(a)	12,606
600	Envision Healthcare Holdings, Inc.†	15,222
775	Exact Sciences Corp.†(a)	9,494
800	Exelixis, Inc.†(a)	6,248
6,337	Express Scripts Holding Co.†	480,345
500	Genomic Health, Inc.†	12,948
13,013	Gilead Sciences, Inc.	1,085,544
300	Greatbatch, Inc.†	9,279
550	Haemonetics Corp.†	15,944
1,700	Halozyme Therapeutics, Inc.†(a)	14,671
597	Halyard Health, Inc.†(a)	19,414
350	Hanger, Inc.†(a)	2,600
500	HCA Holdings, Inc.†	38,505
1,100	HealthSouth Corp.(a)	42,702
170	HeartWare International, Inc.†(a)	9,818
672	Henry Schein, Inc.†(a)	118,810
600	Hill-Rom Holdings, Inc.	30,270
925	HMS Holdings Corp.†	16,289
2,077	Hologic, Inc.†	71,864
1,125	Horizon Pharma PLC†(a)	18,529
1,355	Humana, Inc.(a)	243,737
200	ICU Medical, Inc.†	22,550
818	IDEXX Laboratories, Inc.†	75,959
1,162	Illumina, Inc.†(a)	163,121
650	Impax Laboratories, Inc.†(a)	18,733
825	IMS Health Holdings, Inc.†(a)	20,922
1,700	Incyte Corp.†(a)	135,966
1,000	Innoviva, Inc.(a)	10,530
475	Insulet Corp.†(a)	14,364
300	Integra LifeSciences Holdings Corp.†(a)	23,934

Shares		Value
Health Care — (continued)
137	Intercept Pharmaceuticals, Inc.†(a)	$19,547
400	Intrexon Corp.†(a)	9,844
365	Intuitive Surgical, Inc.†	241,415
700	Ionis Pharmaceuticals, Inc.†(a)	16,303
1,000	Ironwood Pharmaceuticals, Inc., Class A†(a)	13,075
28,036	Johnson & Johnson	3,400,767
975	Keryx Biopharmaceuticals, Inc.†(a)	6,455
587	Kindred Healthcare, Inc.(a)	6,627
300	Kite Pharma, Inc.†(a)	15,000
1,049	Laboratory Corp. of America Holdings†	136,653
300	Lannett Co., Inc.†(a)	7,137
600	LHC Group, Inc.†	25,968
265	LifePoint Health, Inc.†	17,323
164	Ligand Pharmaceuticals, Inc., Class B†(a)	19,560
300	LivaNova PLC†	15,069
100	Magellan Health, Inc.†	6,577
300	Masimo Corp.†	15,755
2,258	McKesson Corp.	421,456
650	Medicines Co. (The)†(a)	21,860
425	Medidata Solutions, Inc.†	19,920
1,394	Medivation, Inc.†(a)	84,058
900	MEDNAX, Inc.†	65,187
27,705	Merck & Co., Inc.	1,596,085
375	Meridian Bioscience, Inc.(a)	7,313
200	Mettler-Toledo International, Inc.†	72,984
600	MGC Diagnostics Corp.†(a)	3,912
300	Molina Healthcare, Inc.†	14,970
200	Momenta Pharmaceuticals, Inc.†	2,160
3,675	Mylan NV†(a)	158,907
450	Myriad Genetics, Inc.†	13,770
375	Natus Medical, Inc.†	14,175
950	Nektar Therapeutics†(a)	13,519
350	Neogen Corp.†(a)	19,688
800	Neurocrine Biosciences, Inc.†(a)	36,360
300	NewLink Genetics Corp.†(a)	3,378
2,150	Novavax, Inc.†(a)	15,631
400	NuVasive, Inc.†(a)	23,888
1,000	NxStage Medical, Inc.†(a)	21,680
375	Omnicell, Inc.†	12,836
300	Ophthotech Corp.†(a)	15,309
3,000	OPKO Health, Inc.†(a)	28,020
300	Orthofix International NV†	12,720
575	Owens & Minor, Inc.(a)	21,494
375	Pacira Pharmaceuticals, Inc.†(a)	12,649
6	Paratek Pharmaceuticals, Inc.†(a)	83
600	PAREXEL International Corp.†	37,728
950	Patterson Cos., Inc.(a)	45,496
1,092	PerkinElmer, Inc.	57,243
62,487	Pfizer, Inc.	2,200,167
381	PharMerica Corp.†	9,395
300	Portola Pharmaceuticals, Inc., Class A†	7,080
300	PRA Health Sciences, Inc.†(a)	12,528
350	Premier, Inc., Class A†(a)	11,445
350	Prestige Brands Holdings, Inc.†	19,390
800	Progenics Pharmaceuticals, Inc.†(a)	3,376
200	Providence Service Corp. (The)†	8,976
254	Puma Biotechnology, Inc.†(a)	7,567
575	Quality Systems, Inc.(a)	6,848
1,475	Quest Diagnostics, Inc.	120,080
300	Quidel Corp.†	5,358
750	Quintiles Transnational Holdings, Inc.†(a)	48,990
208	Quorum Health Corp.†	2,228
675	Raptor Pharmaceutical Corp.†(a)	3,625
697	Regeneron Pharmaceuticals, Inc.†	243,413

Wilshire Mutual Funds, Inc. Wilshire 5000 IndexSM Fund Schedule of Investments	June 30, 2016 (unaudited)

Shares		Value
Health Care — (continued)
1,100	ResMed, Inc.(a)	$69,553
418	RTI Surgical, Inc.†(a)	1,501
600	Sagent Pharmaceuticals, Inc.†(a)	8,988
300	Sangamo BioSciences, Inc.†(a)	1,737
400	Sarepta Therapeutics, Inc.†(a)	7,628
100	SeaSpine Holdings Corp.†	1,048
925	Seattle Genetics, Inc.†	37,379
1,250	Select Medical Holdings Corp.†(a)	13,588
921	Shire PLC ADR(a)	169,494
600	Simulations Plus, Inc.(a)	4,536
475	Spectranetics Corp.†(a)	8,887
2,625	St. Jude Medical, Inc.	204,750
350	STERIS PLC	24,063
3,310	Stryker Corp.	396,637
50	Symmetry Surgical, Inc.†	657
675	Team Health Holdings, Inc.†(a)	27,452
400	Teleflex, Inc.	70,924
1,231	Tenet Healthcare Corp.†(a)	34,025
300	Tetraphase Pharmaceuticals, Inc.†(a)	1,290
1,275	TherapeuticsMD, Inc.†(a)	10,838
4,056	Thermo Fisher Scientific, Inc.	599,315
207	Ultragenyx Pharmaceutical, Inc.†(a)	10,124
400	United Therapeutics Corp.†(a)	42,368
9,269	UnitedHealth Group, Inc.	1,308,783
500	Universal American Corp.	3,790
940	Universal Health Services, Inc., Class B	126,054
952	Varian Medical Systems, Inc.†(a)	78,283
300	Vascular Solutions, Inc.†	12,498
825	VCA, Inc.†	55,778
425	Veeva Systems, Inc., Class A†(a)	14,501
2,114	Vertex Pharmaceuticals, Inc.†	181,846
800	Waters Corp.†	112,520
450	WellCare Health Plans, Inc.†	48,276
650	West Pharmaceutical Services, Inc.	49,322
773	Wright Medical Group NV†	13,427
1,660	Zimmer Biomet Holdings, Inc.	199,831
64	ZIOPHARM Oncology, Inc.†(a)	351
950	Zoetis, Inc., Class A(a)	45,087
		27,884,031
Industrials — 10.5%
6,136	3M Co.	1,074,536
525	AAON, Inc.	14,443
500	ABM Industries, Inc.	18,240
300	Acacia Research Corp.	1,320
300	Acme United Corp.	5,490
590	Actuant Corp., Class A(a)	13,340
375	Acuity Brands, Inc.(a)	92,985
400	Advisory Board Co. (The)†(a)	14,156
1,427	AECOM†	45,336
500	Aerojet Rocketdyne Holdings, Inc.†	9,140
700	AGCO Corp.	32,991
1,000	Air Lease Corp., Class A(a)	26,780
500	Aircastle, Ltd.(a)	9,780
1,134	Alaska Air Group, Inc.	66,101
400	Albany International Corp., Class A	15,972
153	Allegiant Travel Co., Class A	23,180
300	Altra Industrial Motion Corp.	8,094
100	AMERCO	37,455
6,211	American Airlines Group, Inc.	175,833
300	American Railcar Industries, Inc.	11,841
130	American Woodmark Corp.†	8,629
2,212	AMETEK, Inc.	102,261
3,275	AMR Corp., Escrow†(e)	—
652	AO Smith Corp.	57,448
200	Apogee Enterprises, Inc.	9,270

Shares		Value
Industrials — (continued)
375	Applied Industrial Technologies, Inc.	$16,927
300	ArcBest Corp.	4,875
200	Armstrong World Industries, Inc.†(a)	7,830
200	Astec Industries, Inc.	11,230
300	Astronics Corp.†	9,978
45	Astronics Corp., Class B†	1,490
300	Atlas Air Worldwide Holdings, Inc.†	12,426
1,192	Avis Budget Group, Inc.†	38,418
225	AZZ, Inc.	13,496
834	B/E Aerospace, Inc.	38,510
718	Babcock & Wilcox Enterprises, Inc.†	10,547
600	Barnes Group, Inc.	19,872
500	Beacon Roofing Supply, Inc.†	22,735
6,074	Boeing Co. (The)	788,830
445	Brady Corp., Class A	13,599
450	Briggs & Stratton Corp.	9,531
450	Brink's Co. (The)	12,820
450	Builders FirstSource, Inc.†	5,063
912	BWX Technologies, Inc., Class W	32,622
423	Carlisle Cos., Inc.	44,703
100	Casella Waste Systems, Inc., Class A†	785
6,136	Caterpillar, Inc.(a)	465,170
1,300	CBIZ, Inc.†	13,533
400	CDI Corp.(a)	2,440
300	CEB, Inc.	18,504
400	CECO Environmental Corp.(a)	3,496
300	Celadon Group, Inc.(a)	2,451
1,200	CH Robinson Worldwide, Inc.	89,100
1,032	Cintas Corp.	101,270
184	CIRCOR International, Inc.(a)	10,486
400	CLARCOR, Inc.	24,332
400	Clean Harbors, Inc.†(a)	20,844
925	Colfax Corp.†	24,475
400	Columbus McKinnon Corp.	5,660
300	Comfort Systems USA, Inc.	9,771
300	Commercial Vehicle Group, Inc.†	1,560
1,000	Copart, Inc.†	49,010
1,750	Covanta Holding Corp.	28,787
100	Covenant Transportation Group, Inc., Class A†	1,807
325	Crane Co.	18,434
9,400	CSX Corp.	245,152
300	Cubic Corp.(a)	12,048
1,604	Cummins, Inc.	180,354
300	Curtiss-Wright Corp.	25,275
6,270	Danaher Corp.	633,270
2,660	Deere & Co.(a)	215,566
8,100	Delta Air Lines, Inc.	295,083
500	Deluxe Corp.	33,185
750	DigitalGlobe, Inc.†	16,042
925	Donaldson Co., Inc.	31,783
1,418	Dover Corp.	98,296
313	Dun & Bradstreet Corp.	38,136
100	DXP Enterprises, Inc.†(a)	1,493
350	Dycom Industries, Inc.†(a)	31,416
400	Dynamic Materials Corp.	4,300
4,671	Eaton Corp. PLC	278,999
500	EMCOR Group, Inc.	24,630
6,653	Emerson Electric Co.	347,020
700	Empire Resources, Inc.	2,513
200	Encore Wire Corp.	7,456
500	Energy Recovery, Inc.†(a)	4,445
375	EnerSys, Inc.	22,301
179	Engility Holdings, Inc.†	3,780
50	Ennis, Inc.	959
178	EnPro Industries, Inc.	7,901

Wilshire Mutual Funds, Inc. Wilshire 5000 IndexSM Fund Schedule of Investments	June 30, 2016 (unaudited)

Shares		Value
Industrials — (continued)
1,183	Equifax, Inc.	$151,897
200	ESCO Technologies, Inc.	7,988
290	Esterline Technologies Corp.†	17,992
1,550	Expeditors International of Washington, Inc.	76,012
270	Exponent, Inc.	15,771
2,600	Fastenal Co.(a)	115,414
1,000	Federal Signal Corp.(a)	12,880
2,438	FedEx Corp.	370,040
1,115	Flowserve Corp.(a)	50,365
1,386	Fluor Corp.	68,302
1,300	Fortune Brands Home & Security, Inc.(a)	75,361
300	Forward Air Corp.	13,359
600	Franklin Electric Co., Inc.	19,830
500	FreightCar America, Inc.	7,025
600	FTI Consulting, Inc.†	24,408
300	G&K Services, Inc., Class A	22,971
325	GATX Corp.(a)	14,290
625	General Cable Corp.(a)	7,944
2,345	General Dynamics Corp.	326,518
95,746	General Electric Co.	3,014,084
585	Genessee & Wyoming, Inc., Class A†(a)	34,486
507	Gorman-Rupp Co. (The)(a)	13,897
362	Graco, Inc.(a)	28,594
400	Granite Construction, Inc.	18,220
1,500	Great Lakes Dredge & Dock Corp.†(a)	6,540
550	Greenbrier Cos., Inc.(a)	16,021
350	Griffon Corp.(a)	5,901
325	H&E Equipment Services, Inc.	6,185
850	Hardinge, Inc.	8,551
625	Hawaiian Holdings, Inc.†	23,725
625	HD Supply Holdings, Inc.†	21,763
675	Healthcare Services Group, Inc.(a)	27,931
625	Heartland Express, Inc.(a)	10,869
350	HEICO Corp., Class A	18,777
200	Heidrick & Struggles International, Inc.	3,376
600	Herman Miller, Inc.	17,934
2,150	Hertz Global Holdings, Inc.†(a)	23,800
1,050	Hexcel Corp.	43,722
300	Hill International, Inc.†(a)	1,221
625	Hillenbrand, Inc.	18,775
400	HNI Corp.	18,596
8,099	Honeywell International, Inc.	942,076
350	Hub Group, Inc., Class A†	13,430
338	Hubbell, Inc., Class B	35,649
419	Huntington Ingalls Industries, Inc.	70,405
400	Hurco Cos., Inc.	11,132
200	Huron Consulting Group, Inc.†	12,084
118	Hyster-Yale Materials Handling, Inc.	7,020
675	IDEX Corp.	55,417
500	IES Holdings, Inc.†	6,210
694	IHS, Inc., Class A†	80,233
3,201	Illinois Tool Works, Inc.(a)	333,416
500	InnerWorkings, Inc.†	4,135
36	Insperity, Inc.	2,780
500	Interface, Inc., Class A	7,625
1,100	ITT, Inc.	35,178
1,250	Jacobs Engineering Group, Inc.†(a)	62,262
852	JB Hunt Transport Services, Inc.	68,952
1,750	JetBlue Airways Corp.†(a)	28,980
251	John Bean Technologies Corp.	15,366
875	Joy Global, Inc.(a)	18,497
200	Kadant, Inc.	10,302
300	Kaman Corp.(a)	12,756
1,152	Kansas City Southern	103,784
400	KAR Auction Services, Inc.	16,696
1,550	KBR, Inc.	20,522

Shares		Value
Industrials — (continued)
400	Kelly Services, Inc., Class A	$7,588
800	Kennametal, Inc.	17,688
150	Kforce, Inc.(a)	2,533
700	Kimball International, Inc., Class B	7,966
600	Kirby Corp.†(a)	37,434
617	KLX, Inc.†(a)	19,127
650	Knight Transportation, Inc.	17,277
500	Knoll, Inc.	12,140
525	Korn/Ferry International	10,867
10	Kratos Defense & Security Solutions, Inc.†(a)	41
775	L-3 Communications Holdings, Inc., Class 3	113,685
300	Landstar System, Inc.(a)	20,598
600	Layne Christensen Co.†(a)	4,860
357	Lennox International, Inc.	50,908
600	Lincoln Electric Holdings, Inc.(a)	35,448
200	Lindsay Corp.(a)	13,572
100	LMI Aerospace, Inc.†(a)	804
2,851	Lockheed Martin Corp.	707,533
700	LSI Industries, Inc.	7,749
1,075	Manitowoc Co., Inc. (The)	5,859
702	ManpowerGroup, Inc.	45,167
150	Marten Transport, Ltd.(a)	2,970
3,325	Masco Corp.	102,876
1,000	MasTec, Inc.†(a)	22,320
325	Matson, Inc.	10,494
400	Matthews International Corp., Class A(a)	22,256
300	McGrath RentCorp	9,177
1,550	Meritor, Inc.†(a)	11,160
300	MFRI, Inc.†	2,238
628	Middleby Corp.†	72,377
406	Mobile Mini, Inc.(a)	14,064
300	Moog, Inc., Class A†	16,176
350	MSA Safety, Inc.	18,385
508	MSC Industrial Direct Co., Inc., Class A	35,844
600	Mueller Industries, Inc.	19,128
1,600	Mueller Water Products, Inc., Class A	18,272
400	Navigant Consulting, Inc.†	6,460
1,000	Navistar International Corp.†	11,690
500	NCI Building Systems, Inc.†	7,995
418	Nordson Corp.(a)	34,949
2,835	Norfolk Southern Corp.	241,344
300	Nortek, Inc.†(a)	17,793
1,837	Northrop Grumman Corp.	408,328
1,299	NOW, Inc.†(a)	23,564
600	Old Dominion Freight Line, Inc.†	36,186
550	On Assignment, Inc.†	20,323
608	Orbital ATK, Inc.	51,765
350	Oshkosh Corp.(a)	16,699
1,100	Owens Corning	56,672
3,180	PACCAR, Inc.	164,947
1,213	Parker-Hannifin Corp.	131,065
300	Patrick Industries, Inc.†(a)	18,087
1,825	Pentair PLC(a)	106,379
2,125	Pitney Bowes, Inc.	37,825
475	Primoris Services Corp.(a)	8,992
1,000	Quanex Building Products Corp.(a)	18,590
1,950	Quanta Services, Inc.†	45,084
600	Raven Industries, Inc.	11,364
3,055	Raytheon Co.	415,327
300	RBC Bearings, Inc.†	21,750
400	Regal Beloit Corp.	22,020
2,518	Republic Services, Inc., Class A	129,199
200	Resources Connection, Inc.	2,956
325	Rexnord Corp.†	6,380

Wilshire Mutual Funds, Inc. Wilshire 5000 IndexSM Fund Schedule of Investments	June 30, 2016 (unaudited)

Shares		Value
Industrials — (continued)
350	Roadrunner Transportation Systems, Inc.†	$2,611
1,300	Robert Half International, Inc.	49,608
1,384	Rockwell Automation, Inc.(a)	158,911
1,125	Rockwell Collins, Inc.	95,783
1,575	Rollins, Inc.(a)	46,100
922	Roper Technologies, Inc.	157,256
1,000	RPX Corp.†	9,170
1,850	RR Donnelley & Sons Co.(a)	31,302
375	Rush Enterprises, Inc., Class A†(a)	8,081
534	Ryder System, Inc.(a)	32,649
225	Saia, Inc.†	5,656
400	Simpson Manufacturing Co., Inc.	15,988
620	Snap-on, Inc.	97,848
300	SolarCity Corp.†	7,179
5,249	Southwest Airlines Co.	205,813
1,475	Spirit AeroSystems Holdings, Inc., Class A†	63,425
300	Spirit Airlines, Inc.†(a)	13,461
312	SPX Corp.	4,633
312	SPX FLOW, Inc.†	8,134
50	Standex International Corp.	4,132
1,469	Stanley Black & Decker, Inc.	163,382
875	Steelcase, Inc., Class A	11,874
916	Stericycle, Inc.†(a)	95,374
300	Sun Hydraulics Corp.(a)	8,907
1,000	Swift Transportation Co., Class A†(a)	15,410
500	TAL International Group, Inc.	6,705
650	TASER International, Inc.†	16,172
564	Team, Inc.†(a)	14,004
333	Teledyne Technologies, Inc.†	32,984
300	Tennant Co.(a)	16,161
1,300	Terex Corp.	26,403
743	Tetra Tech, Inc.	22,844
700	Textainer Group Holdings, Ltd.(a)	7,798
2,975	Textron, Inc.	108,766
675	Timken Co.	20,696
312	Titan International, Inc.(a)	1,934
600	Toro Co. (The)	52,920
500	TransDigm Group, Inc.†(a)	131,845
100	TRC Cos., Inc.†(a)	632
225	Trex Co., Inc.†(a)	10,107
1,550	Trinity Industries, Inc.(a)	28,784
556	Triumph Group, Inc.(a)	19,738
800	TrueBlue, Inc.†(a)	15,136
500	Tutor Perini Corp.†(a)	11,775
400	Twin Disc, Inc.(a)	4,296
200	Ultralife Corp.†	1,002
200	UniFirst Corp.	23,144
8,161	Union Pacific Corp.	712,047
3,330	United Continental Holdings, Inc.†	136,663
5,514	United Parcel Service, Inc., Class B	593,968
777	United Rentals, Inc.†(a)	52,137
8,713	United Technologies Corp.	893,518
300	Universal Forest Products, Inc.	27,807
200	US Ecology, Inc.(a)	9,190
1,075	USG Corp.†(a)	28,982
259	Valmont Industries, Inc.(a)	35,035
122	Vectrus, Inc.†(a)	3,476
1,400	Verisk Analytics, Inc., Class A†	113,512
97	Veritiv Corp.†(a)	3,645
400	Viad Corp.	12,400
300	Vicor Corp.†(a)	3,021
300	Virgin America, Inc.†	16,863
750	Volt Information Sciences, Inc.†(a)	4,433
50	Wabash National Corp.†	635
562	WABCO Holdings, Inc.†	51,462

Shares		Value
Industrials — (continued)
859	Wabtec Corp.(a)	$60,328
1,137	Waste Connections, Inc.	81,921
4,050	Waste Management, Inc.	268,394
214	Watsco, Inc.	30,108
300	Watts Water Technologies, Inc., Class A	17,478
250	Werner Enterprises, Inc.(a)	5,743
300	WESCO International, Inc.†(a)	15,447
425	West Corp.	8,356
500	Woodward, Inc.	28,820
575	WW Grainger, Inc.(a)	130,669
655	XPO Logistics, Inc.†(a)	17,200
1,600	Xylem, Inc.	71,440
		22,111,228
Information Technology — 18.7%
1,423	3D Systems Corp.†(a)	19,481
1,185	ACI Worldwide, Inc.†	23,119
5,288	Activision Blizzard, Inc.	209,563
100	Actua Corp.†	903
800	Acxiom Corp.†	17,592
4,422	Adobe Systems, Inc.†	423,583
700	Advanced Energy Industries, Inc.†	26,572
6,750	Advanced Micro Devices, Inc.†	34,695
500	Agilysys, Inc.†(a)	5,235
1,759	Akamai Technologies, Inc.†	98,381
508	Alliance Data Systems Corp.†	99,527
5,840	Alphabet, Inc., Class C†	4,041,864
1,050	Amkor Technology, Inc.†	6,037
2,250	Amphenol Corp., Class A	128,993
32	Amtech Systems, Inc.†	191
2,750	Analog Devices, Inc.	155,760
278	Anixter International, Inc.†	14,812
763	ANSYS, Inc.†	69,242
56,428	Apple, Inc.	5,394,517
11,608	Applied Materials, Inc.	278,244
1,500	Applied Micro Circuits Corp.†(a)	9,630
1,529	ARRIS International PLC†	32,048
800	Arrow Electronics, Inc.†	49,520
625	Aspen Technology, Inc.†	25,150
2,050	Autodesk, Inc.†	110,987
4,661	Automatic Data Processing, Inc.	428,206
1,200	Avnet, Inc.	48,612
1,000	AVX Corp.	13,580
200	Badger Meter, Inc.	14,606
300	Bel Fuse, Inc., Class B	5,334
400	Belden, Inc.	24,148
475	Benchmark Electronics, Inc.†	10,046
298	Black Box Corp.	3,898
300	Black Knight Financial Services, Inc., Class A†(a)	11,280
300	Blackbaud, Inc.	20,370
250	Blucora, Inc.†	2,590
1,000	Booz Allen Hamilton Holding Corp., Class A	29,640
375	Bottomline Technologies de, Inc.†(a)	8,074
128	Broadcom, Ltd.	19,891
1,175	Broadridge Financial Solutions, Inc.	76,610
300	BroadSoft, Inc.†	12,309
4,475	Brocade Communications Systems, Inc.	41,080
106	Brooks Automation, Inc.	1,189
3,197	CA, Inc.	104,958
100	Cabot Microelectronics Corp.	4,234
199	CACI International, Inc., Class A†	17,992
3,177	Cadence Design Systems, Inc.†	77,201
400	CalAmp Corp.†	5,924
175	Calix, Inc.†	1,209

Wilshire Mutual Funds, Inc. Wilshire 5000 IndexSM Fund Schedule of Investments	June 30, 2016 (unaudited)

Shares		Value
Information Technology — (continued)
200	Callidus Software, Inc.†	$3,996
475	Cardtronics, Inc.†(a)	18,910
500	Cavium, Inc.†(a)	19,300
300	CDW Corp.(a)	12,024
997	Ciena Corp.†	18,694
400	Cirrus Logic, Inc.†	15,516
51,823	Cisco Systems, Inc.	1,486,802
1,575	Citrix Systems, Inc.†	126,142
1,000	Cognex Corp.	43,100
5,948	Cognizant Technology Solutions Corp., Class A†	340,464
100	Coherent, Inc.†	9,178
1,150	CommScope Holding Co., Inc.†(a)	35,685
375	CommVault Systems, Inc.†	16,196
1,255	Computer Sciences Corp.	62,311
400	comScore, Inc.†	9,552
100	Comtech Telecommunications Corp.	1,284
825	Convergys Corp.(a)	20,625
1,152	CoreLogic, Inc.†	44,329
500	Cornerstone OnDemand, Inc.†(a)	19,030
11,594	Corning, Inc.	237,445
325	CoStar Group, Inc.†	71,065
425	Cray, Inc.†	12,716
625	Cree, Inc.†(a)	15,275
378	CSG Systems International, Inc.(a)	15,237
1,255	CSRA, Inc.	29,405
100	CTS Corp.	1,792
1,625	Cypress Semiconductor Corp.(a)	17,144
800	Daktronics, Inc.	5,000
600	Datalink Corp.†	4,500
300	Demandware, Inc.†	22,470
388	DHI Group, Inc.†	2,417
650	Diebold, Inc.	16,139
51	Digital Ally, Inc.†	198
300	Diodes, Inc.†	5,637
300	Dolby Laboratories, Inc., Class A	14,355
284	DST Systems, Inc.	33,066
1,421	EarthLink Holdings Corp.	9,094
11,775	eBay, Inc.†	275,653
331	Ebix, Inc.(a)	15,855
400	EchoStar Corp., Class A†	15,880
100	Electro Scientific Industries, Inc.†	584
2,850	Electronic Arts, Inc.†	215,916
404	Electronics For Imaging, Inc.†	17,388
350	Ellie Mae, Inc.†	32,077
20,054	EMC Corp.	544,867
125	EMCORE Corp.†(a)	743
300	EnerNOC, Inc.†(a)	1,896
1,836	Entegris, Inc.†	26,567
375	Envestnet, Inc.†(a)	12,491
600	EPAM Systems, Inc.†	38,586
1,500	Epiq Systems, Inc.	21,900
450	Euronet Worldwide, Inc.†	31,135
500	Exar Corp.†	4,025
300	ExlService Holdings, Inc.†	15,723
768	F5 Networks, Inc.†	87,429
22,067	Facebook, Inc., Class A†	2,521,817
246	Fair Isaac Corp.	27,800
1,250	Fairchild Semiconductor International, Inc., Class A†	24,812
200	FARO Technologies, Inc.†	6,766
406	FEI Co.	43,393
3,135	Fidelity National Information Services, Inc.	230,987
775	Finisar Corp.†	13,570
600	FireEye, Inc.†(a)	9,882

Shares		Value
Information Technology — (continued)
1,825	First Data Corp., Class A†	$20,203
700	First Solar, Inc.†(a)	33,936
2,222	Fiserv, Inc.†	241,598
425	Fitbit, Inc., Class A†(a)	5,194
450	FleetCor Technologies, Inc.†	64,408
1,500	FLIR Systems, Inc.	46,425
481	FormFactor, Inc.†	4,321
255	Forrester Research, Inc.	9,399
1,675	Fortinet, Inc.†	52,913
800	Gartner, Inc.†	77,928
1,600	Genpact, Ltd.†	42,944
1,350	Global Payments, Inc.(a)	96,363
200	Guidance Software, Inc.†(a)	1,238
300	Guidewire Software, Inc.†	18,528
1,260	Harris Corp.(a)	105,134
18,127	Hewlett Packard Enterprise Co.	331,180
18,102	HP, Inc.	227,180
1,100	Hutchinson Technology, Inc.†(a)	3,729
900	IAC	50,670
100	ID Systems, Inc.†(a)	481
1,000	II-VI, Inc.†(a)	18,760
600	Infinera Corp.†(a)	6,768
1,600	Ingram Micro, Inc., Class A	55,648
500	Insight Enterprises, Inc.†	13,000
1,560	Integrated Device Technology, Inc.†	31,403
48,643	Intel Corp.(a)	1,595,490
350	Interactive Intelligence Group, Inc.†(a)	14,346
350	InterDigital, Inc.	19,488
8,947	International Business Machines Corp.	1,357,976
850	Intersil Corp., Class A	11,509
2,191	Intuit, Inc.	244,538
381	IPG Photonics Corp.†(a)	30,480
200	Itron, Inc.†	8,620
1,200	Ixia†	11,784
800	IXYS Corp.(a)	8,200
325	j2 Global, Inc.(a)	20,530
1,550	Jabil Circuit, Inc.	28,629
722	Jack Henry & Associates, Inc.	63,009
3,915	Juniper Networks, Inc.	88,048
600	Key Tronic Corp.†(a)	4,518
2,023	Keysight Technologies, Inc.†	58,849
525	Kimball Electronics, Inc.†	6,536
800	KLA-Tencor Corp.	58,600
983	Knowles Corp.†(a)	13,447
400	Kulicke & Soffa Industries, Inc.†	4,868
1,487	Lam Research Corp.(a)	124,997
200	Lattice Semiconductor Corp.†(a)	1,070
681	Leidos Holdings, Inc.(a)	32,599
550	Lexmark International, Inc., Class A	20,763
360	Liberty Braves Group, Class A†(a)	5,414
255	Liberty Braves Group, Class C†(a)	3,738
3,602	Liberty SiriusXM Group, Class A†	112,959
2,554	Liberty SiriusXM Group, Class C†	78,842
2,100	Linear Technology Corp.	97,713
1,180	LinkedIn Corp., Class A†	223,315
218	Littelfuse, Inc.	25,765
300	LogMeIn, Inc.†	19,029
640	Lumentum Holdings, Inc.†	15,488
650	Manhattan Associates, Inc.†	41,684
300	ManTech International Corp., Class A	11,346
4,125	Marvell Technology Group, Ltd.	39,311
10,094	MasterCard, Inc., Class A	888,878
2,575	Maxim Integrated Products, Inc.	91,902
425	MAXIMUS, Inc.	23,532
600	Medallion Financial Corp.(a)	4,428
1,200	Mentor Graphics Corp.	25,512

Wilshire Mutual Funds, Inc. Wilshire 5000 IndexSM Fund Schedule of Investments	June 30, 2016 (unaudited)

Shares		Value
Information Technology — (continued)
100	Mercury Systems, Inc.†	$2,486
400	Methode Electronics, Inc.	13,692
2,161	Microchip Technology, Inc.(a)	109,692
10,002	Micron Technology, Inc.†	137,628
650	Microsemi Corp.†	21,242
81,437	Microsoft Corp.	4,167,131
100	MicroStrategy, Inc., Class A†	17,502
600	MKS Instruments, Inc.	25,836
662	MoneyGram International, Inc.†	4,535
200	Monolithic Power Systems, Inc.(a)	13,664
350	Monotype Imaging Holdings, Inc.	8,621
1,510	Motorola Solutions, Inc.	99,615
328	Multi-Fineline Electronix, Inc.†(a)	7,610
200	Nanometrics, Inc.†	4,158
900	Napco Security Technologies, Inc.†	5,724
1,312	National Instruments Corp.	35,949
1,300	NCR Corp.†	36,101
2,400	NetApp, Inc.	59,016
350	NETGEAR, Inc.†	16,639
400	NetScout Systems, Inc.†(a)	8,900
600	NetSuite, Inc.†(a)	43,680
750	NeuStar, Inc., Class A†(a)	17,632
1,000	NIC, Inc.	21,940
3,650	Nuance Communications, Inc.†	57,050
100	NVE Corp.(a)	5,865
4,175	NVIDIA Corp.(a)	196,267
299	NXP Semiconductors NV†	23,424
21	Oclaro, Inc.†(a)	102
4,630	ON Semiconductor Corp.†	40,837
33,205	Oracle Corp.	1,359,081
200	OSI Systems, Inc.†	11,626
100	Palo Alto Networks, Inc.†(a)	12,264
425	Pandora Media, Inc.†(a)	5,291
100	PAR Technology Corp.†(a)	479
600	Park Electrochemical Corp.(a)	8,718
3,225	Paychex, Inc.	191,887
300	Paycom Software, Inc.†(a)	12,963
300	Paylocity Holding Corp.†(a)	12,960
11,925	PayPal Holdings, Inc.†	435,382
400	PCM, Inc.†	4,456
600	Pegasystems, Inc.	16,170
8	PFSweb, Inc.†(a)	76
300	Plantronics, Inc.	13,200
300	Plexus Corp.†	12,960
1,500	Polycom, Inc.†	16,875
300	Power Integrations, Inc.	15,021
220	PRGX Global, Inc.†	1,148
500	Progress Software Corp.†	13,730
300	PROS Holdings, Inc.†	5,229
1,240	PTC, Inc.†	46,599
40	QAD, Inc., Class B	692
1,000	Qlik Technologies, Inc.†	29,580
600	QLogic Corp.†	8,844
15,180	QUALCOMM, Inc.	813,193
300	Qualys, Inc.†(a)	8,943
1,275	Rackspace Hosting, Inc.†(a)	26,597
1,000	Rambus, Inc.†(a)	12,080
681	RealNetworks, Inc.†(a)	2,935
625	RealPage, Inc.†	13,956
1,540	Red Hat, Inc.†	111,804
200	Rightside Group, Ltd.†	2,128
300	Rogers Corp.†	18,330
300	Rosetta Stone, Inc.†	2,325
1,020	Rovi Corp.†(a)	15,953
340	Rudolph Technologies, Inc.†	5,280

Shares		Value
Information Technology — (continued)
625	Sabre Corp.	$16,744
5,600	salesforce.com, Inc.†	444,696
633	Sanmina Corp.†	16,971
300	ScanSource, Inc.†	11,133
560	Science Applications International Corp.	32,676
600	Semtech Corp.†	14,316
300	ServiceNow, Inc.†(a)	19,920
300	ShoreTel, Inc.†	2,007
122	Shutterstock, Inc.†(a)	5,588
200	Silicon Laboratories, Inc.†	9,748
1,907	Skyworks Solutions, Inc.(a)	120,675
193	Splunk, Inc.†(a)	10,457
300	SPS Commerce, Inc.†	18,180
800	SS&C Technologies Holdings, Inc.(a)	22,464
129	Stamps.com, Inc.†(a)	11,277
1,300	SunPower Corp., Class A†(a)	20,137
375	Super Micro Computer, Inc.†(a)	9,319
102	SYKES Enterprises, Inc.†	2,954
7,383	Symantec Corp.	151,647
333	Synaptics, Inc.†(a)	17,899
325	Synchronoss Technologies, Inc.†	10,355
300	SYNNEX Corp.(a)	28,446
1,417	Synopsys, Inc.†	76,631
300	Syntel, Inc.†(a)	13,578
1,025	Take-Two Interactive Software, Inc.†(a)	38,868
325	Tech Data Corp.†(a)	23,351
800	TechTarget, Inc.†	6,480
1,325	Teradata Corp.†(a)	33,218
1,800	Teradyne, Inc.	35,442
100	TESSCO Technologies, Inc.	1,389
400	Tessera Technologies, Inc.	12,256
8,010	Texas Instruments, Inc.	501,827
800	TiVo, Inc.†	7,920
1,637	Total System Services, Inc.	86,941
100	Travelzoo, Inc.†(a)	802
1,959	Trimble Navigation, Ltd.†	47,721
1,238	TTM Technologies, Inc.†	9,322
1,100	Twitter, Inc.†(a)	18,601
292	Tyler Technologies, Inc.†(a)	48,679
265	Ultimate Software Group, Inc.†	55,727
427	Unisys Corp.†(a)	3,109
114	United Online, Inc.†	1,254
400	Universal Display Corp.†(a)	27,120
825	Vantiv, Inc., Class A†	46,695
450	VASCO Data Security International, Inc.†	7,376
400	Veeco Instruments, Inc.†	6,624
1,665	VeriFone Systems, Inc.†	30,869
375	Verint Systems, Inc.†(a)	12,424
916	VeriSign, Inc.†	79,197
350	ViaSat, Inc.†(a)	24,990
3,203	Viavi Solutions, Inc.†	21,236
475	VirnetX Holding Corp.†(a)	1,900
400	Virtusa Corp.†	11,552
16,166	Visa, Inc., Class A(a)	1,199,032
1,806	Vishay Intertechnology, Inc.(a)	22,376
129	Vishay Precision Group, Inc.†	1,731
845	VMware, Inc., Class A†(a)	48,351
500	Web.com Group, Inc.†	9,090
458	WebMD Health Corp., Class A†(a)	26,614
2,820	Western Digital Corp.	133,273
4,254	Western Union Co. (The)(a)	81,592
459	WEX, Inc.†	40,700
195	Workday, Inc., Class A†(a)	14,561
9,270	Xerox Corp.	87,972
2,400	Xilinx, Inc.	110,712

Wilshire Mutual Funds, Inc. Wilshire 5000 IndexSM Fund Schedule of Investments	June 30, 2016 (unaudited)

Shares		Value
Information Technology — (continued)
800	XO Group, Inc.†	$13,944
300	Xura, Inc.†	7,329
9,325	Yahoo!, Inc.†(a)	350,247
241	Yelp, Inc., Class A†(a)	7,317
525	Zebra Technologies Corp., Class A†(a)	26,303
5	Zedge, Inc., Class B†	23
524	Zillow Group, Inc., Class A†(a)	19,205
1,048	Zillow Group, Inc., Class C†(a)	38,021
		39,409,957
Materials — 3.2%
381	A Schulman, Inc.	9,304
2,035	Air Products & Chemicals, Inc.	289,051
1,875	AK Steel Holding Corp.†	8,737
1,032	Albemarle Corp.	81,848
13,272	Alcoa, Inc.	123,031
1,350	Allegheny Technologies, Inc.(a)	17,212
400	American Vanguard Corp.	6,044
550	AptarGroup, Inc.	43,521
596	Ashland, Inc.	68,403
700	Avery Dennison Corp.	52,325
675	Axalta Coating Systems, Ltd.†	17,908
575	Axiall Corp.	18,751
348	Balchem Corp.	20,758
1,200	Ball Corp.	86,748
850	Bemis Co., Inc.	43,766
350	Berry Plastics Group, Inc.†	13,597
700	Cabot Corp.	31,962
500	Calgon Carbon Corp.	6,575
500	Carpenter Technology Corp.(a)	16,465
1,400	Celanese Corp., Class A	91,630
600	Century Aluminum Co.†(a)	3,798
2,220	CF Industries Holdings, Inc.(a)	53,502
1,939	Chemours Co.	15,977
850	Chemtura Corp.†	22,423
300	Clearwater Paper Corp.†	19,611
1,400	Cliffs Natural Resources, Inc.†(a)	7,938
37	Codexis, Inc.†	149
1,110	Coeur Mining, Inc.†	11,833
1,300	Commercial Metals Co.(a)	21,970
400	Compass Minerals International, Inc.(a)	29,676
1,800	Core Molding Technologies, Inc.†	24,570
1,200	Crown Holdings, Inc.†	60,804
100	Deltic Timber Corp.(a)	6,713
11,636	Dow Chemical Co. (The)	578,426
534	Eagle Materials, Inc.(a)	41,198
1,415	Eastman Chemical Co.	96,078
2,862	Ecolab, Inc.	339,433
8,296	EI du Pont de Nemours & Co.	537,581
1,000	Ferro Corp.†	13,380
500	Ferroglobe PLC	4,305
550	Flotek Industries, Inc.†(a)	7,260
1,175	FMC Corp.	54,414
11,144	Freeport-McMoRan, Inc.(a)	124,144
727	GCP Applied Technologies, Inc.†(a)	18,931
1,325	Graphic Packaging Holding Co.	16,616
300	Greif, Inc., Class A(a)	11,181
450	HB Fuller Co.	19,795
750	Headwaters, Inc.†	13,455
1,575	Huntsman Corp.	21,184
393	Ingevity Corp.†	13,378
300	Innophos Holdings, Inc.	12,663
300	Innospec, Inc.	13,797
767	International Flavors & Fragrances, Inc.(a)	96,696
4,217	International Paper Co.	178,716
138	Kaiser Aluminum Corp.	12,477
950	KapStone Paper and Packaging Corp.	12,360

Shares		Value
Materials — (continued)
300	Koppers Holdings, Inc.†	$9,219
1,275	Louisiana-Pacific Corp.†	22,121
300	LSB Industries, Inc.†(a)	3,624
645	Martin Marietta Materials, Inc.(a)	123,840
300	Materion Corp.	7,428
350	Minerals Technologies, Inc.	19,880
4,245	Monsanto Co.	438,975
3,275	Mosaic Co. (The)(a)	85,740
200	Myers Industries, Inc.	2,880
100	NewMarket Corp.(a)	41,438
5,100	Newmont Mining Corp.	199,512
2,695	Nucor Corp.	133,160
1,595	Olin Corp.(a)	39,620
1,875	Owens-Illinois, Inc.†(a)	33,769
975	Packaging Corp. of America	65,257
1,000	PH Glatfelter Co.	19,560
783	PolyOne Corp.	27,593
2,641	PPG Industries, Inc.	275,060
2,683	Praxair, Inc.	301,542
500	Rayonier Advanced Materials, Inc.(a)	6,795
700	Reliance Steel & Aluminum Co.	53,830
600	Royal Gold, Inc.(a)	43,212
1,400	RPM International, Inc.	69,930
300	Schweitzer-Mauduit International, Inc.	10,584
400	Scotts Miracle-Gro Co. (The), Class A	27,964
1,975	Sealed Air Corp.	90,791
500	Sensient Technologies Corp.	35,520
772	Sherwin-Williams Co. (The)	226,713
375	Silgan Holdings, Inc.	19,298
1,075	Sonoco Products Co.(a)	53,385
1,322	Southern Copper Corp.(a)	35,668
2,800	Steel Dynamics, Inc.	68,600
300	Stepan Co.	17,859
1,600	Stillwater Mining Co.†(a)	18,976
558	Summit Materials, Inc., Class A†(a)	11,417
564	SunCoke Energy, Inc.	3,282
400	TimkenSteel Corp.(a)	3,848
671	Tredegar Corp.	10,817
500	UFP Technologies, Inc.†	11,270
50	United States Lime & Minerals, Inc.(a)	2,949
1,050	United States Steel Corp.(a)	17,703
657	Valspar Corp.	70,976
1,244	Vulcan Materials Co.	149,728
502	Westlake Chemical Corp.	21,546
2,359	WestRock Co.	91,694
525	Worthington Industries, Inc.	22,208
727	WR Grace & Co.	53,224
		6,664,073
Telecommunication Services — 2.9%
1,000	8x8, Inc.†	14,610
63,350	AT&T, Inc.	2,737,354
5,010	CenturyLink, Inc.(a)	145,340
500	Cogent Communications Holdings, Inc.(a)	20,030
501	Consolidated Communications Holdings, Inc.(a)	13,647
12,211	Frontier Communications Corp.(a)	60,322
600	General Communication, Inc., Class A†(a)	9,480
16	IDT Corp., Class B	227
500	Inteliquent, Inc.	9,945
2,211	Level 3 Communications, Inc.†	113,845
1,276	SBA Communications Corp., Class A†	137,732
600	Shenandoah Telecommunications Co.(a)	23,436
400	Spok Holdings, Inc.	7,666
8,897	Sprint Corp.†(a)	40,303
8	Straight Path Communications, Inc.†(a)	221
1,050	Telephone & Data Systems, Inc.	31,143

Wilshire Mutual Funds, Inc. Wilshire 5000 IndexSM Fund Schedule of Investments	June 30, 2016 (unaudited)

Shares		Value
Telecommunication Services — (continued)
7,900	T-Mobile US, Inc.†(a)	$341,833
300	United States Cellular Corp.†	11,781
41,963	Verizon Communications, Inc.	2,343,214
731	Windstream Holdings, Inc.(a)	6,776
		6,068,905
Utilities — 3.7%
6,335	AES Corp. (The)	79,061
1,119	AGL Resources, Inc.	73,821
425	ALLETE, Inc.	27,468
2,200	Alliant Energy Corp.	87,340
2,500	Ameren Corp.	133,950
5,205	American Electric Power Co., Inc.	364,818
400	American States Water Co.	17,528
1,900	American Water Works Co., Inc.	160,569
1,751	Aqua America, Inc.	62,441
1,100	Atmos Energy Corp.	89,452
550	Avangrid, Inc.(a)	25,333
550	Avista Corp.	24,640
300	Black Hills Corp.	18,912
525	California Water Service Group(a)	18,338
4,000	Calpine Corp.†(a)	59,000
3,600	CenterPoint Energy, Inc.	86,400
300	Chesapeake Utilities Corp.	19,854
2,450	CMS Energy Corp.	112,357
2,850	Consolidated Edison, Inc.(a)	229,254
5,615	Dominion Resources, Inc.(a)	437,577
1,675	DTE Energy Co.	166,026
7,089	Duke Energy Corp.	608,165
11	Dynegy, Inc., Class A†(a)	190
3,150	Edison International	244,660
400	El Paso Electric Co.	18,908
475	Empire District Electric Co.	16,136
1,650	Entergy Corp.	134,227
2,867	Eversource Energy	171,733
8,341	Exelon Corp.	303,279
3,680	FirstEnergy Corp.	128,469
16	Genie Energy, Ltd., Class B(a)	108
1,405	Great Plains Energy, Inc.(a)	42,712
1,100	Hawaiian Electric Industries, Inc.†	36,069
500	IDACORP, Inc.	40,675
1,500	ITC Holdings Corp.	70,230
1,925	MDU Resources Group, Inc.(a)	46,200
450	MGE Energy, Inc.(a)	25,432
650	National Fuel Gas Co.(a)	36,972
800	New Jersey Resources Corp.(a)	30,840
4,707	NextEra Energy, Inc.	613,793
3,315	NiSource, Inc.	87,914
300	Northwest Natural Gas Co.(a)	19,446
400	NorthWestern Corp.	25,228
2,977	NRG Energy, Inc.	44,625
300	NRG Yield, Inc., Class A(a)	4,566
300	NRG Yield, Inc., Class C(a)	4,677
1,800	OGE Energy Corp.(a)	58,950
587	ONE Gas, Inc.	39,088
175	Ormat Technologies, Inc.	7,658
350	Otter Tail Corp.(a)	11,722
4,600	PG&E Corp.	294,032
700	Piedmont Natural Gas Co., Inc.	42,084
1,000	Pinnacle West Capital Corp.	81,060
700	PNM Resources, Inc.	24,808
800	Portland General Electric Co.	35,296
7,000	PPL Corp.	264,250
4,950	Public Service Enterprise Group, Inc.	230,719
1,300	Questar Corp.	32,981
1,079	SCANA Corp.(a)	81,637
2,293	Sempra Energy(a)	261,448

Shares/ Number of Warrants/ Number of Rights		Value
Utilities — (continued)
650	South Jersey Industries, Inc.(a)	$20,553
9,400	Southern Co. (The)	504,122
475	Southwest Gas Corp.	37,387
350	Spire, Inc.	24,794
939	Talen Energy Corp.†(a)	12,723
1,700	TECO Energy, Inc.	46,988
1,600	UGI Corp.	72,400
808	Vectren Corp.	42,557
2,989	WEC Energy Group, Inc.	195,182
1,175	Westar Energy, Inc., Class A	65,906
350	WGL Holdings, Inc.(a)	24,777
4,850	Xcel Energy, Inc.	217,183
		7,779,698
Total Common Stock
(Cost $87,811,551)		209,179,102

SHORT-TERM INVESTMENTS (c) — 13.7%
60,405	Northern Trust Institutional Government Select Portfolio, Institutional Class, 0.240%	60,405
28,897,925	Northern Trust Institutional Liquid Asset Portfolio, Institutional Class, 0.520%(d)	28,897,925

Total Short-Term Investments
(Cost $28,958,330)		28,958,330

WARRANTS † — 0.0%
9	Asterias Biotherapeutics, Inc., Expires 10/05/16	2

Total Warrants(Cost $–)		2
RIGHTS † (e) — 0.0%
United States — 0.0%
1,200	Dyax CVR, Expires 12/31/19	—
1,500	Leap Wireless‡‡	3,780
2,075	Safeway - PDC‡‡	101
2,075	Safeway CVR - Casa Ley‡‡	2,106

Total Rights (Cost $–)		5,987
Total Investments — 112.9%
(Cost $116,769,881)		238,143,421
Other Assets & Liabilities, Net — (12.9)%		(27,235,926)
NET ASSETS — 100.0%		$210,907,495

†	Non-income producing security.
‡‡	Expiration date is unavailable.
(a)	This security or a partial position of this security is on loan at June 30, 2016. The total market value of securities on loan at June 30, 2016 was $29,344,249 (Note 6).
(b)	Real Estate Investment Trust.
(c)	Rate shown is the 7-day effective yield as of June 30, 2016.
(d)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2016 was $28,897,925. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $787,024 (Note 6).
(e)	Securities fair valued using methods determined in good faith by the Pricing Committee. The total market value of such securities as of June 30, 2016 was $5,987 and represented 0.0% of Net Assets.

BDC— Business Development Company
CVR— Contingent Value Rights
LLC— Limited Liability Company
Ltd. — Limited
NY— New York
PDC— Property Development Center
PLC— Public Limited Company

The following is a summary of the level of inputs used as of June 30, 2016 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3‡	Total
Common Stock	$209,179,102	$—	$—	$209,179,102
Short-Term Investments	28,958,330	—	—	28,958,330
Warrant	—	2	—	2
Rights	—	—	5,987	5,987
Total Investments in Securities	$238,137,432	$2	$5,987	$238,143,421

‡	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the six months ended June 30, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the six months ended June 30, 2016, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0, or have been rounded to $0

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

laz

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Schedule of Investments	June 30, 2016 (unaudited)

Shares		Value
COMMON STOCK — 95.5%
Australia — 3.9%
183,550	Alumina, Ltd.(a)	$180,425
1,463	APA Group	10,176
1,407	ASX, Ltd.	48,444
92,021	Aurizon Holdings, Ltd.	333,879
21,520	Bendigo & Adelaide Bank, Ltd.(a)	155,815
42,624	Boral, Ltd.	200,113
12,194	Caltex Australia, Ltd.	293,997
692	CIMIC Group, Ltd.	18,682
48,210	Coca-Cola Amatil, Ltd.	297,601
6,571	Cochlear, Ltd.	599,535
30,586	Computershare, Ltd.	211,500
63,713	CSL, Ltd.	5,373,089
27,732	Dexus Property Group(b)	188,180
43,360	DUET Group	81,326
110,537	Fortescue Metals Group, Ltd.	295,802
183,238	GPT Group(b)	745,166
18,210	Harvey Norman Holdings, Ltd.(a)	63,363
86,055	Medibank Pvt, Ltd.	190,832
7,811	Newcrest Mining, Ltd.†	135,379
58,435	Oil Search, Ltd.	295,072
25,630	Platinum Asset Management, Ltd.	111,313
4,007	Ramsay Health Care, Ltd.	216,561
5,836	REA Group, Ltd.	261,907
180,802	Scentre Group(b)	669,684
26,637	SEEK, Ltd.(a)	305,784
30,210	South32, Ltd.	35,430
91,516	Stockland(b)	324,471
12,074	Sydney Airport	63,046
71,947	Tatts Group, Ltd.	207,045
13,326	TPG Telecom, Ltd.	119,493
18,369	Treasury Wine Estates, Ltd.	127,644
52,052	Westfield Corp.(b)	418,118
6,785	Woodside Petroleum, Ltd.	137,582
		12,716,454
Austria — 0.0%
639	ANDRITZ AG	30,300
2,587	Erste Group Bank AG	58,901
		89,201
Belgium — 0.5%
5,395	Ageas	187,527
7,141	Colruyt SA	395,170
5,419	Delhaize Group	572,435
3,616	KBC Group NV	177,839
1,337	Telenet Group Holding NV†	61,136
3,942	UCB SA	295,996
		1,690,103
Bermuda — 0.6%
62,791	Lazard, Ltd., Class A(e)	1,869,916

Brazil — 0.3%
23,300	Ambev SA	138,177
23,400	BM&F Bovespa SA	129,810
9,500	Cia de Saneamento Basico do Estado de Sao Paulo	85,202
6,600	Petroleo Brasileiro SA†	23,505
6,000	Porto Seguro SA	49,534
15,300	Qualicorp SA	89,019
18,200	Sul America SA	88,442
9,900	Transmissora Alianca de Energia Eletrica SA	59,666
58,300	Vale SA	294,014
		957,369

Shares		Value
Canada — 4.7%
9,700	AltaGas, Ltd.	$235,752
2,600	Atco, Ltd., Class I	91,205
9,000	Bank of Montreal(a)	570,881
12,300	Bank of Nova Scotia	602,742
3,300	BCE, Inc.	156,169
3,000	BlackBerry, Ltd.†	20,132
20,100	CAE, Inc.	242,859
4,400	Canadian Imperial Bank of Commerce	330,490
32,698	Canadian Pacific Railway, Ltd.	4,211,175
1,060	Canadian Pacific Railway, Ltd.*	136,468
4,100	Canadian Utilities, Ltd., Class A	118,784
7,000	Cenovus Energy, Inc.	96,823
14,000	CI Financial Corp.	292,039
7,335	Constellation Software, Inc.	2,838,789
11,900	Crescent Point Energy Corp.	187,994
1,200	First Capital Realty, Inc.	20,583
5,800	Fortis, Inc., Class Common Subscription Receipt(a)	196,049
600	Goldcorp, Inc.	11,480
15,200	H&R Real Estate Investment Trust(b)	264,834
8,534	Husky Energy, Inc.	104,169
10,500	IGM Financial, Inc.	285,835
5,700	Imperial Oil, Ltd.	180,360
1,400	Industrial Alliance Insurance & Financial Services, Inc.	44,007
2,600	Intact Financial Corp., Class Common Subscription Receipt	185,730
5,000	Inter Pipeline, Ltd.	106,041
8,400	Metro, Inc., Class A	292,646
49,400	Potash Corp. of Saskatchewan(a)	802,972
16,200	PrairieSky Royalty, Ltd., Class Common Subscription Receipt	307,461
16,400	RioCan Real Estate Investment Trust, Class Trust Unit(b)	372,315
2,500	Rogers Communications, Inc., Class B	101,204
8,400	Royal Bank of Canada	496,348
800	Seven Generations Energy, Ltd.†(a)	15,270
17,000	Shaw Communications, Inc., Class B	326,328
2,000	SNC-Lavalin Group, Inc.	83,997
21,100	Suncor Energy, Inc.	585,335
1,800	Tourmaline Oil Corp.†	47,384
3,800	TransCanada Corp., Class Common Subscription Receipt	171,948
		15,134,598
China — 3.3%
212,000	Air China, Ltd., Class H	145,748
150,000	Beijing Capital International Airport Co., Ltd., Class H	163,367
506,000	Belle International Holdings, Ltd.	297,813
309,000	China Coal Energy Co., Ltd., Class H	161,899
19,000	China Communications Construction Co., Ltd., Class H	20,598
164,000	China Communications Services Corp., Ltd., Class H	85,954
19,500	China Conch Venture Holdings, Ltd.(a)	38,776
18,000	China Construction Bank Corp., Class H	11,999
334,000	China National Building Material Co., Ltd., Class H	146,891
26,500	China Railway Construction Corp., Ltd., Class H	33,384
28,000	China Southern Airlines Co., Ltd., Class H	15,841
82,068	Ctrip.com International, Ltd. ADR†(a)	3,381,202
190,000	Geely Automobile Holdings, Ltd.(a)	103,634
85,200	Guangzhou R&F Properties Co., Ltd.	108,009

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Schedule of Investments	June 30, 2016 (unaudited)

Shares		Value
China — (continued)
452,000	Huaneng Renewables Corp., Ltd., Class H	$151,282
79,000	Longfor Properties Co., Ltd.	103,071
100	NetEase, Inc. ADR	19,322
500	New Oriental Education & Technology Group, Inc. ADR(a)	20,940
520,000	People's Insurance Co. Group of China, Ltd., Class H	200,191
36,000	PICC Property & Casualty Co., Ltd., Class H	56,759
92,000	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	52,718
309,000	Shui On Land, Ltd.(a)	78,552
235,500	SOHO China, Ltd.(a)	113,697
201,955	Tencent Holdings, Ltd.	4,632,782
18,000	Tingyi Cayman Islands Holding Corp.(a)	17,092
45,000	Want Want China Holdings, Ltd.(a)	31,857
105,000	Weichai Power Co., Ltd., Class H(a)	108,111
200,000	Yanzhou Coal Mining Co., Ltd., Class H	130,305
78,000	Zhejiang Expressway Co., Ltd., Class H	73,790
		10,505,584
Denmark — 6.2%
28,766	Carlsberg A, Class B	2,744,506
52,872	Chr Hansen Holding A	3,472,385
49,199	Coloplast A, Class B	3,682,772
88,471	Novo Nordisk ADR(a)	4,757,970
19,649	Novo Nordisk A, Class B	1,058,156
79,342	Novozymes A, Class B	3,810,073
45,938	TDC A	225,118
758	Vestas Wind Systems A/S	51,521
12,625	William Demant Holding A†	245,756
		20,048,257
Finland — 0.4%
1,549	Fortum OYJ(a)	24,887
8,524	Nokian Renkaat OYJ	305,518
2,062	Sampo Oyj, Class A	84,328
16,021	Stora Enso OYJ, Class R	128,843
39,106	UPM-Kymmene OYJ	718,410
		1,261,986
France — 8.1%
8,538	Airbus Group SE	489,400
2,310	Alstom SA	53,335
35,443	Atos SE	2,922,251
10,433	AXA SA	206,289
7,981	Bureau Veritas SA(a)	167,562
180	Casino Guichard Perrachon SA	9,992
1,733	Christian Dior SE	277,614
928	Cie Generale des Etablissements Michelin, Class B	87,456
26,652	Essilor International SA	3,502,863
7,530	Eutelsat Communications SA	142,130
2,404	Gecina SA(b)	325,619
7,266	Hermes International	2,708,618
310	Iliad SA	62,578
1,373	Lagardere SCA	29,866
18,235	LVMH Moet Hennessy Louis Vuitton SE	2,748,660
136,005	Orange SA	2,211,520
433	Remy Cointreau SA	37,273
1,031	Renault SA	77,838
6,461	Safran SA	435,097
5,758	SCOR SE	170,236
48,419	Societe Generale	1,514,839
1,820	Sodexo SA	194,976
10,511	Technip SA	568,910
46,475	TOTAL SA ADR(a)	2,235,447

Shares		Value
France — (continued)
10,292	Unibail-Rodamco SE(b)	$2,662,491
2,640	Veolia Environnement SA	57,010
772	Vinci SA	54,478
115,315	Vivendi SA(a)	2,157,405
		26,111,753
Germany — 5.6%
17,792	adidas AG	2,554,039
5,009	Allianz SE	714,574
1,384	BASF SE	106,124
4,854	Bayer AG	487,513
4,157	Brenntag AG	201,374
589	Continental AG	111,455
16,154	Deutsche Bank AG	223,299
14,517	Deutsche Lufthansa AG(a)	170,685
82,830	Deutsche Post AG	2,333,539
271,345	E.ON SE	2,739,190
16,192	Evonik Industries AG	482,662
25,650	Fresenius Medical Care AG & Co. KGAA	2,234,290
2,360	Hannover Rueck SE	247,276
4,323	HUGO BOSS AG(a)	245,773
164,247	Infineon Technologies AG	2,377,717
14,376	K+S AG(a)	294,310
616	LANXESS AG	27,026
964	Linde AG	134,321
4,140	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	694,261
9,855	OSRAM Licht AG	512,037
47,081	RWE AG	749,778
4,119	SAP SE	309,359
931	Siemens AG	95,541
2,328	United Internet AG	96,773
		18,142,916
Greece — 0.0%
3,632	FF Group	67,979

Hong Kong — 2.5%
13,500	Beijing Enterprises Holdings, Ltd.	76,534
200,000	Brilliance China Automotive Holdings, Ltd.(a)	206,495
20,000	Cheung Kong Infrastructure Holdings, Ltd.	172,441
78,000	China Everbright, Ltd.	151,345
32,000	China Merchants Holdings International Co., Ltd.	85,664
40,235	China Mobile, Ltd. ADR(a)	2,329,606
120,000	China Resources Land, Ltd.	282,774
172,900	CK Hutchison Holdings, Ltd.	1,901,980
188,000	First Pacific Co., Ltd.	136,487
11,000	Galaxy Entertainment Group, Ltd.	32,912
256,000	Guangdong Investment, Ltd.	390,805
34,100	Hang Seng Bank, Ltd.	584,911
1,400	Hong Kong Exchanges and Clearing, Ltd.	34,112
76,700	Hongkong Land Holdings, Ltd.	469,425
56,000	Hysan Development Co., Ltd.(a)	249,733
374,000	Kunlun Energy Co., Ltd.(a)	311,236
178,000	Nine Dragons Paper Holdings, Ltd.	136,471
496,400	Noble Group, Ltd.(a)	75,170
7,000	Power Assets Holdings, Ltd.	64,362
10,000	Shanghai Industrial Holdings, Ltd.	22,734
48,000	Sino Land Co., Ltd.	79,031
41,800	Swire Properties, Ltd.	111,372
		7,905,600

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Schedule of Investments	June 30, 2016 (unaudited)

Shares		Value
India — 1.1%
54,816	HDFC Bank, Ltd. ADR(a)	$3,637,042

Indonesia — 0.1%
89,600	Bank Danamon Indonesia	24,075
3,200	Bank Mandiri	2,316
59,300	Bank Negara Indonesia Persero	23,500
134,100	Charoen Pokphand Indonesia	38,387
767,300	Global Mediacom	57,454
161,000	Media Nusantara Citra	27,010
320,500	Semen Indonesia Persero	228,286
		401,028
Ireland — 3.6%
19,924	Accenture PLC, Class A(a)	2,257,190
63,850	AerCap Holdings NV†(a)	2,144,722
210,318	Experian PLC	3,990,187
47,913	ICON PLC†	3,354,389
		11,746,488
Israel — 0.1%
24,750	Bezeq The Israeli Telecommunication Corp., Ltd.	49,028
4,359	Nice, Ltd.	277,376
		326,404
Italy — 1.2%
1,438,880	Intesa Sanpaolo SpA	2,740,663
10,492	Prysmian SpA	230,292
705,347	Saipem SpA(a)	282,020
57,768	Snam SpA	345,363
59,389	Terna Rete Elettrica Nazionale SpA	330,507
		3,928,845
Japan — 10.8%
2,600	ABC-Mart, Inc.	174,491
19,300	Acom Co., Ltd.†	93,500
11,200	AEON Financial Service Co., Ltd.	242,513
1,100	Alps Electric Co., Ltd.	20,898
25,200	Amada Holdings Co., Ltd.	255,834
7,300	Benesse Holdings, Inc.	171,373
6,000	Bridgestone Corp.	192,822
3,900	Calbee, Inc.	163,160
33,500	Canon, Inc.	956,432
16,200	Credit Saison Co., Ltd.	272,135
1,100	CYBERDYNE, Inc.†(a)	24,795
8,000	Daiichi Sankyo Co., Ltd.	194,361
2,600	Dentsu, Inc.	121,877
1,000	Eisai Co., Ltd.	55,836
430	Hirose Electric Co., Ltd.	52,875
12,000	Hitachi Construction Machinery Co., Ltd.	175,152
12,500	Hokuriku Electric Power Co.	154,889
2,600	Hulic Co., Ltd.	27,398
111,000	IHI Corp.	299,200
10,700	Iida Group Holdings Co., Ltd.	219,126
5,000	JGC Corp.	71,578
19,000	JX Holdings, Inc.	74,163
6,000	Kamigumi Co., Ltd.	55,457
22,700	Kansai Electric Power Co., Inc. (The)†	221,081
5,830	Keyence Corp.	3,977,976
1,100	Kirin Holdings Co., Ltd.	18,553
38,000	Kobe Steel, Ltd.	31,231
3,500	Kose Corp.	296,589
7,000	Kurita Water Industries, Ltd.	156,042
15,400	Kyushu Electric Power Co., Inc.	154,453
29,100	LIXIL Group Corp.	477,876
148,900	Mazda Motor Corp.	1,970,436
7,500	McDonald's Holdings Co. Japan, Ltd.	203,721

Shares		Value
Japan — (continued)
200	MEIJI Holdings Co., Ltd.	$20,551
6,500	Miraca Holdings, Inc.	281,893
123,000	Mitsubishi Estate Co., Ltd.	2,256,164
44,000	Mitsubishi Gas Chemical Co., Inc.	229,544
5,800	Mitsubishi Tanabe Pharma Corp.	104,795
14,400	Mitsubishi UFJ Lease & Finance Co., Ltd.	55,333
8,000	Mitsui OSK Lines, Ltd.	17,012
90,100	Mizuho Financial Group, Inc.	129,659
4,800	MS&AD Insurance Group Holdings, Inc.	124,369
19,200	Murata Manufacturing Co., Ltd.	2,152,601
6,100	Nabtesco Corp.	145,547
32,000	NEC Corp.	74,556
15,100	NHK Spring Co., Ltd.	122,550
41,000	Nippon Electric Glass Co., Ltd.	171,154
3,400	Nissin Foods Holdings Co., Ltd.	185,677
2,970	Nomura Research Institute, Ltd.	108,926
2,800	NTT DOCOMO, Inc.	75,512
26,000	Oji Holdings Corp.	99,814
3,900	Ono Pharmaceutical Co., Ltd.	169,888
54,400	Otsuka Holdings Co., Ltd.	2,506,909
3,600	Park24 Co., Ltd.	123,712
100	Pola Orbis Holdings, Inc.	9,411
28,700	Resona Holdings, Inc.	104,896
2,700	Sankyo Co., Ltd.	101,231
21,700	SBI Holdings, Inc.	216,091
28,200	Secom Co., Ltd.	2,084,905
18,200	Sega Sammy Holdings, Inc.	196,016
139,900	Seiko Epson Corp.	2,242,824
4,000	Shikoku Electric Power Co., Inc.	47,382
3,600	Shiseido Co., Ltd.	93,808
20,900	Showa Shell Sekiyu	195,074
700	SoftBank Group Corp.	39,586
400	Sohgo Security Services Co., Ltd.	19,774
2,000	Sompo Japan Nipponkoa Holdings, Inc.	53,224
65,500	Sumitomo Corp.	660,234
2,000	Sumitomo Metal Mining Co., Ltd.	20,345
8,800	Sumitomo Rubber Industries, Ltd.	117,813
46,400	Suntory Beverage & Food, Ltd.	2,099,652
4,700	Suzuken Co., Ltd.	147,938
42,175	Sysmex Corp.	2,904,106
26,000	Taiheiyo Cement Corp.	61,583
14,900	Taiyo Nippon Sanso Corp.(a)	136,946
22,200	Takeda Pharmaceutical Co., Ltd.	957,446
5,100	Toho Co., Ltd.	141,226
5,100	Tokyo Tatemono Co., Ltd.	61,160
313,000	Toshiba Corp.	852,613
400	Toyo Suisan Kaisha, Ltd.	16,226
1,200	Toyoda Gosei Co., Ltd.	21,371
2,000	Trend Micro, Inc.	71,528
6,500	Unicharm Corp.	146,039
5,500	Yamaha Corp.	148,244
8,500	Yamaha Motor Co., Ltd.	129,665
5,400	Yokohama Rubber Co., Ltd.	67,727
		34,900,073
Jersey — 0.1%
1,663	Randgold Resources, Ltd.	186,619

Macao — 0.0%
40,800	MGM China Holdings, Ltd.(a)	53,273

Malaysia — 0.2%
135,300	AirAsia BHD	87,602
6,000	British American Tobacco Malaysia BHD	78,471
38,400	CIMB Group Holdings BHD	41,768

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Schedule of Investments	June 30, 2016 (unaudited)

Shares		Value
Malaysia — (continued)
138,000	Felda Global Ventures Holdings BHD	$51,880
65,300	Public Bank BHD	314,645
		574,366
Mexico — 1.2%
74,500	Alfa SAB de CV, Class A	128,075
41,600	Arca Continental SAB de CV	298,554
107,352	Cemex SAB de CV†	66,410
154,000	Fibra Uno Administracion SA de CV (b)	328,089
37,600	Grupo Comercial Chedraui SA de CV	93,740
6,700	Industrias Penoles SAB de CV	159,960
140,700	Kimberly-Clark de Mexico SAB de CV, Class A	332,384
57,500	Mexichem SAB de CV	121,211
90,300	OHL Mexico SAB de CV†	110,637
12,470	Promotora y Operadora de Infraestructura SAB de CV	153,480
836,145	Wal-Mart de Mexico SAB de CV	2,011,408
		3,803,948
Netherlands — 6.4%
408,117	Aegon NV	1,617,099
4,507	Akzo Nobel NV	279,980
4,804	Boskalis Westminster	163,926
33,325	Core Laboratories NV(a)	4,128,634
37,545	Gemalto NV	2,274,634
1,266	Heineken NV	116,120
5,155	Koninklijke Ahold NV	113,836
43,948	Koninklijke DSM NV	2,535,390
622,972	Koninklijke KPN NV	2,220,555
92,760	Koninklijke Philips NV	2,303,823
6,792	Koninklijke Vopak NV	338,104
10,407	NN Group NV	286,490
9,335	OCI NV†(a)	126,460
3,212	Randstad Holding NV	128,451
5,030	Royal Dutch Shell PLC, Class A	138,150
70,235	Royal Dutch Shell PLC ADR, Class A(a)	3,878,377
		20,650,029
New Zealand — 0.1%
26,095	Fletcher Building, Ltd.	160,512
14,618	Meridian Energy, Ltd.	27,588
7,623	Ryman Healthcare, Ltd.	50,881
		238,981
Norway — 0.3%
1,501	DnB NOR ASA	17,967
3,679	Marine Harvest ASA	62,055
2,266	Norsk Hydro ASA	8,295
35,047	Orkla ASA	311,692
9,105	Telenor ASA	150,715
8,560	Yara International ASA	271,924
		822,648
Peru — 0.0%
9,100	Cia de Minas Buenaventura SAA ADR†(a)	108,745

Philippines — 0.0%
213,900	Alliance Global Group, Inc.	67,481

Portugal — 0.1%
12,420	Jeronimo Martins SGPS SA	195,886

Russia — 1.0%
38,700	Alrosa PAO	41,946

Shares		Value
Russia — (continued)
1,858	MegaFon PJSC GDR	$19,403
10,360	Rostelecom PJSC	14,928
10,440,000	RusHydro PJSC	100,558
19,560	Sistema GDR	147,450
127,636	Yandex NV, Class A†(a)	2,788,847
		3,113,132
Singapore — 0.9%
87,600	CapitaLand Commercial Trust(b)	96,349
200,910	DBS Group Holdings, Ltd.	2,368,914
4,500	Sembcorp Industries, Ltd.	9,529
84,300	Sembcorp Marine, Ltd.	98,096
5,400	Singapore Exchange, Ltd.	30,760
20,000	StarHub, Ltd.	56,434
176,700	Suntec Real Estate Investment Trust(b)	233,487
		2,893,569
South Africa — 0.8%
15,482	Exxaro Resources, Ltd.	71,329
14,582	Gold Fields, Ltd.	70,791
17,845	Hyprop Investments, Ltd.(b)	157,099
73,293	Life Healthcare Group Holdings, Ltd.	180,325
1,131	Mondi PLC	21,175
12,386	Sasol, Ltd.	335,088
124,946	Shoprite Holdings, Ltd.	1,415,128
16,939	SPAR Group, Ltd.	232,591
3,795	Steinhoff International Holdings NV	21,771
		2,505,297
South Korea — 1.8%
24,829	BNK Financial Group, Inc.	174,978
692	Coway Co., Ltd.	63,009
19,378	DGB Financial Group, Inc.	146,737
5,413	Doosan Heavy Industries & Construction Co., Ltd.	100,473
5,573	GS Holdings Corp.	231,437
17,826	Hana Financial Group, Inc.	362,418
3,323	Hankook Tire Co., Ltd.	147,841
1,609	Hanwha Chemical Corp.	33,619
4,820	Hanwha Corp.	149,739
1,208	Hyundai Department Store Co., Ltd.	135,901
2,458	Hyundai Engineering & Construction Co., Ltd.	71,913
523	Hyundai Heavy Industries Co., Ltd.	48,421
6,930	Hyundai Marine & Fire Insurance Co., Ltd.	176,712
4,636	Hyundai Steel Co.	186,538
1,978	Industrial Bank of Korea	19,273
7,577	Kangwon Land, Inc.	274,932
571	Korea Electric Power Corp.	29,973
2,507	Korea Gas Corp.	87,162
3,946	Korean Air Lines Co., Ltd.†	89,257
1,089	KT Corp.	28,126
2,512	KT&G Corp.	297,509
1,628	LG Display Co., Ltd.	37,694
1,916	LG Electronics, Inc.	90,237
299	LG Innotek Co., Ltd.	20,618
1,543	Lotte Chemical Corp.	384,033
100	NAVER Corp.	61,952
374	OCI Co., Ltd.	29,648
899	Samsung Electronics Co., Ltd.	1,119,571
6,453	Samsung Heavy Industries Co., Ltd.	51,943
8,051	Shinhan Financial Group Co., Ltd.	264,628
4,466	SK Hynix, Inc.	127,089
2,253	SK Innovation Co., Ltd.	277,602
3,405	S-Oil Corp.	225,646

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Schedule of Investments	June 30, 2016 (unaudited)

Shares		Value
South Korea — (continued)
39,148	Woori Bank	$325,491
		5,872,120
Spain — 2.0%
28,358	Abertis Infraestructuras SA	419,065
11,114	Amadeus IT Holding SA, Class A	489,671
305,570	Banco Bilbao Vizcaya Argentaria SA ADR(a)	1,753,972
10,469	Distribuidora Internacional de Alimentacion SA(a)	61,107
22,166	Enagas SA	677,180
1,727	Endesa SA	34,653
1,858	Grifols SA	42,207
111,341	Iberdrola SA	759,523
52,225	Industria de Diseno Textil SA	1,754,452
92,881	Mapfre SA	203,983
2,236	Red Electrica Corp. SA	199,796
15,080	Zardoya Otis SA	142,406
		6,538,015
Sweden — 0.6%
14,872	Alfa Laval AB(a)	234,395
3,742	Boliden AB	73,134
11,681	Electrolux AB, Class B	318,481
41,447	Husqvarna AB, Class B	308,634
7,375	Kinnevik AB	176,297
4,085	Skandinaviska Enskilda Banken AB, Class A	35,685
6,218	Svenska Handelsbanken AB, Class A	75,490
15,020	Swedbank AB, Class A	315,466
8,969	Swedish Match AB	313,001
29,311	Telefonaktiebolaget LM Ericsson, Class B	225,183
		2,075,766
Switzerland — 7.0%
1,120	Actelion, Ltd.	188,605
548	Adecco Group AG	27,640
3,320	Aryzta AG	122,694
10	Chocoladefabriken Lindt & Spruengli AG	59,641
4,775	Credit Suisse Group AG	50,865
71	Givaudan SA	142,960
46,427	Julius Baer Group, Ltd.	1,868,609
78,871	Nestle SA	6,110,794
30,270	Novartis AG ADR(a)	2,497,578
16,820	Novartis AG	1,388,298
778	Partners Group Holding AG	333,424
15,756	Roche Holding AG	4,157,691
1,615	SGS SA	3,699,563
17	Sika AG	71,282
726	Sonova Holding AG	96,359
12,415	STMicroelectronics NV	72,484
545	Swiss Life Holding AG	125,948
6,716	Swiss Prime Site AG	607,991
7,784	Swiss Re, Ltd.	679,858
395	Swisscom AG(a)	196,238
		22,498,522
Taiwan — 3.2%
20,000	Acer, Inc.†	9,448
6,000	Asustek Computer, Inc.	49,661
933,000	AU Optronics Corp.	322,993
15,000	Casetek Holdings, Ltd.	52,888
196,000	Cheng Shin Rubber Industry Co., Ltd.	413,252
38,190	Chicony Electronics Co., Ltd.	86,428
257,000	China Airlines, Ltd.†	77,352
201,000	Chunghwa Telecom Co., Ltd.	726,950

Shares		Value
Taiwan — (continued)
64,000	Far EasTone Telecommunications Co., Ltd.	$154,970
12,000	Formosa Petrochemical Corp.	32,718
8,000	Formosa Plastics Corp.	19,401
15,150	Foxconn Technology Co., Ltd.	35,787
10,900	Hon Hai Precision Industry Co., Ltd.	28,082
71,000	HTC Corp.	229,851
771,000	Innolux Corp.	260,510
114,000	Lite-On Technology Corp.	157,011
25,000	MediaTek, Inc.	191,039
78,000	Nanya Technology Corp.	96,009
5,000	Phison Electronics Corp.	43,338
62,000	Ruentex Development Co., Ltd.	72,522
30,000	Simplo Technology Co., Ltd.	105,586
19,800	Standard Foods Corp.	48,726
147,000	Synnex Technology International Corp.	159,486
538,000	Taishin Financial Holding Co., Ltd.	208,001
426,849	Taiwan Business Bank†	108,696
70,350	Taiwan Cooperative Financial Holding Co., Ltd.	31,093
83,000	Taiwan Fertilizer Co., Ltd.	110,807
226,629	Taiwan Semiconductor Manufacturing Co., Ltd. ADR(a)	5,944,479
15,000	Transcend Information, Inc.	45,617
213,000	United Microelectronics Corp.	83,535
262,000	Wistron Corp.	183,278
51,000	WPG Holdings, Ltd.	59,563
34,000	Yulon Motor Co., Ltd.	29,022
		10,178,099
Thailand — 0.1%
13,800	BEC World PCL NVDR	8,980
40,800	Indorama Ventures PCL NVDR	33,857
351,800	Krung Thai Bank PCL NVDR	163,871
7,400	Siam Commercial Bank PCL NVDR	29,419
1,418,400	TMB Bank PCL NVDR	87,543
		323,670
Turkey — 0.1%
14,667	Emlak Konut Gayrimenkul Yatirim Ortakligi AS(b)	14,608
72,389	Turkiye Halk Bankasi AS	215,439
26,989	Turkiye Vakiflar Bankasi TAO, Class D	42,384
		272,431
United Kingdom — 12.2%
5,163	3i Group PLC	37,882
10,377	Aberdeen Asset Management PLC	38,933
21,573	Admiral Group PLC	586,574
76,154	ARM Holdings PLC ADR(a)	3,465,768
11,748	ARM Holdings PLC	178,450
66,260	AstraZeneca PLC	3,961,276
44,566	BAE Systems PLC	311,989
3,641	Barratt Developments PLC	19,786
8,132	British American Tobacco PLC	527,193
118,653	BT Group PLC, Class A	652,191
1,766	Burberry Group PLC	27,471
3,273	Capita Group PLC (The)	42,175
81,282	Centrica PLC	245,797
131,872	Cobham PLC	277,834
197,023	Compass Group PLC	3,748,459
10,052	Croda International PLC	421,969
18,610	Diageo PLC	519,885
8,431	Direct Line Insurance Group PLC	38,978
12,412	easyJet PLC	180,367
121,529	G4S PLC	297,791
13,565	GlaxoSmithKline PLC	291,310

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Schedule of Investments	June 30, 2016 (unaudited)

Shares		Value
United Kingdom — (continued)
71,189	HSBC Holdings PLC ADR(a)	$2,228,927
16,932	HSBC Holdings PLC	104,904
33,947	ICAP PLC	191,011
16,570	ITV PLC	39,730
233	Johnson Matthey PLC	8,739
63,850	Markit, Ltd.†(a)	2,081,510
235,783	National Grid PLC	3,467,284
1,999	Next PLC	132,086
6,775	Persimmon PLC	131,379
9,643	Prudential PLC	163,632
66,553	Reckitt Benckiser Group PLC	6,673,413
10,480	Rexam PLC(a)	91,458
1,129	Rolls-Royce Holdings PLC	10,776
173,460	Sky PLC	1,971,113
67,785	Smith & Nephew PLC ADR(a)	2,326,381
14,089	Smith & Nephew PLC	239,249
904	Standard Life PLC	3,567
81,194	Tesco PLC	190,693
4,540	Travis Perkins PLC	89,574
363,601	William Hill PLC	1,252,448
97,811	WPP PLC	2,038,529
		39,308,481
United States — 4.4%
41,642	Chubb, Ltd.(a)	5,443,026
29,755	Schlumberger, Ltd.	2,353,025
14,784	Shire PLC	913,693
239,725	Telefonaktiebolaget LM Ericsson ADR(a)	1,841,088
4,100	Thomson Reuters Corp.	165,879
110,055	Vodafone Group PLC ADR(a)	3,399,599
		14,116,310
Total Common Stock
(Cost $296,969,201)		307,838,984

SHORT-TERM INVESTMENTS (c) — 19.6%
11,013,207	Northern Trust Institutional Government Select Portfolio, Institutional Class, 0.240%	11,013,207
52,038,555	Northern Trust Institutional Liquid Asset Portfolio, Institutional Class, 0.520% (d)	52,038,555

Total Short-Term Investments
(Cost $63,051,762)		63,051,762

EXCHANGE TRADED FUNDS (a) — 0.3%
33,018	iShares MSCI India ETF	921,863
5,173	Vanguard FTSE All-World ex-US ETF	221,663

Total Exchange Traded Fund
(Cost $1,238,009)		1,143,526

PREFERRED STOCK — 0.3%
Brazil — 0.3%
10,900	Cia Brasileira de Distribuicao, Class Preference	158,089
81,300	Cia Energetica de Minas Gerais	182,984
8,600	Cia Energetica de Sao Paulo, Class Preference	31,591
78,300	Gerdau SA	143,569
67,400	Petroleo Brasileiro SA†	196,810

Shares/Number of Rights		Value
Brazil — (continued)
49,700	Vale SA	$200,669

Total Preferred Stock
(Cost $791,932)		913,712
RIGHTS — 0.0%
Hong Kong — 0.0%
496,400	Noble Group, Ltd. † ‡‡	33,165

Total Rights (Cost $24,299)		33,165
Total Investments — 115.7%
(Cost $362,075,203)		372,981,149
Other Assets & Liabilities, Net — (15.7)%		(50,487,941)
NET ASSETS — 100.0%		$322,493,208

*	Security Traded on the Toronto Stock Exchange.
†	Non-income producing security.
‡‡	Expiration date is unavailable.
(a)	This security or a partial position of this security is on loan at June 30, 2016. The total market value of securities on loan at June 30, 2016 was $56,013,973 (Note 6).
(b)	Real Estate Investment Trust.
(c)	Rate shown is the 7-day effective yield as of June 30, 2016.
(d)
This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2016 was $52,038,555.  Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $4,518,602 (Note 6).

(e)	Security considered Master Limited Partnership. At June 30, 2016, this security amounted to $1,869,916 or 0.6% of Net Assets.

ADR — American Depositary Receipt
ETF — Exchange Traded Fund
FTSE — Financial Times Stock Exchange GDR — Global Depositary Receipt Ltd. — Limited MSCI — Morgan Stanley Capital International NVDR — Non-Voting Depositary Receipt
PLC — Public Limited Company

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Schedule of Investments	June 30, 2016 (unaudited)

The following is a list of the levels of inputs used as of June 30, 2016 valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stock
Australia	$—	$12,716,454	*	$—	$12,716,454
Austria	—	89,201	*	—	89,201
Belgium	—	1,690,103	*	—	1,690,103
Bermuda	1,869,916	—		—	1,869,916
Brazil	—	957,369	*	—	957,369
Canada	15,134,598	—		—	15,134,598
China	3,421,464	7,084,120	*	—	10,505,584
Denmark	4,757,970	15,290,287	*	—	20,048,257
Finland	—	1,261,986	*	—	1,261,986
France	2,235,447	23,876,306	*	—	26,111,753
Germany	201,374	17,941,542	*	—	18,142,916
Greece	—	67,979	*	—	67,979
Hong Kong	2,329,606	5,575,994	*	—	7,905,600
India	3,637,042	—		—	3,637,042
Indonesia	—	401,028	*	—	401,028
Ireland	7,756,301	3,990,187	*	—	11,746,488
Israel	—	326,404	*	—	326,404
Italy	—	3,928,845	*	—	3,928,845
Japan	—	34,900,073	*	—	34,900,073
Jersey	—	186,619	*	—	186,619
Macao	—	53,273	*	—	53,273
Malaysia	—	574,366	*	—	574,366
Mexico	—	3,803,948	*	—	3,803,948
Netherlands	8,007,011	12,643,018	*	—	20,650,029
New Zealand	—	238,981	*	—	238,981
Norway	—	822,648	*	—	822,648
Peru	108,745	—		—	108,745
Philippines	—	67,481	*	—	67,481
Portugal	—	195,886	*	—	195,886
Russia	2,946,279	166,853	*	—	3,113,132
Singapore	—	2,893,569	*	—	2,893,569
South Africa	—	2,505,297	*	—	2,505,297
South Korea	—	5,872,120	*	—	5,872,120
Spain	1,753,972	4,784,043	*	—	6,538,015
Sweden	—	2,075,766	*	—	2,075,766
Switzerland	2,497,578	20,000,944	*	—	22,498,522
Taiwan	5,944,479	4,233,620	*	—	10,178,099
Thailand	8,980	314,690	*	—	323,670
Turkey	—	272,431	*	—	272,431
United Kingdom	10,102,586	29,205,895	*	—	39,308,481
United States	13,202,617	913,693	*	—	14,116,310
Total Common Stock	85,915,965	221,923,019		—	307,838,984

Short-Term Investments	63,051,762	—		—	63,051,762
Exchange Traded Funds	1,143,526	—		—	1,143,526
Preferred Stock	—	913,712	*	—	913,712
Rights	—	33,165		—	33,165
Total Investments in Securities	$150,111,253	$222,869,896		$—	$372,981,149

*
For the six months ended June 30, 2016, the transfers out of Level 1 and into Level 2 were $53,718,729 and the transfers out of Level 2 into Level 1 were $20,957,961.  The transfers into Level 2 were due to securities trading primarily outside the United States, the value of which were adjusted as a result of local trading through the application of a third-party vendor (Note 2).

For the six months ended June 30, 2016, there were transfers between Level 2 and Level 3 assets and liabilities due to changes in the availability of observable inputs used to determine fair value. All transfers, if any, are recognized by the Fund at the end of each period.

Amounts designated as “—“ are either $0 or have been rounded to $0.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees since the Registrant last disclosed such procedures in the definitive prospectus/proxy statement on Form N-14 filed with the SEC on December 3, 2008.

Item 11.	Controls and Procedures.

(a)
The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 .

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wilshire Mutual Funds, Inc.

By (Signature and Title)*	/s/ Jason A. Schwarz
Jason A. Schwarz, President
(principal executive officer)

Date: September 2, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jason A. Schwarz
Jason A. Schwarz, President
(principal executive officer)

Date: September 2, 2016

By (Signature and Title)*	/s/ Michael Wauters
Michael Wauters, Treasurer
(principal financial officer)

Date: September 2, 2016

*	Print the name and title of each signing officer under his or her signature.